As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518

Investment Company Act file number

The RBB FUND, INC.

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Salvatore Faia, President

c/o U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5366

Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report

February 28, 2018 (Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned +1.43% net of fees for the six-month period ended February 28, 2018. The positive performance was driven by strong trends in equities, energy and interest rates over the period, with some partially offsetting losses from trading in bonds and major currencies. The presence of strong trends in some markets supported the Fund’s core allocation to trendfollowing systems, through its investment in Abbey Capital Offshore Fund Limited (the “ACOF”), a wholly-owned subsidiary of the Fund. The Fund invests up to 25% of its assets into the ACOF and its remaining assets in a fixed income strategy consisting primarily of U.S. Treasury obligations.

	2018 YTD	MAR. 1, 2017 TO FEB. 28, 2018	SEPT. 1, 2017 TO FEB. 28, 2018	ANNUALIZED SINCE INCEPTION ON JULY 1, 2014 TO FEB. 28, 2018
Class I Shares	-2.07%	-2.57%	1.43%	4.20%
Class A Shares*	-2.16%	-2.84%	1.25%	3.94%
Class A Shares (max load)*	-7.76%	-8.43%	-4.56%	2.27%
Class C Shares**	-2.28%	-3.56%	0.91%	3.18%
BofA Merrill Lynch 3-Month T-Bill Index	0.21%	0.99%	0.58%	0.40%
S&P 500® Total Return Index	1.83%	17.10%	10.84%	11.58%
Barclay CTA Index	-1.02%	0.09%	0.34%	1.03%

Source: Abbey Capital and Bloomberg

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

Please note the above is shown for illustrative purposes only; the Fund is not benchmarked against any of the indices referenced.

*

Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

**	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable and the above is shown for illustrative purposes only.

Abbey Capital Limited (the “Adviser”) has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79%, 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively. This contractual limitation is in effect until December 31, 2018, and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. In determining the Adviser’s obligation to waive its investment advisory fees and/or reimburse expenses, the following expenses are not taken into account: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. Without the

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)

February 28, 2018 (Unaudited)

limitation agreement, the expense ratios are 1.93%. 2.18% and 2.93% of the Fund’s average daily net assets attributable to Class I Shares, Class A Shares, and Class C Shares, respectively, as stated in the current prospectus dated December 31, 2017, as supplemented (and which may differ from the actual expense ratios for the period covered by this report). The quoted performance would have been lower without the expense limitation.

Please refer to the prospectus for further information on expenses and fees.

Market Commentary

In general, investor sentiment was positive over the six-month period ended February 28, 2018 and this supported risk assets amid signs of an uptick in global growth; however this positive sentiment did appear to unwind somewhat in late January and February on signs of building inflationary pressures.

Global equities rallied over the period, supported by solid earnings growth, signs of improving economic conditions and the passing of U.S. tax reform. While most developed market equity indices were positive for the period, gains were pared from late January onwards as worries that mounting inflationary pressures could lead to a more aggressive pace of central bank tightening weighed on risk appetite.

Signs of higher inflation also impacted U.S. Treasuries. The Federal Reserve (“Fed”) began its balance sheet normalisation program in September 2017 and hiked interest rates in December 2017, and this, along with some hawkish Fed signals and higher inflation expectations, resulted in a decline in U.S. Treasury prices as the market priced a steeper path of monetary tightening. In Europe, the European Central Bank began tapering its asset purchase program in January 2018, and this helped to push bond yields in the region higher. The re-appointment of Kuroda as Bank of Japan Governor together with the re-affirmation of the central bank’s commitment to accommodative monetary policy and its yield targeting program meant that Japanese bond yields were largely range-bound over the period.

Despite the improving yield differential of U.S. Treasuries versus other developed market bonds and forecasts of more aggressive Fed rate hikes, the USD weakened over the period. Worries that tax reform could lead to a larger budget deficit weighed on demand for the greenback, as did uncertainty about the U.S. government’s views on currency strength. The EUR was supported by signs of stronger growth in the eurozone, while GBP benefited from reports of progress in Brexit negotiations and forecasts of rate hikes by the Bank of England in 2018.

Signs of stronger global growth were generally supportive of commodity markets, as was the overall weakness in the USD. Crude oil rallied over the period, boosted by the extension of OPEC supply cuts and projections of stronger global demand, however gains were pared somewhat in February as U.S. production reached a 47-year high. Stronger global growth was generally supportive of base metals prices, while in precious metals, the benefits from a weaker USD were offset by signs of a reduction in safe-haven demand. In agricultural commodities, both wheat and soybeans benefited late in the period from concerns about growing conditions in the U.S. and Argentina, respectively, while sugar dropped on concerns of a global supply glut.

Performance Attribution

Returns for the ACOF were driven by gains in equities, interest rates and energy. Within equities, strong upward trends in prices generated profits from long positions, however these gains unwound somewhat later in the period amid sharp corrections in equity markets. Within equities, the S&P 500®, Nikkei 225 and NASDAQ 100 were the top-performing positions, with ACOF’s Diversified Trendfollowing (“Trendfollowing”) sub-advisors (sub-advisors are also known as “Trading Advisors”) generating the largest gains. Profits from energy were generated mostly by Trendfollowing sub-advisors via long positions in crude oil and distillates. In interest rates, the ACOF’s Global Macro and Trendfollowing sub-advisors performed positively, with mostly short positions in 3-month Eurodollar contracts the primary driver. In major currencies, a short position in USD/NOK was the worst performer, with Value sub-advisors seeing the largest

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2018 (Unaudited)

losses in this currency pair. Trendfollowing sub-advisors saw the largest losses in bonds, with primarily long positions in UK and eurozone contracts the largest detractors, while Value sub-advisors saw some partially offsetting profits through short positions in U.S. Treasury contracts as U.S. rate hike expectations increased.

An investment in the Abbey Capital Futures Strategy Fund is speculative and involves substantial risk and conflicts of interest. It is possible that an investor may lose some or all of their investment. Except for fund returns, the portfolio statistics shown in this presentation are based only on the open forward, future and option contracts held by Abbey Capital Offshore Fund Limited (a wholly-owned and controlled subsidiary of the Fund) and does not take into account any other assets held by the Fund (primarily cash and cash-equivalents). The Fund may invest up to 25% of its total assets in the Abbey Capital Offshore Fund Limited which is a multi-advisor fund that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Derivatives Risk, Manager and Management Risks, Advisory Risk, Subsidiary Risks, Tax Risks, Emerging Markets Risk, Leveraging Risks, Foreign Investment Risks, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. A portfolio of hedge funds may increase the potential for losses or gains. One or more underlying managers, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the underlying manager’s investment portfolio (as well as the Fund’s) may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. Trading in futures is not suitable for all investors given its speculative nature and the high level of risk involved. There can be no assurance that the Fund’s or an underlying manager’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. Investors may lose some or all of their investment. This brief statement cannot disclose all of the risks and other factors necessary to evaluate a participation in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, conflicts, tax considerations, charges and expenses. It is not possible to invest directly in an index.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Earnings growth is not representative of the Fund’s future performance.

3

Abbey Capital Futures Strategy Fund

Performance Data

February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	1.25%	-2.84%	-3.03%	3.94%*
Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-4.56%	-8.43%	-4.93%	2.27%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.58%	0.99%	0.48%	0.40%**
S&P 500® Total Return Index	10.84%	17.10%	11.14%	11.58%**
Barclay CTA Index	0.34%	0.09%	-1.92%	1.03%**

†	Not annualized.

††	Inception date of Class A Shares of the Fund was August 29, 2014.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**

Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only the Fund is not benchmarked against any of the indices referenced.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Without the limitation arrangement, the gross expense ratios are 2.18% for Class A Shares as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

4

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class I Shares	1.43%	-2.57%	-2.80%	4.20%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.58%	0.99%	0.48%	0.40%*
S&P 500® Total Return Index	10.84%	17.10%	11.14%	11.58%*
Barclay CTA Index	0.34%	0.09%	-1.92%	1.03%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*

Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only, the Fund is not benchmarked against any of the indices referenced.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.93% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

5

Abbey Capital Futures Strategy Fund

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class C Shares (Pro forma July 1, 2014 to October 6, 2015)	0.91%	-3.56%	N/A	3.18%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.58%	0.99%	0.48%	0.40%**
S&P 500® Total Return Index	10.84%	17.10%	11.14%	11.58%**
Barclay CTA Index	0.34%	0.09%	-1.92%	1.03%**

†	Not annualized.

††	Inception date of Class C Shares of the Fund was October 6, 2015.

*	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

**

Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only the Fund is not benchmarked against any of the indices referenced.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Without the limitation arrangement, the gross expense ratio is 2.93% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, are not available for direct investment and the above is shown for illustrative purposes only.

6

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)

February 28, 2018 (Unaudited)

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

Nasdaq 100 Index

Launched in January 1985, the Nasdaq-100 Index includes 100 of the largest US domestic and international non-financial companies listed on the Nasdaq stock market. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 541 programs included in the calculation of the Barclay CTA Index for 2018. The Barclay CTA Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Hang Seng Index

The Hang Seng Index is a market capitalization-weighted index of 40 of the largest companies that trade on the Hong Kong Exchange. The Hang Seng Index is maintained by a subsidiary of Hang Seng Bank, and has been published since 1969.

Nikkei 225 Index

The Nikkei 225 Index is a price-weighted index comprised of Japan’s top 225 blue-chip companies traded on the Tokyo Stock Exchange.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

7

Abbey Capital Futures Strategy Fund

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A Shares
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$ 1,000.00	$ 1,012.50	$ 10.18
Hypothetical (5% return before expenses)	1,000.00	1,014.68	10.19

	Class I Shares
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period**
Actual	$ 1,000.00	$ 1,014.30	$ 8.94
Hypothetical (5% return before expenses)	1,000.00	1,015.92	8.95

8

Abbey Capital Futures Strategy Fund

Fund Expense Examples (Concluded)

(Unaudited)

	Class C Shares
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period***
Actual	$ 1,000.00	$ 1,009.10	$ 13.90
Hypothetical (5% return before expenses)	1,000.00	1,010.96	13.91

*

Expenses are equal to an annualized expense ratio for the period September 1, 2017 to February 28, 2018 of 2.04% for the Class A Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Class A Shares of the Fund of 1.25%.

**

Expenses are equal to an annualized expense ratio for the period September 1, 2017 to February 28, 2018 of 1.79% for the Class I Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Class I Shares of the Fund of 1.43%.

***

Expenses are equal to an annualized expense ratio for the period September 1, 2017 to February 28, 2018 of 2.79% for the Class C Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Class C Shares of the Fund of 0.91%.

9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2018.

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	94.8%	$894,516,988
PURCHASED OPTIONS	0.9	8,638,070
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures, forward foreign currency contracts and written options)	4.3	40,926,049
NET ASSETS	100.0%	$944,081,107

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments

February 28, 2018 (Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
Short-Term Investments — 94.8%
U.S. Treasury Obligations — 94.8%
U.S. Treasury Bills	1.086%	03/01/18	$51,370	$51,370,000
U.S. Treasury Bills	1.133%	03/08/18	4,825	4,823,898
U.S. Treasury Bills	1.167%	03/22/18	24,525	24,505,776
U.S. Treasury Bills	1.192%	03/29/18	2,990	2,986,576
U.S. Treasury Bills	1.226%	04/05/18	20,784	20,754,498
U.S. Treasury Bills	1.226%	04/12/18	4,690	4,681,707
U.S. Treasury Bills	1.252%	04/19/18	7,874	7,857,524
U.S. Treasury Bills	1.242%	04/26/18	23,948	23,891,329
U.S. Treasury Bills	1.374%	05/10/18	57,543	57,369,292
U.S. Treasury Bills	1.382%	05/17/18	63,050	62,838,781
U.S. Treasury Bills	1.412%	05/24/18	61,218	60,990,524
U.S. Treasury Bills	1.421%	05/31/18	10,731	10,687,124
U.S. Treasury Bills	1.438%	06/07/18	40,754	40,576,216
U.S. Treasury Bills	1.477%	06/14/18	70,880	70,544,059
U.S. Treasury Bills	1.509%	06/21/18	18,150	18,057,677
U.S. Treasury Bills	1.549%	06/28/18	25,087	24,950,172
U.S. Treasury Bills	1.563%	07/05/18	9,518	9,461,576
U.S. Treasury Bills	1.601%	07/12/18	77,940	77,443,328
U.S. Treasury Bills	1.610%	07/19/18	97,200	96,535,912
U.S. Treasury Bills	1.613%	07/26/18	42,912	42,604,106
U.S. Treasury Bills	1.635%	08/02/18	52,611	52,219,399
U.S. Treasury Bills	1.746%	08/09/18	27,306	27,091,071
U.S. Treasury Bills	1.826%	08/16/18	12,858	12,750,068
U.S. Treasury Bills	1.831%	08/23/18	90,319	89,526,375
				894,516,988
TOTAL SHORT-TERM INVESTMENTS
(Cost $894,901,865)				894,516,988
Total Purchased Options — 0.9%**
(Cost $4,027,045)				8,638,070
Total Investments — 95.7%
(Cost $898,928,910)				903,155,058

Other Assets in Excess of Liabilities — 4.3%				40,926,049
Net Assets — 100.0%				$944,081,107

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 19 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the consolidated financial statements.
11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Futures contracts outstanding as of February 28, 2018 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-18	46	$4,311,355	$4,836
2-Year Euro Swapnote Futures	Mar-18	47	5,734,015	(4,301)
3-Month Euro Euribor	Jun-18	10	3,050,008	1,525
3-Month Euro Euribor	Sep-18	8	2,440,006	732
3-Month Euro Euribor	Dec-18	247	75,335,196	4,789
3-Month Euro Euribor	Mar-19	25	7,625,020	137
3-Month Euro Euribor	Jun-19	340	103,700,270	(28,182)
3-Month Euro Euribor	Sep-19	11	3,355,009	(1,189)
5-Year Euro Swapnote Futures	Mar-18	12	1,464,004	(16,372)
90-DAY Bank Bill	Jun-18	48	37,281,553	(588)
90-DAY Bank Bill	Sep-18	516	400,776,699	22,880
90-DAY Bank Bill	Dec-18	112	86,990,291	(1,708)
90-DAY Bank Bill	Mar-19	22	17,087,379	341
90-DAY Eurodollar Futures	Dec-18	694	173,500,000	(1,063,613)
90-DAY Eurodollar Futures	Jun-21	1	250,000	(63)
90-DAY Eurodollar Futures	Sep-21	2	500,000	(163)
90-DAY Sterling Futures	Jun-18	10	1,720,886	(2,925)
90-DAY Sterling Futures	Sep-18	7	1,204,620	(2,409)
Amsterdam Index Futures	Mar-18	61	7,968,170	179,572
AUD/USD Currency Futures	Mar-18	215	16,684,774	(435,738)
BP Currency Futures	Mar-18	366	31,464,492	(471,590)
Brent Crude Futures	May-18	160	10,356,800	(41,850)
Brent Crude Futures	Jun-18	18	1,160,280	3,030
Brent Crude Futures	Jul-18	14	897,820	4,430
Brent Crude Futures	Aug-18	12	765,360	(1,020)
Brent Crude Futures	Sep-18	3	190,320	(5,040)
Brent Crude Futures	Oct-18	3	189,210	(5,720)
CAC40 10 Euro Futures	Mar-18	117	7,592,360	187,228
CAD Currency Futures	Mar-18	49	3,817,835	(49,481)
Cattle Feeder Futures	Mar-18	9	651,375	(12,000)
Cattle Feeder Futures	Apr-18	15	1,102,500	(14,275)
Cattle Feeder Futures	May-18	19	1,411,225	(1,425)
CHF Currency Futures	Mar-18	87	11,515,248	(186,084)
Cocoa Futures	May-18	73	1,619,140	85,310
Cocoa Futures	Jul-18	8	179,280	6,850
Cocoa Futures	Sep-18	3	67,710	2,000
COP/USD Futures	Mar-18	107	3,733,061	97,877
Copper Futures	May-18	101	7,909,563	(178,075)
Copper Futures	Jul-18	10	788,000	(30,388)
Copper Futures	Sep-18	1	79,238	(1,575)
Corn Futures	May-18	61	1,165,100	(64,163)
Cotton No.2 Futures	May-18	146	6,053,890	(36,780)
DAX Index Futures	Mar-18	7	2,654,346	(267,104)
EUR Foreign Exchange Currency Futures	Mar-18	86	13,110,236	(2,063,836)
Euro E-Mini Futures	Mar-18	29	2,210,447	(40,600)
Euro STOXX 50	Mar-18	18	754,987	(188,478)
Euro/CHF 3-Month Futures ICE	Jun-18	1	264,718	(26)
Euro/CHF 3-Month Futures ICE	Sep-18	4	1,058,873	(26)

The accompanying notes are an integral part of the consolidated financial statements.
12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro/CHF 3-Month Futures ICE	Dec-18	4	$1,058,873	$26
Euro/CHF 3-Month Futures ICE	Mar-19	2	529,437	79
Euro/JPY Futures	Mar-18	7	1,067,112	(48,315)
Euro-BTP Futures	Mar-18	114	13,908,036	(99,833)
Euro-BTP Futures	Jun-18	19	2,318,006	(695)
Euro-Bund Futures	Jun-18	3	366,001	11,773
Euro-Oat Futures	Mar-18	26	3,172,008	11,053
Euro-Schatz Futures	Mar-18	134	16,348,043	(1,659)
FTSE 100 Index Futures	Mar-18	51	5,073,530	(286,941)
FTSE 250 Index Futures	Mar-18	46	2,493,437	(50,576)
FTSE/JSE TOP 40	Mar-18	60	2,610,722	(68,009)
FTSE/MIB Index Futures	Mar-18	33	4,549,794	(145,388)
Gasoline RBOB Futures	Apr-18	196	15,843,307	(363,661)
Gasoline RBOB Futures	May-18	21	1,710,463	(60,203)
Gasoline RBOB Futures	Jul-18	2	161,557	(4,339)
Gold 100 Oz Futures	Apr-18	507	66,817,530	(1,109,860)
Gold 100 Oz Futures	Jun-18	16	2,117,920	(15,410)
Hang Seng China Enterprises Index Futures	Mar-18	115	9,072,567	(210,538)
Hang Seng Index Futures	Mar-18	93	18,260,366	(276,760)
IBEX 35 Index Futures	Mar-18	25	2,999,500	32,550
ILS/USD Futures	Mar-18	16	4,604,250	(31,460)
INR/USD Futures	Mar-18	295	9,049,177	(12,492)
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-18	139	130,277,895	342,284
JPY Currency Futures	Mar-18	313	36,692,476	444,218
Lean Hogs Futures	Jun-18	7	225,892	(13,550)
Live Cattle Futures	Apr-18	107	5,276,176	(69,010)
Live Cattle Futures	Jun-18	49	2,265,760	(13,180)
Live Cattle Futures	Aug-18	22	994,180	(12,280)
LME Aluminum Forward	Mar-18	1,471	78,312,363	(469,874)
LME Aluminum Forward	Apr-18	34	1,810,500	(123,133)
LME Aluminum Forward	May-18	6	319,725	(54,916)
LME Aluminum Forward	Jun-18	292	15,581,850	(371,282)
LME Copper Forward	Mar-18	1	172,588	183,525
LME Copper Forward	Apr-18	34	5,878,388	(270,456)
LME Copper Forward	May-18	1	173,194	(2,981)
LME Copper Forward	Jun-18	156	27,077,700	(646,276)
LME Lead Forward	Mar-18	8	500,000	20,873
LME Lead Forward	Apr-18	11	687,775	(30,001)
LME Lead Forward	May-18	4	250,000	(5,800)
LME Nickel Forward	Mar-18	5	412,575	815,626
LME Nickel Forward	Apr-18	19	1,569,438	84,478
LME Nickel Forward	May-18	7	578,970	3,921
LME Nickel Forward	Jun-18	80	6,626,400	(459)
LME Zinc Forward	Mar-18	10	865,000	646,862
LME Zinc Forward	Apr-18	23	1,986,625	17,555
LME Zinc Forward	May-18	9	776,588	(9,756)
LME Zinc Forward	Jun-18	60	5,169,750	(45,831)
Low Sulphur Gasoil G Futures	Apr-18	185	10,706,875	(155,725)
Low Sulphur Gasoil G Futures	May-18	38	2,197,350	(29,625)
Low Sulphur Gasoil G Futures	Jun-18	5	288,000	(5,550)

The accompanying notes are an integral part of the consolidated financial statements.
13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini HSI Index Futures	Mar-18	24	$942,471	$(16,157)
MSCI EAFE Index Futures	Mar-18	29	2,952,925	(98,445)
MSCI Emerging Markets Index Futures	Mar-18	62	3,667,300	(13,460)
MSCI Singapore Exchange ETS	Mar-18	180	5,443,820	(14,335)
MSCI Taiwan Index Futures	Mar-18	118	4,697,580	(6,080)
MXN Currency Futures	Mar-18	386	10,247,751	(33,425)
Nasdaq 100 E-Mini	Mar-18	280	38,444,000	(6,050)
Natural Gas Futures	Nov-18	1	28,400	(570)
Nikkei 225 (Chicago Mercantile Exchange)	Mar-18	10	1,096,000	(35,750)
Nikkei 225 (Singapore Exchange)	Mar-18	67	6,940,508	(424,575)
Nikkei 225 Mini	Mar-18	191	3,956,230	(217,709)
NY Harbor Ultra-Low Sulfur Diesel Futures	Apr-18	174	13,910,778	(616,224)
NY Harbor Ultra-Low Sulfur Diesel Futures	May-18	13	1,040,130	(48,476)
NY Harbor Ultra-Low Sulfur Diesel Futures	Jun-18	23	1,838,588	(57,288)
NZD Currency Futures	Mar-18	367	26,442,256	(437,435)
OMX Stockholm 30 Index Futures	Mar-18	30	569,154	10,783
Palladium Futures	Jun-18	19	1,971,440	20,850
Platinum Futures	Apr-18	76	3,754,780	(85,120)
PLN/USD Futures	Mar-18	46	6,716,544	92,270
RUB Currency Futures	Mar-18	62	2,754,162	116,125
Russell 2000 E-Mini	Mar-18	112	8,462,720	(231,340)
S&P 500 E-Mini Futures	Mar-18	122	16,557,840	(553,868)
S&P Mid 400 E-Mini Futures	Mar-18	28	5,220,600	(173,410)
S&P/TSX 60 IX Futures	Mar-18	70	9,957,762	(308,180)
SGX Nifty 50	Mar-18	294	6,185,172	5,628
Soybean Futures	May-18	257	13,563,175	246,075
Soybean Futures	Jul-18	2	106,425	725
Soybean Futures	Sep-18	1	52,275	(88)
Soybean Meal Futures	May-18	214	8,446,580	461,270
Soybean Meal Futures	Jul-18	46	1,803,660	56,950
Soybean Meal Futures	Aug-18	5	193,050	5,190
SPI 200 Futures	Mar-18	194	22,605,709	30,369
Swiss Federal Bond Futures	Mar-18	20	2,117,747	(39,814)
Topix Index Futures	Mar-18	59	9,776,653	(230,048)
TRY/USD Futures	Mar-18	29	3,812,579	10,265
WTI Crude Futures	Apr-18	312	19,231,680	109,250
WTI Crude Futures	May-18	183	11,249,010	(277,520)
WTI Crude Futures	Jun-18	10	611,400	(15,230)
WTI Crude Futures	Jul-18	2	121,340	(3,180)
WTI Crude Futures	Aug-18	6	360,840	21,390
WTI Crude Futures	Sep-18	6	357,480	(4,050)
WTI Crude Futures	Oct-18	1	59,040	(1,680)
WTI Crude Futures	Nov-18	1	58,560	(1,770)
				$(9,880,388)

The accompanying notes are an integral part of the consolidated financial statements.
14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Dec-19	1,083	$(330,315,859)	$227,238
3-Month Euro Euribor	Mar-20	4	(1,220,003)	(717)
3-Month Euro Euribor	Jun-20	19	(5,795,015)	(3,248)
3-Month Euro Euribor	Sep-20	1	(305,001)	(31)
3-Month Euro Euribor	Dec-20	1	(305,001)	(76)
90-DAY Eurodollar Futures	Mar-18	72	(18,000,000)	94,838
90-DAY Eurodollar Futures	Jun-18	224	(56,000,000)	220,300
90-DAY Eurodollar Futures	Sep-18	295	(73,750,000)	251,900
90-DAY Eurodollar Futures	Mar-19	298	(74,500,000)	268,725
90-DAY Eurodollar Futures	Jun-19	1,827	(456,750,000)	2,445,483
90-DAY Eurodollar Futures	Sep-19	209	(52,250,000)	252,038
90-DAY Eurodollar Futures	Dec-19	2,549	(637,250,000)	2,649,125
90-DAY Eurodollar Futures	Mar-20	77	(19,250,000)	66,963
90-DAY Eurodollar Futures	Jun-20	71	(17,750,000)	62,537
90-DAY Eurodollar Futures	Sep-20	1	(250,000)	(125)
90-DAY Eurodollar Futures	Dec-20	132	(33,000,000)	143,325
90-DAY Eurodollar Futures	Mar-21	2	(500,000)	(75)
90-DAY Sterling Futures	Dec-18	1,512	(260,197,971)	62,933
90-DAY Sterling Futures	Mar-19	145	(24,952,848)	(688)
90-DAY Sterling Futures	Jun-19	223	(38,375,759)	(12,291)
90-DAY Sterling Futures	Sep-19	271	(46,636,012)	20,302
90-DAY Sterling Futures	Dec-19	416	(71,588,860)	109,338
90-DAY Sterling Futures	Mar-20	252	(43,366,328)	14,920
90-DAY Sterling Futures	Jun-20	273	(46,980,189)	40,763
90-DAY Sterling Futures	Sep-20	8	(1,376,709)	120
90-DAY Sterling Futures	Dec-20	220	(37,859,493)	104,819
Australian 10-Year Bond Futures	Mar-18	88	(6,834,951)	(50,167)
Australian 3-Year Bond Futures	Mar-18	19	(1,475,728)	(12,751)
Bank Acceptance Futures	Jun-18	13	(2,532,731)	(3,419)
Bank Acceptance Futures	Sep-18	59	(11,494,701)	2,445
Bank Acceptance Futures	Dec-18	85	(16,560,162)	18,937
Canadian 10-Year Bond Futures	Jun-18	358	(27,899,002)	(215,578)
Canola Futures (Winnipeg Commodity Exchange)	May-18	1	(8,167)	(401)
Canola Futures (Winnipeg Commodity Exchange)	Jul-18	5	(41,225)	(1,897)
Cocoa Futures	May-18	69	(1,502,788)	(113,207)
Cocoa Futures	Jul-18	22	(484,299)	(53,471)
Coffee 'C' Futures	May-18	325	(14,868,750)	253,144
Coffee 'C' Futures	Jul-18	45	(2,094,188)	67,781
Coffee 'C' Futures	Sep-18	10	(473,250)	3,769
Coffee Robusta Futures	May-18	72	(1,241,280)	77,340
Coffee Robusta Futures	Jul-18	30	(526,200)	120
Corn Futures	Sep-18	25	(493,750)	(28,525)
DJIA Mini E-CBOT	Mar-18	60	(7,511,400)	(431,385)
Dollar Index	Mar-18	3	(300,000)	(4,448)
E-Mini Natural Gas	Apr-18	16	(106,675)	(1,780)
Euro BUXL 30-Year Bond Futures	Mar-18	17	(2,074,005)	(53,241)
Euro/CHF 3-Month Futures ICE	Mar-18	1	(264,718)	(132)
Euro-Bobl Futures	Mar-18	444	(54,168,141)	(96,917)
Euro-Bobl Futures	Jun-18	186	(22,692,059)	(20,740)
Euro-Bund Futures	Mar-18	193	(23,546,061)	(388,546)

The accompanying notes are an integral part of the consolidated financial statements.
15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Oat Futures	Jun-18	37	$(4,514,012)	$(451)
Kansas City Hard Red Winter Wheat Futures	May-18	22	(574,475)	(46,025)
Kansas City Hard Red Winter Wheat Futures	Jul-18	58	(1,563,100)	(131,925)
Lean Hogs Futures	Apr-18	92	(2,473,880)	67,880
Lean Hogs Futures	Jul-18	1	(32,880)	(850)
LME Aluminum Forward	Mar-18	1,471	(78,312,363)	447,614
Long Gilt Futures	Jun-18	306	(42,127,290)	(131,710)
Mill Wheat Euro	Mar-18	1	(10,172)	(427)
Mill Wheat Euro	May-18	180	(1,847,390)	10,217
Mill Wheat Euro	Sep-18	118	(1,239,859)	(30,454)
Natural Gas Futures	Apr-18	533	(14,215,200)	(54,980)
Natural Gas Futures	May-18	207	(5,580,700)	(28,220)
Natural Gas Futures	Jun-18	20	(547,000)	(9,070)
Natural Gas Futures	Jul-18	14	(389,100)	(7,290)
Natural Gas Futures	Aug-18	6	(167,500)	(3,740)
Natural Gas Futures	Sep-18	1	(27,700)	(700)
Nikkie 225 (Osaka Securities Exchange)	Mar-18	5	(1,035,662)	(6,467)
Rapeseed Euro	May-18	94	(2,067,112)	(55,998)
Rapeseed Euro	Aug-18	62	(1,345,450)	(4,514)
Rapeseed Euro	Nov-18	6	(131,211)	(4,133)
Silver Futures	May-18	97	(7,957,400)	84,795
Silver Futures	Jul-18	5	(412,450)	3,125
Soybean Futures	Aug-18	3	(159,488)	(11,975)
Soybean Oil Futures	May-18	98	(1,895,124)	74,262
Soybean Oil Futures	Jul-18	88	(1,712,304)	36,042
Sugar No. 11 (World)	May-18	355	(5,319,888)	78,299
Sugar No. 11 (World)	Jul-18	314	(4,744,163)	37,094
Sugar No. 11 (World)	Oct-18	22	(340,278)	1,042
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-18	1,559	(152,323,900)	54,609
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-18	694	(136,276,340)	63,813
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-18	2,012	(192,733,675)	242,054
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-18	246	(29,597,586)	(106,570)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-18	22	(2,432,024)	(26,164)
USD/CZK Futures	Mar-18	30	(3,000,000)	60,939
USD/HUF Futures	Mar-18	29	(2,900,000)	(26,120)
USD/NOK Futures	Mar-18	1	(100,000)	(49,036)
USD/SEK Futures	Mar-18	3	(300,000)	(6,266)
Wheat (Chicago Board of Trade)	May-18	53	(1,311,750)	(200,038)
Wheat (Chicago Board of Trade)	Jul-18	10	(253,625)	(21,400)
White Sugar ICE	May-18	111	(2,005,215)	4,280
White Sugar ICE	Aug-18	51	(914,175)	43,860
White Sugar ICE	Oct-18	3	(54,210)	(30)
				$6,310,719
Total Futures Contracts				$(3,569,669)

The accompanying notes are an integral part of the consolidated financial statements.
16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	28,207,023	USD	21,925,673	Mar 21 2018	BOA	$(16,788)
AUD	62,391,000	USD	49,588,180	Mar 23 2018	BOA	(1,127,841)
AUD	66,000	USD	51,293	Mar 28 2018	BOA	(29)
BRL	35,100,283	USD	10,635,697	Mar 21 2018	BOA	150,069
BRL	4,083,438	USD	1,250,000	Jun 20 2018	BOA	(6,969)
CAD	411,008	USD	320,712	Mar 01 2018	BOA	(408)
CAD	43,572,010	USD	34,524,849	Mar 21 2018	BOA	(554,833)
CAD	35,824,000	USD	28,619,060	Mar 23 2018	BOA	(688,285)
CAD	83,000	USD	64,710	Mar 28 2018	BOA	10
CHF	18,249,000	USD	19,460,315	Mar 23 2018	BOA	(95,082)
CHF	2,108,000	USD	2,257,788	Mar 28 2018	BOA	(19,671)
CLP	9,543,488,344	USD	15,089,803	Mar 21 2018	BOA	945,930
CLP	5,739,651,730	USD	9,700,000	Jun 20 2018	BOA	(67,079)
CNH	35,398,277	USD	5,450,000	Mar 21 2018	BOA	136,056
EUR	1,211,918	USD	1,492,251	Mar 01 2018	BOA	(13,617)
EUR	351,108	USD	428,352	Mar 02 2018	BOA	53
EUR	7,000,000	HUF	2,193,803,866	Mar 21 2018	BOA	15,246
EUR	20,200,000	NOK	198,381,048	Mar 21 2018	BOA	(452,959)
EUR	4,200,000	PLN	17,540,487	Mar 21 2018	BOA	6,001
EUR	32,900,000	SEK	326,224,377	Mar 21 2018	BOA	773,199
EUR	57,430,978	USD	68,993,607	Mar 21 2018	BOA	1,190,419
EUR	40,911,000	USD	49,034,498	Mar 23 2018	BOA	970,126
EUR	51,000	JPY	6,636,865	Mar 28 2018	BOA	28
EUR	1,598,000	USD	1,967,381	Mar 28 2018	BOA	(13,303)
GBP	187,872	USD	262,411	Mar 01 2018	BOA	(3,758)
GBP	629,759	USD	868,438	Mar 02 2018	BOA	(1,393)
GBP	40,902,068	USD	55,339,182	Mar 21 2018	BOA	1,027,891
GBP	28,572,000	USD	38,718,816	Mar 23 2018	BOA	660,764
HUF	1,209,335,168	EUR	3,900,000	Mar 21 2018	BOA	(58,811)
HUF	871,004,193	USD	3,331,682	Mar 21 2018	BOA	58,616
ILS	60,457,605	USD	17,400,000	Mar 21 2018	BOA	2,551
INR	1,592,111,220	USD	24,581,464	Mar 21 2018	BOA	(204,581)
INR	464,187,362	USD	7,050,000	Jun 20 2018	BOA	(12,507)
JPY	132,243,069	USD	1,235,398	Mar 01 2018	BOA	4,116
JPY	33,394,981	USD	313,074	Mar 02 2018	BOA	(47)
JPY	13,734,831,293	USD	123,792,616	Mar 22 2018	BOA	5,146,085
JPY	7,665,381,000	USD	70,211,719	Mar 23 2018	BOA	1,754,740
JPY	754,889,850	EUR	5,756,000	Mar 28 2018	BOA	51,666
JPY	269,445,000	USD	2,529,742	Mar 28 2018	BOA	1,005
KRW	15,558,251,318	USD	14,321,492	Mar 21 2018	BOA	50,069
KRW	6,203,926,766	USD	5,800,000	Jun 20 2018	BOA	(54,855)
MXN	247,139,302	USD	12,925,820	Mar 21 2018	BOA	138,374
MXN	42,318,000	USD	2,234,541	Mar 23 2018	BOA	1,700
NOK	1,995,841	USD	253,054	Mar 02 2018	BOA	(316)
NOK	182,185,533	EUR	18,850,000	Mar 21 2018	BOA	50,467
NOK	76,291,950	USD	9,469,998	Mar 21 2018	BOA	197,602
NZD	567,875	USD	411,550	Mar 01 2018	BOA	(2,005)
NZD	646,453	USD	466,752	Mar 02 2018	BOA	(543)
NZD	29,127,323	USD	20,780,991	Mar 21 2018	BOA	221,313

The accompanying notes are an integral part of the consolidated financial statements.
17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
NZD	26,641,000	USD	19,503,897	Mar 23 2018	BOA	$(294,674)
PHP	152,928,179	USD	3,000,000	Mar 21 2018	BOA	(67,139)
PHP	52,708,000	USD	1,000,000	Jun 20 2018	BOA	5,739
PLN	59,357,624	EUR	14,100,000	Mar 21 2018	BOA	117,720
PLN	41,783,161	USD	11,878,179	Mar 21 2018	BOA	333,993
RUB	697,612,030	USD	11,850,000	Mar 21 2018	BOA	491,484
RUB	582,127,294	USD	10,300,000	Jun 20 2018	BOA	(95,873)
SEK	102,050,745	EUR	10,300,000	Mar 21 2018	BOA	(251,770)
SEK	55,748,129	USD	6,835,933	Mar 21 2018	BOA	(97,350)
SGD	18,595,366	USD	13,921,309	Mar 21 2018	BOA	119,601
THB	281,887,053	USD	8,750,000	Mar 21 2018	BOA	235,164
TRY	92,811,563	USD	23,922,279	Mar 21 2018	BOA	332,803
TWD	141,365,177	USD	4,837,566	Mar 21 2018	BOA	9,586
TWD	13,005,450	USD	450,000	Jun 20 2018	BOA	(1,327)
USD	19,565,650	AUD	25,093,248	Mar 21 2018	BOA	75,288
USD	44,176,625	AUD	56,848,000	Mar 23 2018	BOA	21,646
USD	3,725,832	AUD	4,784,000	Mar 28 2018	BOA	9,972
USD	8,847,371	BRL	28,935,944	Mar 21 2018	BOA	(44,190)
USD	321,789	CAD	411,008	Mar 01 2018	BOA	1,486
USD	31,434,971	CAD	39,648,157	Mar 21 2018	BOA	524,105
USD	44,962,240	CAD	56,987,000	Mar 23 2018	BOA	531,381
USD	4,766,897	CAD	6,079,000	Mar 28 2018	BOA	26,738
USD	17,011,798	CHF	16,644,000	Mar 23 2018	BOA	(650,263)
USD	10,953,013	CHF	10,287,000	Mar 28 2018	BOA	31,046
USD	14,800,000	CLP	8,868,988,180	Mar 21 2018	BOA	(102,383)
USD	1,150,000	CNH	7,330,709	Mar 21 2018	BOA	(6,829)
USD	1,483,788	EUR	1,211,918	Mar 01 2018	BOA	5,154
USD	428,615	EUR	351,108	Mar 02 2018	BOA	210
USD	59,106,325	EUR	48,486,598	Mar 21 2018	BOA	(147,144)
USD	28,729,544	EUR	23,458,000	Mar 23 2018	BOA	57,342
USD	11,520,132	EUR	9,383,000	Mar 28 2018	BOA	46,343
USD	260,932	GBP	187,872	Mar 01 2018	BOA	2,279
USD	872,316	GBP	629,759	Mar 02 2018	BOA	5,272
USD	46,249,538	GBP	33,729,682	Mar 21 2018	BOA	(233,282)
USD	27,658,457	GBP	19,905,000	Mar 23 2018	BOA	224,236
USD	2,314,604	HUF	599,008,928	Mar 21 2018	BOA	(16,979)
USD	11,600,000	ILS	40,282,107	Mar 21 2018	BOA	4,909
USD	20,649,868	INR	1,336,353,258	Mar 21 2018	BOA	188,906
USD	50,000	INR	3,307,516	Jun 20 2018	BOA	(145)
USD	1,230,443	JPY	132,243,069	Mar 01 2018	BOA	(9,071)
USD	311,734	JPY	33,394,981	Mar 02 2018	BOA	(1,294)
USD	98,816,578	JPY	10,953,406,181	Mar 22 2018	BOA	(4,010,893)
USD	51,519,027	JPY	5,703,270,000	Mar 23 2018	BOA	(2,026,145)
USD	13,401,378	KRW	14,391,319,609	Mar 21 2018	BOA	107,742
USD	9,136,033	MXN	175,545,983	Mar 21 2018	BOA	(143,619)
USD	7,904,221	MXN	154,908,000	Mar 23 2018	BOA	(281,694)
USD	253,470	NOK	1,995,841	Mar 02 2018	BOA	731
USD	8,291,714	NOK	67,238,070	Mar 21 2018	BOA	(228,592)
USD	412,815	NZD	567,875	Mar 01 2018	BOA	3,269
USD	467,453	NZD	646,453	Mar 02 2018	BOA	1,244
USD	17,986,186	NZD	25,480,884	Mar 21 2018	BOA	(386,847)

The accompanying notes are an integral part of the consolidated financial statements.
18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
USD	10,865,269	NZD	15,391,000	Mar 23 2018	BOA	$(232,256)
USD	3,000,000	PHP	154,804,442	Mar 21 2018	BOA	31,156
USD	9,195,286	PLN	31,764,012	Mar 21 2018	BOA	(88,539)
USD	12,437,693	RUB	697,612,030	Mar 21 2018	BOA	96,209
USD	5,149,397	SEK	41,633,135	Mar 21 2018	BOA	116,972
USD	4,417,203	SGD	5,862,398	Mar 21 2018	BOA	(9,352)
USD	3,200,000	THB	101,847,261	Mar 21 2018	BOA	(46,387)
USD	13,415,657	TRY	52,288,666	Mar 21 2018	BOA	(249,298)
USD	5,140,721	TWD	152,408,122	Mar 21 2018	BOA	(85,073)
USD	5,986,475	ZAR	74,065,828	Mar 22 2018	BOA	(271,782)
ZAR	177,193,588	USD	14,000,133	Mar 22 2018	BOA	971,996
ZAR	19,636,000	USD	1,688,550	Mar 28 2018	BOA	(30,988)
Total Forward Foreign Currency Contracts						$4,778,960

	Put/Call	Counterparty	Number Of Contracts	Notional Amount	Value
Purchased Options — 0.9%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.50	Put	BAML	4,356	EUR 173,996,064	$963,223
EURO Currency Futures, Expires 4/06/18, Strike Price $1.20	Put	BAML	561	EUR 70,125,000	203,363
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.625	Put	BAML	2,420	EUR 94,350,960	1,376,375
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.875	Put	BAML	4,699	EUR 183,204,612	5,022,056
IMM Eurodollar Futures, Expires 3/19/18, Strike Price $98	Put	BAML	1,753	EUR 68,636,962	514,944
U.S. 10-Year Treasury Bond, Expires 3/23/18, Strike Price $119	Put	BAML	1,508	USD 181,035	282,750
USD JPY Currency Futures, Expires 4/06/18, Strike Price $103	Put	BAML	111,032,000	JPY 111,032,000	275,359
TOTAL PURCHASED OPTIONS (COST $4,027,045)					$8,638,070

The accompanying notes are an integral part of the consolidated financial statements.
19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Put/Call	Counterparty	Number Of Contracts	Notional Amount	Value
Written Options — (0.6)%
3-Month Euro Euribor, Expires 12/16/19, Strike Price $99.375	Put	BAML	4,356	EUR 173,996,064	$(697,506)
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.5	Put	BAML	2,420	EUR 94,350,960	(892,375)
IMM Eurodollar Futures, Expires 12/17/18, Strike Price $97.75	Put	BAML	4,699	EUR 183,204,612	(3,788,569)
U.S. 10-Year Treasury Bond, Expires 3/23/18, Strike Price $118	Put	BAML	1,508	USD 181,035	(70,687)
USD JPY Currency Futures, Expires 4/06/18, Strike Price $100	Put	BAML	111,032,000	JPY 111,032,000	(79,499)
TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $2,164,490)					$(5,528,636)

AUD	Australian Dollar
BAML	Bank of America Merrill Lynch
BOA	Bank of America
BRL	Brazilian Real
CAD	Canadian Dollar
CBOT	Chicago Board of Trade
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DAX	Deutscher Aktienindex
DJIA	Dow Jones Industrial Average
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound
HUF	Hungarian Forint
IBEX	Index of the Bolsa de Madrid
ICE	Intercontinental Exchange
ILS	Israeli New Shekel
IMM	International Monetary Market

INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LME	London Mercantile Exchange
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RBOB	Reformulated Blendstock for Oxygenate Blending
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
SGX	Singapore Exchange
THB	Thai Baht
TRY	Turkish Lira
TSX	Toronto Stock Exchange
TWD	Taiwan Dollar
USD	United States Dollar
WTI	West Texas Intermediate
ZAR	South African Rand

The accompanying notes are an integral part of the consolidated financial statements.
20

Abbey Capital Futures Strategy Fund

Consolidated Statement of Assets And Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $898,928,910)	$903,155,058
Cash	17,881,937
Deposits with broker for forward foreign currency contracts	10,935,448
Deposits with brokers for futures contracts	66,187,979
Receivables for:
Capital shares sold	9,860,916
Unrealized appreciation on forward foreign currency contracts	18,285,818
Unrealized appreciation on futures contracts	13,172,628
Prepaid expenses and other assets	65,644
Total assets	1,039,545,428
LIABILITIES
Options written, at value (premiums received $2,164,490)	5,528,636
Due to broker	2,395,078
Payables for:
Investments purchased	55,379,630
Advisory fees	1,211,443
Capital shares redeemed	432,956
Administration and accounting services fees	72,108
Unrealized depreciation on forward foreign currency contracts	13,506,858
Unrealized depreciation on futures contracts	16,742,297
Other accrued expenses and liabilities	195,315
Total liabilities	95,464,321
Net assets	$944,081,107

NET ASSETS CONSIST OF:
Par value	$83,096
Paid-in capital	921,161,000
Accumulated net investment income/(loss)	(13,674,585)
Accumulated net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	34,401,388
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation, forward foreign currency contracts and written options	2,110,208
Net assets	$944,081,107

CLASS A SHARES:
Net assets	$13,107,496
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,160,554
Net asset value and redemption price per share	$11.29
Maximum offering price per share (100/94.25 of $11.29)	$11.98

CLASS I SHARES:
Net assets	$921,700,371
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	81,101,363
Net asset value, offering and redemption price per share	$11.36

CLASS C SHARES:
Net assets	$9,273,240
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	834,273
Net asset value, offering and redemption price per share	$11.12

The accompanying notes are an integral part of the consolidated financial statements.
21

Abbey Capital Futures Strategy Fund

Consolidated Statement of Operations

For the Six Months Ended
February 28, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$4,773,127
Total investment income	4,773,127
EXPENSES
Advisory fees (Note 2)	7,678,675
Administration and accounting services fees (Note 2)	194,293
Legal fees	93,565
Registration and filing fees	53,329
Transfer agent fees (Note 2)	47,853
Printing and shareholder reporting fees	46,579
Distribution fees (Class C Shares) (Note 2)	35,797
Distribution fees (Class A Shares) (Note 2)	17,217
Audit and tax service fees	31,245
Directors fees	26,945
Officers fees	16,127
Custodian fees (Note 2)	8,765
Other expenses	32,113
Total expenses before waivers and reimbursements	8,282,503
Less: waivers and reimbursements (Note 2)	(447,424)
Net expenses after waivers and reimbursements	7,835,079
Net investment income/(loss)	(3,061,952)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	2,242,234
Futures contracts	37,972,930
Foreign currency transactions	71,372
Forward foreign currency contracts	(4,566,810)
Written options	(1,313,894)
Net change in unrealized appreciation/(depreciation) on:
Investments	4,447,722
Futures contracts	(26,263,709)
Foreign currency translation	38,915
Forward foreign currency contracts	2,465,906
Written options	(3,416,396)
Net realized and unrealized gain/(loss) from investments	11,678,270
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,616,318

The accompanying notes are an integral part of the consolidated financial statements.
22

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$(3,061,952)	$(10,879,903)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	34,405,832	(50,609,874)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation, forward foreign currency contracts and written options	(22,727,562)	20,193,769
Net increase/(decrease) in net assets resulting from operations	8,616,318	(41,296,008)
capital SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	1,754,722	9,247,071
Shares redeemed	(4,206,562)	(10,029,596)
Total from Class A Shares	(2,451,840)	(782,525)
Class I Shares
Proceeds from shares sold	340,278,315	561,507,438
Shares redeemed	(199,363,200)	(489,198,240)
Total from Class I Shares	140,915,115	72,309,198
Class C Shares
Proceeds from shares sold	1,068,532	6,146,653
Shares redeemed	(1,342,971)	(4,447,796)
Total from Class C Shares	(274,439)	1,698,857
Net increase/(decrease) in net assets from capital share transactions	138,188,836	73,225,530
Total increase/(decrease) in net assets	146,805,154	31,929,522
NET ASSETS:
Beginning of period	797,275,953	765,346,431
End of period	$944,081,107	$797,275,953
Accumulated net investment income/(loss), end of period	$(13,674,585)	$(10,612,633)

The accompanying notes are an integral part of the consolidated financial statements.
23

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
SHARE TRANSACTIONS:
Class A Shares
Shares sold	153,265	807,849
Shares redeemed	(374,285)	(881,702)
Total Class A Shares	(221,020)	(73,853)
Class I Shares
Shares sold	29,381,645	49,037,837
Shares redeemed	(17,226,439)	(42,813,179)
Total Class I Shares	12,155,206	6,224,658
Class C Shares
Shares sold	93,830	539,738
Shares redeemed	(118,786)	(395,929)
Total Class C Shares	(24,956)	143,809
Net increase/(decrease) in shares outstanding	11,909,230	6,294,614

The accompanying notes are an integral part of the consolidated financial statements.
24

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.15		$11.77	$12.01	$10.36
Net investment income/(loss)(2)	(0.05)		(0.18)	(0.24)	(0.27)
Net realized and unrealized gain/(loss) from investments	0.19		(0.44)	0.01	2.14
Net increase/(decrease) in net assets resulting from operations	0.14		(0.62)	(0.23)	1.87
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.01)	(0.21)
Net realized capital gains	—		—	—	(0.01)
Total dividends and distributions to shareholders	—		—	(0.01)	(0.22)
Net asset value, end of period	$11.29		$11.15	$11.77	$12.01
Total investment return(3)	1.25	%(4)	(5.18)%	(1.94)%	18.17%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$13,107		$15,401	$17,125	$11,013
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)(6)	2.04	%(5)	2.14%	2.26%	2.28%
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)(6)	2.04	%(5)	2.14%	2.24%	2.24%
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)(6)	2.14	%(5)	2.28%	2.42%	2.71%
Ratio of net investment income/(loss) to average net assets	(0.94	)%(5)	(1.60)%	(2.01)%	(2.23)%
Portfolio turnover rate(7)	0.00	%(4)	0.00%	0.00%	0.00%

(1)	Inception date of Class A Shares of the Fund was August 29, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% of the Fund’s average daily net assets attributable to Class A Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.24% of the Fund’s average daily net assets attributable to Class A Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
25

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$11.80	$12.03	$10.36	$10.00
Net investment income/(loss)(2)	(0.04)		(0.15)	(0.21)	(0.24)	(0.03)
Net realized and unrealized gain/(loss) from investments	0.20		(0.45)	0.01	2.14	0.39
Net increase/(decrease) in net assets resulting from operations	0.16		(0.60)	(0.20)	1.90	0.36
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.03)	(0.22)	—
Net realized gains	—		—	—	(0.01)	—
Total dividends and distributions to shareholders	—		—	(0.03)	(0.23)	—
Net asset value, end of period	$11.36		$11.20	$11.80	$12.03	$10.36
Total investment return(3)	1.43	%(4)	(5.00)%	(1.68)%	18.46%	3.60	%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$921,700		$772,413	$739,842	$220,441	$24,349
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)(6)	1.79	%(5)	1.89%	2.01%	2.03%	2.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)(6)	1.79	%(5)	1.89%	1.99%	1.99%	1.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)(6)	1.89	%(5)	2.03%	2.17%	2.46%	4.71	%(5)
Ratio of net investment income/(loss) to average net assets	(0.69	)%(5)	(1.35)%	(1.76)%	(1.98)%	(1.99	)%(5)
Portfolio turnover rate(7)	0.00	%(4)	0.00%	0.00%	0.00%	0.00	%(4)

(1)	Inception date of Class I Shares of the Fund was July 1, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.99% of the Fund’s average daily net assets attributable to Class I Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
26

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.01		$11.71	$11.99
Net investment income/(loss)(2)	(0.09)		(0.26)	(0.30)
Net realized and unrealized gain/(loss) from investments	0.20		(0.44)	0.03
Net increase/(decrease) in net assets resulting from operations	0.11		(0.70)	(0.27)
Dividends and distributions to shareholders from:
Net investment income	—		—	(0.01)
Total dividends and distributions to shareholders	—		—	(0.01)
Net asset value, end of period	$11.12		$11.01	$11.71
Total investment return(3)	0.91	%(4)	(5.89)%	(2.22	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$9,273		$9,462	$8,380
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)(6)	2.79	%(5)	2.89%	3.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)(6)	2.79	%(5)	2.89%	2.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)(6)	2.89	%(5)	3.03%	3.17	%(5)
Ratio of net investment income/(loss) to average net assets	(1.69	)%(5)	(2.35)%	(2.76	)%(5)
Portfolio turnover rate(7)	0.00	%(4)	0.00%	0.00	%(4)

(1)	Inception date of Class C Shares of the Fund was October 6, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired Fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.79% of the Fund’s average daily net assets attributable to Class C Shares. Prior to February 28, 2017, the contractual fee waiver limited total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.99% of the Fund’s average daily net assets attributable to Class C Shares.

(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the consolidated financial statements.
27

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements

February 28, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer four classes of shares, Class A Shares, Class I Shares, Class C Shares and Class T Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class T Shares are not currently available for sale.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – “Financial Services – Investment Companies.”

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Consolidation of Subsidiary — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $188,789,159, which represented 20.00% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	– Prices are determined using quoted prices in active markets for identical securities.

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Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$894,516,988	$894,516,988	$—	$—
Commodity Contracts
Futures Contracts	4,086,824	4,086,824	—	—
Equity Contracts
Futures Contracts	446,130	446,130	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	18,285,818	—	18,285,818	—
Futures Contracts	821,694	821,694	—	—
Purchased Options	478,722	478,722	—	—
Interest Rate Contracts
Futures Contracts	7,817,980	7,817,980	—	—
Purchased Options	8,159,348	8,159,348	—	—
Total Assets	$934,613,504	$916,327,686	$18,285,818	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(6,197,715)	$(6,197,715)	$—	$—
Equity Contracts
Futures Contracts	(4,261,053)	(4,261,053)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(13,506,858)	—	(13,506,858)	—
Futures Contracts	(3,896,326)	(3,896,326)	—	—
Written Options	(79,499)	(79,499)	—	—
Interest Rate Contracts
Futures Contracts	(2,387,203)	(2,387,203)	—	—
Written Options	(5,449,137)	(5,449,137)	—	—
Total Liabilities	$(35,777,791)	$(22,270,933)	$(13,506,858)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

29

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following tables list the fair values of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Purchased Options	Investments, at value	$—	$8,159,348	$478,722	$—	$8,638,070
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	18,285,818	—	18,285,818
Futures Contracts (a)	Unrealized appreciation on futures contracts	446,130	7,817,980	821,694	4,086,824	13,172,628
Total Value- Assets		$446,130	$15,977,328	$19,586,234	$4,086,824	$40,096,516

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

30

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Liability Derivatives
Written Options	Options written, at value	$—	$(5,449,137)	$(79,499)	$—	$(5,528,636)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	(13,506,858)	—	(13,506,858)
Futures Contracts (a)	Unrealized depreciation on futures contracts	(4,261,053)	(2,387,203)	(3,896,326)	(6,197,715)	(16,742,297)
Total Value- Liabilities		$(4,261,053)	$(7,836,340)	$(17,482,683)	$(6,197,715)	$(35,777,791)

(a)	This amount represents the cumulative appreciation/(depreciation) of forwards and futures contracts as reported on the Consolidated Portfolio of Investments.

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from Investments	$(542,047)	$3,193,359	$(114,245)	$(304,107)	$2,232,960
Futures Contracts	Net realized gain/(loss) from Futures Contracts	33,538,268	2,478,501	(3,627,079)	5,583,240	37,972,930
Forward Contracts	Net realized gain/(loss) from Forward Foreign Currency Contracts	—	—	(4,566,810)	—	(4,566,810)
Written Options	Net realized gain/(loss) from Written Options	199,544	(1,513,438)	—	—	(1,313,894)
Total Realized Gain/(Loss)		$33,195,765	$4,158,422	$(8,308,134)	$5,279,133	$34,325,186

31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/ (depreciation) on investments	$26,260	$5,111,428	$(170,676)	$—	$4,967,012
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	(6,369,006)	(2,002,820)	(4,669,129)	(13,222,754)	(26,263,709)
Forward Contracts	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	—	—	2,465,906	—	2,465,906
Written Options	Net change in unrealized appreciation/ (depreciation) on written options	—	(3,591,383)	174,987	—	(3,416,396)
Total Change in Unrealized Appreciation/(Depreciation)		$(6,342,746)	$(482,775)	$(2,198,912)	$(13,222,754)	$(22,247,187)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)	Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$2,299,981	$(1,049,330)	$3,102,129,942	$(2,492,687,344)	$(1,801,185,795)	$1,801,539,324

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$18,285,818	$(13,506,858)	$—	$4,778,960	$13,506,858	$(13,506,858)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Fund’s written options are exchange-traded options.

Futures Contracts — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund uses forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund and its Subsidiary. The Adviser allocates the assets of the Subsidiary to one or more Trading Advisers unaffiliated with the Adviser to manage. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding certain items discussed below) to the rates (“Expense Caps”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

Advisory Fee	Expense Caps
	Class A	Class I	Class C	Class T
1.77%	2.04%	1.79%	2.79%	2.04%

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

During the current fiscal period, investment advisory fees accrued, waived and reimbursed were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$7,678,675	$(447,424)	$7,231,251

If at any time the Fund's total annual fund operating expenses (not including acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2019	August 31, 2020	August 31, 2021	Total
$801,204	$1,087,123	$447,424	$2,335,751

Altis Partners (Jersey) Limited, Aspect Capital Limited, Cantab Capital Partners LLP, Conquest Capital, LLC, Eclipse Capital Management, Inc., Graham Capital Management, LP, Harmonic Capital Partners LLP, P/E Global, LLC, Revolution Capital Management, LLC, Trigon Investment Advisors, LLC and Welton Investment Partners, LLC each served as a Trading Adviser to the Fund during the period.

Effective October 4, 2017, Conquest Capital LLC no longer serves as a Trading Adviser to the Fund. Effective February 8, 2018, Harmonic Capital Partners LLP no longer serves as a Trading Adviser to the Fund.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Consolidated Statement of Operations.

The Board has adopted a Plan of Distribution for the Class A Shares, Class C Shares and Class T Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and Class T Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

3. Director’s And Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

	Purchases	Sales
Investments in Non U.S. Government Securities	$ —	$ —
Investments in U.S. Government Securities	$ —	$ —

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$ 742,804,483	$ 29,545,769	$ —	$ 29,545,769

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to disallowed losses from the Subsidiary, and net investment loss, were reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$ 10,874,916	$ 50,606,729	$(61,481,645)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Qualified Late-Year Losses	Other Temporary Differences
$ —	$ —	$ 21,334,532	$ (4,444)	$ (7,109,395)	$ —

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017, were as follows:

Ordinary Income	Long-Term Gains	Total
$ —	$ —	$ —

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

For the fiscal year ended August 31, 2017, the Fund deferred to September 1, 2017, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$ 7,109,395	$ —	$ —

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2017, the Fund had capital loss carryforwards of $4,444.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there was the following subsequent event:

Effective March 5, 2018 (subsequent to the end of the reporting period), Tudor Investment Corporation (“Tudor”) serves as a Trading Adviser to the Fund.

39

Abbey Capital Futures Strategy Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

40

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ABB-SAR18

ADARA SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ADARA SMALLER COMPANIES FUND

Semi-Annual Report
Performance Data

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Adara Smaller Companies Fund	9.89%	15.33%	11.06%
Russell 2000® Index	8.30%	10.51%	11.10%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2017, are 0.95% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stocks, preferred stocks, warrants to acquire common stocks and securities convertible into common stocks. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

INVESTMENT CONSIDERATIONS

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small and micro-cap stocks, IPOs, special situations and illiquid securities all of which may be more volatile and less liquid.

1

ADARA SMALLER COMPANIES FUND

Fund Expense Example

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$1,098.90	$4.68
Hypothetical (5% return before expenses)	1,000.00	1,020.33	4.51

*	Expenses are equal to the Fund’s annualized six-month expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 9.89%.

2

ADARA SMALLER COMPANIES FUND

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Software	8.9%	$25,535,683
Banks	7.0	20,178,210
Commercial Services	5.4	15,456,755
Healthcare-Products	5.1	14,564,944
Retail	4.6	13,247,366
Pharmaceuticals	3.8	10,873,042
Internet	3.6	10,503,386
Semiconductors	3.6	10,358,838
Computers	3.6	10,243,133
Telecommunications	3.6	10,221,925
Machinery-Diversified	3.2	9,232,108
Transportation	2.7	7,764,182
Miscellaneous Manufacturing	2.5	7,213,650
Insurance	2.4	6,879,596
Electronics	2.3	6,743,505
Diversified Financial Services	2.3	6,520,857
Engineering & Construction	2.2	6,443,227
Building Materials	1.9	5,363,598
Biotechnology	1.6	4,563,887
Entertainment	1.6	4,544,253
Aerospace/Defense	1.6	4,520,826
Oil & Gas	1.4	3,968,763
Chemicals	1.3	3,636,626
Investment Companies	1.2	3,548,756
Leisure Time	1.2	3,318,635
Food	1.1	3,282,425
Mining	1.1	3,232,807
Auto Parts & Equipment	1.0	2,840,470
Healthcare-Services	1.0	2,782,659
Home Builders	1.0	2,770,264
Home Furnishings	0.9	2,539,504
Distribution/Wholesale	0.8	2,445,918
Apparel	0.8	2,418,928
Savings & Loans	0.8	2,376,210
Household Products / Wares	0.8	2,281,862
Metal Fabricate/Hardware	0.8%	$2,162,137
Oil & Gas Services	0.7	2,153,543
Electrical Components & Equipment	0.7	2,068,656
Lodging	0.7	2,050,512
REITS	0.7	2,042,362
Textiles	0.6	1,824,154
Real Estate	0.6	1,809,606
Scientific Research and Development Services	0.5	1,417,652
Beverages	0.5	1,308,610
Energy-Alternate Sources	0.4	1,121,276
Hand / Machine Tools	0.4	1,066,054
Environmental Control	0.3	813,975
Gas	0.3	799,837
Airlines	0.2	535,692
Medical Equipment and Supplies Manufacturing	0.2	444,152
Electric	0.1	421,522
Forest Products & Paper	0.1	365,040
Iron / Steel	0.1	363,615
Education Services	0.1	264,282
Media	0.1	236,547
Agriculture	0.1	228,191
Packaging & Containers	0.0	203,115
Water	0.0	168,108
Trucking & Leasing	0.0	166,900
Cosmetics/Personal Care	0.0	97,054
Office Furnishings	0.0	73,883
Coal	0.0	52,695
SHORT-TERM INVESTMENTS	4.2	12,149,669
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(1,004,086)
NET ASSETS	100.0%	$287,821,551

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

ADARA SMALLER COMPANIES FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.1%

Aerospace/Defense — 1.6%
Aerojet Rocketdyne Holdings, Inc.*	22,286	$601,722
Aerovironment, Inc.*	1,433	71,249
Cubic Corp.	19,627	1,205,098
Curtiss-Wright Corp.	2,004	270,500
Kaman Corp.	2,787	170,620
KLX, Inc.*	11,908	805,933
Kratos Defense & Security Solutions, Inc.*	31,511	379,708
Moog, Inc., Class A*	1,762	147,708
National Presto Industries, Inc.	1,201	109,051
Orbital ATK, Inc.	1,778	234,803
Triumph Bancorp, Inc.*	10,856	444,553
Triumph Group, Inc.	2,858	79,881
		4,520,826
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	119,275
Universal Corp.	2,216	108,916
		228,191
Airlines — 0.2%
Hawaiian Holdings, Inc.	2,494	89,784
SkyWest, Inc.	8,137	445,908
		535,692
Apparel — 0.8%
Citi Trends, Inc.	8,061	178,632
Crocs, Inc.*	43,105	527,605
JC Penney Co, Inc.*	12,695	54,969
Lakeland Industries, Inc.*	23,652	311,024
Oxford Industries, Inc.	1,483	118,521
Skechers U.S.A., Inc., Class A*	6,336	259,269
Steven Madden Ltd.	3,222	141,446
Stitch Fix, Inc., Class A*	6,820	141,174
Superior Uniform Group, Inc.	17,022	427,252
Unifi, Inc.*	2,830	99,050
Wolverine World Wide, Inc.	5,464	159,986
		2,418,928
Auto Parts & Equipment — 1.0%
American Axle & Manufacturing Holdings, Inc.*	6,688	98,715
Gentherm, Inc.*	3,355	103,334
Motorcar Parts of America, Inc.*	48,007	978,383
Spartan Motors, Inc.	69,237	1,021,246
Unique Fabricating, Inc.	82,960	638,792
		2,840,470
Banks — 7.0%
American River Bankshares	45,350	693,855
Atlantic Capital Bancshares, Inc.*	26,552	459,349
Bank of Commerce Holdings	57,490	620,892
Banner Corp.	1,722	95,192
Boston Private Financial Holdings, Inc.	14,098	205,831
Central Pacific Financial Corp.	2,762	76,977
City Holding Co.	4,208	283,493
CoBiz Financial, Inc.	13,008	246,632
Community Bank System, Inc.	1,997	106,460
CVB Financial Corp.	8,715	200,445
Esquire Financial Holdings, Inc.*	37,190	855,370
Farmers National Bancorp	40,980	553,230
FCB Financial Holdings, Inc., Class A*	12,717	682,267
First BanCorp*	46,257	278,930
First Bancshares, Inc., (The)	15,790	501,332
First Citizens BancShares, Inc., Class A	859	349,699
First Commonwealth Financial Corp.	11,374	158,895
First Financial Bancorp	7,350	199,920
First Financial Bankshares, Inc.	6,581	302,726
First Northwest Bancorp*	23,460	375,360
First of Long Island Corp.	11,253	306,644
Glacier Bancorp, Inc.	3,879	150,893
Heritage Commerce Corp.	21,264	335,546
Home BancShares, Inc.	34,788	799,776
Hope Bancorp, Inc.	14,673	264,994
Horizon Bancorp	25,835	731,130
Independent Bank Corp.	1,226	85,084
Live Oak Bancshares, Inc.	25,568	667,325
MB Financial, Inc.	6,569	269,395
Metropolitan Bank Holding Corp.*	11,610	515,716
Midland States Bancorp, Inc.	22,640	709,764
MidSouth Bancorp, Inc.	41,570	519,625
Northeast Bancorp	27,150	595,942
Northrim BanCorp, Inc.	13,090	435,243
OFG Bancorp	8,517	91,558
Opus Bank	3,209	90,012
Orrstown Financial Services, Inc.	15,980	394,706
Parke Bancorp, Inc.	12,420	257,715
People's Utah Bancorp	23,360	708,976
Preferred Bank	7,915	493,342
Premier Financial Bancorp, Inc.	35,180	619,872
Southside Bancshares, Inc.	4,513	150,734
Sterling Bancorp, Inc.	24,740	346,360
Summit Financial Group, Inc.	25,940	621,263
Texas Capital Bancshares, Inc.*	1,396	125,919
Tompkins Financial Corp.	1,809	138,823
TriState Capital Holdings, Inc.*	9,365	209,308
TrustCo Bank Corp.	19,387	164,790
UMB Financial Corp.	3,746	273,458
United Bankshares, Inc.	5,943	210,977

The accompanying notes are an integral part of the financial statements.
4

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Banks — (Continued)
United Community Banks, Inc.	28,931	$894,257
Walker & Dunlop, Inc.	1,239	59,881
West Bancorporation, Inc.	22,130	537,759
Westamerica Bancorp	2,698	154,568
		20,178,210
Beverages — 0.5%
Farmer Brothers Co.*	21,549	672,329
MGP Ingredients, Inc.	7,582	636,281
		1,308,610
Biotechnology — 1.6%
Acorda Therapeutics, Inc.*	3,666	87,067
ANI Pharmaceuticals, Inc.*	2,019	129,357
Audentes Therapeutics, Inc.*	6,946	234,011
Blueprint Medicines Corp.*	7,854	679,842
Cambrex Corp.*	1,154	59,950
ChromaDex Corp.*	78,373	427,133
Cytokinetics, Inc.*	4,423	34,278
Foundation Medicine, Inc.*	6,585	544,909
Ligand Pharmaceuticals, Inc.*	1,187	180,293
Loxo Oncology, Inc.*	9,838	1,094,182
Medicines Co., (The)*	4,827	147,803
Momenta Pharmaceuticals, Inc.*	8,455	144,158
Myriad Genetics, Inc.*	2,083	67,531
NeoGenomics, Inc.*	75,842	637,073
Ovid Therapeutics, Inc.*	14,613	96,300
		4,563,887
Building Materials — 1.9%
AAON, Inc.	2,382	87,538
Apogee Enterprises, Inc.	2,856	123,208
Armstrong Flooring, Inc.*	43,760	613,078
Armstrong World Industries, Inc.*	19,238	1,160,051
Aspen Aerogels, Inc.*	62,996	289,782
Foundation Building Materials, Inc.*	2,906	39,783
Gibraltar Industries, Inc.*	4,141	143,693
Griffon Corp.	5,631	105,300
M/I Homes, Inc.*	4,319	125,467
NCI Building Systems, Inc.*	18,021	293,742
New Relic, Inc.*	8,230	590,749
Patrick Industries, Inc.*	6,882	422,899
PGT Innovations, Inc.*	17,027	297,973
Simpson Manufacturing Co., Inc.	2,069	114,457
Summit Materials, Inc., Class A*	21,782	688,965
Universal Forest Products, Inc.	8,103	266,913
		5,363,598
Chemicals — 1.3%
A Schulman, Inc.	1,631	71,519
Aceto Corp.	1,868	13,394
AdvanSix, Inc.*	9,397	388,566
Balchem Corp.	1,142	85,935
Chemours Co., (The)	9,276	440,703
Ferro Corp.*	13,519	289,171
HB Fuller Co.	4,743	239,000
Innophos Holdings, Inc.	2,039	84,741
Innospec, Inc.	1,121	72,809
KMG Chemicals, Inc.	7,574	454,213
Koppers Holdings, Inc.*	2,012	81,285
Kraton Corp.*	2,728	115,694
Landec Corp.*	72,648	944,424
Rayonier Advanced Materials, Inc.	6,815	138,822
Stepan Co.	2,701	216,350
		3,636,626
Coal — 0.0%
SunCoke Energy, Inc.*	4,934	52,695

Commercial Services — 5.4%
ABM Industries, Inc.	3,179	111,774
AMN Healthcare Services, Inc.*	3,294	183,311
ARC Document Solutions, Inc.*	128,170	273,002
AstroNova, Inc.	18,890	254,070
Barrett Business Services, Inc.	18,555	1,378,451
BG Staffing, Inc.	46,570	766,076
Brink's Co., (The)	4,054	297,969
CAI International, Inc.*	23,610	476,922
Capella Education Co.	1,954	151,826
Cardtronics, Class A, PLC*	2,979	66,670
Care.com, Inc.*	59,773	1,068,741
Chegg, Inc.*	57,951	1,153,804
CRA International, Inc.	12,970	648,370
Cross Country Healthcare, Inc.*	5,678	73,530
Everi Holdings, Inc.*	26,840	199,958
Global Medical REIT, Inc.	68,760	446,940
Green Dot Corp., Class A*	4,948	322,263
Healthcare Services Group, Inc.	3,392	154,099
HealthEquity, Inc.*	12,512	720,441
HMS Holdings Corp.*	9,256	148,466
Hostess Brands, Inc.*	135,570	1,659,377
Insperity, Inc.	2,292	149,668
Kelly Services, Inc., Class A	19,482	574,524
Korn/Ferry International	4,210	176,441
LSC Communications, Inc.	298	4,339
MarketAxess Holdings, Inc.	2,439	493,654
Matthews International Corp., Class A	1,608	82,410
Medifast, Inc.	4,555	290,563
Monro Muffler Brake, Inc.	1,316	66,984
Navigant Consulting, Inc.*	3,071	61,051
On Assignment, Inc.*	3,035	232,754
Quanta Services, Inc.*	17,469	601,632
Rent-A-Center, Inc.	9,822	73,861
Resources Connection, Inc.	46,318	720,245
RR Donnelley & Sons Co.	10,161	76,614

The accompanying notes are an integral part of the financial statements.

5

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Commercial Services — (Continued)
SP Plus Corp.*	10,791	$388,476
Strayer Education, Inc.	1,101	98,694
Team, Inc.*	5,510	90,088
Teladoc, Inc.*	7,915	317,391
Viad Corp.	7,710	401,306
		15,456,755
Computers — 3.6%
CACI International, Inc., Class A*	1,145	170,662
Computer Services, Inc.	19,169	872,190
DMC Global, Inc.	79,912	1,694,134
Engility Holdings, Inc.*	2,262	61,775
ExlService Holdings, Inc.*	1,497	85,359
Icad, Inc.*	71,137	244,000
Insight Enterprises, Inc.*	2,176	76,008
Lumentum Holdings, Inc.*	7,377	449,997
MAXIMUS, Inc.	1,853	124,114
Mercury Systems, Inc.*	17,228	791,971
Mitek Systems, Inc.*	52,004	397,831
MTS Systems Corp.	1,077	52,719
Nutanix, Inc., Class A*	15,917	580,175
PAR Technology Corp.*	35,289	389,591
Quantum Corp.*	152,383	557,722
SendGrid, Inc.*	21,725	567,457
Sykes Enterprises, Inc.*	20,699	601,513
USA Technologies, Inc.*	27,572	224,712
Varonis Systems, Inc.*	13,242	743,538
VeriFone Systems, Inc.*	47,900	795,140
WNS Holdings Ltd., ADR*	16,945	762,525
		10,243,133
Cosmetics/Personal Care — 0.0%
Inter Parfums, Inc.	2,289	97,054

Distribution/Wholesale — 0.8%
Anixter International, Inc.*	1,549	117,027
Essendant, Inc.	10,397	82,552
Fossil Group, Inc.*	7,293	97,580
G-III Apparel Group Ltd.*	13,694	505,446
H&E Equipment Services, Inc.	5,526	208,275
Pool Corp.	2,106	290,691
ScanSource, Inc.*	1,959	64,157
SiteOne Landscape Supply, Inc.*	10,788	742,646
Titan Machinery, Inc.*	16,928	337,544
		2,445,918
Diversified Financial Services — 2.3%
Alcentra Capital Corp.	24,100	180,027
Blackhawk Network Holdings, Inc.*	10,225	457,569
Donnelley Financial Solutions, Inc.*	4,158	71,975
Encore Capital Group, Inc.*	4,540	194,312
Enova International, Inc.*	41,598	915,156
Evercore Partners, Inc., Class A	8,057	749,704
Financial Engines, Inc.	3,587	120,164
First Business Financial Services, Inc.	11,450	275,372
Greenhill & Co., Inc.	3,731	75,926
Interactive Brokers Group, Inc., Class A	3,063	212,572
Investment Technology Group, Inc.	2,378	47,132
LendingTree, Inc.*	832	289,952
Moelis & Co., Class A	14,605	741,204
Oaktree Specialty Lending Corp.	167,830	721,669
PRA Group, Inc.*	3,304	126,543
Silvercrest Asset Management Group, Inc., Class A	65,582	990,288
WageWorks, Inc.*	2,280	119,586
World Acceptance Corp.*	2,155	231,706
		6,520,857
Education Services — 0.1%
Career Education Corp.*	19,976	264,282

Electric — 0.1%
ALLETE, Inc.	4,232	288,411
Avista Corp.	1,395	66,723
El Paso Electric Co.	1,366	66,388
		421,522
Electrical Components & Equipment — 0.7%
Advanced Energy Industries, Inc.*	2,466	163,545
Encore Wire Corp.	1,278	66,967
EnerSys	3,171	220,987
General Cable Corp.	4,266	126,060
Insteel Industries, Inc.	3,649	103,048
Littelfuse, Inc.	4,452	923,790
ShotSpotter, Inc.*	17,539	323,068
SPX Corp.*	4,521	141,191
		2,068,656
Electronics — 2.3%
Brady Corp., Class A	2,928	109,507
Coherent, Inc.*	1,014	212,088
Conn's, Inc.*	5,809	189,954
ESCO Technologies, Inc.	10,293	606,258
FARO Technologies, Inc.*	12,156	721,459
II-VI, Inc.*	21,020	809,270
Itron, Inc.*	4,655	325,850
Ituran Location and Control Ltd.	21,711	750,115
Methode Electronics, Inc.	2,476	97,678
Napco Security Technologies, Inc.*	51,080	515,908
OSI Systems, Inc.*	8,106	511,813
Plexus Corp.*	2,641	159,305
Rogers Corp.*	6,397	878,436
Sanmina Corp.*	6,648	183,152

The accompanying notes are an integral part of the financial statements.

6

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Electronics — (Continued)
TTM Technologies, Inc.*	8,548	$138,136
ZAGG, Inc.*	35,520	534,576
		6,743,505
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	59,969
Hydrogenics Corp.*	39,346	348,212
REX American Resources Corp.*	1,256	101,384
SolarEdge Technologies, Inc.*	12,222	611,711
		1,121,276
Engineering & Construction — 2.2%
Aegion Corp.*	17,062	391,743
Comfort Systems USA, Inc.	4,006	164,446
Dycom Industries, Inc.*	7,655	836,232
EMCOR Group, Inc.	4,741	361,786
Exponent, Inc.	1,390	108,072
Granite Construction, Inc.	11,235	652,754
MasTec, Inc.*	14,179	722,420
MYR Group, Inc.*	4,168	134,835
NV5 Global, Inc.*	26,759	1,157,327
Primoris Services Corp.	21,599	537,815
Sterling Construction Co., Inc.*	55,296	667,976
TopBuild Corp.*	10,164	707,821
		6,443,227
Entertainment — 1.6%
Eldorado Resorts, Inc.*	18,674	636,783
Gaia, Inc.*	19,739	253,646
Golden Entertainment, Inc.*	12,930	360,617
International Speedway Corp., Class A	22,161	997,245
National CineMedia, Inc.	76,930	579,283
Pinnacle Entertainment, Inc.*	3,069	92,592
Pinnacle Financial Partners, Inc.	10,376	669,771
PlayAGS, Inc.*	18,423	381,540
Red Rock Resorts, Inc., Class A	8,915	298,653
Scientific Games Corp.*	6,167	274,123
		4,544,253
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A*	12,154	308,955
Tetra Tech, Inc.	3,198	156,542
Xerium Technologies, Inc.*	59,876	348,478
		813,975
Food — 1.1%
B&G Foods, Inc.	4,803	133,043
Calavo Growers, Inc.	5,688	485,471
Cal-Maine Foods, Inc.*	1,158	49,331
Chefs' Warehouse, Inc. (The)*	16,063	362,221
Darling Ingredients, Inc.*	8,943	162,673
Del Frisco's Restaurant Group, Inc.*	16,653	277,272
DineEquity, Inc.	3,392	257,724
Ingles Markets, Inc., Class A	32,020	1,031,044
J&J Snack Foods Corp.	681	91,479
John B Sanfilippo & Son, Inc.	383	22,114
Sanderson Farms, Inc.	1,371	168,839
Smart & Final Stores, Inc.*	8,652	62,294
Snyder's-Lance, Inc.	3,587	178,920
		3,282,425
Forest Products & Paper — 0.1%
Neenah Paper, Inc.	743	56,951
PH Glatfelter Co.	5,339	108,969
Skyline Corp.*	9,309	199,120
		365,040
Gas — 0.3%
New Jersey Resources Corp.	2,340	89,154
Northwest Natural Gas Co.	2,390	124,638
South Jersey Industries, Inc.	4,502	117,997
Southwest Gas Holdings, Inc.	1,612	106,199
Spire, Inc.	5,337	361,849
		799,837
Hand / Machine Tools — 0.4%
Franklin Electric Co., Inc.	1,615	63,227
Hardinge, Inc.	54,650	1,002,827
		1,066,054
Healthcare-Products — 5.1%
Abaxis, Inc.	9,986	665,767
ABIOMED, Inc.*	1,897	508,737
Alpha Pro Tech Ltd.*	44,141	161,115
Aratana Therapeutics, Inc.*	35,099	130,568
AxoGen, Inc.*	31,213	911,420
Axon Enterprise, Inc.*	17,423	606,843
BioLife Solutions, Inc.*	66,598	344,978
Cantel Medical Corp.	1,814	210,986
CRH Medical Corp.*	287,280	833,112
Cutera, Inc.*	11,412	514,111
Haemonetics Corp.*	3,260	231,134
ICU Medical, Inc.*	578	133,662
Inogen, Inc.*	6,320	763,582
Integra LifeSciences Holdings Corp.*	3,088	162,830
Intersect ENT, Inc.*	13,114	483,251
Invacare Corp.	5,623	96,716
iRadimed Corp.*	31,317	407,121
iRhythm Technologies, Inc.*	20,008	1,243,497
Masimo Corp.*	3,409	298,390
Meridian Bioscience, Inc.	2,943	41,055
Merit Medical Systems, Inc.*	15,643	711,756
MiMedx Group, Inc.*	5,571	39,498
Natus Medical, Inc.*	2,393	74,542
Novocure Ltd.*	33,613	690,747
NuVasive, Inc.*	1,651	79,842

The accompanying notes are an integral part of the financial statements.

7

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Healthcare-Products — (Continued)
Obalon Therapeutics, Inc.*	34,321	$137,971
OraSure Technologies, Inc.*	32,734	564,989
Orthofix International N.V.*	4,441	248,740
Repligen Corp.*	22,917	785,824
Sientra, Inc.*	16,708	159,561
Tactile Systems Technology, Inc.*	30,385	983,259
ViewRay, Inc.*	71,580	594,830
West Pharmaceutical Services, Inc.	8,536	744,510
		14,564,944
Healthcare-Services — 1.0%
Amedisys, Inc.*	2,217	131,269
Chemed Corp.	621	161,230
Community Health Systems, Inc.*	15,856	81,183
eHealth, Inc.*	30,178	491,600
Ensign Group, Inc., (The)	2,070	55,269
Kindred Healthcare, Inc.	5,940	54,648
LHC Group, Inc.*	2,720	175,114
Magellan Health, Inc.*	2,346	236,711
Natera, Inc.*	28,541	256,869
OrthoPediatrics Corp.*	21,320	376,298
Providence Service Corp., (The)*	2,212	140,595
Psychemedics Corp.	22,388	475,297
Select Medical Holdings Corp.*	2,823	51,096
US Physical Therapy, Inc.	1,232	95,480
		2,782,659
Home Builders — 1.0%
Cavco Industries, Inc.*	3,528	561,305
Installed Building Products, Inc.*	4,640	277,240
LGI Homes, Inc.*	8,285	468,848
Meritage Homes Corp.*	3,035	128,684
PICO Holdings, Inc.	49,348	604,513
William Lyon Homes, Class A*	2,272	57,436
Winnebago Industries, Inc.	15,436	672,238
		2,770,264
Home Furnishings — 0.9%
American Woodmark Corp.*	1,043	133,921
Aspen Group, Inc.*	38,250	284,198
At Home Group, Inc.*	17,133	506,966
Cactus, Inc., Class A*	1,753	43,141
DXP Enterprises, Inc.*	1,117	33,220
EnviroStar, Inc.	12,357	426,316
Ethan Allen Interiors, Inc.	4,541	107,849
Floor & Decor Holdings, Inc., Class A*	5,847	263,524
Hooker Furniture Corp.	8,270	308,884
iRobot Corp.*	968	65,776
RH*	2,622	222,555
Universal Electronics, Inc.*	2,892	143,154
		2,539,504
Household Products / Wares — 0.8%
Acme United Corp.	11,359	266,936
Lifetime Brands, Inc.	37,840	527,868
Roku, Inc.*	8,932	364,158
SodaStream International Ltd.*	8,142	658,851
Toro Co., (The)	5,348	339,972
WD-40 Co.	995	124,077
		2,281,862
Insurance — 2.4%
American Equity Investment Life Holding Co.	11,107	339,985
American National Insurance Co.	3,950	461,755
Atlas Financial Holdings, Inc.*	56,997	1,000,297
Employers Holdings, Inc.	3,729	145,990
Genworth Financial, Inc., Class A*	115,950	315,384
HCI Group, Inc.	1,031	35,704
Heritage Insurance Holdings, Inc.	42,430	707,732
Horace Mann Educators Corp.	2,570	105,755
Infinity Property & Casualty Corp.	1,346	158,761
James River Group Holdings Ltd.	1,817	59,434
Kinsale Capital Group, Inc.	5,943	291,207
Maiden Holdings Ltd.	6,856	41,136
NMI Holdings, Inc., Class A*	38,298	760,215
ProAssurance Corp.	2,565	122,607
RLI Corp.	1,478	89,862
Safety Insurance Group, Inc.	1,702	121,438
Selective Insurance Group, Inc.	3,866	219,782
White Mountains Insurance Group Ltd.	2,358	1,902,552
		6,879,596
Internet — 3.6%
8x8, Inc.*	4,788	87,381
Blucora, Inc.*	3,569	83,158
Boingo Wireless, Inc.*	99,274	2,627,783
Cars.com, Inc.*	48,100	1,317,459
ePlus, Inc.*	8,616	659,555
Etsy, Inc.*	19,798	501,087
ForeScout Technologies, Inc.*	5,877	175,017
HealthStream, Inc.*	2,625	63,420
magicJack VocalTec Ltd.*	122,040	1,025,136
Mimecast Ltd.*	22,954	797,422
New Media Investment Group, Inc.	4,294	74,072
One Stop Systems, Inc.*	87,560	424,666
PC-Tel, Inc.	44,392	311,188
Q2 Holdings, Inc.*	6,681	304,320
Rosetta Stone, Inc.*	40,520	554,719
Stamps.com, Inc.*	1,004	191,814
Trade Desk, Inc., (The), Class A*	10,147	570,870
Zendesk, Inc.*	17,006	734,319
		10,503,386

The accompanying notes are an integral part of the financial statements.

8

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Investment Companies — 1.2%
Acacia Research Corp.*	127,690	$440,530
Cannae Holdings, Inc.*	104,185	1,914,920
Capital Southwest Corp.	34,226	588,687
PennantPark Floating Rate Capital Ltd.	48,447	604,619
		3,548,756
Iron / Steel — 0.1%
AK Steel Holding Corp.*	14,144	72,983
Schnitzer Steel Industries, Inc., Class A	8,548	290,632
		363,615
Leisure Time — 1.2%
Callaway Golf Co.	44,531	689,340
Camping World Holdings, Inc., Class A	6,477	270,739
Century Casinos, Inc.*	38,775	309,037
Lindblad Expeditions Holdings, Inc.*	51,954	478,496
Malibu Boats, Inc., Class A*	22,730	728,497
MCBC Holdings, Inc.*	21,170	518,877
Planet Fitness, Inc., Class A*	8,752	323,649
		3,318,635
Lodging — 0.7%
Belmond Ltd., Class A*	10,812	124,879
Boyd Gaming Corp.	23,497	831,324
Civeo Corp.*	97,393	345,745
ILG, Inc.	8,186	248,527
Marcus Corp., (The)	13,177	355,779
Monarch Casino & Resort, Inc.*	3,416	144,258
		2,050,512
Machinery-Diversified — 3.2%
Albany International Corp., Class A	1,126	71,670
Applied Industrial Technologies, Inc.	1,045	73,568
ASV Holdings, Inc.*	49,340	397,680
Blackline, Inc.*	13,844	609,136
Chart Industries, Inc.*	2,562	141,192
Columbus McKinnon Corp.	24,028	852,994
ExOne Co., (The)*	36,509	305,215
Hurco Cos, Inc.	17,690	740,326
Kadant, Inc.	9,121	870,143
Manitex International, Inc.*	106,100	1,112,989
NN, Inc.	35,450	847,255
Nova Measuring Instruments Ltd.*	10,518	288,088
SPX FLOW, Inc.*	10,543	514,077
Tennant Co.	1,504	96,858
Twin Disc, Inc.*	58,574	1,401,090
Vuzix Corp.*	53,344	449,423
Welbilt, Inc.*	23,241	460,404
		9,232,108
Media — 0.1%
Gannett Co., Inc.	8,195	82,278
Scholastic Corp.	1,251	45,549
TiVo Corp.	7,248	108,720
		236,547
Medical Equipment and Supplies Manufacturing — 0.2%
AngioDynamics, Inc.*	1,976	32,189
Argenx SE, ADR*	5,376	411,963
		444,152
Metal Fabricate/Hardware — 0.8%
CIRCOR International, Inc.	1,433	67,351
Haynes International, Inc.	19,234	800,134
Lawson Products, Inc.*	13,438	315,121
Mueller Industries, Inc.	4,223	111,867
Northwest Pipe Co.*	41,860	733,806
TimkenSteel Corp.*	8,182	133,858
		2,162,137
Mining — 1.1%
A-Mark Precious Metals, Inc.	22,692	249,839
Astec Industries, Inc.	8,917	525,211
Century Aluminum Co.*	18,637	355,035
Compass Minerals International, Inc.	7,580	457,074
Kaiser Aluminum Corp.	1,039	104,284
Liberty Oilfield Services, Inc., Class A*	53,853	1,001,127
Materion Corp.	1,920	96,768
Noble Corp., PLC*	17,921	69,533
United States Lime & Minerals, Inc.	4,143	295,023
US Silica Holdings, Inc.	3,048	78,913
		3,232,807
Miscellaneous Manufacturing — 2.5%
Accuray, Inc.*	71,520	396,936
Actuant Corp., Class A	1,678	38,091
Boise Cascade Co.	3,023	121,827
Core Molding Technologies, Inc.	16,333	297,261
CryoPort, Inc.*	48,517	439,564
EnPro Industries, Inc.	2,498	181,005
Fabrinet*	3,054	92,078
FreightCar America, Inc.	44,382	656,410
Harsco Corp.*	14,378	291,154
Hillenbrand, Inc.	2,960	129,944
Iteris, Inc.*	34,188	190,427
John Bean Technologies Corp.	7,232	800,944
LCI Industries	1,629	178,050
Milacron Holdings Corp.*	2,320	49,718
Mobile Mini, Inc.	1,196	50,172
Movado Group, Inc.	11,362	352,222
Nautilus, Inc.*	2,634	31,213
Nuvectra Corp.*	31,747	338,740
Proto Labs, Inc.*	3,579	389,932

The accompanying notes are an integral part of the financial statements.

9

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Miscellaneous Manufacturing — (Continued)
Pure Storage, Inc., Class A*	14,897	$322,818
Raven Industries, Inc.	15,177	515,259
Restoration Robotics, Inc.*	65,256	367,391
Sleep Number Corp.*	23,313	802,900
Standard Motor Products, Inc.	1,347	62,851
Sturm Ruger & Co., Inc.	968	41,672
Vista Outdoor, Inc.*	4,357	75,071
		7,213,650
Office Furnishings — 0.0%
Interface, Inc.	3,053	73,883

Oil & Gas — 1.4%
Bill Barrett Corp.*	13,256	60,050
Callon Petroleum Co.*	44,370	468,991
Carrizo Oil & Gas, Inc.*	5,796	81,434
Denbury Resources, Inc.*	47,546	104,126
Evolution Petroleum Corp.	31,294	251,917
Gran Tierra Energy, Inc.*	92,840	232,100
Matador Resources Co.*	17,656	509,552
Murphy USA, Inc.*	15,125	1,136,039
PBF Energy, Inc., Class A	18,400	539,304
PDC Energy, Inc.*	2,970	156,014
QEP Resources, Inc.*	20,000	172,400
SRC Energy, Inc.*	19,542	173,337
Unit Corp.*	4,358	83,499
		3,968,763
Oil & Gas Services — 0.7%
Bristow Group, Inc.	6,128	90,449
Flotek Industries, Inc.*	13,384	79,635
Helix Energy Solutions Group, Inc.*	17,356	103,442
Mammoth Energy Services, Inc.*	7,722	202,162
Natural Gas Services Group, Inc.*	21,640	538,836
Profire Energy, Inc.*	237,800	506,514
Solaris Oilfield Infrastructure, Inc., Class A*	37,582	632,505
		2,153,543
Packaging & Containers — 0.0%
KapStone Paper and Packaging Corp.	4,714	164,471
Multi-Color Corp.	610	38,644
		203,115
Pharmaceuticals — 3.8%
Achaogen, Inc.*	14,257	148,701
Aclaris Therapeutics, Inc.*	17,106	341,094
Adamas Pharmaceuticals, Inc.*	12,787	312,642
Adaptimmune Therapeutics PLC, ADR*	22,698	173,186
Adverum Biotechnologies, Inc.*	36,223	250,844
Anika Therapeutics, Inc.*	1,077	56,058
Arena Pharmaceuticals, Inc.*	4,370	169,425
Array BioPharma, Inc.*	72,763	1,260,255
Catalent, Inc.*	18,545	774,254
Champions Oncology, Inc.*	84,017	293,219
Chimerix, Inc.*	34,364	167,009
Clementia Pharmaceuticals, Inc.*	20,892	333,019
Collegium Pharmaceutical, Inc.*	22,029	528,476
CTI BioPharma Corp.*	29,749	119,591
Depomed, Inc.*	10,628	73,014
Diplomat Pharmacy, Inc.*	4,301	89,633
Dova Pharmaceuticals, Inc.*	18,272	552,911
Edge Therapeutics, Inc.*	13,517	203,431
Emergent BioSolutions, Inc.*	3,096	153,871
Enanta Pharmaceuticals, Inc.*	4,093	321,792
Foamix Pharmaceuticals Ltd.*	30,338	180,511
Global Blood Therapeutics, Inc.*	13,190	773,594
Impax Laboratories, Inc.*	6,603	134,701
Imprimis Pharmaceuticals, Inc.*	59,000	107,380
Innoviva, Inc.*	9,226	143,095
MyoKardia, Inc.*	8,974	522,287
Nature's Sunshine Products, Inc.	19,746	222,143
Nektar Therapeutics*	11,411	987,736
Neogen Corp.*	2,310	134,604
Optinose, Inc.*	12,104	214,362
Phibro Animal Health Corp., Class A	2,922	112,351
Prestige Brands Holdings, Inc.*	1,938	65,504
Savara, Inc.*	13,647	151,755
Strongbridge Biopharma, PLC*	21,365	155,965
Synergy Pharmaceuticals, Inc.*	89,319	161,667
Ultragenyx Pharmaceutical, Inc.*	6,416	306,749
Viking Therapeutics, Inc.*	28,149	176,213
		10,873,042
Real Estate — 0.6%
Bluegreen Vacations Corp.	13,796	266,815
Community Healthcare Trust, Inc.	1,573	37,028
Great Ajax Corp.	25,830	335,273
HFF, Inc., Class A	2,032	92,781
Marcus & Millichap, Inc.*	12,454	389,810
RE/MAX Holdings, Inc., Class A	1,360	75,208
Redfin Corp.*	27,924	574,955
Whitestone REIT	3,058	37,736
		1,809,606
REITS — 0.7%
Acadia Realty Trust	4,655	112,092
Agree Realty Corp.	1,641	77,291
Armada Hoffler Properties, Inc.	5,342	69,873
CareTrust REIT, Inc.	3,664	48,548
Chatham Lodging Trust	1,795	32,651
CoreSite Realty Corp.	1,355	127,167
DiamondRock Hospitality Co.	8,155	83,833
EastGroup Properties, Inc.	2,590	209,868

The accompanying notes are an integral part of the financial statements.

10

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
REITS — (Continued)
Getty Realty Corp.	5,173	$122,083
Government Properties Income Trust	6,612	90,717
Healthcare Realty Trust, Inc.	7,137	189,487
Hersha Hospitality Trust	4,607	77,398
Kite Realty Group Trust	7,092	107,373
Lexington Realty Trust	12,112	96,411
Medical Properties Trust, Inc.	5,867	71,929
PS Business Parks, Inc.	1,242	137,688
Retail Opportunity Investments Corp.	3,666	62,909
Summit Hotel Properties, Inc.	6,963	91,703
Universal Health Realty Income Trust	3,063	169,568
Urstadt Biddle Properties, Inc., Class A	3,640	63,773
		2,042,362
Retail — 4.6%
Abercrombie & Fitch Co., Class A	5,117	105,564
Asbury Automotive Group, Inc.*	15,883	1,045,896
Ascena Retail Group, Inc.*	24,230	55,002
Big 5 Sporting Goods Corp.	79,967	491,797
Biglari Holdings, Inc.*	2,200	922,262
Boot Barn Holdings, Inc.*	13,943	245,676
Buckle, Inc., (The)	4,527	95,293
Build-A-Bear Workshop, Inc.*	71,170	647,647
Casey's General Stores, Inc.	1,888	212,041
Cato Corp., (The), Class A	2,154	24,469
Children's Place, Inc., (The)	1,027	146,142
Chuy's Holdings, Inc.*	4,399	118,773
Core-Mark Holding Co, Inc.	4,602	94,203
Cracker Barrel Old Country Store, Inc.	790	123,319
El Pollo Loco Holdings, Inc.*	4,078	39,761
Express, Inc.*	20,245	146,169
EZCORP, Inc., Class A*	6,969	90,597
FirstCash, Inc.	2,930	215,941
Five Below, Inc.*	3,696	247,078
Freshpet, Inc.*	29,912	598,240
Genesco, Inc.*	4,461	175,317
Group 1 Automotive, Inc.	953	65,605
Guess?, Inc.	6,372	100,614
Hibbett Sports, Inc.*	25,632	660,024
Ingevity Corp.*	2,186	163,753
J Alexander's Holdings, Inc.*	43,816	433,778
Liberty Expedia Holdings, Inc., Class A*	28,940	1,136,184
Lumber Liquidators Holdings, Inc.*	5,091	117,908
MarineMax, Inc.*	4,583	95,785
Ollie's Bargain Outlet Holdings, Inc.*	10,373	615,638
Papa John's International, Inc.	1,043	60,223
PC Connection, Inc.	26,540	658,988
PCM, Inc.*	68,800	488,480
PetMed Express, Inc.	3,582	161,871
Red Robin Gourmet Burgers, Inc.*	1,719	92,224
Regis Corp.*	8,392	135,027
Shoe Carnival, Inc.	2,090	48,822
Tailored Brands, Inc.	6,230	145,844
Texas Roadhouse, Inc.	14,840	820,058
Vitamin Shoppe, Inc.*	7,759	29,096
Wingstop, Inc.	12,481	565,514
Winmark Corp.	2,588	327,900
World Fuel Services Corp.	17,960	410,386
Zumiez, Inc.*	3,678	72,457
		13,247,366
Savings & Loans — 0.8%
BofI Holding, Inc.*	3,461	128,715
Brookline Bancorp, Inc.	9,875	156,519
Dime Community Bancshares, Inc.	8,292	149,256
FS Bancorp, Inc.	8,530	463,179
Meta Financial Group, Inc.	5,514	592,204
Sterling Bancorp	38,122	886,337
		2,376,210
Scientific Research and Development Services — 0.5%
AnaptysBio, Inc.*	3,238	397,497
CytoSorbents Corp.*	51,679	405,680
GlycoMimetics, Inc.*	13,473	310,014
TTEC Holdings, Inc.	3,501	124,811
WaVe Life Sciences Ltd.*	3,526	179,650
		1,417,652
Semiconductors — 3.6%
Adesto Technologies Corp.*	29,682	191,449
Amtech Systems, Inc.*	93,500	709,665
AXT, Inc.*	86,290	645,018
Cabot Microelectronics Corp.	1,581	161,104
Cavium, Inc.*	567	50,486
Cirrus Logic, Inc.*	3,525	156,193
Cohu, Inc.	35,940	719,878
FGL Holdings*	75,050	723,482
Ichor Holdings Ltd.*	8,811	227,676
Impinj, Inc.*	24,619	313,646
Kulicke & Soffa Industries, Inc.*	6,419	149,563
Microsemi Corp.*	4,990	323,851
MKS Instruments, Inc.	1,371	152,661
Monolithic Power Systems, Inc.	1,952	228,501
NVE Corp.	5,577	387,657
Power Integrations, Inc.	10,093	678,250

The accompanying notes are an integral part of the financial statements.

11

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Semiconductors — (Continued)
Rambus, Inc.*	3,550	$45,121
Rudolph Technologies, Inc.*	23,820	632,421
Semtech Corp.*	5,218	175,586
Silicon Laboratories, Inc.*	5,820	544,170
SMART Global Holdings, Inc.*	32,345	1,123,018
Tower Semiconductor Ltd.*	15,972	463,507
Ultra Clean Holdings, Inc.*	31,880	614,009
Veeco Instruments, Inc.*	3,748	68,026
Xcerra Corp.*	87,390	873,900
		10,358,838
Software — 8.9%
Altair Engineering, Inc., Class A*	56,333	1,482,684
Alteryx, Inc., Class A*	27,536	941,456
American Software, Inc., Class A	41,399	515,004
Apptio, Inc., Class A*	55,849	1,614,036
Asure Software, Inc.*	96,256	1,371,648
Blackbaud, Inc.	2,160	221,443
Bottomline Technologies de, Inc.*	13,554	514,781
Box, Inc., Class A*	25,816	621,133
Castlight Health, Inc., Class B*	80,483	285,715
Cogent Communications Holdings, Inc.	1,281	54,891
Computer Programs & Systems, Inc.	33,541	999,522
Control4 Corp.*	6,555	157,582
CSG Systems International, Inc.	28,178	1,315,349
Ebix, Inc.	2,006	168,404
eGain Corp.*	57,533	445,881
Everbridge, Inc.*	43,732	1,395,488
Five9, Inc.*	16,104	488,918
InnerWorkings, Inc.*	78,830	727,601
Instructure, Inc.*	21,706	942,040
j2 Global, Inc.	1,848	136,789
LivePerson, Inc.*	18,884	272,874
Manhattan Associates, Inc.*	1,938	81,590
ManTech International Corp., Class A	12,660	713,644
Medidata Solutions, Inc.*	2,714	178,201
Mitel Networks Corp.*	202,470	1,656,205
MiX Telematics Ltd., ADR	29,769	395,928
MuleSoft, Inc., Class A*	21,394	660,647
Omnicell, Inc.*	13,003	567,581
PDF Solutions, Inc.*	2,232	24,864
Progress Software Corp.	5,306	248,692
QAD, Inc., Class A	21,362	961,290
Quality Systems, Inc.*	3,902	48,970
SharpSpring, Inc.*	41,925	208,786
Shutterfly, Inc.*	5,610	430,455
Simulations Plus, Inc.	31,897	495,998
Synchronoss Technologies, Inc.*	6,351	59,318
SYNNEX Corp.	1,652	204,270
Tabula Rasa HealthCare, Inc.*	26,098	843,226
Take-Two Interactive Software, Inc.*	3,989	446,249
Talend S.A., ADR*	20,282	954,877
Upland Software, Inc.*	12,720	303,499
Virtusa Corp.*	28,880	1,378,154
		25,535,683
Telecommunications — 3.6%
ADTRAN, Inc.	2,768	43,319
AMC Networks, Inc., Class A*	11,720	616,120
ATN International, Inc.	13,496	808,410
Avaya Holdings Corp.*	38,490	807,905
CalAmp Corp.*	14,070	329,238
Comtech Telecommunications Corp.	52,150	1,152,515
Consolidated Communications Holdings, Inc.	8,668	100,202
Entercom Communications Corp., Class A	39,880	394,812
Fusion Telecommunications International, Inc.*	48,196	140,250
GTT Communications, Inc.*	18,671	963,424
Iridium Communications, Inc.*	9,628	112,648
LogMeIn, Inc.	1,382	159,690
NETGEAR, Inc.*	2,616	145,842
ORBCOMM, Inc.*	75,383	783,983
Quantenna Communications, Inc.*	39,425	542,094
QuinStreet, Inc.*	37,670	494,607
RADCOM Ltd.*	29,780	586,666
Silicom Ltd.	9,003	570,790
Telephone & Data Systems, Inc.	21,703	608,552
Viavi Solutions, Inc.*	23,640	227,417
Vonage Holdings Corp.*	62,408	633,441
		10,221,925
Textiles — 0.6%
UniFirst Corp.	11,746	1,824,154

Transportation — 2.7%
Air Transport Services Group, Inc.*	59,798	1,582,853
ArcBest Corp.	4,606	152,459
Atlas Air Worldwide Holdings, Inc.*	8,881	540,409
Echo Global Logistics, Inc.*	4,834	127,859
Forward Air Corp.	15,102	815,508
GasLog Ltd.	6,852	113,058
Heartland Express, Inc.	8,734	170,488
Knight-Swift Transportation Holdings, Inc.	3,275	157,724
Marten Transport Ltd.	32,646	706,786
Modine Manufacturing Co.*	24,614	566,122

The accompanying notes are an integral part of the financial statements.

12

ADARA SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Transportation — (Continued)
PAM Transportation Services, Inc.*	26,940	$929,699
Radiant Logistics, Inc.*	68,987	255,252
Saia, Inc.*	17,366	1,261,640
Stoneridge, Inc.*	17,662	384,325
		7,764,182
Trucking & Leasing — 0.0%
Greenbrier Cos, Inc., (The)	3,222	166,900

Water — 0.0%
American States Water Co.	1,758	93,385
California Water Service Group	1,969	74,723
		168,108
TOTAL COMMON STOCKS
(Cost $212,184,344)		276,675,968

SHORT-TERM INVESTMENTS — 4.2%
STIT-Treasury Portfolio, 1.29% (a)	12,149,669	12,149,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,149,669)		12,149,669
TOTAL INVESTMENTS — 100.3%
(Cost $224,334,013)		288,825,637
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3)%		(1,004,086)
NET ASSETS — 100.0%		$287,821,551

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018.

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

13

ADARA SMALLER COMPANIES FUND

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $212,184,344)	$276,675,968
Short-term investments, at value (cost $12,149,669)	12,149,669
Receivables for:
Investments sold	1,319,027
Dividends	145,800
Capital shares sold	120,000
Total assets	290,410,464

LIABILITIES
Payables for:
Investments purchased	2,320,631
Investment sub-advisory fees	168,659
Capital shares redeemed	80,000
Other accrued expenses and liabilities	19,623
Total liabilities	2,588,913
Net assets	$287,821,551

NET ASSETS CONSIST OF:
Par value	$21,016
Paid-in capital	215,982,456
Undistributed/(accumulated) net investment income/(loss)	(163,234)
Accumulated net realized gain/(loss) from investments	7,489,689
Net unrealized appreciation/(depreciation) on investments	64,491,624
Net assets	$287,821,551

CAPITAL SHARES:
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	21,016,253
Net asset value, offering and redemption price per share	$13.70

The accompanying notes are an integral part of the financial statements.

14

ADARA SMALLER COMPANIES FUND

Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,105)	$1,335,685
Total investment income	1,335,685

EXPENSES
Sub-advisory fees (Note 2)	1,061,893
Administration and accounting services fees (Note 2)	57,840
Legal fees	24,152
Custodian fees (Note 2)	23,644
Transfer agent fees (Note 2)	18,853
Audit fees	16,633
Directors fees	13,750
Registration and filing fees	11,560
Officers fees	8,952
Printing and shareholder reporting fees	5,931
Other expenses	18,761
Total expenses	1,261,969
Net investment income/(loss)	73,716

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	14,592,327
Net change in unrealized appreciation/(depreciation) on investments	11,365,306
Net realized and unrealized gain/(loss) on investments	25,957,633
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,031,349

The accompanying notes are an integral part of the financial statements.

15

ADARA SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income/(loss)	$73,716	$(377,926)
Net realized gain/(loss) from investments and foreign currency transactions	14,592,327	15,511,406
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	11,365,306	19,615,276
Net increase/(decrease) in net assets resulting from operations	26,031,349	34,748,756

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized capital gains	(10,628,260)	—
Net decrease in net assets from dividends and distributions to shareholders	(10,628,260)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,640,723	22,400,008
Reinvestment of distributions	9,704,541	—
Shares redeemed	(8,407,179)	(19,769,132)
Net increase/(decrease) in net assets resulting from capital share transactions	9,938,085	2,630,876
Total increase/(decrease) in net assets	25,341,174	37,379,632

NET ASSETS:
Beginning of period	262,480,377	225,100,745
End of period	$287,821,551	$262,480,377
Undistributed/(accumulated) net investment income/(loss), end of period	$(163,234)	$(236,950)

SHARE TRANSACTIONS:
Shares sold	625,989	1,796,443
Shares reinvested	714,620	—
Shares redeemed	(607,841)	(1,617,798)
Net increase/(decrease) in shares	732,768	178,645

The accompanying notes are an integral part of the financial statements.

16

ADARA SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Period October 21, 2014(1) to August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$12.94		$11.20	$10.59	$10.00
Net investment income/(loss)(2)	0.00		(0.02)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) from investments	1.29		1.76	0.64	0.63
Net increase/(decrease) in net assets resulting from operations	1.29		1.74	0.61	0.59
Dividends and distributions to shareholders from:
Net realized capital gains	(0.53)		—	— (3)	—
Total dividends and distributions to shareholders	(0.53)		—	—	—
Net asset value, end of period	$13.70		$12.94	$11.20	$10.59
Total investment return(4)	9.89	%(5)	15.54%	5.76%	5.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$287,822		$262,480	$225,101	$212,934
Ratio of expenses to average net assets	0.90	%(6)	0.92%	1.15%	1.15	%(6)
Ratio of net investment income/(loss) to average net assets	0.05	%(6)	(0.15)%	(0.26)%	(0.41	)%(6)
Portfolio turnover rate	39	%(5)	88%	101%	95	%(5)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)	Amount represents less than $0.005 per share.

(4)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Adara Smaller Companies Fund (the “Fund”) (formerly the Altair Smaller Companies Fund), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS – The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$276,675,968	$276,675,968	$—	$—
Short-Term Investments	12,149,669	12,149,669	—	—
Total Investments*	$288,825,637	$288,825,637	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in

19

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains (including net short-term capital gains), if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the investment adviser to the Fund. Aperio Group, LLC, Driehaus Capital Management, LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serve as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. The Fund compensates the Sub-Advisers for their services at an annual rate based on the Fund’s average daily net assets, (the “Sub-Advisory Fee”), not to exceed 1.00%, payable on a monthly basis in arrears.

During the current fiscal period, collectively, sub-advisory fees accrued were $1,061,893, or the rate of 0.75%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

20

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2018 (UNAUDITED)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statement of Operations.

3. Directors and Officers Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Directors and Officers compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

PURCHASES	SALES
$118,441,114	$103,572,356

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of the unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	Net Unrealized Appreciation/ (Depreciation)
$206,693,037	$59,032,708	$(7,207,519)	$51,825,189

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

21

ADARA SMALLER COMPANIES FUND

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

FEBRUARY 28, 2018 (UNAUDITED)

The following permanent differences as of August 31, 2017, primarily attributable to disallowed expenses and current year write-off of net operating loss, were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
$502,502	$(178,859)	$(323,643)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYFORWARDS	NET UNREALIZED APPRECIATION/ (DEPRECIATION)	QUALIFIED LATE-YEAR LOSSES
$—	$4,820,068	$—	$51,825,189	$(230,267)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017, were as follows:

ORDINARY INCOME	LONG-TERM GAINS	TOTAL
$—	$—	$—

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

For the fiscal year ended August 31, 2017, the Fund deferred to September 1, 2017, the following losses:

LATE-YEAR ORDINARY LOSS DEFERRAL	SHORT-TERM CAPITAL LOSS DEFERRAL	LONG-TERM CAPITAL LOSS DEFERRAL
$(230,267)	$—	$—

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the fiscal year ended August 31, 2017, the Fund had utilized $2,109,700 of capital loss carryforwards. As of August 31, 2017, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

22

ADARA SMALLER COMPANIES FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

23

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

ALT-SAR18

Bogle Investment
Management

Small Cap
Growth Fund

of THE RBB FUND, INC.

Semi-Annual Report
February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Bogle Investment Management
Small Cap Growth Fund

Performance Data
February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2018(1)
	Six Months(2)	One Year	Five Year	Ten Year	Since Inception(3)
Institutional Class Shares	7.81%	12.70%	12.54%	9.92%	11.43%
Russell 2000® Index	8.30%	10.51%	12.19%	9.75%	8.54%

(1)

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) waived a portion of its advisory fee and agreed to reimburse a portion of the Bogle Investment Management Small Cap Growth Fund’s (the “Fund”) operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance.

(2)	Not annualized.

(3)	For the period October 1, 1999 (commencement of operations) through February 28, 2018.

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The total annual Fund operating expense ratio, as stated in the current prospectus dated December 31, 2017, is 1.35% prior to fee waivers.

1

Bogle Investment Management
Small Cap Growth Fund

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$1,078.10	$6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25%, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return of 7.81%.

2

Bogle Investment Management
Small Cap Growth Fund

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Finance	28.0%	$29,824,382
Health Technology	14.0	14,868,769
Technology Services	12.1	12,925,083
Electronic Technology	8.8	9,402,437
Producer Manufacturing	6.2	6,598,723
Non-Energy Minerals	4.7	4,966,957
Consumer Services	4.5	4,817,486
Commercial Services	4.4	4,665,991
Consumer Non-Durables	3.8	4,045,457
Process Industries	3.2	3,415,577
Utilities	2.1	2,241,146
Transportation	1.9	1,980,409
Energy Minerals	1.4	1,530,886
Distribution Services	1.0	1,066,160
Industrial Services	1.0	1,016,904
Consumer Durables	0.9	962,025
Communications	0.4	466,628
Health Services	0.2	196,090
Short-Term Investments	1.8	1,963,094
Liabilities In Excess Of Other Assets	(0.4)	(475,486)
Net Assets	100.0%	$106,478,718

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
Common Stocks—98.6%
Commercial Services—4.4%
Booz Allen Hamilton Holding Corp.	21,985	$833,891
Etsy, Inc.*	55,642	1,408,299
Groupon, Inc.*	220,057	941,844
Insperity, Inc.	7,288	475,906
ManpowerGroup, Inc.	6,321	748,786
Medpace Holdings, Inc.*	8,027	257,265
		4,665,991
Communications—0.4%
TIM Participacoes SA, ADR	21,928	466,628

Consumer Durables—0.9%
GoPro, Inc., Class A*	178,815	962,025

Consumer Non-Durables—3.8%
Crocs, Inc.*	86,817	1,062,640
Deckers Outdoor Corp.*	11,723	1,108,761
Skechers U.S.A., Inc., Class A*	24,389	997,998
Wolverine World Wide, Inc.	29,920	876,058
		4,045,457
Consumer Services—4.5%
Care.com, Inc.*	46	822
Everi Holdings, Inc.*	8,745	65,150
Gravity Co., Ltd., SP ADR*	3,908	339,488
International Game Technology PLC	26,062	690,643
Liberty Expedia Holdings, Inc., Class A*	22,877	898,151
Liberty TripAdvisor Holdings, Inc., Class A*	32,184	334,714
Madison Square Garden Co., (The), Class A*	3,902	952,868
Weight Watchers International, Inc.*	22,710	1,535,650
		4,817,486
Distribution Services—1.0%
HD Supply Holdings, Inc.*	23,800	862,750
Rush Enterprises, Inc., Class A*	4,785	203,410
		1,066,160
Electronic Technology—8.8%
Aerovironment, Inc.*	18,536	921,610
Axcelis Technologies, Inc.*	8,517	208,241
Control4 Corp.*	121	2,909
Electro Scientific Industries, Inc.*	10,823	194,056
Entegris, Inc.	31,854	1,057,553
Esterline Technologies Corp.*	13,206	975,923
F5 Networks, Inc.*	5,000	742,600
FLIR Systems, Inc.	15,841	777,793
Fortinet, Inc.*	14,020	707,589
Hexcel Corp.	11,692	786,638
ManTech International Corp., Class A	15,631	881,119
Pure Storage, Inc., Class A*	44,301	960,003
SMART Global Holdings, Inc.*	13,686	475,178
Trimble, Inc.*	18,751	711,225
		9,402,437
ENERGY MINERALS—1.4%
SunCoke Energy, Inc.*	96,107	1,026,423
W&T Offshore, Inc.*	129,682	504,463
		1,530,886
FINANCE—28.0%
Associated Banc-Corp	35,823	884,828
BankUnited, Inc.	21,934	882,185
BGC Partners, Inc., Class A	70,866	936,849
BOK Financial Corp.	7,998	755,411
Brown & Brown, Inc.	13,927	733,117
CAI International, Inc.*	1,214	24,523
Commerce Bancshares Inc/MO	14,607	843,846
East West Bancorp, Inc.	11,293	740,256
Evercore, Inc., Class A	12,980	1,207,789
Federated Investors, Inc., Class B	2,192	71,415
First BanCorp Puerto Rico*	152,284	918,273
First Horizon National Corp.	39,684	755,980
First Interstate BancSystem, Inc., Class A	21,267	840,047
GAIN Capital Holdings, Inc.	63,193	448,038
Hamilton Lane, Inc., Class A	16,476	575,671
Hancock Holding Co.	17,480	903,716
Hilltop Holdings, Inc.	33,872	823,428
Houlihan Lokey, Inc., Class A	20,997	974,681
Interactive Brokers Group, Inc., Class A	24,307	1,686,906
INTL FCStone, Inc.*	24,675	978,364
Investment Technology Group, Inc.	55,958	1,109,088
Jupai Holdings Ltd., ADR	33,339	636,108
Legg Mason, Inc.	26,000	1,037,660
LPL Financial Holdings, Inc.	26,444	1,699,556
McGrath RentCorp	15,214	770,133
MGIC Investment Corp.*	79,247	1,092,816
OM Asset Management PLC	64,525	989,168
PHH Corp.*	16,516	174,739
Piper Jaffray Companies	13,015	1,086,753
PJT Partners, Inc., Class A	17,638	843,273

The accompanying notes are an integral part of the financial statements.
4

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

	Number of Shares	Value
FINANCE—(continued)
Stifel Financial Corp.	14,980	$956,773
Synovus Financial Corp.	16,863	831,346
Texas Capital Bancshares, Inc.*	9,500	856,900
UMB Financial Corp.	12,100	883,300
United Community Banks, Inc.	28,193	871,446
		29,824,382
HEALTH SERVICES—0.2%
China Cord Blood Corp.*	18,693	196,090

HEALTH TECHNOLOGY—14.0%
Adverum Biotechnologies, Inc.*	20,818	144,165
AnaptysBio, Inc.*	7,210	885,100
Bruker Corp.	17,839	546,765
Catalyst Pharmaceuticals, Inc.*	14,274	45,534
China Biologic Products Holdings, Inc.*	7,977	644,861
Concert Pharmaceuticals, Inc.*	29,611	647,889
CytomX Therapeutics, Inc.*	4,398	130,665
Emergent BioSolutions, Inc.*	13,894	690,532
Exelixis, Inc.*	48,080	1,240,464
Five Prime Therapeutics, Inc.*	35,378	752,136
Foundation Medicine, Inc.*	1,095	90,611
Genomic Health, Inc.*	29,953	958,496
Haemonetics Corp.*	13,611	965,020
Halozyme Therapeutics, Inc.*	31,724	623,694
Hill-Rom Holdings, Inc.	8,715	729,097
Lantheus Holdings, Inc.*	7,664	117,259
Madrigal Pharmaceuticals, Inc.*	7,227	910,891
Mirati Therapeutics, Inc.*	2,381	64,644
Myriad Genetics, Inc.*	27,002	875,405
NewLink Genetics Corp.*	22,374	160,645
Ophthotech Corp.*	27,811	75,368
Pieris Pharmaceuticals, Inc.*	16,612	141,534
PTC Therapeutics, Inc.*	10,423	268,392
Retrophin, Inc.*	46,754	1,169,785
Sangamo Therapeutics, Inc.*	30,790	737,420
uniQure NV*	43,343	1,101,779
Versartis, Inc.*	28,143	45,029
XOMA Corp.*	3,934	105,589
		14,868,769
INDUSTRIAL SERVICES—1.0%
Casella Waste Systems, Inc., Class A*	1,825	46,391
Goldfield Corp., (The)*	341	1,603
ION Geophysical Corp.*	822	23,098
Tetra Tech, Inc.	19,322	945,812
		1,016,904
Non-Energy Minerals—4.7%
Alcoa Corp.*	20,018	900,209
Boise Cascade Co.	18,921	762,516
Constellium NV, Class A*	43,767	507,697
Gerdau SA, SP ADR	212,426	1,062,130
Louisiana-Pacific Corp.	39,025	1,112,212
United States Steel Corp.	14,300	622,193
		4,966,957
Process Industries—3.2%
Braskem SA, SP ADR	4,139	117,879
Cabot Microelectronics Corp.	5,089	518,569
Cosan Ltd., Class A	31,117	349,133
Daqo New Energy Corp., ADR*	14,785	726,535
Fibria Celulose SA, SP ADR	40,659	764,389
Ingevity Corp.*	12,536	939,072
		3,415,577
Producer Manufacturing—6.2%
Alamo Group, Inc.	1,634	181,619
Commercial Metals Co.	35,209	855,579
Continental Building Products, Inc.*	2,842	77,302
Crane Co.	2,000	184,620
Delphi Technologies PLC	15,904	759,416
Harsco Corp.*	52,764	1,068,471
Herman Miller, Inc.	9,795	351,641
ITT, Inc.	16,424	824,156
Masonite International Corp.*	211	12,882
Milacron Holdings Corp.*	6,601	141,459
Modine Manufacturing Co.*	600	13,800
Mueller Water Products, Inc., Class A	1,500	16,500
NCI Building Systems, Inc.*	31,299	510,174
SPX FLOW, Inc.*	20,024	976,370
TriMas Corp.*	24,121	624,734
		6,598,723
Technology Services—12.1%
AppFolio, Inc., Class A*	22,544	904,014
Apptio, Inc., Class A*	37,259	1,076,785
Bottomline Technologies de, Inc.*	5,678	215,650
Box, Inc., Class A*	41,939	1,009,052
FireEye, Inc.*	2,345	38,904
MicroStrategy, Inc., Class A*	7,174	918,129
Mimecast Ltd.*	3,060	106,304
MINDBODY, Inc., Class A*	12,246	436,570
New Relic, Inc.*	15,367	1,103,043
Qualys, Inc.*	14,702	1,088,683

The accompanying notes are an integral part of the financial statements.
5

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Technology Services—(continued)
RingCentral, Inc., Class A*	12,790	$801,294
Rubicon Project, Inc., (The)*	27,334	44,008
Shutterfly, Inc.*	9,818	753,335
TriNet Group, Inc.*	892	42,076
Varonis Systems, Inc.*	23,072	1,295,493
Veeva Systems, Inc., Class A*	12,932	901,360
Web.com Group, Inc.*	36,472	656,496
Workiva, Inc., Class A*	12,059	274,342
YY, Inc., ADR*	9,739	1,259,545
		12,925,083
Transportation—1.9%
ArcBest Corp.	22,425	742,268
Hub Group, Inc., Class A*	20,501	894,869
YRC Worldwide, Inc.*	39,366	343,272
		1,980,409
Utilities—2.1%
Atlantica Yield PLC	27,807	545,851
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	62,864	724,193
Pampa Energia SA, SP ADR*	15,334	971,102
		2,241,146
Total Common Stocks
(Cost $97,260,615)		104,991,110
Short-Term Investments—1.8%
Fidelity Investments Money Market Funds - Government Portfolio, 1.26%(a)		1,963,094
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,963,094)		1,963,094
Total Investments—100.4%
(Cost $99,223,709)		106,954,204
Liabilities In Excess Of Other Assets—(0.4)%		(475,486)
Net Assets—100.0%		$106,478,718

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018.

ADR — American Depositary Receipt.

PLC — Public Limited Company.

SP ADR — Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
6

Bogle Investment Management
Small Cap Growth Fund

Statement Of Assets And Liabilities

February 28, 2018 (Unaudited)

Assets
Investments, at value (cost $97,260,615)	$104,991,110
Short-term investments, at value (cost $1,963,094)	1,963,094
Receivables for:
Investments sold	6,240,882
Dividends	82,421
Prepaid expenses and other assets	23,416
Total assets	113,300,923

Liabilities
Payables for:
Investments purchased	6,644,591
Investment advisory fees	77,223
Capital shares redeemed	33,404
Other accrued expenses and liabilities	66,987
Total liabilities	6,822,205
Net assets	$106,478,718

Net Assets Consist of:
Par value	$3,423
Paid-in capital	93,116,326
Undistributed/(accumulated) net investment income/(loss)	(380,575)
Accumulated net realized gain/(loss) from investments	6,009,049
Net unrealized appreciation/(depreciation) on investments	7,730,495
Net assets	$106,478,718

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,422,846
Net asset value, offering and redemption price per share	31.11

The accompanying notes are an integral part of the financial statements.
7

Bogle Investment Management
Small Cap Growth Fund

Statement Of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

Investment Income
Dividends (net of foreign taxes withheld of $324)	$427,384
Total investment income	427,384

Expenses:
Advisory fees (Note 2)	544,010
Transfer agent fees (Note 2)	37,390
Administration and accounting fees (Note 2)	28,863
Audit fees	20,757
Custodian fees (Note 2)	15,989
Legal fees	14,927
Registration and filing fees	12,297
Directors fees	10,540
Printing and shareholder reporting fees	9,978
Officers fees	7,436
Other expenses	6,488
Total expenses before waivers	708,675
Less: waivers (Note 2)	(28,663)
Net expenses after waivers	680,012
Net investment income/(loss)	(252,628)

Net Realized and Unrealized Gain/(Loss) from Investments
Net realized gain/(loss) from investments	8,515,945
Net change in unrealized appreciation/(depreciation) on investments	45,184
Net realized and unrealized gain/(loss) on investments	8,561,129
Net Increase/(Decrease) in Net Assets Resulting from Operations	$8,308,501

The accompanying notes are an integral part of the financial statements.
8

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(252,628)	$(695,143)
Net realized gain/(loss) from investments	8,515,945	17,835,877
Net change in unrealized appreciation/(depreciation) on investments	45,184	2,929,982
Net increase/(decrease) in net assets resulting from operations	8,308,501	20,070,716

Dividends and Distributions to Shareholders From:
Net realized capital gains
Institutional Class	(10,781,589)	—
Investor Class	—	—
Net decrease in net assets from dividends and distributions to shareholders	(10,781,589)	—

Increase/(Decrease) in Net Assets Derived From Capital Share Transactions:
Institutional Class
Proceeds from shares sold	1,054,439	2,362,029
Proceeds from exchange of Investor Class(1)	—	73,374,316
Reinvestment of distributions	10,427,403	—
Distributions for shares redeemed	(8,807,857)	(36,837,782)
Total from Institutional Class	2,673,985	38,898,563
Investor Class
Proceeds from shares sold	—	1,577,029
Reinvestment of distributions	—	—
Distributions for shares redeemed	—	(10,305,292)
Distributions from exchange to Institutional Class(1)	—	(73,374,316)
Total from Investor Class	—	(82,102,579)
Net increase/(decrease) in net assets from capital share transactions	2,673,985	(43,204,016)
Total increase/(decrease) in net assets	200,897	(23,133,300)

Net Assets:
Beginning of period	106,277,821	129,411,121
End of period	$106,478,718	$106,277,821
Undistributed/(accumulated) net investment income/(loss), end of period	$(380,575)	$(127,947)

The accompanying notes are an integral part of the financial statements.
9

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
Increase/(Decrease) in Shares Outstanding Derived From Share Transactions:
Institutional Class
Shares sold	32,912	78,894
Shares exchanged from Investor Class (1)	—	2,379,818
Shares reinvested	344,480	—
Shares redeemed	(271,929)	(1,259,190)
Total from Institutional Class	105,463	1,199,522
Investor Class
Shares sold	—	55,604
Shares reinvested	—	—
Shares redeemed	—	(357,393)
Shares exchanged into Institutional Class (1)	—	(2,439,606)
Total from Investor Class	—	(2,741,395)
Net increase/(decrease) in shares outstanding derived from share transactions	105,463	(1,541,873)

(1)	Effective on April 28, 2017, the outstanding Investor Class Shares of the Fund were converted into Institutional Class Shares of the Fund.

The accompanying notes are an integral part of the financial statements.
10

Bogle Investment Management
Small Cap Growth Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$32.04		$27.00	$30.00	$38.07	$29.49	$21.76
Net investment income/(loss)(1)	(0.07)		(0.18)	(0.13)	(0.18)	(0.23)	0.10
Net realized and unrealized gain/(loss) from investments	2.48		5.22	1.21	(3.09)	8.87	7.63
Net increase/(decrease) in net assets resulting from operations	2.41		5.04	1.08	(3.27)	8.64	7.73
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	(0.06)	—
Net realized capital gains	(3.34)		—	(4.08)	(4.80)	—	—
Total dividends and distributions to shareholders	(3.34)		—	(4.08)	(4.80)	(0.06)	—
Net asset value, end of period	$31.11		$32.04	$27.00	$30.00	$38.07	$29.49
Total investment return(2)	7.81	%(5)	18.69%	4.37%	(8.99)%	29.34%	35.52%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$106,479		$106,278	$57,180	$88,086	$117,923	$98,898
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(4)	1.27%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements(3)	1.30	%(4)	1.37%	1.42%	1.35%	1.32%	1.39%
Ratio of net investment income/(loss) to average net assets	(0.46	)%(4)	(0.61)%	(0.50)%	(0.53)%	(0.66)%	0.37%
Portfolio turnover rate	185.59	%(5)	366.41%	380.45%	196.15%	175.06%	237.59%

(1)	Calculated based on average shares outstanding for the period.
(2)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	During the current fiscal period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(4)	Annualized.
(5)	Not annualized.

The accompanying notes are an integral part of the financial statements.
11

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements

February 28, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to provide long-term capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Common Stocks	$104,991,110	$104,991,110	$—	$—
Short-Term Investments	1,963,094	1,963,094	—	—
Total Investments*	$106,954,204	$106,954,204	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

13

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2018 (Unaudited)

Dividends And Distributions To Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Bogle Investment Management, L.P. (“Bogle” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the accompanying table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the accompanying table. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause net total annual Fund operating expenses to exceed the Expense Cap: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018. The Fund will not pay the Adviser at a later time for any amounts the Adviser may waive and/or any amounts that the Adviser has assumed. The contractual fee waiver does not provide for recoupment of fees that were waived and/or expenses that were reimbursed.

Advisory Fee	Expense Cap
1.00%	1.25%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$544,010	$(28,663)	$515,347

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

14

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)

February 28, 2018 (Unaudited)

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statement of Operations.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$199,401,943	$207,551,969

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$98,885,470	$10,689,388	$(3,382,048)	$7,307,340

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

15

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Concluded)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to short-term capital gains netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$986,113	$(986,113)	$—

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Loss Deferral
$—	$8,524,717	$—	$7,307,340	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017 was as follows:

Ordinary Income	Long-Term Gains	Total
$—	$—	$—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

During the fiscal year ended August 31, 2017, the Fund utilized $3,655,064 of total capital loss carryforwards. As of August 31, 2017, the Fund had no tax basis capital loss carryforwards to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

16

Bogle Investment Management
Small Cap Growth Fund

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

17

Investment Adviser
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

BOG-SAR18

BOSTON PARTNERS INVESTMENT FUNDS

General Market Commentary	1
Definitions	2
Average Annual Total Returns for the Period Ended February 28, 2018	3
Fund Expense Examples	5
Portfolio Holdings Summary Tables	7
Portfolio of Investments	10
Statements of Assets and Liabilities	54
Statements of Operations	57
Statements of Changes in Net Assets	60
Financial Highlights	66
Notes to Financial Statements	72
Other Information	84

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

The bull market in stocks continued for the six-month period ended on February 28, 2018 as the S&P 500® Index (“S&P”) gained 10.84% on a total return basis over that time frame, finding support from a number of factors, both macro-economic and fundamental in nature.

Gross Domestic Product (GDP) grew at an average rate of 2.3% over the period and the Federal Reserve Board’s preferred measure of core inflation remained subdued, averaging just 1.4% and well below their official target of 2%. The Institute of Supply Managers’ (ISM) surveys of business activity, in both manufacturing and services, remained firmly rooted in an expansion mode indicating that the strength of the economy was broad-based. From an international standpoint, the story was nearly identical to that of the United States.

Earnings growth over the period remained robust registering a gain of 10.6%, nearly identical to the return that the S&P generated, an indication that earnings growth, and not a price/earnings (P/E) multiple expansion was the primary driver of equity returns. Sales growth also accelerated to a 5.7%, the fastest pace since 2012. Once again, a similar story could be crafted for international markets.

While five out of six months during the period produced positive returns, the market did suffer its first official “correction” in two years, dropping by -10.2% from its peak on January 26th to the interim trough on February 8th.

The “trigger” for the correction was the Friday, February 2nd release of the employment report for January, which revealed that average hourly earnings had jumped by 2.9% on a year-over-year basis, the biggest increase since 2009. That prompted a sell-off in the bond market with the 10-year Treasury hitting 2.94%, (the highest yield since January 2014) pressuring stocks to drop by 2% and leading to a 28% increase in the VIX Volatility Index (“VIX”) by the end of the day.

Come Monday, February 5th, an estimated $750 billion to $1 trillion in strategies that had bet that volatility would continue to be low and/or contained had to cover their losing positions causing the VIX to spike by over 100%, triggering an additional 4% drop in stock prices that day and a 5.2% loss by the end of the week. During that week 54.5 billion shares of stock traded, the highest level in seven years with the bulk of the activity occurring during the last hour of trading, an indication that computer-based models were dictating the action.

From a sector standpoint, Financials assumed the pole position gaining 18.23%, benefitting from an average increase in Treasury yields of 79 basis points along the yield curve during the period. Historically, an increase in interest rates has been conducive to an expansion in profit margins for banks.

Technology finished a close second with a gain of 18.18% as the sector continued to post impressive top and bottom line results. Boston Partners performance was helped by being overweight both sectors domestically.

Pulling up the rear in performance were two “bond proxy” sectors, Utilities and REIT’s, which were negatively impacted by the increase in rates with an average return of -8.01%. Boston Partners remains underweight in both sectors.

In terms of style, growth continued to beat value during the period with the Russell 1000® Growth Index returning 13.9% to the 7.3% return generated by the Russell 1000® Value Index. Large capitalization stocks outperformed with the Russell 1000® Index beating the Russell Midcap® Index that beat the Russell 2000® Index (10.6% vs 10.4% vs 10.3%).

Momentum was the dominant factor during the period according to MSCI with a return of 17.8% while Minimum Volatility was a laggard at 3.9%.

International bourses generally lagged their U.S. counterparts over the period with the MSCI EAFE Index returning 4.34% in local currency terms while Emerging Markets gained 9.06%. Returns in dollar terms were better, with EAFE up 7.23% and Emerging Markets returning 10.7% as the dollar fell by over 2% during the six months.

Looking Ahead

While certainly painful to go through, the correction during February was far from atypical, as since 1980 the market has experienced an intra-year drawdown in every calendar year, averaging 14% per year over the period.

There were a couple of “silver linings” surrounding the sell-off as well, as the tenacity of the move was not confirmed by the credit markets as high-yield bond spreads to Treasury’s increased by only 26 basis points during the month. Historically, when markets are under true duress that widening would be 150 basis points or more.

The other notable positive aspect to the sell-off came on the valuation front, as the forward price/earnings multiple of the S&P dropped from 18.5X to 16.5X, the byproduct of falling prices and increasing earnings per share (“EPS”) estimates.

News on the earnings front has been very positive as S&P earnings for the fourth quarter are on track for a 14.8% gain, with 74% of the underlying companies beating their consensus targets. Estimates for EPS growth in 2018 have increased by 7.3% this year given the anticipated boost from the recent tax legislation package and are now projected to grow by 18.3% on a year-over-year basis.

All in all, we believe that little has changed in the last month from a macro-economic standpoint as the synchronized global recovery remains intact and both earnings and revenue growth rates and revisions remain robust. At this point, the correction in the market appears to be more mechanical than fundamental in nature.

What has changed is that global central bank policies (primarily the Federal Reserve) are in the midst of transitioning from “tail-wind” centric to “head-wind” centric as spare economic and employment capacity diminishes. It remains to be seen if and/or when the pace and magnitude of the changes will provoke longer lasting disruptive effects on economies and markets. To date, little damage has been inflicted.

Semi-Annual Report 2018	1

BOSTON PARTNERS INVESTMENT FUNDS

DEFINITIONS

Past Performance is not a guarantee of future results.

Opinions expressed herein are as of February 28, 2018 and are subject to change at any time, are not guaranteed and should not be considered investment advice. This report is for the information of shareholders of the Funds. It may also be used as sales literature when preceded or accompanied by the current prospectus.

Basis points: One hundredth of one percent, used chiefly in expressing differences of interest rates.

Earnings per share: Is the portion of a company's profit allocated to each outstanding share of common stock.

Minimum Volatility: A minimum volatility strategy involves buying stocks based on the estimate of their volatility and correlations with other stocks. Minimum volatility is categorized as a “defensive” factor, meaning it has tended to benefit during periods of economic contraction. This type of strategy is more concerned with volatility management than with maximizing gains. The key objective of a minimum volatility strategy is to capture regional and global exposure to stocks with potentially less risk.

Momentum: High Momentum companies are characterized in the literature as companies with high price performance in the recent history, up to 12-months. High Momentum companies tend to continue their high price performance over the near term, typically over a 6 - 12 month period.

MSCI EAFE Index is a stock market index that is designed to measure the equity market performance of developed markets outside of the U.S. & Canada. It is maintained by Morgan Stanley Capital International (MCSI), a provider of investment decision support tools; the EAFE acronym stands for Europe, Australasia and Far East.

MSCI Emerging Markets (EM) Index is an index created by MSCI designed to measure equity market performance in global emerging markets.

MSCI World Index is an unmanaged index that measures the equity market performance of developed markets.

P/E: Price/Earnings: A valuation ratio of a company’s current share price compared to its per-share earnings.

Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

Russell 1000® Growth Index is an index of approximately 1,000 of the largest companies in the U.S. equity market. It represents the top companies by market capitalization. The Russell 1000 typically comprises approximately 90% of the total market capitalization of all listed U.S. stocks.

Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price/book ratios and lower forecasted growth values. The Russell 1000® Value Index refers to a composite of large and mid-cap companies located in the United States that also exhibit a value probability.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index and is considered representative of small-cap stocks.

Russell 2000® Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

Russell 3000® Value Index is an unmanaged index that measures the performance of the broad value segment of the U.S. equity value universe. It includes those Russell 3000® Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell Midcap® Index is a market capitalization weighted index comprised of 800 publicly traded U.S. companies with market caps of between $2 and $10 billion. The average Russell Midcap Index member has a market cap of $8 billion to $10 billion, with a median value of $4 billion to $5 billion.

S&P 500® Index is an unmanaged index that measures the performance of 500 large-cap stocks.

Purchasing Managers Indices (PMI) is an indicator of the economic health of the manufacturing sector. The PMI is based on five major indicators: new orders, inventory levels, production, supplier deliveries and the employment environment.

VIX Volatility Index: The CBOE Volatility Index, known by its ticker symbol VIX, is a popular measure of the stock market's expectation of volatility implied by S&P 500 index options, calculated and published by the Chicago Board Options Exchange (CBOE). It is colloquially referred to as the fear index or the fear gauge.

2	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2018 (unaudited)

		Average Annual
	Six Month†	1 Year	5 Year	10 Year	Since Inception
Boston Partners Small Cap Value Fund II
Institutional Class	6.53%	5.01%	11.12%	10.26%	N/A
Investor Class	6.33%	4.71%	10.84%	9.98%	N/A
Russell 2000® Value Index	5.08%	2.96%	10.58%	8.64%	N/A
Russell 2000® Index(1)	8.29%	10.51%	12.19%	9.74%	N/A

(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

Boston Partners Long/Short Equity Fund
Institutional Class	3.57%	-2.17%	5.66%	11.76%	N/A
Investor Class	3.45%	-2.40%	5.40%	11.43%	N/A
S&P 500® Index	10.84%	17.10%	14.73%	9.73%	N/A
Boston Partners Long/Short Research Fund
Institutional Class(1)	5.84%	8.10%	7.60%	N/A	8.68%
S&P 500® Index	10.84%	17.10%	14.73%	N/A	14.79%(3)

Investor Class(2)	5.69%	7.85%	7.33%	N/A	8.03%
S&P 500® Index	10.84%	17.10%	14.73%	N/A	14.44%(3)

(1)	Inception date of the Fund was September 30, 2010.
(2)	Inception date of the Fund was November 29, 2010.
(3)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners All-Cap Value Fund
Institutional Class	10.31%	14.38%	14.95%	11.07%	N/A
Investor Class	10.20%	14.06%	14.69%	10.82%	N/A
Russell 3000® Value Index	7.10%	7.39%	11.93%	7.95%	N/A
Russell 3000® Index(1)	10.44%	16.22%	14.36%	9.78%	N/A

(1)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.

WPG Partners Small/Micro Cap Value Fund
Institutional Class	4.10%	-1.29%	4.99%	5.99%	N/A
Russell 2000® Value Index	5.08%	2.96%	10.58%	8.64%	N/A
Boston Partners Global Equity Fund
Institutional Class(1)	9.05%	15.77%	11.45%	N/A	12.97%
MSCI World Index	9.09%	17.99%	11.31%	N/A	12.77%(2)

(1)	Inception date of the Fund was December 30, 2011.
(2)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners Global Long/Short Fund
Institutional Class(1)	4.14%	5.35%	N/A	N/A	4.23%
MSCI World Index	9.09%	17.99%	N/A	N/A	8.66%(3)

Investor Class(2)	4.09%	5.12%	N/A	N/A	4.67%
MSCI World Index	9.09%	17.99%	N/A	N/A	9.20%(3)

(1)	Inception date of the Fund was December 31, 2013.
(2)	Inception date of the Fund was April 11, 2014.
(3)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

Boston Partners Emerging Markets Long/Short Fund
Institutional Class(1)	3.71%	19.60%	N/A	N/A	8.77%
MSCI World Index(2)	9.09%	17.99%	N/A	N/A	8.81%(3)
MSCI Emerging Markets Index	10.67%	30.94%	N/A	N/A	9.35%(3)

(1)	Inception date of the Fund was March 1, 2015. The Fund commenced operations as a series of The RBB Fund, Inc. on December 15, 2015, when substantially all of the assets of Boston Partners Emerging Market Long/Short Equity (the "Prior Account") transferred to the Fund. The Fund is managed in all material respects in a manner equivalent to the management of the Prior Account. Accordingly, the performance information shown above for periods prior to December 15, 2015 is that of the Prior Account.
(2)	This is not a benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
(3)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

†	Not Annualized.

Semi-Annual Report 2018	3

BOSTON PARTNERS INVESTMENT FUNDS

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED FEBRUARY 28, 2018 (concluded) (unaudited)

Average Annual
	Six Month†	1 Year	5 Year	10 Year	Since Inception
Boston Partners Emerging Markets Fund
Institutional Class(1)(2)	N/A	N/A	N/A	N/A	6.08%
MSCI World Index(2)(3)	N/A	N/A	N/A	N/A	5.05%(4)
MSCI Emerging Markets Index(2)	N/A	N/A	N/A	N/A	6.14%(4)

(1)	Inception date of the Fund was October 17, 2017.
(2)	Not annualized.
(3)	This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
(4)	Index performance is from inception date of the Class only and is not the inception date of the index itself.

†	Not Annualized.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the returns quoted. Visit www.boston-partners.com for returns updated daily. Call 1-888-261-4073 for returns current to the most recent month-end.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, for Institutional Class and Investor Class, respectively, dated February 22, 2018:

	Institutional Class	Investor Class
Boston Partners Small Cap Value Fund II	1.19%	1.44%
Boston Partners Long/Short Equity Fund	2.81%(1)	3.06%(1)
Boston Partners Long/Short Research Fund	2.24%(1)	2.49%(1)
Boston Partners All-Cap Value Fund	0.89%	1.14%
WPG Partners Small/Micro Cap Value Fund	1.29%	N/A
Boston Partners Global Equity Fund	1.05%	1.30%
Boston Partners Global Long/Short Fund	2.64%(1)	2.89%(1)
Boston Partners Emerging Markets Long/Short Fund	2.98%(1)	N/A
Boston Partners Emerging Markets Fund	1.34%	N/A

[1]	Includes interest and dividend expense on short sales.

4	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES February 28, 2018 (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, if any. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018*	Annualized Expense Ratio	Expenses Paid During Period**
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,065.30	1.10%	$5.63
Hypothetical (5% return before expenses)	1,000.00	1,019.34	1.10%	5.51

Investor
Actual	$1,000.00	$1,063.30	1.35%	$6.91
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.35%	6.76
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,035.70	3.12%(1)	$15.75
Hypothetical (5% return before expenses)	1,000.00	1,009.32	3.12%(1)	15.54

Investor
Actual	$1,000.00	$1,034.50	3.37%(1)	$17.00
Hypothetical (5% return before expenses)	1,000.00	1,008.08	3.37%(1)	16.78
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,058.40	1.96%(1)	$10.00
Hypothetical (5% return before expenses)	1,000.00	1,015.08	1.96%(1)	9.79

Investor
Actual	$1,000.00	$1,056.90	2.21%(1)	$11.27
Hypothetical (5% return before expenses)	1,000.00	1,013.84	2.21%(1)	11.03

Semi-Annual Report 2018	5

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (concluded) February 28, 2018 (unaudited)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018*	Annualized Expense Ratio	Expenses Paid During Period**
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,103.10	0.80%	$4.17
Hypothetical (5% return before expenses)	1,000.00	1,020.83	0.80%	4.01

Investor
Actual	$1,000.00	$1,102.00	1.05%	$5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.05%	5.26
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,041.00	1.10%	$5.57
Hypothetical (5% return before expenses)	1,000.00	1,019.34	1.10%	5.51
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,090.50	0.95%	$4.92
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95%	4.76
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,041.40	2.29%(1)	$11.59
Hypothetical (5% return before expenses)	1,000.00	1,013.44	2.29%(1)	11.43

Investor
Actual	$1,000.00	$1,040.90	2.54%(1)	$12.85
Hypothetical (5% return before expenses)	1,000.00	1,012.20	2.54%(1)	12.67
Boston Partners Emerging Markets Long/Short Fund
Institutional
Actual	$1,000.00	$1,037.10	2.00%(1)	$10.10
Hypothetical (5% return before expenses)	1,000.00	1,014.88	2.00%(1)	9.99
Boston Partners Emerging Markets Fund(2)
Institutional
Actual(3)	$1,000.00	$1,060.80	1.10%	$4.16
Hypothetical (5% return before expenses)(3)	1,000.00	1,019.34	1.10%	5.51

*

The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 6.53% and 6.33% for the Institutional Class and Investor Class, respectively, of the Boston Partners Small Cap Value Fund II; 3.57% and 3.45% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Equity Fund; 5.84% and 5.69% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Research Fund; 10.31% and 10.20% for the Institutional Class and Investor Class, respectively, of the Boston Partners All-Cap Value Fund; 4.10% for the Institutional Class of the WPG Partners Small/Micro Cap Value Fund; 9.05% for the Institutional Class of the Boston Partners Global Equity Fund; 4.14% and 4.09% for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund; 3.71% for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund; and 6.08% for the Institutional Class of the Boston Partners Emerging Markets Fund (for the period beginning October 17, 2017 (commencement of operations) to February 28, 2018).

**

Expenses are equal to each Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

(1)

These amounts include dividends paid on securities which the Funds have sold short (“Short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.75% of average net assets for the six-month period ended February 28, 2018 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund, 0.62% of average net assets for the Institutional Class and Investor Class of the Boston Partners Long/Short Research Fund, 0.65% of average net assets of the Institutional Class and Investor Class of the Boston Partners Global Long/Short Fund and 0.00% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund.

(2)	Inception date of the Fund was October 17, 2017.
(3)

Expenses are equal to the Fund’s annualized expense ratio for the period beginning October 17, 2017 (commencement of operations) to February 28, 2018 of 1.10%, multiplied by the average account value over the period, multiplied by the number of days (134) in the most recent period then divided by 365 days to reflect the days in the period. For comparison purposes, the hypothetical expenses are as if the Fund had been in existence from September 1, 2017 and are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent six-month period, then divided by 365 to reflect the period.

6	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

PORTFOLIO HOLDINGS SUMMARY TABLES February 28, 2018 (unaudited)

BOSTON PARTNERS
SMALL CAP VALUE FUND II

Security Type/ Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	30.9%	$171,165,499
Consumer Services	11.7	64,660,259
Capital Goods	10.7	59,334,910
Technology	10.6	58,552,342
Basic Industries	8.3	45,868,998
Energy	7.3	40,634,652
Real Estate Investment Trusts	6.9	38,093,370
Health Care	5.1	28,031,708
Consumer Non-Durables	3.8	20,982,899
Consumer Durables	2.3	12,455,510
Communications	0.8	4,554,507
Utilities	0.5	2,813,786
SHORT-TERM INVESTMENTS	22.3	123,234,154
LIABILITIES IN EXCESS OF OTHER ASSETS	(21.2)	(117,146,690)
NET ASSETS	100.0%	$553,235,904

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT EQUITY FUND

Security Type/ Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK
Finance	17.8%	$164,415,428
Consumer Services	15.0	138,946,527
Energy	14.7	135,669,432
Technology	10.2	94,544,801
Capital Goods	9.6	88,831,623
Health Care	8.7	80,332,668
Basic Industries	6.6	60,407,197
Transportation	5.6	51,388,423
Consumer Non-Durables	2.7	25,356,846
Communications	1.8	16,833,354
Real Estate Investment Trusts	1.7	15,896,479
Consumer Durables	1.6	14,289,591
Utilities	1.0	9,177,213
EXCHANGE TRADED FUNDS	0.6	5,681,391
SHORT-TERM INVESTMENTS	13.6	125,726,781

SHORT POSITIONS:
COMMON STOCK
Technology	(10.6)	(98,028,032)
Health Care	(9.2)	(85,530,390)
Consumer Services	(4.2)	(38,931,695)
Consumer Durables	(3.6)	(32,897,394)
Utilities	(2.2)	(20,008,263)
Capital Goods	(2.0)	(18,257,894)
Consumer Non-Durables	(1.6)	(15,107,227)
Communications	(1.2)	(11,291,372)
Finance	(1.2)	(11,196,086)

Real Estate Investment Trusts	(0.5)%	(4,371,854)
Basic Industries	(0.2)	(1,497,656)
Energy	(0.0)	(7)
EXCHANGE TRADED FUNDS	(3.9)	(35,755,771)
OPTIONS WRITTEN	(0.0)	(395,103)
OTHER ASSETS IN EXCESS OF LIABILITIES	29.2	269,727,492
NET ASSETS	100.0%	$923,956,502

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

Security Type/ Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK
Technology	22.6%	$1,603,317,246
Finance	19.7	1,399,498,644
Capital Goods	11.2	791,961,794
Consumer Services	9.8	696,490,102
Health Care	9.2	655,758,741
Energy	9.0	641,281,243
Basic Industries	5.3	379,380,872
Consumer Non-Durables	4.5	319,863,283
Communications	2.6	184,446,180
Consumer Durables	1.1	77,720,725
Transportation	0.6	43,182,754
WARRANTS	0.0	367,505
SHORT-TERM INVESTMENTS	3.5	247,895,596

SHORT POSITIONS:
COMMON STOCK
Technology	(8.8)	(624,015,013)
Finance	(7.3)	(519,221,456)
Consumer Services	(6.7)	(475,314,275)
Energy	(3.7)	(260,914,416)
Consumer Non-Durables	(3.3)	(238,240,527)
Capital Goods	(2.3)	(160,498,564)
Basic Industries	(2.1)	(153,058,161)
Health Care	(1.8)	(127,859,098)
Real Estate Investment Trusts	(1.7)	(121,194,280)
Communications	(1.2)	(88,140,815)
Utilities	(1.2)	(85,845,272)
Transportation	(0.8)	(56,794,449)
Consumer Durables	(0.8)	(54,446,549)
OTHER ASSETS IN EXCESS OF LIABILITIES	42.6	3,028,325,088
NET ASSETS	100.0%	$7,103,946,898

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	7

BOSTON PARTNERS INVESTMENT FUNDS

PORTFOLIO HOLDINGS SUMMARY TABLES (continued) February 28, 2018 (unaudited)

BOSTON PARTNERS
ALL-CAP VALUE FUND

Security Type/ Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	30.1%	$629,917,433
Technology	24.8	517,934,105
Health Care	15.5	323,244,051
Capital Goods	7.0	146,094,412
Energy	6.5	136,818,592
Consumer Services	5.9	122,270,275
Consumer Non-Durables	2.7	55,900,611
Basic Industries	1.1	23,270,157
Consumer Durables	0.9	19,458,714
Transportation	0.6	12,916,219
Communications	0.4	9,315,348
RIGHTS	0.0	—
SHORT-TERM INVESTMENTS	12.9	268,996,905
LIABILITIES IN EXCESS OF OTHER ASSETS	(8.4)	(174,750,673)
NET ASSETS	100.0%	$2,091,386,149

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SMALL/MICRO CAP VALUE FUND

Security Type/ Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	28.2%	$8,664,313
Capital Goods	15.8	4,849,698
Consumer Services	10.1	3,100,172
Energy	10.1	3,096,317
Technology	7.1	2,184,951
Transportation	6.5	2,006,527
Real Estate Investment Trusts	6.3	1,950,320
Basic Industries	4.9	1,505,741
Utilities	4.0	1,247,857
Health Care	2.3	707,757
Consumer Durables	1.8	558,837
Consumer Non-Durables	0.9	272,772
Communications	0.6	178,920
WARRANTS	0.1	24,093
SHORT-TERM INVESTMENTS	23.5	7,228,154
LIABILITIES IN EXCESS OF OTHER ASSETS	(22.2)	(6,825,054)
NET ASSETS	100.0%	$30,751,375

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL EQUITY FUND

Security Type/ Sector Classification	% of Net Assets	Value
COMMON STOCK
Financials	24.4%	$160,718,222
Information Technology	20.6	135,919,594
Industrials	12.3	81,357,549
Energy	8.5	55,852,810
Materials	7.7	50,547,731
Health Care	7.5	49,241,312
Consumer Discretionary	6.9	45,715,738
Consumer Staples	5.1	33,696,788
Telecommunication Services	1.9	12,348,198
Utilities	0.6	4,324,514
PREFERRED STOCK	0.5	3,002,320
SHORT-TERM INVESTMENTS	8.8	58,178,724
LIABILITIES IN EXCESS OF OTHER ASSETS	(4.8)	(31,716,484)
NET ASSETS	100.0%	$659,187,016

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL LONG/SHORT FUND

Security Type/ Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK
Financials	22.4%	$226,907,328
Information Technology	21.0	212,018,900
Industrials	12.6	127,667,842
Energy	8.9	89,872,104
Materials	8.0	80,912,343
Health Care	7.9	79,890,186
Consumer Discretionary	7.7	77,479,970
Consumer Staples	5.1	52,058,420
Telecommunication Services	1.9	19,600,503
Utilities	0.7	6,866,247
PREFERRED STOCK	0.4	4,787,798
SHORT-TERM INVESTMENTS	2.4	24,042,866

SHORT POSITIONS:
COMMON STOCK
Information Technology	(8.5)	(86,433,084)
Consumer Discretionary	(8.2)	(82,766,689)
Industrials	(7.5)	(75,445,171)
Financials	(4.8)	(49,037,044)
Materials	(3.9)	(39,711,311)
Consumer Staples	(3.2)	(31,946,249)
Energy	(3.1)	(31,215,534)
Health Care	(2.2)	(22,045,849)
Utilities	(0.6)	(6,051,610)
Real Estate	(0.5)	(5,305,999)
OPTIONS WRITTEN	(0.0)	(364,375)
OTHER ASSETS IN EXCESS OF LIABILITIES	43.5	439,872,146
NET ASSETS	100.0%	$1,011,653,738

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

PORTFOLIO HOLDINGS SUMMARY TABLES (concluded) February 28, 2018 (unaudited)

BOSTON PARTNERS
EMERGING MARKETS LONG/SHORT FUND

Security Type/ Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK
Financials	13.0%	$9,933,939
Information Technology	9.5	7,274,883
Consumer Discretionary	8.2	6,280,436
Consumer Staples	6.8	5,245,811
Telecommunication Services	4.2	3,260,697
Materials	4.0	3,095,516
Energy	3.3	2,503,297
Industrials	3.2	2,475,075
Utilities	1.9	1,437,492
Real Estate	1.5	1,131,003
Health Care	1.3	983,979
EXCHANGE TRADED FUNDS	0.6	450,519
PREFERRED STOCK	5.1	3,899,048
WARRANTS	0.0	4,006
SHORT-TERM INVESTMENTS	32.7	25,050,896

SHORT POSITIONS:
COMMON STOCK
Health Care	(0.4)	(294,172)
OTHER ASSETS IN EXCESS OF LIABILITIES	5.1	3,929,341
NET ASSETS	100.0%	$76,661,766

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS FUND

Security Type/ Sector Classification	% of Net Assets	Value
COMMON STOCK
Financials	12.8%	$1,228,321
Consumer Discretionary	11.6	1,109,841
Information Technology	9.8	939,529
Consumer Staples	5.8	558,127
Materials	4.0	382,689
Telecommunication Services	3.4	327,215
Energy	3.3	317,342
Real Estate	2.2	208,930
Industrials	2.1	205,124
Communications	2.0	188,467
Utilities	0.7	66,180
Basic Industries	0.7	66,133
Consumer Non-Durables	0.7	61,819
Health Care	0.5	49,207
Technology	0.4	35,679
Consumer Services	0.3	27,135
EXCHANGE TRADED FUNDS	3.0	289,878
PREFERRED STOCK	0.7	69,030
SHORT-TERM INVESTMENTS	36.3	3,474,298
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.3)	(25,851)
NET ASSETS	100.0%	$9,579,093

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	9

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
COMMON STOCKS—98.9%
Basic Industries—8.3%
Cambrex Corp.(a)*	79,704	$4,140,623
Ferro Corp.*	95,650	2,045,953
Graphic Packaging Holding Co.	400,696	6,134,656
Innophos Holdings, Inc.	72,762	3,023,989
Orchids Paper Products Co.(a)	98,179	1,050,515
Orion Engineered Carbons SA	132,486	3,649,989
Owens-Illinois, Inc.*	195,848	4,222,483
PolyOne Corp.	35,624	1,471,627
PQ Group Holdings, Inc.*	230,480	3,088,432
Schweitzer-Mauduit International, Inc.	128,875	5,053,189
SunCoke Energy, Inc.(a)*	503,164	5,373,792
Valvoline, Inc.(a)	288,684	6,613,750
		45,868,998
Capital Goods—10.7%
Aegion Corp.*	115,507	2,652,041
Ampco-Pittsburgh Corp.	33,971	346,504
BMC Stock Holdings, Inc.(a)*	260,339	4,881,356
Cabot Corp.	26,860	1,616,435
Continental Building Products, Inc.*	73,106	1,988,483
Engility Holdings, Inc.(a)*	82,750	2,259,903
Ferroglobe PLC*	300,728	4,859,764
Ferroglobe Representation & Warranty Insurance*(a)‡	276,005	0
Foundation Building Materials, Inc.(a)*	107,770	1,475,371
Granite Construction, Inc.	65,507	3,805,957
Hillenbrand, Inc.	41,138	1,805,958
LCI Industries(a)	50,501	5,519,759
Minerals Technologies, Inc.	77,211	5,304,396
Orion Group Holdings, Inc.*	250,954	1,575,991
Trinseo SA	37,288	2,968,125
Tutor Perini Corp.(a)*	144,287	3,484,531
WESCO International, Inc.*	138,676	8,632,581
World Fuel Services Corp.	269,486	6,157,755
		59,334,910
Communications—0.8%
AMC Networks, Inc. Class A(a)*	86,637	4,554,507
Consumer Durables—2.3%
Cooper Tire & Rubber Co.(a)	121,749	3,816,831
La-Z-Boy, Inc.	100,684	3,090,999
Standard Motor Products, Inc.(a)	35,345	1,649,198
Strattec Security Corp.	17,514	603,357
Tower International, Inc.	126,250	3,295,125
		12,455,510
Consumer Non-Durables—3.8%
Energizer Holdings, Inc.(a)	53,472	2,913,154
Fresh Del Monte Produce, Inc.(a)	85,780	4,004,210
Skechers U.S.A., Inc. Class A*	136,330	5,578,624
Steven Madden Ltd.	131,903	5,790,542
Universal Corp.(a)	54,860	2,696,369
		20,982,899
Consumer Services—11.7%
ABM Industries, Inc.(a)	81,621	2,869,794
ACCO Brands Corp.	305,117	3,859,730
Booz Allen Hamilton Holding Corp.	42,007	1,593,325
CBIZ, Inc.*	115,323	2,081,580
Civeo Corp.*	411,854	1,462,082
Ennis, Inc.(a)	45,982	896,649
Entercom Communications Corp. Class A(a)	265,130	2,624,787
FTI Consulting, Inc.*	72,216	3,443,981
Group 1 Automotive, Inc.(a)	22,108	1,521,915
Huron Consulting Group, Inc.*	80,483	2,816,905
ICF International, Inc.	59,914	3,415,098
Lithia Motors, Inc. Class A(a)	98,621	10,245,736
MAXIMUS, Inc.	42,006	2,813,562
Navigant Consulting, Inc.*	127,535	2,535,396
On Assignment, Inc.*	104,180	7,989,564
PRA Group, Inc.(a)*	79,404	3,041,173
Scholastic Corp.(a)	55,689	2,027,636
Tetra Tech, Inc.	109,984	5,383,717
TravelCenters of America LLC*	168,439	627,435
Viad Corp.	31,511	1,640,148
XO Group, Inc.*	91,855	1,770,046
		64,660,259
Energy—7.3%
Cactus, Inc. Class A*	81,273	2,000,129
Dril-Quip, Inc.(a)*	80,528	3,627,786
Enerplus Corp.	454,823	5,025,794
Extraction Oil & Gas, Inc.(a)*	240,267	2,902,425
Forum Energy Technologies, Inc.(a)*	207,730	2,347,349
Gulfport Energy Corp.*	153,035	1,484,440
Jagged Peak Energy, Inc.(a)*	248,998	3,062,675
Key Energy Services, Inc.*	111,126	1,490,200
Kosmos Energy Ltd.(a)*	381,200	2,054,668
Nine Energy Service, Inc.*	133,330	3,638,576
ProPetro Holding Corp.(a)*	105,777	1,706,183
RSP Permian, Inc.*	158,925	6,088,417
Superior Energy Services, Inc.(a)*	251,754	2,152,497
WildHorse Resource Development Corp.(a)*	179,830	3,053,513
		40,634,652
Finance—30.9%
Air Lease Corp.	182,397	7,965,277
AMERISAFE, Inc.(a)	39,765	2,226,840
Aspen Insurance Holdings Ltd.	56,593	2,059,985
Assured Guaranty Ltd.	160,237	5,540,995
Axis Capital Holdings Ltd.	34,385	1,696,556
BankUnited, Inc.	140,571	5,653,766
Cadence BanCorp	101,507	2,783,322
CenterState Banks, Inc.	117,691	3,205,903
Columbia Banking System, Inc.	23,712	990,687
Essent Group Ltd.*	169,397	7,638,111
FCB Financial Holdings, Inc., Class A*	72,525	3,890,966

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Finance—(continued)
Federal Agricultural Mortgage Corp., Class C	48,910	$3,720,095
First Citizens BancShares Inc., Class A	7,097	2,889,189
First Merchants Corp.(a)	78,970	3,263,830
First Midwest Bancorp Inc.(a)	97,051	2,350,575
FirstCash, Inc.	82,894	6,109,288
Flushing Financial Corp.	57,733	1,541,471
Gladstone Capital Corp.(a)	33,047	285,526
Global Indemnity Ltd. Class A*	30,786	1,139,082
Greenhill & Co, Inc.	62,578	1,273,462
Hanmi Financial Corp.	118,720	3,626,896
Hanover Insurance Group Inc., (The)	33,938	3,662,250
Heritage Financial Corp.(a)	74,267	2,209,443
Hope Bancorp, Inc.	118,819	2,145,871
Infinity Property & Casualty Corp.	19,947	2,352,749
James River Group Holdings Ltd.	89,432	2,925,321
Luther Burbank Corp.	193,201	2,471,041
Maiden Holdings Ltd.	658,340	3,950,040
Merchants Bancorp	85,346	1,749,593
National General Holdings Corp.	203,964	4,687,093
Navient Corp.(a)	598,825	7,760,772
Navigators Group, Inc. (The)	38,342	2,066,634
Nelnet, Inc., Class A(a)	136,459	7,551,641
Peapack Gladstone Financial Corp.	68,563	2,261,208
PennyMac Financial Services, Inc. Class A*	157,283	3,664,694
Preferred Bank(a)	27,124	1,690,639
Radian Group, Inc.	171,422	3,517,579
RBB Bancorp	64,797	1,656,211
Silvercrest Asset Management Group, Inc. Class A	172,910	2,610,941
SLM Corp.*	1,007,312	10,989,774
South State Corp.	13,186	1,143,226
State Auto Financial Corp.	48,362	1,333,824
Stewart Information Services Corp.	117,644	4,721,054
Stifel Financial Corp.	116,406	7,434,851
Validus Holdings Ltd.	59,152	4,001,041
Walker & Dunlop, Inc.(a)	170,053	8,218,662
Washington Federal, Inc.(a)	61,659	2,139,567
White Mountains Insurance Group Ltd.	2,972	2,397,958
		171,165,499
Health Care—5.1%
Chemed Corp.	15,677	4,070,220
Envision Healthcare Corp.*	132,480	5,100,480
ICON PLC*	39,242	4,446,511
Integra LifeSciences Holdings Corp.(a)*	33,130	1,746,945
LHC Group, Inc.(a)*	37,175	2,393,326
LifePoint Health, Inc.(a)*	110,455	5,091,975
Select Medical Holdings Corp.*	109,265	1,977,697
Syneos Health, Inc.*	76,481	3,204,554
		28,031,708
Real Estate Investment Trusts—6.9%
Anworth Mortgage Asset Corp.	264,833	1,207,639
Ares Commercial Real Estate Corp.	288,081	3,549,158
Blackstone Mortgage Trust, Inc. Class A(a)	179,293	5,567,048
Chatham Lodging Trust(a)	75,295	1,369,616
CYS Investments, Inc.	783,342	4,950,721
Front Yard Residential Corp.	55,713	584,429
Gladstone Commercial Corp.(a)	38,880	657,461
MFA Financial, Inc.(a)	619,957	4,414,094
MTGE Investment Corp.	63,130	1,073,210
Realogy Holdings Corp.(a)	222,844	5,693,664
Starwood Property Trust, Inc.	172,066	3,484,337
Two Harbors Investment Corp.(a)	377,263	5,541,993
		38,093,370
Technology—10.6%
Bel Fuse, Inc., Class B	124,299	2,150,373
Belden, Inc.(a)	87,854	6,389,621
Brooks Automation, Inc.	261,081	6,973,474
Ciena Corp.(a)*	248,401	5,755,451
Convergys Corp.(a)	104,192	2,418,296
EnerSys	69,658	4,854,466
EVERTEC, Inc.	90,640	1,468,368
Insight Enterprises, Inc.*	42,104	1,470,693
NCR Corp.(a)*	120,133	3,964,389
NETGEAR, Inc.*	56,148	3,130,251
PC Connection, Inc.(a)	28,007	695,414
SMART Global Holdings, Inc.*	102,659	3,564,320
Sykes Enterprises, Inc.*	152,062	4,418,922
SYNNEX Corp.(a)	39,467	4,880,095
TTEC Holdings, Inc.(a)	152,609	5,440,511
Versum Materials, Inc.	26,410	977,698
		58,552,342
Utilities—0.5%
Portland General Electric Co.	34,030	1,352,012
Pure Cycle Corp.(a)*	183,871	1,461,774
		2,813,786
TOTAL COMMON STOCKS (Cost $441,880,854)		$547,148,440

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	11

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS SMALL CAP VALUE FUND II Portfolio of Investments (concluded) February 28, 2018 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS—22.3%
Fidelity Investments Money Market Funds - Government Portfolio, 1.26%	10,784,033	$10,784,033
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	112,450,121	112,450,121
TOTAL SHORT-TERM INVESTMENTS (Cost $123,234,154)		123,234,154
TOTAL INVESTMENTS—121.2%
(Cost $565,115,008)		670,382,594
LIABILITIES IN EXCESS OF OTHER ASSETS—(21.2)%		(117,146,690)
NET ASSETS—100.0%		$553,235,904

PLC	—	Public Limited Company
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $108,289,573.
‡	—

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2018, these securities amounted to $0 or 0.0% of net assets.

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stocks	$547,148,440	$547,148,440	$—	$—
Short-Term Investments	123,234,154	123,234,154	—	—
Total Assets	$670,382,594	$670,382,594	$—	$—

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS—111.2%
COMMON STOCKS—97.0%
Basic Industries—6.6%
Alcoa Corp.*	89,367	$4,018,834
American Vanguard Corp.	143,463	2,797,529
BHP Billiton Ltd. - SP ADR(a)	59,404	2,762,286
CF Industries Holdings, Inc.	72,251	2,979,631
Constellium NV, Class A*	221,026	2,563,902
Freeport-McMoRan, Inc.(a)*	343,232	6,384,115
Monsanto Co.(a)†	23,145	2,855,399
Mosaic Co., (The)(a)	153,260	4,033,803
Nexeo Solutions, Inc.(a)*	203,015	1,886,009
Nucor Corp.	56,163	3,673,060
Nutrien Ltd.	60,129	2,961,353
POSCO - SP ADR†	67,985	5,591,087
Rio Tinto PLC - SP ADR†	110,354	6,037,467
RPM International, Inc.	66,168	3,293,181
Tahoe Resources, Inc.	636,541	3,106,320
Ternium SA - SP ADR	129,101	4,464,313
UFP Technologies, Inc.*	35,111	998,908
		60,407,197
Capital Goods—9.6%
Aegion Corp.(a)*	120,885	2,775,520
Argan, Inc.	56,449	2,255,138
BMC Stock Holdings, Inc.*	279,864	5,247,450
Builders FirstSource, Inc.(a)*	208,726	4,003,365
CECO Environmental Corp.	419,438	1,723,890
Colfax Corp.*	92,774	2,949,285
Columbus McKinnon Corp.†	95,387	3,386,238
Daqo New Energy Corp. - ADR*†	49,538	2,434,297
DMC Global, Inc.(a)	148,423	3,146,568
Fairmount Santrol Holdings, Inc.(a)*	599,531	2,685,899
Ferroglobe PLC*	181,975	2,940,716
Ferroglobe Representation & Warranty Insurance*(a)‡	386,647	0
Fluor Corp.†	108,421	6,169,155
FreightCar America, Inc.	169,033	2,499,998
General Electric Co.	378,357	5,338,617
Graham Corp.	93,582	1,891,292
Harsco Corp.*	92,519	1,873,510
Hexcel Corp.(a)	46,892	3,154,894
Jacobs Engineering Group, Inc.	76,203	4,652,955
KBR, Inc.	216,471	3,277,371
Manitex International, Inc.*	432,058	4,532,288
NCI Building Systems, Inc.(a)*	225,623	3,677,655
NOW, Inc.(a)*	141,802	1,345,701
Quanta Services, Inc.*	58,362	2,009,987
Safran SA - ADR(a)	171,358	4,719,885
Tutor Perini Corp.(a)*†	191,210	4,617,722
WESCO International, Inc.*	37,826	2,354,669
World Fuel Services Corp.†	138,624	3,167,558
		88,831,623
Communications—1.8%
Comcast Corp., Class A†	191,791	6,944,752
KT Corp. - SP ADR*	211,361	2,806,874
Liberty Global PLC, Series C*	145,536	4,370,446
Liberty Latin America Ltd., Class C*	132,581	2,711,282
		16,833,354
Consumer Durables—1.6%
Flexsteel Industries, Inc.	30,824	1,197,820
Honda Motor Co., Ltd. - SP ADR(a)	159,819	5,767,868
La-Z-Boy, Inc.	133,389	4,095,042
Leggett & Platt, Inc.(a)	74,295	3,228,861
		14,289,591
Consumer Non-Durables—2.7%
Coca-Cola European Partners PLC	97,808	3,718,660
Fresh Del Monte Produce, Inc.(a)	59,348	2,770,365
Hostess Brands, Inc.(a)*	225,030	2,754,367
Leucadia National Corp.†	185,615	4,452,904
Molson Coors Brewing Co., Class B	48,083	3,666,329
Nomad Foods Ltd.*†	236,708	3,879,644
PVH Corp.†	28,518	4,114,577
		25,356,846
Consumer Services—15.0%
ACCO Brands Corp.	246,424	3,117,264
Atento SA	368,345	3,517,695
Barrett Business Services, Inc.†	42,716	3,173,372
CarMax, Inc.(a)*	42,828	2,651,910
Civeo Corp.*	960,682	3,410,421
comScore, Inc.*	78,796	1,733,512
Conduent, Inc.*	150,415	2,842,843
Ctrip.com International Ltd. - ADR(a)*	33,071	1,520,605
CVS Health Corp.†	76,507	5,181,819
Dollar Tree, Inc.*	35,353	3,628,632
Drive Shack, Inc.(a)*†	659,232	3,329,122
DSW, Inc., Class A(a)	175,694	3,445,359
eBay, Inc.*†	146,358	6,272,904
Francesca's Holdings Corp.(a)*	337,813	1,760,006
Gray Television, Inc.(a)*	186,298	2,570,912
H&R Block, Inc.(a)	113,998	2,887,569
Hackett Group Inc., (The)	206,339	3,720,292
Heidrick & Struggles International, Inc.	149,636	3,950,390
ICF International, Inc.	55,525	3,164,925
IHS Markit Ltd.*	59,472	2,798,158
International Game Technology PLC†	179,561	4,758,366
JD.com, Inc. - ADR*	63,635	3,000,390
Jones Lang LaSalle, Inc.	23,623	3,794,090
KAR Auction Services, Inc.(a)	62,795	3,395,954
Korn/Ferry International	93,154	3,904,084
Kroger Co., (The)	208,772	5,661,897
Lions Gate Entertainment Corp. Class B	121,624	3,264,388

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	13

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Consumer Services—(continued)
Liquidity Services, Inc.*	202,259	$1,385,474
ManpowerGroup, Inc.	19,344	2,291,490
National CineMedia, Inc.(a)	159,301	1,199,537
Nielsen Holdings PLC(a)	73,146	2,386,754
Perficient, Inc.*	198,289	3,860,687
Points International Ltd.*	78,923	822,378
PRGX Global, Inc.*	161,819	1,213,642
Signet Jewelers Ltd.(a)	39,230	1,972,484
Sirius XM Holdings, Inc.(a)	319,316	2,005,304
Stars Group Inc., (The)*	165,887	4,563,444
Tailored Brands, Inc.†	142,675	3,340,022
Tetra Tech, Inc.	69,081	3,381,515
Time Warner, Inc.†	64,845	6,027,991
Twenty-First Century Fox, Inc., Class A†	129,833	4,780,451
Walgreens Boots Alliance, Inc.(a)	61,164	4,213,588
Western Union Co. (The)(a)	153,627	3,044,887
		138,946,527
Energy—14.7%
Anadarko Petroleum Corp.	89,935	5,129,892
Andeavor†	45,913	4,114,723
Archrock, Inc.(a)	295,166	2,804,077
Baker Hughes a GE Co.(a)	193,299	5,103,094
Basic Energy Services, Inc.*†	220,833	3,573,078
Canadian Natural Resources Ltd.†	138,927	4,370,643
CNX Resources Corp.*	128,788	2,069,623
Chevron Corp.†	105,880	11,850,090
Cimarex Energy Co.	24,494	2,353,628
Dawson Geophysical Co.(a)*	228,365	1,258,291
Dril-Quip, Inc.(a)*	59,782	2,693,179
Energen Corp.*	60,281	3,297,974
Enerplus Corp.	336,234	3,715,386
EOG Resources, Inc.	44,951	4,558,930
EQT Corp.†	141,159	7,101,709
Gulf Island Fabrication, Inc.(a)	67,102	553,591
Gulfport Energy Corp.*	112,894	1,095,072
Halliburton Co.†	152,671	7,086,988
Key Energy Services, Inc.(a)*	187,823	2,518,706
Kosmos Energy Ltd.(a)*†	146,353	788,843
LUKOIL PJSC - SP ADR	33,853	2,247,839
McDermott International, Inc.(a)*	375,263	2,739,420
Mitcham Industries, Inc.*	381,308	1,342,204
National Oilwell Varco, Inc.(a)	104,422	3,664,168
Oceaneering International, Inc.(a)	233,576	4,293,127
Parsley Energy, Inc., Class A*	124,827	3,155,627
PBF Energy, Inc. Class A	91,664	2,686,672
PetroChina Co., Ltd. - ADR	41,934	2,901,833
Phillips 66†	102,013	9,218,915
Pioneer Natural Resources Co.	29,290	4,986,037
SandRidge Energy, Inc.*	112,840	1,586,530
Schlumberger Ltd.†	144,381	9,477,169
Superior Energy Services, Inc.(a)*	322,994	2,761,599
Valero Energy Corp.†	42,402	3,833,989
Viper Energy Partners LP(a)†	209,407	4,736,786
		135,669,432
Finance—17.8%
AerCap Holdings NV*†	72,991	3,621,083
Affiliated Managers Group, Inc.†	25,042	4,741,953
AMERCO(a)	7,468	2,568,992
American International Group, Inc.†	105,221	6,033,372
AmTrust Financial Services, Inc.(a)†	509,398	6,097,494
Aspen Insurance Holdings Ltd.†	71,095	2,587,858
Axis Capital Holdings Ltd.†	41,628	2,053,926
Bank of America Corp.†	505,184	16,216,406
Bank of the Ozarks	74,019	3,692,808
Bar Harbor Bankshares(a)	19,990	541,729
Berkshire Hathaway, Inc., Class B*†	47,452	9,832,054
BGC Partners, Inc., Class A	92,411	1,221,673
Century Bancorp, Inc., Class A†	18,921	1,453,133
Charles Schwab Corp., (The)†	84,792	4,495,672
Citigroup, Inc.†	247,599	18,691,248
Discover Financial Services†	72,424	5,709,184
Discovery Communications, Inc.(a)*	—	0
Fanhua, Inc. - SP ADR	164,132	5,482,009
Federated National Holding Co.(a)	149,100	2,303,595
JPMorgan Chase & Co.†	67,504	7,796,712
Lazard Ltd., Class A†	87,916	4,744,827
Loews Corp.	67,298	3,319,810
Maiden Holdings Ltd.†	918,205	5,509,230
MetLife, Inc.	208,178	9,615,742
Morgan Stanley†	145,763	8,165,643
Oaktree Capital Group LLC(a)	78,931	3,291,423
PennyMac Financial Services, Inc. Class A*†	116,543	2,715,452
State Street Corp.†	61,122	6,488,100
Stifel Financial Corp.	49,669	3,172,359
SVB Financial Group*†	20,898	5,203,184
Synchrony Financial†	116,186	4,228,009
White Mountains Insurance Group Ltd.	3,496	2,820,748
		164,415,428
Health Care—8.7%
Allergan PLC(a)	25,428	3,921,506
Anthem, Inc.†	24,349	5,731,267
Carriage Services, Inc.	114,753	3,123,577
Cigna Corp.†	23,599	4,622,808
Five Star Senior Living, Inc.*	598,297	867,531
Fresenius Medical Care AG & Co. KGaA - ADR(a)†	74,722	3,946,816
HCA Healthcare, Inc.†	53,675	5,327,244
Johnson & Johnson	71,609	9,300,577
Keryx Biopharmaceuticals, Inc.(a)*	201,307	923,999
Laboratory Corp. of America Holdings*†	37,043	6,397,326
LHC Group, Inc.*†	55,959	3,602,640

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Health Care—(continued)
Medtronic PLC†#	88,101	$7,038,389
Mylan NV*†	87,770	3,538,886
Novartis AG - SP ADR	79,868	6,656,998
Paratek Pharmaceuticals, Inc.(a)*	116,987	1,532,530
Quest Diagnostics, Inc.(a)	48,428	4,990,505
Stericycle, Inc.(a)*	35,207	2,206,423
UnitedHealth Group, Inc.†	29,199	6,603,646
		80,332,668
Real Estate Investment Trusts—1.7%
Colony NorthStar, Inc. Class A	444,219	3,456,024
Marcus & Millichap, Inc.*	39,098	1,223,767
MedEquities Realty Trust, Inc.	355,983	3,442,356
New Residential Investment Corp.†	212,287	3,424,189
Realogy Holdings Corp.(a)†	94,670	2,418,818
Wheeler Real Estate Investment Trust, Inc.(a)	384,726	1,931,325
		15,896,479
Technology—10.2%
51job, Inc. - ADR(a)*	49,449	3,237,426
Avnet, Inc.	95,199	4,064,997
Baidu, Inc. - SP ADR*	16,821	4,244,611
Capgemini SE - ADR	186,228	4,668,736
CDW Corp.	43,354	3,161,807
Citrix Systems, Inc.*	44,659	4,108,628
Cognizant Technology Solutions Corp., Class A†#	63,576	5,214,504
Dolby Laboratories, Inc. Class A†	63,743	4,114,611
Electronics For Imaging, Inc.(a)*	71,895	1,969,204
EVERTEC, Inc.(a)	250,933	4,065,115
First Data Corp., Class A*	266,572	4,163,855
Flex Ltd.*†	269,075	4,870,258
Generac Holdings, Inc.*	67,062	2,982,918
Hollysys Automation Technologies, Ltd.	120,202	3,174,535
Infosys Ltd. - SP ADR(a)	186,873	3,300,177
Insight Enterprises, Inc.*	104,758	3,659,197
InterDigital Inc.	60,464	4,341,315
International Business Machines Corp.	36,956	5,758,854
Net 1 UEPS Technologies, Inc.(a)*	261,810	2,683,553
NetEase, Inc. - ADR	6,409	1,880,080
PayPal Holdings, Inc.*†	42,397	3,366,746
Powell Industries, Inc.	67,726	1,803,543
Quality Systems, Inc.*	168,686	2,117,009
Sabre Corp.(a)	104,887	2,409,254
VeriFone Systems, Inc.*	137,190	2,277,354
VeriSign, Inc.(a)*	22,223	2,578,312
Zebra Technologies Corp., Class A*	31,332	4,328,202
		94,544,801
Transportation—5.6%
AP Moller - Maersk A/S - ADR	289,052	2,373,117
Atlas Air Worldwide Holdings, Inc.(a)*	50,028	3,044,204
Controladora Vuela Cia de Aviacion SAB de CV - ADR(a)*	179,919	1,604,878
Dorian LPG Ltd.*	275,060	2,013,439
Expeditors International of Washington, Inc.	41,878	2,720,395
Forward Air Corp.(a)	41,819	2,258,226
Gener8 Maritime, Inc.(a)*	415,116	2,303,894
Golar LNG Partners LP	108,162	1,999,915
Grupo Aeroportuario del Centro Norte SAB de CV - ADR(a)	71,609	2,804,208
Overseas Shipholding Group, Inc., Class A*	332,600	588,702
Ryanair Holdings PLC - SP ADR*	31,295	3,794,832
Safe Bulkers, Inc.(a)*	1,361,037	4,981,395
Scorpio Bulkers, Inc.(a)	304,688	2,361,332
Scorpio Tankers, Inc.	694,362	1,597,033
SEACOR Marine Holdings, Inc.(a)*	136,271	2,305,705
Teekay LNG Partners LP	192,444	3,560,214
Teekay Offshore Partners LP	750,210	1,883,027
United Parcel Service, Inc. Class B	59,001	6,160,294
XPO Logistics, Inc.(a)*	30,820	3,033,613
		51,388,423
Utilities—1.0%
Archrock Partners LP	146,951	1,942,692
Cheniere Energy, Inc.*	75,350	3,957,382
MPLX LP	94,907	3,277,139
		9,177,213
TOTAL COMMON STOCKS (Cost $719,134,961)		896,089,582
EXCHANGE TRADED FUNDS—0.6%
Energy—0.6%
Alerian MLP ETF(a)	562,514	5,681,391
TOTAL EXCHANGE TRADED FUNDS (Cost $5,772,731)		5,681,391
SHORT-TERM INVESTMENTS—13.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	14,172,061	14,172,061
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	111,554,720	111,554,720
TOTAL SHORT-TERM INVESTMENTS (Cost $125,726,781)		125,726,781
TOTAL LONG POSITIONS—111.2%
(Cost $850,634,473)		1,027,497,754
SECURITIES SOLD SHORT—(40.4%)
COMMON STOCKS—(36.5%)
Basic Industries—(0.2%)
Kennady Diamonds, Inc.*	(45,900)	(107,310)
Tanzanian Royalty Exploration Corp.*	(171,865)	(61,373)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	15

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Basic Industries—(continued)
Uranium Energy Corp.*	(1,022,287)	$(1,328,973)
		(1,497,656)
Capital Goods—(2.0%)
AAON, Inc.	(78,744)	(2,893,842)
Applied Energetics, Inc.*	(238,070)	(14,332)
Axon Enterprise, Inc.*	(132,338)	(4,609,333)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
EnviroStar, Inc.	(47,643)	(1,643,683)
John Bean Technologies Corp.	(28,464)	(3,152,388)
Tennant Co.	(55,777)	(3,592,039)
ZAGG, Inc.*	(156,297)	(2,352,270)
		(18,257,894)
Communications—(1.2%)
CTC Communications Group, Inc.*‡	(98,900)	0
Gogo, Inc.*	(261,676)	(2,376,018)
Netflix, Inc.*	(30,597)	(8,915,354)
		(11,291,372)
Consumer Durables—(3.6%)
iRobot Corp.*	(38,172)	(2,593,787)
Kandi Technologies Group, Inc.*	(311,076)	(1,679,810)
Qsound Labs, Inc.*‡	(4,440)	(1)
Sharp Corp.*	(99,000)	(3,438,974)
Tesla Motors, Inc.*	(63,871)	(21,911,585)
Universal Electronics, Inc.*	(66,126)	(3,273,237)
		(32,897,394)
Consumer Non-Durables—(1.6%)
Amish Naturals, Inc.*‡	(25,959)	0
elf Beauty, Inc.*	(198,573)	(3,661,686)
Freshpet, Inc.*	(120,194)	(2,403,880)
Funko, Inc., Class A*	(375,144)	(2,768,563)
National Beverage Corp.	(36,892)	(3,613,202)
Primo Water Corp.*	(218,382)	(2,659,893)
Valence Technology, Inc.*‡	(27,585)	(3)
		(15,107,227)
Consumer Services—(4.2%)
Brink's Co. (The)	(31,264)	(2,297,904)
Carvana Co.*	(76,230)	(1,527,649)
Cimpress NV*	(47,657)	(7,756,177)
Corporate Resource Services, Inc.*	(218,896)	(394)
Finish Line Inc., (The), Class A	(305,207)	(3,241,298)
Freshii, Inc.*	(140,986)	(770,193)
HelloFresh SE*	(202,008)	(3,314,758)
Jamba, Inc.*	(111,749)	(963,277)
Overstock.com, Inc.*	(47,473)	(2,867,369)
Red Robin Gourmet Burgers, Inc.*	(109,579)	(5,878,913)
Stitch Fix, Inc., Class A*	(54,373)	(1,125,521)
TransEnterix, Inc.*	(566,390)	(1,076,141)
Tuniu Corp. - SP ADR*	(309,373)	(2,385,266)
Wayfair, Inc. Class A*	(73,971)	(5,726,835)
		(38,931,695)
Energy—0.0%
Beard Co.*	(9,710)	(7)
Finance—(1.2%)
Farmers & Merchants Bancorp Inc.	(66,887)	(2,474,819)
RLI Corp.	(79,791)	(4,851,293)
Trupanion, Inc.*	(130,610)	(3,869,974)
		(11,196,086)
Health Care—(9.2%)
Abaxis, Inc.	(99,391)	(6,626,398)
Acorda Therapeutics, Inc.*	(102,208)	(2,427,440)
Analogic Corp.	(53,488)	(4,466,248)
AtriCure, Inc.*	(206,456)	(3,648,078)
AxoGen, Inc.*	(237,109)	(6,923,583)
BodyTel Scientific, Inc.*‡	(4,840)	(1)
CareView Communications, Inc.*	(207,465)	(7,054)
Corindus Vascular Robotics, Inc.*	(624,000)	(624,000)
Cross Country Healthcare, Inc.*	(446,329)	(5,779,961)
Endologix, Inc.*	(213,502)	(858,278)
Exact Sciences Corp.*	(79,417)	(3,542,792)
Heska Corp.*	(71,578)	(4,865,872)
Illumina, Inc.*	(12,351)	(2,816,275)
Invacare Corp.	(255,350)	(4,392,020)
K2M Group Holdings, Inc.*	(144,654)	(2,995,784)
Luminex Corp.	(138,029)	(2,706,749)
Momenta Pharmaceuticals, Inc.*	(224,967)	(3,835,687)
Neogen Corp.*	(47,489)	(2,767,184)
OraSure Technologies, Inc.*	(331,724)	(5,725,556)
Quidel Corp.*	(84,926)	(3,704,472)
STAAR Surgical Co.*	(432,339)	(6,787,722)
Surgery Partners, Inc.*	(253,239)	(4,013,838)
Tactile Systems Technology, Inc.*	(104,427)	(3,379,258)
ViewRay, Inc.*	(317,225)	(2,636,140)
		(85,530,390)
Real Estate Investment Trusts—(0.5%)
Redfin Corp.*	(212,329)	(4,371,854)
Technology—(10.6%)
2U, Inc.*	(38,496)	(3,186,699)
8x8, Inc.*	(143,509)	(2,619,039)
Alarm.com Holdings, Inc.*	(71,427)	(2,581,015)
Alteryx, Inc., Class A*	(98,297)	(3,360,774)
ANTs software, Inc.*‡	(10,334)	(1)
Benefitfocus, Inc.*	(37,700)	(912,340)
Capstone Turbine Corp.*	(33,777)	(30,987)
Carbonite, Inc.*	(205,832)	(5,794,171)
Cavium, Inc.*	(34,283)	(3,052,558)
Consygen, Inc.*‡	(200)	0
Eastman Kodak Co.*	(249,721)	(1,311,035)
Ener1, Inc.*‡	(102,820)	(10)
Enphase Energy, Inc.*	(992,738)	(3,295,890)
FireEye, Inc.*	(204,041)	(3,385,040)
Harmonic, Inc.*	(538,497)	(1,628,953)
HubSpot, Inc.*	(30,613)	(3,399,574)
Inseego Corp.*	(801,495)	(1,498,796)
Interliant, Inc.*‡	(600)	0

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Technology—(continued)
Internap Corp.*	(169,436)	$(2,206,060)
Knowles Corp.*	(248,326)	(3,585,827)
LivePerson, Inc.*	(208,460)	(3,012,247)
Lumentum Holdings, Inc.*	(94,325)	(5,753,825)
Materialise NV - ADR*	(222,600)	(2,586,612)
Medidata Solutions, Inc.*	(52,884)	(3,472,363)
MINDBODY, Inc. Class A*	(149,625)	(5,334,131)
Nestor, Inc.*‡	(15,200)	(2)
New Relic, Inc.*	(54,392)	(3,904,258)
PDF Solutions, Inc.*	(180,304)	(2,008,587)
Proofpoint, Inc.*	(31,553)	(3,381,535)
PROS Holdings, Inc.*	(130,390)	(4,087,727)
Remark Holdings, Inc.*	(186,613)	(1,395,865)
Snap, Inc. Class A*	(226,843)	(3,928,921)
SunPower Corp.*	(302,711)	(2,146,221)
Tiger Telematics, Inc.*‡	(6,510)	0
TrueCar, Inc.*	(254,294)	(2,820,121)
Twilio, Inc., Class A*	(89,844)	(3,069,071)
Uni-Pixel, Inc.*	(19,665)	(71)
Workiva, Inc.*	(196,798)	(4,477,155)
Worldgate Communications, Inc.*‡	(582,655)	(58)
XRiver Corp.*‡	(34,156)	0
Zendesk, Inc.*	(111,174)	(4,800,493)
		(98,028,032)
Utilities—(2.2%)
Cadiz, Inc.*	(124,171)	(1,719,768)
California Water Service Group	(90,306)	(3,427,113)
Chesapeake Utilities Corp.	(42,510)	(2,833,291)
El Paso Electric Co.	(65,507)	(3,183,640)
MGE Energy, Inc.	(44,622)	(2,342,655)
New Jersey Resources Corp.	(40,857)	(1,556,652)
ONE Gas, Inc.	(24,589)	(1,563,614)
PNM Resources, Inc.	(45,604)	(1,605,261)
WGL Holdings, Inc.	(21,334)	(1,776,269)
		(20,008,263)
TOTAL COMMON STOCKS (Proceeds $(306,601,908))		(337,117,870)
EXCHANGE TRADED FUNDS—(3.9%)
Finance—(3.9%)
iPATH S&P 500 VIX Short-Term Futures ETN*	(402,063)	(17,831,494)
iShares 20+ Year Treasury Bond ETF	(78,871)	(9,365,931)
SPDR Bloomberg Barclays International Treasury Bond ETF	(294,912)	(8,558,346)
		(35,755,771)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $(34,684,229))		(35,755,771)
TOTAL SECURITIES SOLD SHORT—(40.4%) (Proceeds $(341,286,137))		(372,873,641)

	Number of Contracts	Notional Amount	Value
OPTIONS WRITTEN††—0.0%
Call Options Written—(0.0%)
Sears Holdings Corp.
Expiration: 01/18/2019, Exercise Price: 10.00	(3,315)	(802,230)	$(43,095)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(933,466))			(43,095)
Put Options Written—(0.0%)
Cognizant Technology Solutions Corp., Class A
Expiration: 01/18/2019, Exercise Price: 45.00	(694)	(5,692,188)	(41,640)
Medtronic PLC
Expiration: 01/18/2019, Exercise Price: 70.00	(695)	(5,552,355)	(208,848)
Wells Fargo & Co.
Expiration: 01/18/2019, Exercise Price: 40.00	(1,692)	(9,882,972)	(101,520)
TOTAL PUT OPTIONS WRITTEN (Premiums received $(1,937,914))			(352,008)
TOTAL OPTIONS WRITTEN (Premiums received $(2,871,380))			(395,103)
OTHER ASSETS IN EXCESS OF LIABILITIES—29.2%			269,727,492
NET ASSETS—100.0%			$923,956,502

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $106,861,824.
†	—	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
‡	—

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2018, short securities amounted to $(83) or 0.0% of net assets.

#	—	Security segregated as collateral for options written.
††	—	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	17

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT EQUITY FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Basic Industries	$60,407,197	$60,407,197	$—	$—
Capital Goods	88,831,623	88,831,623	—	—
Communications	16,833,354	16,833,354	—	—
Consumer Durables	14,289,591	14,289,591	—	—
Consumer Non-Durables	25,356,846	25,356,846	—	—
Consumer Services	138,946,527	138,946,527	—	—
Energy	135,669,432	135,669,432	—	—
Finance	164,415,428	164,415,428	—	—
Health Care	80,332,668	80,332,668	—	—
Real Estate Investment Trusts	15,896,479	15,896,479	—	—
Technology	94,544,801	94,544,801	—	—
Transportation	51,388,423	51,388,423	—	—
Utilities	9,177,213	9,177,213	—	—
Exchange Traded Funds	5,681,391	5,681,391	—	—
Short-Term Investments	125,726,781	125,726,781	—	—
Total Assets	$1,027,497,754	$1,027,497,754	$—	$—

	Total	Level 1	Level 2	Level 3
Securities Sold Short
Basic Industries	$(1,497,656)	$(1,497,656)	$—	$—
Capital Goods	(18,257,894)	(18,257,887)	—	(7)
Communications	(11,291,372)	(11,291,372)	—	—
Consumer Durables	(32,897,394)	(29,458,419)	(3,438,974)	(1)
Consumer Non-Durables	(15,107,227)	(15,107,224)	—	(3)
Consumer Services	(38,931,695)	(38,931,301)	(394)	—
Energy	(7)	—	(7)	—
Finance	(11,196,086)	(11,196,086)	—	—
Health Care	(85,530,390)	(85,530,389)	—	(1)
Real Estate Investment Trusts	(4,371,854)	(4,371,854)	—	—
Technology	(98,028,032)	(98,027,961)	—	(71)
Utilities	(20,008,263)	(20,008,263)	—	—
Exchange Traded Funds	(35,755,771)	(35,755,771)	—	—
Options Written
Equity Contracts	(395,103)	(43,095)	(352,008)	—
Total Liabilities	$(373,268,744)	$(369,477,278)	$(3,791,383)	$(83)

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS—99.1%
COMMON STOCKS—95.6%
Basic Industries—5.3%
Berry Global Group, Inc.*†	405,722	$22,071,277
BHP Billiton PLC	834,605	16,943,414
Celanese Corp., Series A	182,282	18,384,963
DowDuPont, Inc.	281,866	19,815,180
FMC Corp.	209,994	16,480,329
Glencore PLC	7,732,711	40,663,923
Graphic Packaging Holding Co.†	3,173,926	48,592,807
Ivanhoe Mines Ltd., Class A*	4,157,276	10,464,465
Nutrien Ltd.	700,845	34,516,616
Peabody Energy Corp.	512,682	20,871,284
PQ Group Holdings, Inc.*	952,928	12,769,235
RPC Group PLC	3,127,218	34,452,934
Steel Dynamics, Inc.	427,001	19,748,796
Stornoway Diamond Corp.*	26,913,645	12,584,310
Valvoline, Inc.	657,508	15,063,508
WestRock Co.†	546,804	35,957,831
		379,380,872
Capital Goods—11.2%
ABB Ltd.	974,763	23,676,993
AMETEK, Inc.	547,294	41,452,048
Arconic, Inc.	780,173	19,028,420
BAE Systems PLC	1,641,507	13,028,658
Bunzl PLC	912,820	24,500,240
Cemex SAB de CV - SP ADR*	3,843,495	25,174,892
CRH PLC	725,838	23,835,629
Cummins, Inc.	121,652	20,458,217
General Dynamics Corp.†	266,196	59,215,300
Honeywell International, Inc.†	250,708	37,884,486
Huntington Ingalls Industries, Inc.	131,412	34,431,258
L3 Technologies, Inc.	119,959	24,897,490
Lockheed Martin Corp.†	128,100	45,147,564
Masco Corp.†	905,327	37,227,046
Northrop Grumman Corp.†	116,380	40,737,655
Owens Corning	177,307	14,415,059
PACCAR, Inc.	275,176	19,699,850
Parker-Hannifin Corp.	147,287	26,286,311
Raytheon Co.†	317,693	69,101,404
Spirit AeroSystems Holdings, Inc. Class A	286,493	26,153,946
Textron, Inc.†	1,019,030	60,988,946
Trinseo SA	350,714	27,916,834
Tutor Perini Corp.*	679,911	16,419,851
United Technologies Corp.†	333,195	44,894,694
Vinci SA	155,853	15,389,003
		791,961,794
Communications—2.6%
Comcast Corp., Class A†	1,714,730	62,090,373
Liberty Global PLC, Series C*†	1,690,280	50,759,109
Liberty Latin America Ltd. Class C*†	517,925	10,591,566
Verizon Communications, Inc.†	688,904	32,888,277
Vodafone Group PLC	10,057,499	28,116,855
		184,446,180
Consumer Durables—1.1%
BorgWarner, Inc.	730,268	35,841,554
Fiat Chrysler Automobiles NV	866,539	18,361,961
Lear Corp.	64,270	11,990,854
PulteGroup, Inc.	410,629	11,526,356
		77,720,725
Consumer Non-Durables—4.5%
Altria Group, Inc.†	628,352	39,554,758
Asahi Group Holdings Ltd.	629,300	32,179,421
Coca-Cola Bottlers Japan Holdings, Inc.	150,200	5,686,179
Coca-Cola European Partners PLC	1,007,455	38,303,439
Heineken Holding NV	557,958	55,500,963
Kirin Holdings Co. Ltd.	1,127,700	29,102,185
Nomad Foods Ltd.*†	3,324,933	54,495,652
PepsiCo, Inc.	316,196	34,696,187
Philip Morris International, Inc.	293,042	30,344,499
		319,863,283
Consumer Services—9.8%
Alibaba Group Holding Ltd. - SP ADR*	316,004	58,820,985
CBS Corp., Class B†	721,539	38,219,921
CVS Health Corp.†	579,505	39,249,874
Dun & Bradstreet Corp. (The)	134,425	16,808,502
eBay, Inc.*†	1,980,318	84,876,430
Equiniti Group PLC	2,371,153	9,312,688
Hays PLC	7,029,474	18,701,515
Interpublic Group of Cos., Inc., (The)	892,990	20,895,966
Koninklijke Ahold Delhaize NV	818,591	18,379,075
Liberty Interactive Corp., Class A*	1,680,628	48,519,730
ManpowerGroup, Inc.	144,426	17,108,704
Moody's Corp.	112,142	18,714,257
Omnicom Group, Inc.†	251,657	19,183,813
Robert Half International, Inc.†	594,734	33,941,469
S&P Global, Inc.	171,111	32,819,090
Six Flags Entertainment Corp.†	332,833	21,331,267
Teleperformance	121,336	17,278,998
Tesco PLC	12,500,791	36,170,856
Time Warner, Inc.†	383,189	35,621,249
TJX Cos., Inc., (The)	433,428	35,835,827
Twenty-First Century Fox, Inc., Class A†	1,075,112	39,585,624
Western Union Co. (The)	1,771,658	35,114,262
		696,490,102
Energy—9.0%
Anadarko Petroleum Corp.	787,296	44,907,364
Andeavor†	314,458	28,181,726
Cabot Oil & Gas Corp.	619,438	14,965,622
Cactus, Inc., Class A*	1,036,119	25,498,889
Chevron Corp.†	287,257	32,149,803

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	19

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Energy—(continued)
Cimarex Energy Co.	272,476	$26,182,219
ConocoPhillips	777,194	42,209,406
Diamondback Energy, Inc.*	329,889	41,117,365
Energen Corp.*†	325,543	17,810,458
Enerplus Corp.	2,755,543	30,471,599
EQT Corp.†	746,768	37,569,898
Hurricane Energy Plc*	43,570,719	18,943,008
Jagged Peak Energy, Inc.*	1,354,578	16,661,309
Marathon Petroleum Corp.†	247,223	15,837,105
Parsley Energy, Inc., Class A*†	1,804,437	45,616,167
Pioneer Natural Resources Co.	282,427	48,077,548
Royal Dutch Shell PLC, Class A	1,464,997	46,266,571
RSP Permian, Inc.*	739,490	28,329,862
Superior Energy Services, Inc.*	2,584,281	22,095,603
Targa Resources Corp.	426,865	19,059,522
Viper Energy Partners LP†	670,036	15,156,214
Vista Oil & Gas SAB de CV*	1,204,819	12,047,775
YPF SA - SP ADR	524,717	12,126,210
		641,281,243
Finance—19.7%
Air Lease Corp.	232,766	10,164,891
Alleghany Corp.*	52,837	32,027,148
Allstate Corp., (The)†	368,585	34,005,652
American Express Co.	151,957	14,817,327
American International Group, Inc.	670,327	38,436,550
Aon PLC†	213,573	29,968,563
Aviva PLC	5,556,260	38,490,041
Bank of America Corp.†	3,116,671	100,045,139
BB&T Corp.†	305,939	16,627,785
Berkshire Hathaway, Inc., Class B*†	221,797	45,956,338
Capital One Financial Corp.†	154,171	15,097,966
Charles Schwab Corp., (The)	496,962	26,348,925
Chubb Ltd.†	291,167	41,322,421
Citigroup, Inc.†	1,123,751	84,831,963
Citizens Financial Group, Inc.†	785,261	34,151,001
Discover Financial Services†	696,856	54,933,159
DNB ASA	1,217,328	23,878,303
East West Bancorp, Inc.	395,538	25,927,516
Everest Re Group Ltd.	100,245	24,082,859
Fifth Third Bancorp†	783,381	25,890,742
Goldman Sachs Group, Inc., (The)†	91,222	23,985,000
Huntington Bancshares, Inc.†	2,424,651	38,067,021
JPMorgan Chase & Co.†	726,416	83,901,048
KeyCorp	1,764,514	37,284,181
Lloyds Banking Group PLC	22,576,859	21,331,475
Marsh & McLennan Cos., Inc.	387,410	32,162,778
Morgan Stanley	361,341	20,242,323
Navient Corp.†	1,594,292	20,662,024
Raymond James Financial, Inc.	319,195	29,592,568
Regions Financial Corp.	1,957,802	38,000,937
SLM Corp.*	3,033,609	33,096,674
Sompo Holdings, Inc.	633,800	24,240,251
State Street Corp.†	238,694	25,337,368
SunTrust Banks, Inc.†	401,198	28,019,668
Swiss Re AG	244,895	24,916,751
Synchrony Financial	1,125,193	40,945,773
TD Ameritrade Holding Corp.†	465,947	26,791,953
Travelers Cos., Inc., (The)†	194,609	27,050,651
US Bancorp	168,071	9,136,340
Wells Fargo & Co.†	1,039,117	60,694,824
XL Group Ltd.	875,319	37,034,747
		1,399,498,644
Health Care—9.2%
Anthem, Inc.†	175,912	41,406,167
Cardinal Health, Inc.†	535,675	37,074,067
Cigna Corp.†	169,280	33,160,259
Express Scripts Holding Co.*	438,582	33,091,012
Fresenius SE & Co KGaA	242,413	19,696,766
Gilead Sciences, Inc.	207,666	16,349,544
Jazz Pharmaceuticals PLC*	133,315	19,304,012
Johnson & Johnson	871,644	113,209,123
Laboratory Corp. of America Holdings*†	255,433	44,113,279
McKesson Corp.	220,739	32,940,881
Medtronic PLC	310,288	24,788,908
Merck & Co., Inc.†	954,634	51,760,256
Novartis AG - SP ADR	488,951	40,754,066
Pfizer, Inc.†	1,021,899	37,105,153
Roche Holding AG	65,884	15,217,886
UnitedHealth Group, Inc.	151,733	34,315,935
Universal Health Services, Inc., Class B	200,155	22,857,701
Waters Corp.*	188,691	38,613,726
		655,758,741
Technology—22.6%
Alliance Data Systems Corp.	146,467	35,292,688
Alphabet, Inc., Class A*†	128,836	142,224,637
Alphabet, Inc., Class C*	32,058	35,415,434
Amdocs Ltd.†	610,979	40,196,308
Apple, Inc.	200,100	35,641,812
Arrow Electronics, Inc.*†	540,024	44,055,158
Avnet, Inc.	631,041	26,945,451
Baidu, Inc. - SP ADR*†	162,900	41,106,186
Belden, Inc.	320,037	23,276,291
Broadcom Ltd.†	243,201	59,939,318
Capgemini SA	318,685	39,722,695
CDW Corp.†	362,883	26,465,057
Cisco Systems, Inc.†	1,250,192	55,983,598
CommScope Holding Co., Inc.*	367,051	14,208,544
Dell Technologies Inc., Class V*	74,816	5,558,081
DXC Technology Co.†	833,221	85,438,481
Eaton Corp. PLC	384,211	31,005,828
EnerSys	182,935	12,748,740
Flex Ltd.*†	3,521,629	63,741,485
Harris Corp.†	559,858	87,421,827
Hewlett Packard Enterprise Co.†	2,029,357	37,725,747
HP, Inc.†	1,674,164	39,158,696
Jabil, Inc.†	332,971	9,020,184

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Technology—(continued)
KLA-Tencor Corp.	292,222	$33,111,675
Leidos Holdings, Inc.†	542,505	34,345,991
Marvell Technology Group Ltd.†	2,336,340	54,880,627
Micro Focus International PLC - SP ADR†	364,398	10,225,008
Microsoft Corp.†	825,284	77,386,881
NetApp, Inc.	1,212,584	73,421,961
NetEase, Inc. - ADR†	118,885	34,874,915
ON Semiconductor Corp.*†	1,799,454	43,042,940
Oracle Corp.†	1,509,872	76,505,214
Qorvo, Inc.*	126,477	10,207,959
Samsung Electronics Co., Ltd.	35,437	77,007,048
TE Connectivity Ltd.†	606,051	62,477,798
Versum Materials, Inc.	635,791	23,536,983
		1,603,317,246
Transportation—0.6%
Delta Air Lines, Inc.†	367,056	19,784,319
Southwest Airlines Co.	245,137	14,178,724
United Continental Holdings, Inc.*	136,004	9,219,711
		43,182,754
TOTAL COMMON STOCKS (Cost $5,149,989,322)		6,792,901,584
WARRANTS—0.0%
Energy—0.0%
Vista Oil & Gas SAB de CV*	1,204,819	367,505
TOTAL WARRANTS (Cost $0)		367,505
SHORT-TERM INVESTMENTS—3.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	247,895,596	247,895,596
TOTAL SHORT-TERM INVESTMENTS (Cost $247,895,596)		247,895,596
TOTAL LONG POSITIONS—99.1%
(Cost $5,397,884,918)		7,041,164,685
SECURITIES SOLD SHORT—(41.7%)
COMMON STOCKS—(41.7%)
Basic Industries—(2.1%)
Air Liquide SA	(135,080)	(16,872,554)
Antofagasta PLC	(1,593,099)	(18,939,630)
AptarGroup, Inc.	(188,036)	(16,814,179)
Balchem Corp.	(241,772)	(18,193,343)
Cameco Corp.	(2,155,964)	(19,015,603)
Greif, Inc., Class A	(190,709)	(10,979,117)
NewMarket Corp.	(53,751)	(22,463,080)
Quaker Chemical Corp.	(105,731)	(15,069,839)
Sonoco Products Co.	(306,667)	(14,710,816)
		(153,058,161)
Capital Goods—(2.3%)
Acuity Brands, Inc.	(125,410)	(17,880,958)
Airbus Group SE	(126,037)	(15,086,358)
HB Fuller Co.	(243,967)	(12,293,497)
James Hardie Industries PLC	(845,545)	(14,843,471)
John Bean Technologies Corp.	(129,409)	(14,332,047)
Middleby Corp., (The)*	(152,273)	(18,310,828)
MTU Aero Engines AG	(128,063)	(21,385,558)
Rolls-Royce Holdings PLC	(2,127,235)	(24,468,471)
Sun Hydraulics Corp.	(222,217)	(11,537,507)
Wabtec Corp.	(127,365)	(10,359,869)
		(160,498,564)
Communications—(1.2%)
Altice USA, Inc., Class A*	(665,563)	(12,113,247)
Cogent Communications Holdings, Inc.	(515,751)	(22,099,930)
SES SA	(1,025,922)	(16,358,266)
Shaw Communications, Inc., Class B	(426,278)	(8,251,828)
Sprint Corp.*	(2,115,333)	(10,978,578)
Telefonica SA	(962,899)	(9,345,846)
Telefonica SA - SP ADR	(933,865)	(8,993,120)
		(88,140,815)
Consumer Durables—(0.8%)
Harley-Davidson, Inc.	(327,423)	(14,858,456)
Tesla Motors, Inc.*	(77,751)	(26,673,258)
Thor Industries, Inc.	(100,115)	(12,914,835)
		(54,446,549)
Consumer Non-Durables—(3.3%)
B&G Foods, Inc.	(388,566)	(10,763,278)
Calbee, Inc.	(476,600)	(15,870,453)
Cal-Maine Foods, Inc.*	(361,552)	(15,402,115)
China Resources Beer Holdings Co., Ltd.	(4,408,000)	(16,976,506)
Cie Financiere Richemont SA	(139,414)	(12,225,291)
Coty, Inc. Class A	(1,310,719)	(25,323,091)
Gildan Activewear, Inc.	(503,185)	(14,567,206)
Hain Celestial Group Inc., (The)*	(193,961)	(6,745,964)
Industria de Diseno Textil SA	(447,718)	(13,555,220)
International Flavors & Fragrances, Inc.	(80,263)	(11,337,149)
Kimberly-Clark de Mexico SAB de CV, Class A	(4,644,700)	(8,441,482)
Mattel, Inc.	(1,067,628)	(16,975,285)
McCormick & Co., Inc.	(152,230)	(16,255,119)
PRADA SpA	(2,949,800)	(12,201,025)
Treasury Wine Estates Ltd.	(1,076,400)	(14,540,605)
Tsingtao Brewery Co., Ltd. Class H	(1,456,000)	(7,958,091)
Under Armour, Inc., Class A*	(1,152,150)	(19,102,647)
		(238,240,527)
Consumer Services—(6.7%)
Acxiom Corp.*	(523,252)	(14,321,407)
CarMax, Inc.*	(202,591)	(12,544,435)
Casey's General Stores, Inc.	(196,147)	(22,029,270)
Chegg, Inc.*	(1,328,278)	(26,446,015)
Chipotle Mexican Grill, Inc.*	(41,387)	(13,178,035)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	21

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Consumer Services—(continued)
Cimpress NV*	(209,300)	$(34,063,575)
Cracker Barrel Old Country Store, Inc.	(83,874)	(13,092,731)
Dentsu, Inc.	(269,300)	(12,368,185)
Domino's Pizza Enterprises Ltd.	(493,103)	(15,086,079)
Edenred	(418,145)	(14,671,021)
Eutelsat Communications SA	(460,052)	(10,747,723)
FactSet Research Systems, Inc.	(78,837)	(16,018,102)
Houghton Mifflin Harcourt Co.*	(1,542,685)	(10,490,258)
Just Eat PLC*	(1,628,166)	(19,564,240)
Kingfisher PLC	(3,069,077)	(15,105,464)
L Brands, Inc.	(270,312)	(13,334,491)
Multi-Color Corp.	(206,168)	(13,060,743)
Murphy USA, Inc.*	(223,421)	(16,781,151)
Next PLC	(200,992)	(13,404,213)
Norwegian Cruise Line Holdings Ltd.*	(335,328)	(19,080,163)
Papa John's International, Inc.	(289,024)	(16,688,246)
Pearson PLC	(2,719,835)	(27,390,503)
Planet Fitness, Inc., Class A*	(338,722)	(12,525,940)
Ritchie Bros. Auctioneers, Inc.	(783,256)	(25,369,662)
Rollins, Inc.	(277,590)	(13,954,449)
Wayfair, Inc. Class A*	(244,767)	(18,949,861)
Wendy's Co. (The)	(817,029)	(13,031,613)
Zalando SE*	(386,864)	(22,016,700)
		(475,314,275)
Energy—(3.7%)
Antero Resources Corp.*	(962,581)	(18,106,149)
Apache Corp.	(429,827)	(14,678,592)
Carrizo Oil & Gas, Inc.*	(531,351)	(7,465,482)
Core Laboratories NV	(109,837)	(11,308,817)
Ecopetrol SA - SP ADR	(931,971)	(16,318,812)
Helmerich & Payne, Inc.	(370,796)	(23,934,882)
Hess Corp.	(553,267)	(25,129,387)
Imperial Oil Ltd.	(864,568)	(23,413,137)
Murphy Oil Corp.	(959,426)	(24,321,449)
National Oilwell Varco, Inc.	(1,019,601)	(35,777,799)
Oasis Petroleum, Inc.*	(1,654,638)	(13,038,547)
PrairieSky Royalty Ltd.	(779,352)	(17,291,265)
Range Resources Corp.	(1,525,895)	(20,279,145)
RPC, Inc.	(501,576)	(9,850,953)
		(260,914,416)
Finance—(7.3%)
Bank of East Asia Ltd., (The)	(2,977,606)	(13,107,569)
Bankinter SA	(1,497,065)	(16,453,989)
CaixaBank SA	(2,243,921)	(10,894,831)
Canadian Western Bank	(715,264)	(21,142,428)
Cincinnati Financial Corp.	(233,701)	(17,431,758)
Commonwealth Bank of Australia	(221,820)	(13,055,736)
Community Bank System, Inc.	(350,852)	(18,703,920)
Credit Suisse Group AG	(867,338)	(15,960,912)
Cullen/Frost Bankers, Inc.	(135,972)	(14,139,728)
CVB Financial Corp.	(711,691)	(16,368,893)
Eaton Vance Corp.	(556,404)	(29,450,464)
Financial Engines, Inc.	(459,914)	(15,407,119)
First Financial Bankshares, Inc.	(763,107)	(35,102,922)
Glacier Bancorp, Inc.	(441,956)	(17,192,088)
Independent Bank Corp.	(173,527)	(12,042,774)
Investors Bancorp, Inc.	(835,047)	(11,273,135)
LendingClub Corp.*	(2,417,214)	(7,614,224)
M&T Bank Corp.	(57,791)	(10,971,043)
Markel Corp.*	(16,472)	(18,316,864)
Mobile Mini, Inc.	(622,340)	(26,107,163)
New York Community Bancorp, Inc.	(860,944)	(11,726,057)
People's United Financial, Inc.	(858,553)	(16,432,704)
Prosperity Bancshares, Inc.	(245,968)	(18,447,600)
RLI Corp.	(347,511)	(21,128,669)
Trustmark Corp.	(494,555)	(15,449,898)
UMB Financial Corp.	(191,426)	(13,974,098)
United Bankshares, Inc.	(374,899)	(13,308,915)
Valley National Bancorp	(1,054,824)	(13,153,655)
Verisk Analytics, Inc.*	(137,946)	(14,096,702)
Westamerica Bancorporation	(465,289)	(26,656,407)
WisdomTree Investments, Inc.	(1,468,178)	(14,109,191)
		(519,221,456)
Health Care—(1.8%)
Alkermes PLC*	(310,701)	(17,734,813)
Coloplast A/S, Class B	(150,156)	(12,689,653)
Insulet Corp.*	(146,294)	(10,985,216)
Nevro Corp.*	(135,974)	(11,030,211)
Ono Pharmaceutical Co., Ltd.	(623,100)	(18,146,281)
Penumbra, Inc.*	(108,847)	(11,777,245)
Stericycle, Inc.*	(129,019)	(8,085,621)
Taisho Pharmaceutical Holdings Co., Ltd.	(182,000)	(16,514,404)
West Pharmaceutical Services, Inc.	(123,217)	(10,746,987)
Wright Medical Group NV*	(498,706)	(10,148,667)
		(127,859,098)
Real Estate Investment Trusts—(1.7%)
Equinix, Inc.	(69,228)	(27,144,299)
Extra Space Storage, Inc.	(298,031)	(25,347,536)
Iron Mountain, Inc.	(490,582)	(15,433,710)
Lamar Advertising Co. Class A	(228,130)	(15,163,801)
Public Storage	(87,318)	(16,978,112)
Washington Prime Group, Inc.	(3,225,469)	(21,126,822)
		(121,194,280)
Technology—(8.8%)
2U, Inc.*	(359,836)	(29,787,224)
58.com, Inc. - ADR*	(166,473)	(12,547,070)
ACI Worldwide, Inc.*	(1,118,625)	(26,455,481)
Arista Networks, Inc.*	(54,530)	(14,708,922)
Blackbaud, Inc.	(235,492)	(24,142,640)
Cerner Corp.*	(181,290)	(11,631,566)
CoStar Group, Inc.*	(85,001)	(29,081,392)
Cree, Inc.*	(567,774)	(21,478,890)

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Technology—(continued)
Dassault Systemes SA	(177,408)	$(22,887,800)
Ellie Mae, Inc.*	(213,525)	(18,933,262)
F5 Networks, Inc.*	(70,949)	(10,537,346)
Guidewire Software, Inc.*	(166,259)	(13,353,923)
HubSpot, Inc.*	(224,937)	(24,979,254)
Infineon Technologies AG	(659,102)	(17,837,186)
Knowles Corp.*	(1,329,493)	(19,197,879)
Manhattan Associates, Inc.*	(481,730)	(20,280,833)
Medidata Solutions, Inc.*	(270,823)	(17,782,238)
MINDBODY, Inc. Class A*	(576,199)	(20,541,494)
National Instruments Corp.	(503,434)	(25,453,623)
Oracle Corp.	(223,100)	(17,235,432)
Proofpoint, Inc.*	(194,981)	(20,896,114)
Snap, Inc. Class A*	(1,344,557)	(23,287,727)
Telefonaktiebolaget LM Ericsson Class B	(2,168,240)	(14,504,711)
Ultimate Software Group Inc., (The)*	(103,987)	(24,796,740)
United Microelectronics Corp. - SP ADR	(6,012,998)	(14,491,325)
Veeva Systems, Inc., Class A*	(275,262)	(19,185,761)
ViaSat, Inc.*	(200,601)	(13,999,944)
WageWorks, Inc.*	(343,629)	(18,023,341)
WEX, Inc.*	(99,631)	(14,899,816)
Wipro Ltd. - ADR	(2,340,861)	(12,898,144)
Workday, Inc., Class A*	(193,189)	(24,471,251)
Zendesk, Inc.*	(549,020)	(23,706,684)
		(624,015,013)
Transportation—(0.8%)
Heartland Express, Inc.	(570,632)	(11,138,736)
JB Hunt Transport Services, Inc.	(92,907)	(11,015,983)
Kuehne + Nagel International AG	(77,395)	(12,628,056)
Panalpina Welttransport Holding AG	(140,280)	(22,011,674)
		(56,794,449)
Utilities—(1.2%)
El Paso Electric Co.	(262,029)	(12,734,610)
IDACORP, Inc.	(247,680)	(20,074,464)
Kinder Morgan Canada Ltd.	(864,078)	(12,868,244)
Tallgrass Energy Partners LP	(309,103)	(11,854,100)
TransCanada Corp.	(655,110)	(28,313,854)
		(85,845,272)
TOTAL COMMON STOCKS (Proceeds $(2,652,307,970))		(2,965,542,875)
TOTAL SECURITIES SOLD SHORT—(41.7%) (Proceeds $(2,652,307,970))		(2,965,542,875)
OTHER ASSETS IN EXCESS OF LIABILITIES—42.6%		3,028,325,088
NET ASSETS—100.0%		$7,103,946,898

ADR	— American Depositary Receipt
PLC	— Public Limited Company
SP ADR	— Sponsored American Depositary Receipt
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Contracts For Difference held by the Fund at February 28, 2018, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
China
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.63%	Monthly	1,163,440	$9,441,513	$(660,803)
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.63%	Monthly	2,372,531	19,253,490	(1,261,222)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	1,816,000	33,839,204	(3,811,567)
Kweichow Moutai	Goldman Sachs	9/15/2020	1.63%	Monthly	278,600	31,714,688	(947,230)
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	1.63%	Monthly	6,791,544	20,881,332	(1,006,607)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	12/31/2021	1.63%	Monthly	4,113,812	47,845,353	(3,968,894)
						162,975,580	(11,656,323)
Total Long						162,975,580	(11,656,323)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	23

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short
Brazil
Raia Drogasil SA	Goldman Sachs	9/15/2020	1.42%	Monthly	(455,400)	$(10,928,815)	$556,013

Hong Kong
Semiconductor Manufacturing	Goldman Sachs	12/31/2020	0.08%	Monthly	(19,013,600)	(25,147,175)	(3,029,306)

Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.42%	Monthly	(50,614,000)	(22,285,539)	926,995
Innolux Corp.	Goldman Sachs	9/15/2020	1.42%	Monthly	(34,122,000)	(14,845,886)	394,368
						(37,131,425)	1,321,363
Total Short						(73,207,415)	(1,151,930)
Net unrealized gain/(loss) on Contracts For Difference							$(12,808,253)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Basic Industries	$379,380,872	$287,320,601	$92,060,271	$—
Capital Goods	791,961,794	715,208,264	76,753,530	—
Communications	184,446,180	156,329,325	28,116,855	—
Consumer Durables	77,720,725	77,720,725	—	—
Consumer Non-Durables	319,863,283	197,394,535	122,468,748	—
Consumer Services	696,490,102	596,646,970	99,843,132	—
Energy	641,281,243	595,014,672	46,266,571	—
Finance	1,399,498,644	1,266,641,823	132,856,821	—
Health Care	655,758,741	620,844,089	34,914,652	—
Technology	1,603,317,246	1,486,587,503	116,729,743	—
Transportation	43,182,754	43,182,754	—	—
Warrants	367,505	367,505	—	—
Short-Term Investments	247,895,596	247,895,596	—	—
Contracts For Difference
Equity Contracts	1,877,376	—	1,877,376	—
Total Assets	$7,043,042,061	$6,291,154,362	$751,887,699	$—

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS LONG/SHORT RESEARCH FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

	Total	Level 1	Level 2	Level 3
Securities Sold Short
Basic Industries	$(153,058,161)	$(117,245,977)	$(35,812,184)	$—
Capital Goods	(160,498,564)	(84,714,706)	(75,783,858)	—
Communications	(88,140,815)	(62,436,703)	(25,704,112)	—
Consumer Durables	(54,446,549)	(54,446,549)	—	—
Consumer Non-Durables	(238,240,527)	(144,913,336)	(93,327,191)	—
Consumer Services	(475,314,275)	(340,046,226)	(135,268,049)	—
Energy	(260,914,416)	(260,914,416)	—	—
Finance	(519,221,456)	(462,855,988)	(56,365,468)	—
Health Care	(127,859,098)	(80,508,760)	(47,350,338)	—
Real Estate Investment Trusts	(121,194,280)	(121,194,280)	—	—
Technology	(624,015,013)	(551,549,884)	(72,465,129)	—
Transportation	(56,794,449)	(22,154,719)	(34,639,730)	—
Utilities	(85,845,272)	(85,845,272)	—	—
Contracts For Difference
Equity Contracts	(14,685,629)	—	(14,685,629)	—
Total Liabilities	$(2,980,228,504)	$(2,388,826,816)	$(591,401,688)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	25

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
COMMON STOCKS—95.5%
Basic Industries—1.1%
Crown Holdings, Inc.*	143,619	$7,157,971
FMC Corp.	70,134	5,504,116
Graphic Packaging Holding Co.(a)	692,885	10,608,070
		23,270,157
Capital Goods—7.0%
AMETEK, Inc.	137,905	10,444,925
Cemex SAB de CV - SP ADR*	1,069,390	7,004,505
CRH PLC - SP ADR(a)	308,575	10,213,833
Cummins, Inc.	83,319	14,011,756
General Dynamics Corp.	77,281	17,191,158
PACCAR, Inc.(a)	298,733	21,386,295
Spirit AeroSystems Holdings, Inc. Class A	105,618	9,641,867
Stanley Black & Decker, Inc.	63,071	10,040,272
Textron, Inc.	137,471	8,227,639
Trinseo SA	82,378	6,557,289
United Technologies Corp.(a)	159,382	21,475,131
WESCO International, Inc.*	159,032	9,899,742
		146,094,412
Communications—0.4%
Comcast Corp., Class A	257,259	9,315,348
Consumer Durables—0.9%
Fiat Chrysler Automobiles NV(a)	280,490	5,943,583
Lear Corp.	72,440	13,515,131
		19,458,714
Consumer Non-Durables—2.7%
Activision Blizzard, Inc.	94,367	6,901,059
Altria Group, Inc.	241,425	15,197,704
Electronic Arts, Inc.*	55,522	6,868,071
PepsiCo, Inc.	245,455	26,933,777
		55,900,611
Consumer Services—5.9%
Best Buy Co, Inc.(a)	116,270	8,422,599
CVS Health Corp.	202,332	13,703,946
eBay, Inc.*	920,434	39,449,801
Huron Consulting Group, Inc.*	111,219	3,892,665
Interpublic Group of Cos., Inc., (The)(a)	690,429	16,156,039
Lowe's Cos., Inc.(a)	72,351	6,481,926
ManpowerGroup, Inc.	107,564	12,742,032
Nielsen Holdings PLC(a)	213,617	6,970,323
Omnicom Group, Inc.(a)	91,788	6,996,999
Robert Half International, Inc.(a)	101,181	5,774,400
Sportsman's Warehouse Holdings, Inc.(a)*	346,298	1,679,545
		122,270,275
Energy—6.5%
Anadarko Petroleum Corp.	120,623	6,880,336
Andeavor	159,296	14,276,108
Cimarex Energy Co.	96,203	9,244,146
Diamondback Energy, Inc.(a)*	84,292	10,506,155
Energen Corp.*	109,872	6,011,097
EQT Corp.(a)	192,488	9,684,071
Gulfport Energy Corp.*	278,433	2,700,800
Marathon Oil Corp.	515,492	7,484,944
Newfield Exploration Co.(a)*	188,785	4,404,354
Parsley Energy, Inc., Class A(a)*	636,461	16,089,734
Phillips 66	132,784	11,999,690
Pioneer Natural Resources Co.	109,106	18,573,114
RSP Permian, Inc.(a)*	197,583	7,569,405
Targa Resources Corp.	123,748	5,525,348
WildHorse Resource Development Corp.(a)*	345,659	5,869,290
		136,818,592
Finance—30.1%
Aflac, Inc.(a)	233,870	20,786,366
Air Lease Corp.(a)	353,885	15,454,158
Alleghany Corp.(a)*	27,794	16,847,333
Allstate Corp., (The)	188,510	17,391,933
American International Group, Inc.(a)	466,058	26,723,766
Aon PLC	120,567	16,917,961
Bank of America Corp.	1,521,559	48,842,044
BB&T Corp.(a)	459,256	24,960,564
Capital One Financial Corp.	183,780	17,997,575
Charles Schwab Corp., (The)(a)	162,009	8,589,717
Chubb Ltd.	202,277	28,707,152
Citigroup, Inc.	567,516	42,841,783
Discover Financial Services	157,052	12,380,409
FCB Financial Holdings, Inc., Class A*	92,319	4,952,914
Fifth Third Bancorp(a)	346,890	11,464,714
Goldman Sachs Group, Inc., (The)	69,222	18,200,540
Huntington Bancshares, Inc.	1,092,055	17,145,263
JPMorgan Chase & Co.	567,902	65,592,681
KeyCorp	1,058,158	22,358,879
Loews Corp.	433,604	21,389,685
MetLife, Inc.(a)	353,698	16,337,311
Navient Corp.(a)	549,698	7,124,086
Prudential Financial, Inc.	182,009	19,351,197
Raymond James Financial, Inc.	134,989	12,514,830
SLM Corp.(a)*	362,348	3,953,217
State Street Corp.	155,893	16,548,042
Synchrony Financial	161,170	5,864,976
TD Ameritrade Holding Corp.	159,249	9,156,817
Torchmark Corp.	102,600	8,758,962
Travelers Cos., Inc., (The)(a)	114,372	15,897,708
Wells Fargo & Co.	180,049	10,516,662
White Mountains Insurance Group Ltd.	21,302	17,187,519
WR Berkley Corp.	142,420	9,738,680
XL Group Ltd.	411,770	17,421,989
		629,917,433

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Health Care—15.5%
Abbott Laboratories	353,821	$21,346,021
Anthem, Inc.	107,808	25,375,847
Cardinal Health, Inc.(a)	129,876	8,988,718
Cigna Corp.	88,375	17,311,779
Gilead Sciences, Inc.	324,107	25,516,944
Jazz Pharmaceuticals PLC(a)*	70,661	10,231,713
Johnson & Johnson(a)	241,378	31,350,175
Laboratory Corp. of America Holdings*	115,170	19,889,859
McKesson Corp.	164,781	24,590,269
Medtronic PLC	373,235	29,817,744
Merck & Co., Inc.	562,375	30,491,972
Novartis AG - SP ADR	276,590	23,053,776
Pfizer, Inc.	614,460	22,311,043
Roche Holding AG - SP ADR	313,532	9,064,210
UnitedHealth Group, Inc.	105,695	23,903,981
		323,244,051
Technology—24.8%
Alliance Data Systems Corp.(a)	54,088	13,033,044
Allscripts Healthcare Solutions, Inc.(a)*	269,228	3,734,192
Alphabet, Inc., Class A*	20,405	22,525,488
Amdocs Ltd.	142,157	9,352,509
Analog Devices, Inc.	115,737	10,433,691
Arrow Electronics, Inc.*	183,481	14,968,380
Belden, Inc.(a)	118,570	8,623,596
Booking Holdings, Inc.*	8,895	18,092,786
Cisco Systems, Inc.	1,044,437	46,769,889
Cognizant Technology Solutions Corp., Class A	148,265	12,160,695
DXC Technology Co.	352,620	36,157,655
EnerSys	176,021	12,266,903
Fidelity National Information Services, Inc.	60,719	5,900,672
Flex Ltd.*	810,626	14,672,331
Fortive Corp.	152,612	11,720,602
Hewlett Packard Enterprise Co.	921,881	17,137,768
HP, Inc.	886,660	20,738,977
IAC/InterActiveCorp*	46,900	6,983,879
Jabil, Inc.(a)	439,249	11,899,255
KLA-Tencor Corp.	98,628	11,175,539
Leidos Holdings, Inc.	95,727	6,060,476
Micro Focus International PLC - SP ADR(a)	195,456	5,484,495
Microsoft Corp.	377,223	35,372,201
Momo, Inc. - SP ADR*	241,850	7,993,143
NetApp, Inc.	311,072	18,835,410
NetEase, Inc. - ADR	44,843	13,154,694
ON Semiconductor Corp.(a)*	701,446	16,778,588
Oracle Corp.	671,730	34,036,559
Qorvo, Inc.(a)*	269,236	21,730,038
Symantec Corp.(a)	307,184	8,075,867
TE Connectivity Ltd.	237,930	24,528,204
Versum Materials, Inc.(a)	209,952	7,772,423
YY, Inc. - ADR*	75,498	9,764,156
		517,934,105
Transportation—0.6%
Delta Air Lines, Inc.(a)	239,633	12,916,219

TOTAL COMMON STOCKS (Cost $1,478,407,474)		1,997,139,917
RIGHTS—0.0%
Technology—0.0%
CVR Banctec Inc. - Escrow Shares*‡	14,327	0
TOTAL RIGHTS (Cost $0)		0
SHORT-TERM INVESTMENTS—12.9%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	85,514,244	85,514,244
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	183,482,661	183,482,661
TOTAL SHORT-TERM INVESTMENTS (Cost $268,996,905)		268,996,905
TOTAL INVESTMENTS—108.4%
(Cost $1,747,404,379)		2,266,136,822
LIABILITIES IN EXCESS OF OTHER ASSETS—(8.4)%		(174,750,673)
NET ASSETS—100.0%		$2,091,386,149

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $177,505,974.
‡	—

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2018, these securities amounted to $0 or 0.0% of net assets.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	27

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS ALL-CAP VALUE FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Basic Industries	$23,270,157	$23,270,157	$—	$—
Capital Goods	146,094,412	146,094,412	—	—
Communications	9,315,348	9,315,348	—	—
Consumer Durables	19,458,714	19,458,714	—	—
Consumer Non-Durables	55,900,611	55,900,611	—	—
Consumer Services	122,270,275	122,270,275	—	—
Energy	136,818,592	136,818,592	—	—
Finance	629,917,433	629,917,433	—	—
Health Care	323,244,051	323,244,051	—	—
Technology	517,934,105	517,934,105	—	—
Transportation	12,916,219	12,916,219	—	—
Rights	—	—	—	—
Short-Term Investments	268,996,905	268,996,905	—	—
Total Assets	$2,266,136,822	$2,266,136,822	$—	$—

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
COMMON STOCKS—98.6%
Basic Industries—4.9%
Allegheny Technologies, Inc.(a)*	31,200	$808,392
Green Plains, Inc.(a)	7,700	140,910
Haynes International, Inc.	9,700	403,520
Schweitzer-Mauduit International, Inc.	3,900	152,919
		1,505,741
Capital Goods—15.8%
BMC Stock Holdings, Inc.(a)*	8,000	150,000
Carpenter Technology Corp.(a)	6,200	315,828
Ferroglobe PLC(a)*	51,500	832,240
Foundation Building Materials, Inc.*	6,300	86,247
FreightCar America, Inc.	29,600	437,784
Great Lakes Dredge & Dock Corp.*	92,300	419,965
KBR, Inc.	45,500	688,870
KeyW Holding Corp., (The)(a)*	47,800	358,978
Landec Corp.(a)*	17,300	224,900
Matrix Service Co.*	19,800	283,140
Orion Group Holdings, Inc.*	47,800	300,184
Smart Sand, Inc.(a)*	40,100	297,542
Tutor Perini Corp.(a)*	18,800	454,020
		4,849,698
Communications—0.6%
Ooma, Inc.*	16,800	178,920
Consumer Durables—1.8%
Century Communities, Inc.*	5,100	151,725
Libbey, Inc.(a)	28,500	178,695
TRI Pointe Group, Inc.*	14,900	228,417
		558,837
Consumer Non-Durables—0.9%
Matthews International Corp., Class A	4,400	225,500
Sequential Brands Group, Inc.*	23,875	47,272
		272,772
Consumer Services—10.1%
ARC Document Solutions, Inc.*	22,200	47,286
BJ's Restaurants, Inc.	7,300	317,550
Carrols Restaurant Group, Inc.*	10,500	134,925
Chefs' Warehouse, Inc., (The)(a)*	8,300	187,165
Del Taco Restaurants, Inc.*	12,900	162,540
Destination XL Group, Inc.*	9,400	23,030
DSW, Inc., Class A	7,800	152,958
Hibbett Sports, Inc.(a)*	8,900	229,175
ICF International, Inc.	4,300	245,100
MDC Partners, Inc., Class A*	77,300	606,805
Smart & Final Stores, Inc.*	27,200	195,840
SUPERVALU, Inc.(a)*	38,600	549,278
Team, Inc.(a)*	15,200	248,520
		3,100,172
Energy—10.1%
Bill Barrett Corp.*	93,200	422,196
Cactus, Inc., Class A*	6,400	157,504
Eclipse Resources Corp.(a)*	66,200	106,582
Extraction Oil & Gas, Inc.(a)*	13,500	163,080
Flotek Industries, Inc.(a)*	31,300	186,235
Gulfport Energy Corp.*	77,200	748,840
McDermott International, Inc.(a)*	58,500	427,050
Pacific Ethanol, Inc.*	25,600	104,960
ProPetro Holding Corp.(a)*	10,000	161,300
Resolute Energy Corp.(a)*	6,300	204,750
TETRA Technologies, Inc.*	114,000	413,820
		3,096,317
Finance—28.2%
Ameris Bancorp	9,400	499,610
Banner Corp.	8,000	442,240
Central Pacific Financial Corp.	13,600	379,032
CNO Financial Group, Inc.	20,000	450,800
Essent Group Ltd.*	5,500	247,995
First Foundation, Inc.*	23,800	434,588
FirstCash, Inc.	2,900	213,730
Fulton Financial Corp.	26,000	470,600
Hanover Insurance Group Inc., (The)	1,900	205,029
HomeStreet, Inc.*	17,800	510,860
Investors Bancorp, Inc.	15,800	213,300
Kearny Financial Corp.	16,500	214,500
Kemper Corp.	7,300	411,720
Kennedy-Wilson Holdings, Inc.(a)	29,700	485,595
Meridian Bancorp, Inc.	21,400	429,070
MGIC Investment Corp.*	26,600	366,814
National Bank Holdings Corp., Class A(a)	12,300	400,857
Northfield Bancorp, Inc.(a)	24,400	378,688
Popular, Inc.	17,200	722,572
State Bank Financial Corp.	13,500	390,690
United Community Banks, Inc.	9,300	287,463
United Financial Bancorp, Inc.	32,600	508,560
		8,664,313
Health Care—2.3%
Accuray, Inc.*	86,500	480,075
Trinity Biotech PLC - SP ADR*	41,700	227,682
		707,757
Real Estate Investment Trusts—6.3%
Cedar Realty Trust, Inc.	57,600	228,672
GEO Group Inc., (The)	11,000	234,300
Getty Realty Corp.	14,600	344,560
Gramercy Property Trust	19,166	414,944
Ladder Capital Corp.	23,900	353,003
MedEquities Realty Trust, Inc.	24,300	234,981
Seritage Growth Properties, Class A(a)	3,700	139,860
		1,950,320

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	29

BOSTON PARTNERS INVESTMENT FUNDS

WPG PARTNERS SMALL/MICRO CAP VALUE FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

	Number of Shares	Value
Technology—7.1%
Acacia Communications, Inc.(a)*	8,000	$309,600
Aerohive Networks, Inc.*	35,800	150,002
CommVault Systems, Inc.*	3,600	187,380
Generac Holdings, Inc.*	4,600	204,608
NeoPhotonics Corp.(a)*	39,900	242,193
QAD, Inc., Class A	6,500	292,500
Quantenna Communications, Inc.*	11,700	160,875
Ribbon Communications, Inc.(a)*	25,300	163,944
SuperCom Ltd.*	2,300	6,509
VASCO Data Security International, Inc.*	18,600	224,130
Veeco Instruments, Inc.(a)*	13,400	243,210
		2,184,951
Transportation—6.5%
Ardmore Shipping Corp.*	71,400	539,070
Celadon Group, Inc.	30,700	118,195
Daseke, Inc.*	11,000	110,660
DHT Holdings, Inc.	31,300	117,688
Scorpio Tankers, Inc.	164,100	377,430
Spirit Airlines, Inc.*	4,100	163,344
StealthGas, Inc.*	56,400	237,444
YRC Worldwide, Inc.(a)*	39,300	342,696
		2,006,527
Utilities—4.0%
ALLETE, Inc.	2,800	190,820
Covanta Holding Corp.(a)	24,900	372,255
El Paso Electric Co.	3,100	150,660
NorthWestern Corp.	3,500	178,780
PNM Resources, Inc.	4,000	140,800
Portland General Electric Co.	5,400	214,542
		1,247,857
TOTAL COMMON STOCKS (Cost $27,950,381)		30,324,182
WARRANTS—0.1%
Energy—0.1%
TETRA Technologies, Inc. *(a)‡	20,950	24,093
TOTAL WARRANTS (Cost $4,475)		24,093
SHORT-TERM INVESTMENTS—23.5%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	452,351	452,351
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	6,775,803	6,775,803
TOTAL SHORT-TERM INVESTMENTS (Cost $7,228,154)		7,228,154
TOTAL INVESTMENTS—122.2%
(Cost $35,183,010)		37,576,429
LIABILITIES IN EXCESS OF OTHER ASSETS—(22.2)%		(6,825,054)
NET ASSETS—100.0%		$30,751,375

ADR	—	American Depositary Receipt
PLC	—	Public Limited Company
SP ADR	—	Sponsored American Depositary Receipt
*	—	Non-income producing.
(a)	—	All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $6,507,407.
‡	—

Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors. As of February 28, 2018, these securities amounted to $24,093 or 0.1% of net assets.

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stocks	$30,324,182	$30,324,182	$—	$—
Warrants	24,093	—	—	24,093
Short-Term Investments	7,228,154	7,228,154	—	—
Total Assets	$37,576,429	$37,552,336	$—	$24,093

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS—104.8%
COMMON STOCKS—95.5%
Argentina—0.6%
YPF SA - SP ADR	163,465	$3,777,676
Bermuda—2.0%
Everest Re Group Ltd.	34,769	8,352,905
Marvell Technology Group Ltd.(a)	204,376	4,800,792
		13,153,697
Canada—0.8%
Nutrien Ltd.	106,419	5,241,136
China—0.9%
PICC Property & Casualty Co. Ltd., Class H	1,800,000	3,530,477
Vipshop Holdings Ltd. - ADR*	148,705	2,585,980
		6,116,457
France—5.4%
AXA SA	142,802	4,472,437
Capgemini SA	45,903	5,721,609
Renault SA	58,406	6,335,306
Schneider Electric SE	70,208	6,084,860
Teleperformance SA	21,332	3,037,809
TOTAL SA	115,544	6,572,018
Vinci SA	31,795	3,139,454
		35,363,493
Germany—3.0%
Allianz SE	15,943	3,703,430
E.ON SE	426,501	4,324,514
Fresenius SE & Co. KGaA	50,565	4,108,554
Muenchener Rueckversicherungs-Gesellschaft AG	11,385	2,545,808
Siemens AG	39,861	5,223,433
		19,905,739
Hong Kong—2.1%
CK Hutchison Holdings Ltd.	350,000	4,374,382
WH Group Ltd.	7,685,500	9,465,500
		13,839,882
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	9,671,900	2,659,183
Ireland—1.1%
CRH PLC	227,657	7,475,976
Japan—10.3%
Alps Electric Co., Ltd.	210,200	5,730,193
Asahi Group Holdings Ltd.	64,200	3,282,884
Fuji Electric Co., Ltd.	1,107,000	8,376,894
Haseko Corp.	214,900	3,147,521
KDDI Corp.	179,600	4,410,488
Kirin Holdings Co., Ltd.	133,300	3,440,030
Matsumotokiyoshi Holdings Co., Ltd.	67,600	2,843,628
Mitsubishi Electric Corp.	189,500	3,196,391
Nomura Holdings, Inc.	545,300	3,319,445
Seven & i Holdings Co., Ltd.	118,200	4,933,878
SUMCO Corp.	239,500	6,335,746
Sumitomo Electric Industries Ltd.	210,400	3,318,888
Sumitomo Mitsui Financial Group, Inc.	50,900	2,199,982
Suzuki Motor Corp.	56,500	3,223,093
Tokio Marine Holdings, Inc.	70,800	3,243,462
Tokuyama Corp.	102,600	3,044,348
Zenkoku Hosho Co., Ltd.	90,400	3,985,284
		68,032,155
Luxembourg—0.5%
Ternium SA - SP ADR	92,389	3,194,812
Mexico—0.6%
Cemex SAB de CV - SP ADR*	595,430	3,900,066
Netherlands—1.6%
Koninklijke Ahold NV	104,262	2,340,900
Royal Dutch Shell PLC, Class A	250,416	7,908,473
		10,249,373
Russia—0.5%
Sberbank of Russia PJSC - SP ADR(a)	164,572	3,334,229
Singapore—1.8%
Flex Ltd.*	653,857	11,834,812
South Korea—1.7%
KT Corp. - SP ADR*	106,884	1,419,419
LG Uplus Corp.	113,427	1,314,827
NAVER Corp.	4,095	3,032,637
Samsung Electronics Co., Ltd.	2,607	5,665,191
		11,432,074
Switzerland—3.6%
ABB Ltd.	184,328	4,460,508
Glencore PLC	905,394	4,761,186
Roche Holding AG	32,552	7,518,861
Swiss Re AG	68,380	6,957,298
		23,697,853
United Kingdom—6.8%
Aviva PLC	1,016,312	7,040,328
Coca-Cola European Partners PLC	122,718	4,665,738
Direct Line Insurance Group PLC	1,025,747	5,394,604
Lloyds Banking Group PLC	5,123,580	4,840,953
Nomad Foods Ltd.*	166,213	2,724,231
Royal Bank of Scotland Group PLC*	672,716	2,465,645
RPC Group PLC	417,446	4,599,052
Smiths Group PLC	183,350	4,003,618
Vodafone Group PLC	1,861,297	5,203,463
WPP PLC	203,836	3,903,510
		44,841,142
United States—51.8%
Air Lease Corp.	96,838	4,228,916
Allstate Corp. (The)	40,183	3,707,284
Alphabet, Inc., Class C*	10,018	11,067,185

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	31

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
United States—(continued)
American Express Co.(a)	60,539	$5,903,158
Anadarko Petroleum Corp.	73,185	4,174,472
Andeavor	29,580	2,650,960
Anthem, Inc.	41,508	9,770,153
Arconic, Inc.(a)	82,003	2,000,053
Bank of America Corp.	429,871	13,798,859
Berkshire Hathaway, Inc., Class B*	101,240	20,976,928
Booking Holdings, Inc.*	1,437	2,922,916
Chubb Ltd.	48,261	6,849,201
Cigna Corp.	22,436	4,394,988
Cisco Systems, Inc.	131,840	5,903,795
Citigroup, Inc.	152,037	11,477,273
Comcast Corp., Class A	158,744	5,748,120
Diamondback Energy, Inc.(a)*	51,034	6,360,878
DowDuPont, Inc.	56,352	3,961,546
DXC Technology Co.	86,255	8,844,588
East West Bancorp, Inc.	56,395	3,696,692
Eaton Corp. PLC	117,198	9,457,879
eBay, Inc.*	138,328	5,928,738
EQT Corp.	83,425	4,197,112
Goldman Sachs Group Inc., (The)	33,961	8,929,366
Honeywell International, Inc.	22,225	3,358,420
HP, Inc.	257,747	6,028,702
Jagged Peak Energy, Inc.(a)*	142,308	1,750,388
Johnson & Johnson	57,524	7,471,217
Laboratory Corp. of America Holdings*	67,133	11,593,869
Leidos Holdings, Inc.	118,178	7,481,849
Loews Corp.	60,856	3,002,027
Masco Corp.(a)	129,376	5,319,941
Microsoft Corp.	189,525	17,771,759
Morgan Stanley	95,436	5,346,325
NetApp, Inc.	115,088	6,968,578
Northrop Grumman Corp.	15,206	5,322,708
Oracle Corp.	272,400	13,802,508
Parsley Energy, Inc., Class A(a)*	219,119	5,539,328
Peabody Energy Corp.	86,562	3,523,939
Pfizer, Inc.	120,729	4,383,670
Pioneer Natural Resources Co.	33,679	5,733,176
Raytheon Co.	25,294	5,501,698
RSP Permian, Inc.*	95,651	3,664,390
Steel Dynamics, Inc.	109,175	5,049,344
SunTrust Banks, Inc.	79,185	5,530,280
SYNNEX Corp.	23,818	2,945,096
TE Connectivity Ltd.	58,743	6,055,816
Time Warner, Inc.	52,352	4,866,642
TJX Cos. Inc., (The)	59,228	4,896,971
Trinseo SA	73,992	5,889,763
Twenty-First Century Fox, Inc. Class A(a)	129,462	4,766,791
United Technologies Corp.(a)	31,695	4,270,584
Wells Fargo & Co.	59,157	3,455,360
WestRock Co.	52,167	3,430,502
		341,672,701
TOTAL COMMON STOCKS (Cost $534,378,975)		629,722,456
PREFERRED STOCKS—0.5%
Germany—0.5%
Volkswagen AG, 1.269%	15,433	3,002,320
TOTAL PREFERRED STOCKS (Cost $2,377,452)		3,002,320
SHORT-TERM INVESTMENTS—8.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	22,899,348	22,899,348
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	35,279,376	35,279,376
TOTAL SHORT-TERM INVESTMENTS (Cost $58,178,724)		58,178,724
TOTAL INVESTMENTS—104.8%
(Cost $594,935,151)		690,903,500
LIABILITIES IN EXCESS OF OTHER ASSETS—(4.8)%		(31,716,484)
NET ASSETS—100.0%		$659,187,016

ADR	— American Depositary Receipt
PLC	— Public Limited Company
SP ADR	— Sponsored American Depositary Receipt
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $34,041,777.

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL EQUITY FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Argentina	$3,777,676	$3,777,676	$—	$—
Bermuda	13,153,697	13,153,697	—	—
Canada	5,241,136	5,241,136	—	—
China	6,116,457	2,585,980	3,530,477	—
France	35,363,493	—	35,363,493	—
Germany	19,905,739	—	19,905,739	—
Hong Kong	13,839,882	—	13,839,882	—
Indonesia	2,659,183	2,659,183	—	—
Ireland	7,475,976	—	7,475,976	—
Japan	68,032,155	—	68,032,155	—
Luxembourg	3,194,812	3,194,812	—	—
Mexico	3,900,066	3,900,066	—	—
Netherlands	10,249,373	—	10,249,373	—
Russia	3,334,229	3,334,229	—	—
Singapore	11,834,812	11,834,812	—	—
South Korea	11,432,074	1,419,419	10,012,655	—
Switzerland	23,697,853	—	23,697,853	—
United Kingdom	44,841,142	7,389,969	37,451,173	—
United States	341,672,701	341,672,701	—	—
Preferred Stock
Germany	3,002,320	—	3,002,320	—
Short-Term Investments	58,178,724	58,178,724	—	—
Total Assets	$690,903,500	$458,342,404	$232,561,096	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	33

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS—99.0%
COMMON STOCKS—96.2%
Argentina—0.6%
YPF SA - SP ADR	261,462	$6,042,387
Bermuda—2.0%
Everest Re Group Ltd.	55,204	13,262,209
Marvell Technology Group Ltd.	311,892	7,326,343
		20,588,552
Canada—0.8%
Nutrien Ltd.	164,706	8,111,771
China—0.9%
PICC Property & Casualty Co. Ltd., Class H	2,782,000	5,456,549
Vipshop Holdings Ltd. - ADR*	236,024	4,104,457
		9,561,006
France—5.5%
AXA SA	222,231	6,960,085
Capgemini SA	72,892	9,085,670
Renault SA	91,634	9,939,551
Schneider Electric SE	107,950	9,355,923
Teleperformance SA	33,869	4,823,156
TOTAL SA	183,663	10,446,553
Vinci SA	49,110	4,849,146
		55,460,084
Germany—3.2%
Allianz SE	26,423	6,137,849
E.ON SE	677,177	6,866,247
Fresenius SE & Co. KGaA	80,275	6,522,579
Muenchener Rueckversicherungs-Gesellschaft AG	18,623	4,164,302
Siemens AG	62,126	8,141,065
		31,832,042
Hong Kong—2.1%
CK Hutchison Holdings Ltd.	544,500	6,805,288
WH Group Ltd.	11,741,500	14,460,891
		21,266,179
India—0.5%
Videocon D2H Ltd. - ADR*†	608,176	5,047,861
Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	12,517,400	3,441,523
Ireland—1.2%
CRH PLC	367,868	12,080,333
Japan—10.0%
Alps Electric Co., Ltd.	327,200	8,919,691
Asahi Group Holdings Ltd.	99,200	5,072,618
Fuji Electric Co., Ltd.	1,663,000	12,584,259
Haseko Corp.	378,200	5,539,286
KDDI Corp.	279,600	6,866,217
Kirin Holdings Co., Ltd.	205,900	5,313,594
Matsumotokiyoshi Holdings Co., Ltd.	107,500	4,522,042
Mitsubishi Electric Corp.	294,900	4,974,225
Nomura Holdings, Inc.	847,600	5,159,659
Seven & i Holdings Co., Ltd.	187,300	7,818,234
SUMCO Corp.	371,200	9,819,745
Sumitomo Electric Industries Ltd.	327,400	5,164,468
Sumitomo Mitsui Financial Group, Inc.	81,100	3,505,276
Suzuki Motor Corp.	91,400	5,213,995
Tokio Marine Holdings, Inc.	109,300	5,007,209
Tokuyama Corp.	150,500	4,465,637
Zenkoku Hosho Co., Ltd.	27,600	1,216,746
		101,162,901
Luxembourg—0.5%
Ternium SA - SP ADR†	146,827	5,077,278
Mexico—0.8%
Alpek SAB de CV	1,086,363	1,410,206
Cemex SAB de CV - SP ADR*	960,801	6,293,247
		7,703,453
Netherlands—1.2%
Royal Dutch Shell PLC, Class A	389,603	12,304,185
Russia—0.5%
Sberbank of Russia PJSC - SP ADR	255,869	5,183,906
Singapore—1.8%
Flex Ltd.*†	997,959	18,063,058
South Korea—1.8%
KT Corp. - SP ADR*	170,796	2,268,171
LG Uplus Corp.	198,145	2,296,865
NAVER Corp.	6,519	4,827,779
Samsung Electronics Co., Ltd.	4,200	9,126,890
		18,519,705
Switzerland—3.7%
ABB Ltd.	284,317	6,880,118
Glencore PLC	1,415,795	7,445,226
Roche Holding AG	54,226	12,525,121
Swiss Re AG	101,146	10,291,062
		37,141,527
United Kingdom—7.3%
Aviva PLC	1,609,578	11,150,076
Coca-Cola European Partners PLC†	190,146	7,229,351
Direct Line Insurance Group PLC	1,597,957	8,403,969
Lloyds Banking Group PLC	7,744,103	7,316,923
Nomad Foods Ltd.*†	466,241	7,641,690
Royal Bank of Scotland Group PLC*	1,038,783	3,807,357
RPC Group PLC	650,371	7,165,215
Smiths Group PLC	285,072	6,224,813
Vodafone Group PLC	2,922,170	8,169,251
WPP PLC	330,909	6,336,989
		73,445,634
United States—51.5%
Air Lease Corp.†	158,205	6,908,812

The accompanying notes are an integral part of the financial statements.

34	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
United States—(continued)
Allstate Corp. (The)†	62,401	$5,757,116
Alphabet, Inc., Class C*†	16,002	17,677,890
American Express Co.	95,272	9,289,973
Anadarko Petroleum Corp.	116,486	6,644,362
Andeavor†	44,023	3,945,341
Anthem, Inc.†	67,400	15,864,612
Arconic, Inc.	127,797	3,116,969
Bank of America Corp.†	660,961	21,216,848
Berkshire Hathaway, Inc., Class B*†	67,659	14,018,945
Boardwalk Pipeline Partners LP†	216,357	2,438,343
Booking Holdings, Inc.*	2,256	4,588,794
Chubb Ltd.#†	77,151	10,949,270
Cigna Corp.†	33,874	6,635,578
Cisco Systems, Inc.†	218,385	9,779,280
Citigroup, Inc.†	241,533	18,233,326
Comcast Corp., Class A†	254,783	9,225,692
Diamondback Energy, Inc.*†	81,636	10,175,111
DowDuPont, Inc.†	91,045	6,400,464
DXC Technology Co.†	131,342	13,467,809
East West Bancorp, Inc.	92,784	6,081,991
Eaton Corp. PLC†	180,671	14,580,150
eBay, Inc.*†	215,700	9,244,902
EQT Corp.†	132,175	6,649,724
Goldman Sachs Group Inc., (The)	52,460	13,793,308
Honeywell International, Inc.	36,817	5,563,417
HP, Inc.†	420,954	9,846,114
Jagged Peak Energy, Inc.*	237,237	2,918,015
Johnson & Johnson	89,438	11,616,207
Laboratory Corp. of America Holdings*†	112,458	19,421,497
Leidos Holdings, Inc.†	177,440	11,233,726
Loews Corp.	96,393	4,755,067
Masco Corp.	202,216	8,315,122
Microsoft Corp.†	292,742	27,450,417
Morgan Stanley	148,492	8,318,522
NetApp, Inc.	175,946	10,653,530
Northrop Grumman Corp.†	25,194	8,818,908
Oracle Corp.†	420,753	21,319,555
Parsley Energy, Inc., Class A*†	322,852	8,161,699
Peabody Energy Corp.	134,582	5,478,833
Pfizer, Inc.†	201,173	7,304,592
Pioneer Natural Resources Co.†	52,098	8,868,643
Raytheon Co.	39,776	8,651,678
RSP Permian, Inc.*	151,368	5,798,908
Steel Dynamics, Inc.†	169,952	7,860,280
SunTrust Banks, Inc.†	126,079	8,805,357
SYNNEX Corp.	36,667	4,533,875
TE Connectivity Ltd.	93,536	9,642,626
Time Warner, Inc.	80,441	7,477,795
TJX Cos. Inc., (The)	91,008	7,524,541
Trinseo SA	117,348	9,340,901
Twenty-First Century Fox, Inc. Class A	198,711	7,316,539
United Technologies Corp.†	52,507	7,074,793
Wells Fargo & Co.†	89,418	5,222,905
WestRock Co.†	80,015	5,261,786
		521,240,458
TOTAL COMMON STOCKS (Cost $832,634,282)		973,273,843
PREFERRED STOCKS—0.4%
Germany—0.4%
Volkswagen AG, 1.269%	24,611	4,787,798
TOTAL PREFERRED STOCKS (Cost $3,847,335)		4,787,798
SHORT-TERM INVESTMENTS—2.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	24,042,866	24,042,866
TOTAL SHORT-TERM INVESTMENTS (Cost $24,042,866)		24,042,866
TOTAL INVESTMENTS—99.0%
(Cost $860,524,483)		1,002,104,507
SECURITIES SOLD SHORT—(42.5%)
COMMON STOCKS—(42.5%)
Australia—(1.7%)
Amcor Ltd.	(262,151)	(2,810,107)
Domino's Pizza Enterprises Ltd.	(136,330)	(4,170,904)
Healthscope Ltd.	(2,049,162)	(2,992,977)
National Australia Bank Ltd.	(132,419)	(3,078,100)
Treasury Wine Estates Ltd.	(141,820)	(1,915,783)
WiseTech Global Ltd.	(315,793)	(2,612,418)
		(17,580,289)
Belgium—(0.3%)
Colruyt SA	(47,263)	(2,549,954)
Bermuda—(0.4%)
Arch Capital Group Ltd.*	(46,121)	(4,069,717)
Canada—(1.3%)
Cameco Corp.	(220,939)	(1,948,682)
Cineplex, Inc.	(39,964)	(1,026,818)
First Quantum Minerals Ltd.	(94,323)	(1,537,012)
PrairieSky Royalty Ltd.	(122,419)	(2,716,076)
Ritchie Bros. Auctioneers, Inc.	(86,247)	(2,793,541)
Shaw Communications, Inc., Class B	(187,981)	(3,638,909)
		(13,661,038)
Chile—(0.2%)
Sociedad Quimica y Minera de Chile SA - SP ADR	(42,787)	(2,135,071)
China—(0.2%)
Shanghai Electric Group Co. Ltd., Class H*	(5,336,000)	(2,002,927)
Denmark—(0.2%)
Chr Hansen Holding A/S	(24,308)	(2,019,055)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	35

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Finland—(0.4%)
Huhtamaki OYJ	(101,688)	$(4,297,424)
France—(1.7%)
Aeroports de Paris	(11,410)	(2,307,159)
Dassault Systemes SE	(16,778)	(2,164,567)
Getlink SE	(314,426)	(4,044,133)
JCDecaux SA	(61,759)	(2,393,826)
Societe Generale SA	(74,517)	(4,234,041)
Vallourec SA*	(471,201)	(2,533,460)
		(17,677,186)
Germany—(1.1%)
Infineon Technologies AG	(94,859)	(2,567,156)
Krones AG	(21,968)	(2,964,891)
MTU Aero Engines AG	(14,322)	(2,391,666)
Zalando SE*	(56,748)	(3,229,568)
		(11,153,281)
Hong Kong—(0.3%)
Hong Kong & China Gas Co. Ltd.	(1,312,000)	(2,595,198)
India—(0.3%)
Wipro Ltd. - ADR	(477,599)	(2,631,570)
Ireland—(0.3%)
James Hardie Industries PLC	(160,036)	(2,809,418)
Japan—(6.8%)
Aozora Bank Ltd.	(97,500)	(3,978,496)
Asics Corp.	(258,700)	(4,088,793)
Calbee, Inc.	(85,000)	(2,830,442)
Chugai Pharmaceutical Co., Ltd.	(44,800)	(2,309,003)
Ito En Ltd.	(84,100)	(3,525,265)
JINS, Inc.	(91,200)	(4,407,616)
McDonald's Holdings Co. Japan Ltd.	(48,000)	(2,141,709)
Murata Manufacturing Co., Ltd.	(17,300)	(2,409,607)
Nidec Corp.	(18,600)	(2,970,241)
Nippon Paint Holdings Co., Ltd.	(92,600)	(3,355,996)
Nissin Foods Holdings Co., Ltd.	(50,400)	(3,429,344)
Nitori Holdings Co., Ltd.	(12,600)	(2,114,471)
Oracle Corp.	(37,000)	(2,858,409)
Sanrio Co., Ltd.	(181,000)	(3,254,524)
Seiko Epson Corp.	(166,100)	(3,169,754)
Sharp Corp.*	(141,700)	(4,922,248)
Shimano, Inc.	(18,900)	(2,727,650)
Tokyo Electron Ltd.	(15,600)	(3,048,285)
Tsuruha Holdings, Inc.	(26,000)	(3,764,554)
Yamazaki Baking Co., Ltd.	(128,900)	(2,508,470)
Yaskawa Electric Corp.	(99,300)	(4,567,461)
		(68,382,338)
Mexico—(0.3%)
Kimberly-Clark de Mexico SAB de CV, Class A	(1,481,200)	(2,691,998)
Netherlands—(0.4%)
Cimpress NV*	(26,073)	(4,243,381)
Singapore—(0.6%)
SATS Ltd.	(827,600)	(3,236,859)
Singapore Press Holdings Ltd.	(1,542,200)	(3,013,015)
		(6,249,874)
South Africa—(0.3%)
Mediclinic International PLC	(350,114)	(2,841,563)
Spain—(0.2%)
Industria de Diseno Textil SA	(54,269)	(1,643,062)
Sweden—(1.1%)
Securitas AB, Class B	(140,958)	(2,421,816)
Skanska AB, Class B	(218,077)	(4,336,923)
Telefonaktiebolaget LM Ericsson, Class B	(642,508)	(4,298,137)
		(11,056,876)
Switzerland—(0.4%)
Chocoladefabriken Lindt & Spruengli AG	(63)	(4,541,272)
Taiwan—(0.2%)
United Microelectronics Corp. - SP ADR	(982,291)	(2,367,321)
United Kingdom—(3.1%)
Aggreko PLC	(244,209)	(2,507,668)
Antofagasta PLC	(282,868)	(3,362,889)
Blue Prism Group PLC*	(48,398)	(1,063,414)
Hargreaves Lansdown PLC	(140,396)	(3,320,896)
Kingfisher PLC	(624,362)	(3,073,001)
Manchester United PLC, Class A	(51,698)	(1,018,451)
Ocado Group PLC*	(327,622)	(2,484,570)
Pearson PLC	(249,503)	(2,512,657)
Pennon Group PLC	(413,456)	(3,456,412)
Rolls-Royce Holdings PLC	(316,108)	(3,636,025)
Travis Perkins PLC	(121,532)	(2,149,987)
Weir Group PLC, (The)	(93,807)	(2,617,504)
		(31,203,474)
United States—(20.7%)
2U, Inc.*	(39,985)	(3,309,958)
AAON, Inc.	(56,968)	(2,093,574)
Acuity Brands, Inc.	(19,192)	(2,736,395)
Acxiom Corp.*	(134,630)	(3,684,823)
Antero Resources Corp.*	(242,111)	(4,554,108)
Apache Corp.	(83,280)	(2,844,012)
Balchem Corp.	(29,071)	(2,187,593)
Blackbaud, Inc.	(43,127)	(4,421,380)
CarMax, Inc.*	(29,074)	(1,800,262)
Caterpillar, Inc.	(19,847)	(3,068,942)
Centennial Resource Development Inc., Class A*	(73,547)	(1,403,277)
Cincinnati Financial Corp.	(26,942)	(2,009,604)
Cognex Corp.	(30,695)	(1,648,628)
Community Bank System, Inc.	(52,644)	(2,806,452)
Coty, Inc., Class A	(99,087)	(1,914,361)
Cracker Barrel Old Country Store, Inc.	(18,605)	(2,904,240)
Cree, Inc.*	(75,555)	(2,858,246)

The accompanying notes are an integral part of the financial statements.

36	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
United States—(continued)
Cullen/Frost Bankers, Inc.	(29,722)	$(3,090,791)
Ellie Mae, Inc.*	(51,282)	(4,547,175)
Equinix, Inc.	(7,344)	(2,879,582)
Exact Sciences Corp.*	(62,152)	(2,772,601)
FactSet Research Systems, Inc.	(17,966)	(3,650,332)
First Financial Bankshares, Inc.	(115,819)	(5,327,674)
Flowserve Corp.	(47,406)	(2,007,644)
Harley-Davidson, Inc.	(86,143)	(3,909,169)
HB Fuller Co.	(40,384)	(2,034,950)
Heartland Express, Inc.	(148,304)	(2,894,894)
Helmerich & Payne, Inc.	(46,080)	(2,974,464)
Hess Corp.	(53,821)	(2,444,550)
iRobot Corp.*	(13,782)	(936,487)
John Bean Technologies Corp.	(18,340)	(2,031,155)
Manhattan Associates, Inc.*	(60,062)	(2,528,610)
Matador Resources Co.*	(115,014)	(3,319,304)
Mattel, Inc.	(190,336)	(3,026,342)
Medidata Solutions, Inc.*	(43,042)	(2,826,138)
Middleby Corp., (The)*	(33,245)	(3,997,711)
MINDBODY, Inc., Class A*	(64,378)	(2,295,076)
Multi-Color Corp.	(54,288)	(3,439,145)
National Instruments Corp.	(93,232)	(4,713,810)
National Oilwell Varco, Inc.	(71,233)	(2,499,566)
Netflix, Inc.*	(7,540)	(2,197,005)
NewMarket Corp.	(9,256)	(3,868,175)
Norwegian Cruise Line Holdings Ltd.*	(54,554)	(3,104,123)
NuVasive, Inc.*	(35,861)	(1,734,238)
Oasis Petroleum, Inc.*	(244,638)	(1,927,747)
Power Integrations, Inc.	(47,630)	(3,200,736)
Proofpoint, Inc.*	(26,416)	(2,831,003)
Prosperity Bancshares, Inc.	(57,946)	(4,345,950)
Public Storage	(12,479)	(2,426,417)
Quaker Chemical Corp.	(23,730)	(3,382,237)
Range Resources Corp.	(154,273)	(2,050,288)
RLI Corp.	(66,473)	(4,041,558)
Rollins, Inc.	(73,801)	(3,709,976)
Snap, Inc., Class A*	(135,968)	(2,354,966)
Sonoco Products Co.	(57,867)	(2,775,880)
Take-Two Interactive Software, Inc.*	(12,596)	(1,409,114)
Tesla, Inc.*	(22,082)	(7,575,451)
Tootsie Roll Industries, Inc.	(68,108)	(2,274,807)
TransDigm Group, Inc.	(12,194)	(3,515,652)
Ultimate Software Group Inc. (The)*	(8,641)	(2,060,533)
UMB Financial Corp.	(41,057)	(2,997,161)
Varian Medical Systems, Inc.*	(35,703)	(4,260,796)
Veeva Systems, Inc. Class A*	(33,121)	(2,308,534)
Vulcan Materials Co.	(26,633)	(3,135,503)
Wabtec Corp.	(41,663)	(3,388,868)
WageWorks, Inc.*	(41,561)	(2,179,874)
Wayfair, Inc. Class A*	(37,597)	(2,910,760)
Wendy's Co. (The)	(159,314)	(2,541,058)
Westamerica Bancorporation	(36,416)	(2,086,273)
WEX, Inc.*	(24,236)	(3,624,494)
Workday, Inc., Class A*	(23,234)	(2,943,051)
		(209,555,253)
TOTAL COMMON STOCKS (Proceeds $(415,869,961))		(429,958,540)
TOTAL SECURITIES SOLD SHORT—(42.5%) (Proceeds $(415,869,961))		(429,958,540)

	Number of Contracts	Notional Amount
OPTIONS WRITTEN††—0.0%
Call Options Written—(0.0%)
Chubb Ltd.
Expiration:05/18/2018, Exercise Price:140.00	(583)	(8,273,936)	(364,375)
TOTAL CALL OPTIONS WRITTEN (Premiums received $(424,413))			(364,375)
TOTAL OPTIONS WRITTEN (Premiums received $(424,413))			(364,375)
OTHER ASSETS IN EXCESS OF LIABILITIES—43.5%			439,872,146
NET ASSETS—100.0%			$1,011,653,738

ADR	— American Depositary Receipt
PLC	— Public Limited Company
SP ADR	— Sponsored American Depositary Receipt
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	— Security segregated as collateral for options written.
††	— Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	37

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Contracts For Difference held by the Fund at February 28, 2018, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short
South Korea
Amorepacific Corp.	Goldman Sachs	9/15/2020	1.42%	Monthly	(6,712)	$(1,742,110)	$(32,195)
Celltrion Inc.	Goldman Sachs	9/15/2020	1.42%	Monthly	(12,877)	(4,164,888)	(519,079)
Kakao Corp.	Goldman Sachs	12/31/2021	1.42%	Monthly	(18,212)	(2,140,304)	(58,009)
						(8,047,302)	(609,282)
Taiwan
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.42%	Monthly	(2,059,000)	(3,528,869)	(4,300)
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.42%	Monthly	(536,000)	(2,526,516)	(77,494)
Largan Precision, Class C	Goldman Sachs	9/18/2018	1.42%	Monthly	(29,000)	(3,584,573)	322,156
						(9,639,958)	240,361
Total Short						(17,687,260)	(368,921)
Net unrealized gain/(loss) on Contracts For Difference							$(368,921)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Argentina	$6,042,387	$6,042,387	$—	$—
Bermuda	20,588,552	20,588,552	—	—
Canada	8,111,771	8,111,771	—	—
China	9,561,006	4,104,457	5,456,549	—
France	55,460,084	—	55,460,084	—
Germany	31,832,042	—	31,832,042	—
Hong Kong	21,266,179	—	21,266,179	—
India	5,047,861	5,047,861	—	—
Indonesia	3,441,523	3,441,523	—	—
Ireland	12,080,333	—	12,080,333	—
Japan	101,162,901	—	101,162,901	—
Luxembourg	5,077,278	5,077,278	—	—
Mexico	7,703,453	7,703,453	—	—
Netherlands	12,304,185	—	12,304,185	—
Russia	5,183,906	5,183,906	—	—
Singapore	18,063,058	18,063,058	—	—
South Korea	18,519,705	2,268,171	16,251,534	—
Switzerland	37,141,527	—	37,141,527	—
United Kingdom	73,445,634	14,871,041	58,574,593	—
United States	521,240,458	521,240,458	—	—
Preferred Stock
Germany	4,787,798	—	4,787,798	—
Short-Term Investments	24,042,866	24,042,866	—	—
Contracts For Difference
Equity Contracts	322,156	—	322,156	—
Total Assets	$1,002,426,663	$645,786,782	$356,639,881	$—

The accompanying notes are an integral part of the financial statements.

38	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

	Total	Level 1	Level 2	Level 3
Securities Sold Short
Australia	$(17,580,289)	$(4,170,904)	$(13,409,385)	$—
Belgium	(2,549,954)	—	(2,549,954)	—
Bermuda	(4,069,717)	(4,069,717)	—	—
Canada	(13,661,038)	(13,661,038)	—	—
Chile	(2,135,071)	(2,135,071)	—	—
China	(2,002,927)	—	(2,002,927)	—
Denmark	(2,019,055)	—	(2,019,055)	—
Finland	(4,297,424)	—	(4,297,424)	—
France	(17,677,186)	—	(17,677,186)	—
Germany	(11,153,281)	—	(11,153,281)	—
Hong Kong	(2,595,198)	(2,595,198)	—	—
India	(2,631,570)	(2,631,570)	—	—
Ireland	(2,809,418)	—	(2,809,418)	—
Japan	(68,382,338)	—	(68,382,338)	—
Mexico	(2,691,998)	(2,691,998)	—	—
Netherlands	(4,243,381)	(4,243,381)	—	—
Singapore	(6,249,874)	—	(6,249,874)	—
South Africa	(2,841,563)	—	(2,841,563)	—
Spain	(1,643,062)	—	(1,643,062)	—
Sweden	(11,056,876)	—	(11,056,876)	—
Switzerland	(4,541,272)	—	(4,541,272)	—
Taiwan	(2,367,321)	(2,367,321)	—	—
United Kingdom	(31,203,474)	(4,231,852)	(26,971,622)	—
United States	(209,555,253)	(209,555,253)	—	—
Options Written				—
Equity Contracts	(364,375)	—	(364,375)	—
Contracts For Difference
Equity Contracts	(691,077)	—	(691,077)	—
Total Liabilities	$(431,013,992)	$(252,353,303)	$(178,660,689)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	39

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
LONG POSITIONS—95.3%
COMMON STOCKS—56.9%
Argentina—1.9%
Banco Macro SA - ADR	1,539	$174,076
Grupo Financiero Galicia SA - ADR	2,237	140,797
Grupo Supervielle SA - SP ADR	7,268	223,200
Pampa Energia SA - SP ADR*	7,662	485,235
YPF SA - SP ADR†	19,486	450,321
		1,473,629
Australia—0.2%
Syrah Resources Ltd.*	58,607	152,782
Brazil—5.2%
BK Brasil Operacao e Assessoria a Restaurantes SA*	36,018	183,146
Cia de Saneamento Basico do Estado de Sao Paulo	37,900	439,126
Eneva SA*	25,600	107,229
Minerva SA	305,200	850,676
Movida Participacoes SA*	175,100	413,091
Qualicorp SA	96,600	847,024
Sul America SA	83,400	549,168
Tupy SA	41,700	231,174
Vale SA - SP ADR	26,381	362,211
		3,982,845
Canada—0.7%
Ivanhoe Mines Ltd., Class A*	66,498	167,385
Lundin Mining Corp.	58,406	380,058
		547,443
Chile—0.5%
Geopark Ltd.*	42,306	418,829
China—8.8%
Alibaba Group Holding Ltd. - SP ADR*	14,870	2,767,902
China Construction Bank Corp., Class H	528,000	541,365
China Meidong Auto Holdings Ltd.	1,130,000	421,626
Industrial & Commercial Bank of China Ltd.	455,000	387,906
JD.com, Inc. - ADR*	4,369	205,998
NetEase, Inc. - ADR	787	230,867
Ping An Insurance Group Co. of China Ltd., Class H	32,000	337,066
Tencent Holdings Ltd.	8,500	465,022
Tencent Holdings Ltd. - ADR	10,679	586,170
Vipshop Holdings Ltd. - ADR*	28,051	487,807
West China Cement Ltd.*	1,796,000	303,336
		6,735,065
Egypt—1.4%
Eastern Tobacco	33,083	1,036,061
Hong Kong—1.8%
China Mobile Ltd. - SP ADR	26,062	1,211,622
WH Group Ltd.	167,500	206,294
		1,417,916
Hungary—1.0%
OTP Bank PLC	8,405	374,476
Waberer's International Nyrt*	22,666	416,721
		791,197
India—3.3%
Aurobindo Pharma Ltd.	14,628	136,955
Bharti Airtel Ltd.	23,472	153,426
Gujarat State Petronet Ltd.	128,488	405,903
Indiabulls Housing Finance Ltd.	10,621	202,448
Infosys Ltd.	10,820	193,220
Videocon D2H Ltd. - ADR*	142,681	1,184,252
Westlife Development Ltd.*	13,138	65,569
Yes Bank Ltd.	34,866	170,872
		2,512,645
Indonesia—0.8%
Bank Rakyat Indonesia Persero Tbk PT	2,191,900	602,639
Luxembourg—0.8%
Adecoagro SA*	71,209	640,169
Mexico—3.4%
Alpek SAB de CV	382,600	496,652
Banco del Bajio SA*	108,700	237,286
Bolsa Mexicana de Valores SAB de CV	123,300	228,866
Cemex SAB de CV - SP ADR*	49,231	322,463
CFE Capital S de RL de CV*	252,254	263,887
Credito Real SAB de CV SOFOM ER	335,500	467,014
Gentera SAB de CV	238,500	194,969
Gruma SAB de CV	16,270	188,346
Vista Oil & Gas SAB de CV*	17,632	176,314
		2,575,797
Netherlands—1.6%
DP Eurasia NV*	82,723	242,576
Heineken NV	7,581	787,218
VEON Ltd.	71,919	207,846
		1,237,640
Philippines—1.0%
Bloomberry Resorts Corp.*	1,129,000	312,166
East West Banking Corp.	345,300	185,645
Filinvest Land, Inc.	6,281,000	213,467
Melco Resorts And Entertainment Philippines Corp.*	284,600	41,805
		753,083
Poland—0.5%
AmRest Holdings SE*	3,311	414,008
Russia—3.1%
LUKOIL PJSC - SP ADR	8,105	538,172
Mobile TeleSystems PJSC - SP ADR	22,916	274,075
Sberbank of Russia PJSC - SP ADR	65,397	1,324,943
Tatneft PJSC - SP ADR	3,232	204,263
		2,341,453

The accompanying notes are an integral part of the financial statements.

40	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
Singapore—0.8%
BOC Aviation Ltd.	34,200	$190,787
DBS Group Holdings Ltd.	19,300	414,772
		605,559
South Africa—2.8%
Capitec Bank Holdings Ltd.	3,066	215,143
Clover Industries Ltd.	268,176	370,870
Naspers Ltd., Class N	4,178	1,134,126
Telkom SA SOC Ltd.	91,790	399,785
		2,119,924
South Korea—4.4%
DB Insurance Co. Ltd.*	3,448	220,375
Hanwha Corp.	6,720	274,393
Hyundai Heavy Industries Co. Ltd.*	1,542	185,456
Hyundai Marine & Fire Insurance Co. Ltd.	6,150	234,166
KB Financial Group, Inc.	1,930	113,882
KT Corp. - SP ADR*†	41,209	547,256
KT&G Corp.	4,488	413,614
LG Corp.	3,551	283,011
LG Uplus Corp.	40,260	466,687
Meritz Fire & Marine Insurance Co. Ltd.	16,830	354,497
NCSoft Corp.	333	115,074
SFA Engineering Corp.	5,232	180,572
		3,388,983
Switzerland—0.7%
Glencore PLC	97,131	510,782
Taiwan—2.5%
Compeq Manufacturing Co. Ltd.	133,000	150,045
Hon Hai Precision Industry Co., Ltd.	89,000	262,249
Pegatron Corp.	286,000	719,046
Primax Electronics Ltd.	140,000	353,666
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	10,692	463,498
		1,948,504
Turkey—2.6%
Akbank Turk AS	231,566	643,253
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	43,267	605,457
Migros Ticaret AS*	41,443	261,426
Tupras Turkiye Petrol Rafinerileri AS	2,517	77,250
Turkiye Sinai Kalkinma Bankasi AS	576,166	256,141
Yapi ve Kredi Bankasi AS*	106,835	133,120
		1,976,647
United Arab Emirates—0.7%
Abu Dhabi Commercial Bank PJSC*	165,469	328,875
Emaar Malls PJSC*	355,459	205,171
		534,046
United Kingdom—1.9%
Atrium European Real Estate Ltd.	129,465	646,796
Cairn Energy PLC*	97,147	247,945
Ophir Energy PLC*	200,245	145,007
Petra Diamonds Ltd.*	474,854	399,847
		1,439,595
United States—4.5%
Air Lease Corp.	20,461	893,532
Broadcom Ltd.	772	190,267
Kosmos Energy Ltd.*	45,491	245,196
Lam Research Corp.	996	191,092
Liberty Latin America Ltd., Class C*†	40,786	834,074
Micron Technology, Inc.*	6,400	312,384
Philip Morris International, Inc.	4,743	491,138
Versum Materials, Inc.	2,534	93,809
Wynn Resorts Ltd.	1,274	213,395
		3,464,887
TOTAL COMMON STOCKS (Cost $41,802,783)		43,622,128
EXCHANGE TRADED FUNDS—0.6%
Thailand—0.6%
Jasmine Broadband Internet Infrastructure Fund	1,171,243	450,519
TOTAL EXCHANGE TRADED FUNDS (Cost $406,828)		450,519
PREFERRED STOCKS—5.1%
Brazil—0.7%
Cia Paranaense de Energia, 11.477%	35,100	275,231
Itau Unibanco Holding SA, 5.660%	16,500	258,967
		534,198
Russia—0.4%
Sberbank of Russia PJSC, 2.626%	71,700	286,050
South Korea—4.0%
Samsung Electronics Co., Ltd., 2.133%	1,676	3,078,800
TOTAL PREFERRED STOCKS (Cost $3,190,805)		3,899,048
WARRANTS—0.0%
Mexico—0.0%
Vista Oil & Gas SAB de CV*	13,133	4,006
TOTAL WARRANTS (Cost $0)		4,006

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	41

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS—32.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	25,050,896	$25,050,896
TOTAL SHORT-TERM INVESTMENTS (Cost $25,050,896)		25,050,896
TOTAL INVESTMENTS—95.3%
(Cost $70,451,312)		73,026,597
SECURITIES SOLD SHORT—(0.4%)
COMMON STOCKS—(0.4%)
Hong Kong—(0.4%)
Sino Biopharmaceutical Ltd.	(157,000)	$(294,172)
TOTAL COMMON STOCKS (Proceeds $(294,797))		(294,172)
TOTAL SECURITIES SOLD SHORT—(0.4%) (Proceeds $(294,797))		(294,172)
OTHER ASSETS IN EXCESS OF LIABILITIES—5.1%		3,929,341
NET ASSETS—100.0%		$76,661,766

ADR	— American Depositary Receipt
PLC	— Public Limited Company
NVDR	— Non-Voting Depository Receipt
SP ADR	— Sponsored American Depositary Receipt
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Contracts For Difference held by the Fund at February 28, 2018, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
China
Agricultural Bank of China	Goldman Sachs	9/15/2020	0.70%	Monthly	999,000	$548,902	$(1,508)
Alibaba Group Holding Ltd. - SP ADR	Goldman Sachs	12/31/2021	1.60%	Monthly	4,494	836,513	(5,045)
Baidu Inc. - SP ADR	Goldman Sachs	12/31/2021	1.60%	Monthly	4,062	1,025,005	27,681
China Lesso Group	Goldman Sachs	9/15/2020	0.70%	Monthly	986,000	646,562	(13,902)
China Meidong Auto Holdings Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	440,000	164,173	4,433
China National, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	80,000	78,489	1,789
China Petroleum, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	90,000	71,430	215
China Telecom Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.70%	Monthly	1,106,000	482,233	(8,365)
China Vanke Co., Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	49,500	219,619	(8,494)
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.63%	Monthly	93,700	760,391	(53,219)
Guangzhou Automobile, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	214,000	470,575	(9,251)
Henan Shuang Inv.	Goldman Sachs	9/15/2020	1.63%	Monthly	187,000	800,627	(12,575)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.63	Monthly	23,300	434,170	(48,904)
Kweichow Moutai	Goldman Sachs	9/15/2020	1.63%	Monthly	7,500	853,769	(25,500)
PICC Property & Casualty Co. Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	96,000	188,292	3,476
Qingdao Haier Co., Ltd.	Goldman Sachs	9/15/2020	1.63%	Monthly	130,200	400,314	(19,297)

The accompanying notes are an integral part of the financial statements.

42	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
China—(continued)
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.70%	Monthly	52,100	$273,268	$(16,445)
Sichuan Swellfun, Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	43,500	294,786	(19,806)
Sunny Optical Technology Group Co., Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	14,000	228,984	(6,000)
Tencent Holdings Ltd.	Goldman Sachs	12/31/2021	0.70%	Monthly	58,000	3,173,094	(132,213)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	66,100	768,771	(67,270)
						12,719,967	(410,201)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.60%	Monthly	87,922	383,762	4,145
EFG-Hermes Holdings	Goldman Sachs	9/15/2020	1.60%	Monthly	153,273	191,808	1,318
						575,570	5,464
Greece
Motor Oil SA	Goldman Sachs	9/15/2020	-0.37%	Monthly	16,135	378,735	783

Hong Kong
Brilliance China	Goldman Sachs	9/15/2020	0.70%	Monthly	152,000	403,891	1,679
CNOOC Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	100,000	142,714	(2,247)
Haier Electronics Group Co. Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	116,000	395,150	(6,703)
Joy City Property	Goldman Sachs	9/15/2020	0.70%	Monthly	1,930,000	317,949	(315)
K. Wah International Holdings Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	235,000	151,599	(1,609)
Kunlun Energy Co. Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	196,000	183,691	1,540
						1,594,994	(7,656)
India
Videocon D2H Ltd. - ADR	Goldman Sachs	12/31/2021	1.60%	Monthly	15,586	129,364	1,665

Israel
Gazit Globe Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	83,778	851,425	13,611
Israel Discount Bank	Goldman Sachs	9/15/2020	0.10%	Monthly	134,278	385,034	15,420
Tamar Petroleum Ltd. NPV	Goldman Sachs	9/15/2020	0.10%	Monthly	175,655	1,053,066	(7,734)
						2,289,525	21,297
Japan
Suzuki Motor Co.	Goldman Sachs	9/15/2020	-0.04%	Monthly	5,500	313,752	8,336

Luxembourg
Samsonite International SA	Goldman Sachs	12/31/2021	0.70%	Monthly	92,100	401,310	5,137

Mexico
Grupo GicSA SA de CV	Goldman Sachs	12/31/2021	1.60%	Monthly	1,310,400	764,663	(18,960)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	43

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	1.60%	Monthly	67,180	$692,700	$25,796
Eugene Technology	Goldman Sachs	9/15/2020	1.60%	Monthly	27,514	551,637	(15,359)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.17%	Monthly	13,150	595,775	(18,132)
Hyundai Mobis Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	1,613	339,610	8,124
Kiwoom Securities	Goldman Sachs	9/15/2020	1.60%	Monthly	1,528	139,420	(6,373)
KT Corp.	Goldman Sachs	12/31/2021	1.60%	Monthly	2,891	74,404	1,140
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	499	1,084,361	(8,432)
Samsung SDI Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	3,279	518,338	(26,510)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.60%	Monthly	3,310	233,432	1,838
						4,229,677	(37,909)
Taiwan
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	270,000	2,241,971	(551)

Turkey
Logo Yazilim	Goldman Sachs	9/15/2020	1.60%	Monthly	22,834	328,560	(1,511)
Yatas	Goldman Sachs	9/15/2020	1.60%	Monthly	87,380	671,181	118,633
						999,741	117,123
United Kingdom
BGEO Group PLC	Goldman Sachs	9/15/2020	0.50%	Monthly	15,482	721,106	(9,479)
Georgia Healthcare Group PLC	Goldman Sachs	12/31/2021	0.50%	Monthly	21,822	99,140	(4,692)
Petra Diamonds Ltd.	Goldman Sachs	12/31/2021	0.50%	Monthly	426,742	359,335	(68,560)
TBC Bank Group PLC	Goldman Sachs	9/15/2020	0.50%	Monthly	15,365	332,288	(28,953)
						1,511,869	(111,683)
Total Long						28,151,138	(427,155)

Short
Argentina
Mercadolibre Inc. Com.	Goldman Sachs	9/15/2020	1.42%	Monthly	(689)	$(267,311)	$(8,340)

Brazil
B2W Cia Digital	Goldman Sachs	9/15/2020	1.42%	Monthly	(47,500)	(345,252)	3,398
Marcopolo SA	Goldman Sachs	9/15/2020	1.42%	Monthly	(157,100)	(196,925)	(4,550)
Natura Cosmeticos SA	Goldman Sachs	9/15/2020	1.42%	Monthly	(40,800)	(424,223)	9,609
Raia Drogasil SA	Goldman Sachs	9/15/2020	1.42%	Monthly	(9,200)	(220,784)	11,453
						(1,187,184)	19,910
Chile
Sociedad Quimica Mineral	Goldman Sachs	9/15/2020	1.42%	Monthly	(7,286)	(363,571)	38,927

China
China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(90,000)	(264,364)	1,319
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(51,400)	(250,042)	(5,361)
Cosco Shipping Development Co., Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(1,515,000)	(306,343)	(2,453)

The accompanying notes are an integral part of the financial statements.

44	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short—(continued)
China—(continued)
Cosco Shipping Holdings Co., Ltd.	Goldman Sachs	9/15/2020	0.07%	Monthly	(544,500)	$(283,664)	$(112)
Dongfang Electric Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(454,800)	(378,043)	(10,297)
Great Wall Motor Class H	Macquarie	9/18/2018	0.14%	Monthly	(322,000)	(376,681)	(17,503)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(768,000)	(267,549)	(2,619)
Huaneng Power International Inc., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(314,000)	(192,253)	(4,457)
Maanshan Iron & Steel	Goldman Sachs	9/15/2020	0.07%	Monthly	(828,000)	(442,134)	(982)
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(40,400)	(239,771)	1,335
Parkson Retail Group Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(1,472,000)	(170,198)	40,446
Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2020	0.07%	Monthly	(129,000)	(170,614)	(14,565)
Shanhai Electric, Class H	Goldman Sachs	9/15/2020	0.07%	Monthly	(1,044,000)	(391,877)	(3,715)
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(435,000)	(389,613)	(22,575)
Tsingtao Brewery Co., Ltd., Class H	Goldman Sachs	12/31/2021	0.07%	Monthly	(56,000)	(306,080)	2,721
Yashili International Holdings Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(600,000)	(106,569)	(3,102)
						(4,535,795)	(41,920)
Colombia
Ecopetrol SA - SP ADR	Goldman Sachs	9/15/2020	1.42%	Monthly	(13,113)	(229,609)	(2,256)

France
Edenred	Goldman Sachs	9/15/2020	-0.36%	Monthly	(5,372)	(188,482)	(6,924)

Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	12/31/2021	0.07%	Monthly	(93,109)	(409,870)	(13,660)
Cathay Pacific Airways	Goldman Sachs	9/15/2020	0.07%	Monthly	(298,000)	(502,744)	(10,816)
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	9/15/2020	0.09%	Monthly	(491,000)	(478,117)	10,653
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(104,000)	(400,535)	(3,812)
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(85,800)	(327,498)	(4,039)
Fullshare Holdings	Goldman Sachs	9/15/2020	0.07%	Monthly	(625,000)	(349,620)	(47,257)
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(525,000)	(492,403)	(5,378)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	12/31/2021	0.07%	Monthly	(219,200)	(433,588)	(10,039)
Imperial Pacific International Holdings Ltd.	Morgan Stanley	12/31/2021	0.09%	Monthly	(4,200,000)	(53,131)	2,242

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	45

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short—(continued)
Hong Kong— (continued)
MTR Corp.	Goldman Sachs	9/15/2020	0.07%	Monthly	(64,056)	$(338,073)	$(402)
Towngas China Co., Ltd.	Macquarie	12/31/2021	0.14%	Monthly	(375,195)	(303,478)	7,198
Vision Fame International Holdings Ltd.	Macquarie	9/19/2018	0.14%	Monthly	(138,000)	(6,965)	(627)
						(4,096,022)	(75,936)
India
Wipro Ltd. - SP ADR	Goldman Sachs	9/15/2020	1.42%	Monthly	(25,302)	(139,414)	771

Indonesia
H. M. Sampoerna	Macquarie	9/18/2018	1.44%	Monthly	(1,281,800)	(449,378)	5,253
Jasa Marga	Macquarie	9/18/2018	1.44%	Monthly	(258,600)	(100,256)	4,663
Jasa Marga	Morgan Stanley	9/18/2018	1.42%	Monthly	(218,900)	(84,864)	3,909
Unilever Indonesia TBK PT	Macquarie	9/19/2018	1.44%	Monthly	(129,500)	(507,695)	10,072
						(1,142,193)	23,897
Italy
Prada S.P.A.	Goldman Sachs	12/31/2021	0.07%	Monthly	(102,400)	(423,549)	(5,448)

Malaysia
Digi.com. Bhd	Morgan Stanley	9/15/2020	1.42%	Monthly	(414,300)	(511,925)	1,864
Maxis Bhd	Morgan Stanley	9/15/2020	1.42%	Monthly	(289,600)	(436,951)	12,318
						(948,876)	14,182
Mexico
El Puerto de Liver	Goldman Sachs	9/15/2020	1.42%	Monthly	(49,900)	(341,082)	9,105
Fresnillo PLC	Goldman Sachs	12/31/2021	0.47%	Monthly	(8,815)	(147,279)	18,060
Grupo Televisa SAB - SP ADR	Goldman Sachs	9/15/2020	1.42%	Monthly	(5,938)	(101,005)	13,209
Kimberly-Clark MXC	Goldman Sachs	9/15/2020	1.42%	Monthly	(183,600)	(333,683)	9,480
Telesites SAB CV	Goldman Sachs	9/15/2020	1.42%	Monthly	(357,300)	(284,124)	(6,011)
						(1,207,173)	43,843
Singapore
Sats Ltd. NPV	Goldman Sachs	9/15/2020	1.54%	Monthly	(97,600)	(381,727)	1,507
SembCorp. Marine Ltd.	Morgan Stanley	12/31/2021	1.65%	Monthly	(202,900)	(318,972)	84,877
Singapore Airlines Ltd. NPV	Goldman Sachs	9/15/2020	1.54%	Monthly	(55,400)	(461,616)	8,726
Singapore Press Holdings Ltd.	Goldman Sachs	9/15/2020	1.54%	Monthly	(192,400)	(375,894)	10,531
						(1,538,209)	105,641
South Africa
MTN Group Ltd.	Goldman Sachs	9/15/2020	6.56%	Monthly	(44,979)	(487,311)	(9,766)
Nampak	Goldman Sachs	9/15/2020	6.56%	Monthly	(175,565)	(236,245)	13,944
						(723,556)	4,179
South Korea
Amorepacific Group	Goldman Sachs	9/15/2020	1.42%	Monthly	(3,578)	(415,142)	417
Celltrion Health	Goldman Sachs	9/19/2018	1.42%	Monthly	(258)	(28,009)	2,112
Celltrion Health	Macquarie	9/18/2018	1.44%	Monthly	(2,350)	(255,125)	19,235
Celltrion Health	Morgan Stanley	9/19/2018	1.42%	Monthly	(1,544)	(167,623)	12,695
Celltrion Inc.	Goldman Sachs	9/15/2020	1.42%	Monthly	(1,404)	(454,104)	(56,596)
CJ CGV Co., Ltd.	Morgan Stanley	9/15/2020	1.42%	Monthly	(7,273)	(474,976)	23,662
Hite Jinro Co. Ltd.	Goldman Sachs	9/15/2020	1.42%	Monthly	(15,447)	(313,818)	(11,395)

The accompanying notes are an integral part of the financial statements.

46	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short—(continued)
South Korea—(continued)
Kakao Corp.	Goldman Sachs	12/31/2021	1.42%	Monthly	(2,152)	$(252,907)	$(6,780)
LG Display Co., Ltd.	Goldman Sachs	9/15/2020	1.42%	Monthly	(14,510)	(399,243)	8,527
Paradise Co. Ltd.	Morgan Stanley	12/31/2021	1.42%	Monthly	(19,610)	(331,391)	57,620
Posco Daewoo Corp.	Macquarie	9/18/2018	1.44%	Monthly	(21,770)	(405,011)	11,319
Seah Besteel Corp.	Goldman Sachs	12/31/2021	1.42%	Monthly	(13,410)	(352,804)	(4,028)
Tongyang Life Insurance Co., Ltd.	Morgan Stanley	12/31/2021	1.42%	Monthly	(22,100)	(146,735)	8,946
						(3,996,888)	65,733
Switzerland
Cie Financiere Richemont SA	Goldman Sachs	9/15/2020	6.56%	Monthly	(16,120)	(142,650)	3,147

Taiwan
AU Optronics Corp.	Goldman Sachs	9/15/2020	1.42%	Monthly	(834,000)	(367,213)	15,275
Cheng Shin Rubber	Goldman Sachs	9/15/2020	1.42%	Monthly	(122,000)	(209,093)	(231)
Eclat Textile Co., Ltd.	Goldman Sachs	12/31/2021	1.42%	Monthly	(29,500)	(309,320)	4,559
Feng Tay Enterprise	Goldman Sachs	9/15/2020	1.42%	Monthly	(108,000)	(509,074)	(15,621)
Ginko International	Goldman Sachs	9/15/2020	1.42%	Monthly	(21,000)	(152,431)	(2,681)
Innolux Corp.	Goldman Sachs	9/15/2020	1.42%	Monthly	(759,000)	(330,228)	8,765
Kinsus Interconne	Goldman Sachs	9/15/2020	1.42%	Monthly	(160,000)	(274,603)	(5,836)
Largan Precision, Class C	Macquarie	9/18/2018	1.44%	Monthly	(2,000)	(247,212)	23,288
United Microelectronics Corp. - SP ADR	Goldman Sachs	9/15/2020	1.42%	Monthly	(196,063)	(472,512)	5,892
						(2,871,686)	33,410
Thailand
Airports of Thailand PCL	Morgan Stanley	9/15/2020	1.42%	Monthly	(188,600)	(422,791)	(12,673)
Robinson Department Store	Macquarie	9/19/2018	1.44%	Monthly	(140,500)	(299,643)	21,475
Thai Airways International PCL - NVDR	Morgan Stanley	12/31/2021	1.42%	Monthly	(707,500)	(340,339)	6,863
						(1,062,773)	15,665
United Kingdom
Antofagasta PLC	Goldman Sachs	12/31/2021	0.47%	Monthly	(15,446)	(183,630)	9,455
Standard Chartered PLC	Goldman Sachs	12/31/2020	0.47%	Monthly	(32,917)	(364,954)	12,817
Subsea 7 S.A Com.	Goldman Sachs	9/15/2020	0.50%	Monthly	(24,692)	(366,660)	(1,017)
						(915,244)	21,255
Total Short						(25,980,185)	249,735
Net unrealized gain/(loss) on Contracts For Difference							$(177,420)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	47

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Argentina	$1,473,629	$1,473,629	$—	$—
Australia	152,782	—	152,782	—
Brazil	3,982,845	3,982,845	—	—
Canada	547,443	547,443	—	—
Chile	418,829	418,829	—	—
China	6,735,065	4,700,370	2,034,695	—
Egypt	1,036,061	—	1,036,061	—
Hong Kong	1,417,916	1,211,622	206,294	—
Hungary	791,197	416,721	374,476	—
India	2,512,645	1,184,252	1,328,393	—
Indonesia	602,639	602,639	—	—
Luxembourg	640,169	640,169	—	—
Mexico	2,575,797	2,575,797	—	—
Netherlands	1,237,640	450,422	787,218	—
Philippines	753,083	753,083	—	—
Poland	414,008	414,008	—	—
Russia	2,341,453	2,341,453	—	—
Singapore	605,559	—	605,559	—
South Africa	2,119,924	370,870	1,749,054	—
South Korea	3,388,983	960,870	2,428,113	—
Switzerland	510,782	—	510,782	—
Taiwan	1,948,504	463,498	1,485,006	—
Turkey	1,976,647	256,141	1,720,506	—
United Arab Emirates	534,046	534,046	—	—
United Kingdom	1,439,595	791,803	647,792	—
United States	3,464,887	3,464,887	—	—
Exchange Traded Funds	450,519	—	450,519	—
Preferred Stock
Brazil	534,198	534,198	—	—
Russia	286,050	—	286,050	—
South Korea	3,078,800	—	3,078,800	—
Warrant	4,006	4,006	—	—
Short-Term Investments	25,050,896	25,050,896	—	—
Contracts For Difference
Equity Contracts	840,420	—	840,420	—
Total Assets	$73,867,017	$54,144,497	$19,722,520	$—

	Total	Level 1	Level 2	Level 3
Securities Sold Short
Hong Kong	$(294,172)	$—	$(294,172)	$—
Contracts For Difference
Equity Contracts	(1,017,840)	—	(1,017,840)	—
Total Liabilities	$(1,312,012)	$—	$(1,312,012)	$—

The accompanying notes are an integral part of the financial statements.

48	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND Portfolio of Investments February 28, 2018 (unaudited)

	Number of Shares	Value
COMMON STOCKS—60.3%
Argentina—2.0%
Banco Macro SA - ADR	199	$22,509
Grupo Financiero Galicia SA - ADR	293	18,441
Grupo Supervielle SA - SP ADR	948	29,113
Pampa Energia SA - SP ADR*	1,045	66,180
YPF SA - SP ADR	2,556	59,069
		195,312
Australia—0.2%
Syrah Resources Ltd.*	7,774	20,266
Brazil—2.1%
BK Brasil Operacao e Assessoria a Restaurantes SA*	4,550	23,136
Minerva SA	38,300	106,753
Tupy SA	5,300	29,382
Vale SA - SP ADR	3,343	45,899
		205,170
Canada—0.8%
Ivanhoe Mines Ltd., Class A*	8,821	22,204
Lundin Mining Corp.	7,808	50,808
		73,012
Chile—0.5%
Geopark Ltd.*	4,948	48,985
China—17.1%
Alibaba Group Holding Ltd. - SP ADR*	2,470	459,766
Baidu, Inc. - SP ADR*	518	130,712
China Construction Bank Corp., Class H	68,000	69,721
China Meidong Auto Holdings Ltd.	166,000	61,938
China Telecom Corp. Ltd.	138,000	60,170
Industrial & Commercial Bank of China Ltd.	59,000	50,300
JD.com, Inc. - ADR*	553	26,074
NetEase, Inc. - ADR	99	29,042
Ping An Insurance Group Co. of China Ltd., Class H	4,000	42,133
Shanghai Haohai Biological Technology Co., Ltd., Class H	6,900	36,191
Sunny Optical Technology Group Co., Ltd.	2,000	32,712
Tencent Holdings Ltd.	8,600	470,493
Tencent Holdings Ltd. - ADR	1,221	67,021
Vipshop Holdings Ltd. - ADR*	3,776	65,664
West China Cement Ltd.*	234,000	39,521
		1,641,458
Egypt—1.4%
Eastern Tobacco	4,314	135,102
Hong Kong—1.9%
China Mobile Ltd. - SP ADR	3,280	152,487
WH Group Ltd.	21,000	25,864
		178,351
Hungary—1.1%
OTP Bank PLC	1,062	47,316
Waberer's International Nyrt*	3,051	56,094
		103,410
India—1.8%
Videocon d2h Ltd. - ADR*	20,644	171,345
Indonesia—1.1%
Bank Rakyat Indonesia Persero Tbk PT	274,100	75,361
Bank Rakyat Indonesia Persero Tbk PT - ADR	1,824	25,144
		100,505
Luxembourg—0.9%
Adecoagro SA*	9,312	83,715
Mexico—4.5%
Alpek SAB de CV	50,100	65,035
Banco del Bajio SA*	13,700	29,906
Bolsa Mexicana de Valores SAB de CV	15,500	28,771
Cemex SAB de CV - SP ADR*	6,203	40,630
CFE Capital S de RL de CV*	31,975	33,450
Credito Real SAB de CV SOFOM ER	42,300	58,881
Gentera SAB de CV	31,600	25,832
Gruma SAB de CV	2,155	24,947
Grupo GICSA SA de CV*	167,200	97,567
Vista Oil & Gas SAB de CV*	2,311	23,109
		428,128
Netherlands—1.7%
DP Eurasia NV*	10,825	31,743
Heineken NV	959	99,583
VEON Ltd.	9,682	27,981
		159,307
Philippines—1.0%
Bloomberry Resorts Corp.*	142,300	39,346
East West Banking Corp.	44,600	23,978
Filinvest Land, Inc.	812,000	27,597
Melco Resorts And Entertainment Philippines Corp.*	37,900	5,567
		96,488
Russia—3.2%
LUKOIL PJSC - SP ADR	1,022	67,861
Mobile TeleSystems PJSC - SP ADR	3,040	36,359
Sberbank of Russia PJSC - SP ADR	8,727	176,809
Tatneft PJSC - SP ADR	407	25,722
		306,751
Singapore—0.8%
BOC Aviation Ltd.	4,400	24,546
DBS Group Holdings Ltd.	2,600	55,876
		80,422
South Africa—2.9%
Capitec Bank Holdings Ltd.	400	28,068

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	49

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

	Number of Shares	Value
South Africa—(continued)
Clover Industries Ltd.	35,575	$49,198
Naspers Ltd.	541	146,856
Telkom SA SOC Ltd.	11,530	50,218
		274,340
South Korea—3.4%
DB Insurance Co. Ltd.*	452	28,889
Hanwha Corp.	850	34,707
Hyundai Heavy Industries Co., Ltd.*	198	23,813
Hyundai Marine & Fire Insurance Co., Ltd.	810	30,841
KB Financial Group, Inc.	240	14,162
KT Corp. - SP ADR*	6,252	83,027
LG Corp.	459	36,582
Meritz Fire & Marine Insurance Co., Ltd.	2,200	46,339
SFA Engineering Corp.	697	24,056
		322,416
Switzerland—0.7%
Glencore PLC	12,576	66,133
Taiwan—1.2%
Compeq Manufacturing Co., Ltd.	18,000	20,307
Primax Electronics Ltd.	18,000	45,471
Taiwan Semiconductor Manufacturing Co., Ltd. - SP ADR	1,239	53,711
		119,489
Turkey—1.4%
Mavi Giyim Sanayi Ve Ticaret AS, Class B*	5,603	78,406
Migros Ticaret AS*	5,226	32,966
Tupras Turkiye Petrol Rafinerileri AS	319	9,790
Yapi ve Kredi Bankasi AS*	14,172	17,659
		138,821
United Kingdom—4.0%
Atrium European Real Estate Ltd.	16,767	83,767
BGEO Group PLC	1,902	88,590
Cairn Energy PLC*	12,501	31,906
Georgia Healthcare Group PLC*	2,865	13,016
Ophir Energy PLC*	26,716	19,346
Petra Diamonds Ltd.*	116,771	98,326
TBC Bank Group PLC	2,068	44,723
		379,674
United States—4.6%
Air Lease Corp.	2,645	115,507
Broadcom Ltd.	97	23,907
Kosmos Energy Ltd.*	5,854	31,553
Lam Research Corp.	126	24,175
Liberty Latin America Ltd. Class C*	5,156	105,440
Micron Technology, Inc.*	857	41,830
Philip Morris International, Inc.	597	61,819
Versum Materials, Inc.	318	11,772
Wynn Resorts Ltd.	162	27,135
		443,138
TOTAL COMMON STOCKS (Cost $5,700,403)		5,771,738
EXCHANGE TRADED FUNDS—3.0%
Thailand—0.6%
Jasmine Broadband Internet Infrastructure Fund	157,600	60,621
United States—2.4%
iShares MSCI India ETF	6,680	229,257
TOTAL EXCHANGE TRADED FUNDS (Cost $294,858)		289,878
PREFERRED STOCKS—0.7%
Brazil—0.7%
Cia Paranaense de Energia, 11.477%	4,600	36,070
Itau Unibanco Holding SA, 5.660%	2,100	32,960
		69,030
TOTAL PREFERRED STOCKS (Cost $61,474)		69,030
SHORT-TERM INVESTMENTS—36.3%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 1.29%	3,474,298	3,474,298
TOTAL SHORT-TERM INVESTMENTS (Cost $3,474,298)		3,474,298
TOTAL INVESTMENTS—100.3%
(Cost $9,531,033)		9,604,944
LIABILITIES IN EXCESS OF OTHER ASSETS—(0.3)%		(25,851)
NET ASSETS—100.0%		$9,579,093

ADR	— American Depositary Receipt
PLC	— Public Limited Company
SP ADR	— Sponsored American Depositary Receipt
*	— Non-income producing.

The accompanying notes are an integral part of the financial statements.

50	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Contracts for Difference held by the Fund at February 28, 2018, are as follows:

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Brazil
Cia de Saneamento Basico	Goldman Sachs	9/15/2020	1.60%	Monthly	4,900	$56,773	$1,848
Eneva SA	Goldman Sachs	9/15/2020	1.60%	Monthly	3,600	15,079	(415)
Movida Participacoes SA	Goldman Sachs	9/15/2020	1.60%	Monthly	22,000	51,902	(1,781)
Qualicorp SA	Goldman Sachs	9/15/2020	1.60%	Monthly	12,300	107,851	(2,152)
Sul America SA	Goldman Sachs	9/15/2020	1.60%	Monthly	11,300	74,408	2,305
						306,013	(194)
China
Agricultural Bank	Goldman Sachs	9/15/2020	0.70%	Monthly	129,000	70,879	(194)
China Lesso Group	Goldman Sachs	9/15/2020	0.70%	Monthly	127,000	83,279	(1,791)
China Meidong Auto Holdings Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	44,000	16,417	443
China National, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	10,000	9,811	224
China Petroleum, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	10,000	7,937	24
China Vanke Co., Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	6,200	27,508	(1,064)
Gree Electric Appliances Inc.	Goldman Sachs	9/15/2020	1.63%	Monthly	11,700	94,947	(6,646)
Guangzhou Automobile, Class H	Goldman Sachs	9/15/2020	0.70%	Monthly	28,000	61,571	(1,210)
Haier Electronics	Goldman Sachs	9/15/2020	0.70%	Monthly	14,000	47,691	(808)
Henan Shuang Inv.	Goldman Sachs	9/15/2020	1.63%	Monthly	23,600	101,042	(1,586)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	3,100	57,765	(6,507)
Kweichow Moutai	Goldman Sachs	9/15/2020	1.63%	Monthly	900	102,452	(3,060)
PICC Property & Casualty	Goldman Sachs	9/15/2020	0.70%	Monthly	12,000	23,537	435
Qingdao Haier Co. Ltd.	Goldman Sachs	9/15/2020	1.63%	Monthly	17,500	53,806	(2,593)
Sichuan Swellfun, Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	5,700	38,627	(2,596)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	9/15/2020	1.63%	Monthly	8,300	96,532	(8,448)
						893,801	(35,377)
Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	12/31/2021	1.60%	Monthly	11,295	49,300	532
EFG-Hermes Holdings	Goldman Sachs	9/15/2020	1.60%	Monthly	20,333	25,445	174
						74,745	707
Greece
Motor Oil SA	Goldman Sachs	9/15/2020	-0.37%	Monthly	2,089	49,035	102

Hong Kong
Brilliance China	Goldman Sachs	9/15/2020	0.70%	Monthly	20,000	53,144	222
CNOOC Ltd. NPV	Goldman Sachs	9/15/2020	0.70%	Monthly	13,000	18,553	(292)
Joy City Property	Goldman Sachs	9/15/2020	0.70%	Monthly	242,000	39,867	(39)
K. Wah International Holdings Ltd.	Goldman Sachs	9/15/2020	0.70%	Monthly	31,000	19,998	(213)
Kunlun Energy Corp.	Goldman Sachs	9/15/2020	0.70%	Monthly	26,000	24,367	204
						155,929	(118)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	51

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND Portfolio of Investments (continued) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
Israel
Gazit-Globe Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	10,850	$110,267	$1,762
Israel Discount Bank	Goldman Sachs	9/15/2020	0.10%	Monthly	16,918	48,511	1,943
Tamar Petroleum Ltd.	Goldman Sachs	9/15/2020	0.10%	Monthly	22,697	136,071	(999)
						294,849	2,706
Japan
Suzuki Motor Corp.	Goldman Sachs	9/15/2020	-0.04%	Monthly	700	39,932	1,061

Luxembourg
Samsonite International SA	Goldman Sachs	12/31/2021	0.70%	Monthly	11,700	50,981	652

Poland
AmRest Holdings SE	Goldman Sachs	9/15/2020	1.60%	Monthly	445	55,643	(115)

Russia
Sberbank of Russia PJSC	Goldman Sachs	9/15/2020	1.60%	Monthly	10,100	40,294	1,722

South Korea
Bnk Financial Group	Goldman Sachs	9/15/2020	1.60%	Monthly	8,700	89,707	3,171
Eugene Technology	Goldman Sachs	9/15/2020	1.60%	Monthly	3,682	73,822	(2,172)
Hana Financial Group, Inc.	Goldman Sachs	12/31/2021	1.20%	Monthly	1,660	75,208	(2,394)
Hyundai Mobis Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	213	44,846	955
Kiwoom Securities	Goldman Sachs	9/15/2020	1.60%	Monthly	199	18,157	(917)
KT&G Corp.	Goldman Sachs	9/15/2020	1.60%	Monthly	604	55,665	608
LG Uplus Corp.	Goldman Sachs	12/31/2021	1.60%	Monthly	5,420	62,828	(1,755)
NCSoft Corp.	Goldman Sachs	9/15/2020	1.60%	Monthly	45	15,551	(767)
Samsung Electronics Co.	Goldman Sachs	9/15/2020	1.60%	Monthly	219	402,301	(8,061)
Samsung Electronics Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	65	141,249	(1,341)
Samsung SDI Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	412	65,128	(3,428)
SK Hynix Inc.	Goldman Sachs	9/15/2020	1.60%	Monthly	430	30,325	202
						1,074,787	(15,899)
Taiwan
Hon Hai Precision Industry Co., Ltd.	Goldman Sachs	9/15/2020	1.60%	Monthly	11,000	32,413	(816)
Pegatron Corp.	Goldman Sachs	12/31/2021	1.60%	Monthly	37,000	93,024	(3,287)
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	12/31/2021	1.60%	Monthly	36,000	298,929	(74)
						424,366	(4,178)
Turkey
Akbank Turk AS	Goldman Sachs	9/15/2020	1.60%	Monthly	29,158	80,996	2,600
Logo Yazilim Sanayi	Goldman Sachs	9/15/2020	1.60%	Monthly	3,074	44,232	(204)
Turkiye Sinai Kalkinma Bankasi AS	Goldman Sachs	9/15/2020	1.60%	Monthly	77,651	34,520	2,275
Yatas Yatak ve Yorgan	Goldman Sachs	9/15/2020	1.60%	Monthly	11,317	86,928	15,365
						246,676	20,036

The accompanying notes are an integral part of the financial statements.

52	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS EMERGING MARKETS FUND Portfolio of Investments (concluded) February 28, 2018 (unaudited)

Reference Company	Counterparty	Expiration Date	Financing Rate	Payment Frequency	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
United Arab Emirates
Abu Dhabi Commercial Bank PJSC	Goldman Sachs	9/15/2020	1.60%	Monthly	22,118	$43,960	$(438)
Emaar Malls PJSC	Goldman Sachs	9/15/2020	1.60%	Monthly	46,697	26,954	(2,299)
						70,914	(2,736)
Total Long						3,777,965	(31,631)
Net unrealized gain/(loss) on Contracts For Difference							$(31,631)

A summary of the inputs used to value the Fund's investments carried at fair value as of February 28, 2018 is as follows (see Notes to Portfolio of Investments):

	Total	Level 1	Level 2	Level 3
Common Stock
Argentina	$195,312	$195,312	$—	$—
Australia	20,266	—	20,266	—
Brazil	205,170	205,170	—	—
Canada	73,012	73,012	—	—
Chile	48,985	48,985	—	—
China	1,641,458	840,217	801,241	—
Egypt	135,102	—	135,102	—
Hong Kong	178,351	152,487	25,864	—
Hungary	103,410	56,094	47,316	—
India	171,345	171,345	—	—
Indonesia	100,505	100,505	—	—
Luxembourg	83,715	83,715	—	—
Mexico	428,128	403,181	24,947	—
Netherlands	159,307	59,724	99,583	—
Philippines	96,488	96,488	—	—
Russia	306,751	306,751	—	—
Singapore	80,422	—	80,422	—
South Africa	274,340	49,198	225,142	—
South Korea	322,416	83,027	239,389	—
Switzerland	66,133	—	66,133	—
Taiwan	119,489	53,711	65,778	—
Turkey	138,821	—	138,821	—
United Kingdom	379,674	116,129	263,545	—
United States	443,138	443,138	—	—
Exchange Traded Funds	289,878	229,257	60,621	—
Preferred Stock
Brazil	69,030	69,030	—	—
Short-Term Investments	3,474,298	3,474,298	—	—
Contracts For Difference
Equity Contracts	38,829	—	38,829	—
Total Assets	$9,643,773	$7,310,774	$2,332,999	$—

	Total	Level 1	Level 2	Level 3
Contracts For Difference
Equity Contracts	$(70,460)	$—	$(70,460)	$—
Total Liabilities	$(70,460)	$—	$(70,460)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	53

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES February 28, 2018 (unaudited)

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund
ASSETS
Investments in securities, at value † ^	$547,148,440	$901,770,973	$6,793,269,089
Short-term investments, at value **	123,234,154	125,726,781	247,895,596
Cash	—	481,130	—
Foreign currency, at value #	—	1,063,348	4,613,177
Receivables
Investments sold	2,902,880	11,365,934	18,331,045
Deposits with brokers for contracts for difference	—	—	7,510,000
Deposits with brokers for securities sold short	—	380,096,270	3,040,713,865
Capital shares sold	4,721,173	330,170	14,451,810
Dividends and interest	267,518	579,074	11,500,162
Due from Advisor	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	1,877,376
Prepaid expenses and other assets	32,030	44,614	181,031
Total assets	678,306,195	1,421,458,294	10,140,343,151
LIABILITIES
Securities sold short, at fair value ‡	—	372,873,641	2,965,542,875
Options written, at value + ◊	—	395,103	—
Due to custodian	—	—	35,143,169
Payables
Securities lending collateral	112,450,121	111,554,720	—
Investments purchased	5,296,811	10,298,657	6,076,392
Capital shares redeemed	6,740,052	492,472	4,652,488
Investment advisory fees	410,347	1,653,206	6,818,067
Custodian fees	6,322	17,447	74,078
Distribution and service fees	95,338	25,563	—
Dividends on securities sold-short	—	74,720	2,669,736
Administration and accounting fees	22,255	45,690	351,668
Transfer agent fees	77	14,451	220,677
Unrealized depreciation on contracts for difference ◊	—	—	14,685,629
Other accrued expenses and liabilities	48,968	56,122	161,474
Total liabilities	125,070,291	497,501,792	3,036,396,253
Net Assets	$553,235,904	$923,956,502	$7,103,946,898
NET ASSETS CONSIST OF:
Par value	$22,000	$43,211	$412,711
Paid-in capital	427,245,575	758,945,143	5,743,327,523
Undistributed net investment income/(accumulated net investment loss)	(489,902)	(16,976,694)	(36,810,394)
Accumulated net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	21,190,682	33,837,119	79,967,267
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	105,267,549	148,107,723	1,317,049,791
Net Assets	$553,235,904	$923,956,502	$7,103,946,898
INSTITUTIONAL CLASS
Net assets	$420,022,113	$844,871,233	$6,953,043,587
Shares outstanding	16,525,256	39,227,572	403,781,909
Net asset value, offering and redemption price per share	$25.42	$21.54	$17.22
INVESTOR CLASS
Net assets	$133,213,791	$79,085,268	$150,903,311
Shares outstanding	5,474,649	3,983,227	8,929,359
Net asset value, offering and redemption price per share	$24.33	$19.85	$16.90
† Investments in securities, at cost	$441,880,854	$724,907,692	$5,149,989,322
^ Includes market value of securities on loan	108,289,573	106,861,824	—
** Short-term investments, at cost	123,234,154	125,726,781	247,895,596
# Foreign currency, at cost	—	1,060,415	4,799,995
‡ Proceeds received, securities sold short	—	341,286,137	2,652,307,970
+ Premiums received, options written	—	2,871,380	—
◊ Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

54	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (continued) February 28, 2018 (unaudited)

	Boston Partners All-Cap Value Fund	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund
ASSETS
Investments in securities, at value † ^	$1,997,139,917	$30,348,275	$632,724,776
Short-term investments, at value **	268,996,905	7,228,154	58,178,724
Cash	—	632	—
Foreign currency, at value #	—	—	308,589
Receivables
Investments sold	5,639,771	303,209	2,900,211
Deposits with brokers for contracts for difference	—	—	—
Deposits with brokers for securities sold short	—	—	—
Capital shares sold	6,038,493	—	2,416,000
Dividends and interest	2,878,101	26,458	1,305,025
Due from Advisor	—	—	—
Unrealized appreciation on contracts for difference ◊	—	—	—
Prepaid expenses and other assets	90,355	9,888	31,833
Total assets	2,280,783,542	37,916,616	697,865,158
LIABILITIES
Securities sold short, at fair value ‡	—	—	—
Options written, at value + ◊	—	—	—
Due to custodian	—	—	2,215
Payables
Securities lending collateral	183,482,661	6,775,803	35,279,376
Investments purchased	—	323,019	2,922,202
Capital shares redeemed	4,518,424	—	—
Investment advisory fees	1,115,900	19,257	424,568
Custodian fees	10,289	3,739	21,023
Distribution and service fees	173,990	—	—
Dividends on securities sold-short	—	—	—
Administration and accounting fees	46,074	4,245	17,079
Transfer agent fees	11,043	5,170	2,180
Unrealized depreciation on contracts for difference ◊	—	—	—
Other accrued expenses and liabilities	39,012	34,008	9,499
Total liabilities	189,397,393	7,165,241	38,678,142
Net Assets	$2,091,386,149	$30,751,375	$659,187,016
NET ASSETS CONSIST OF:
Par value	$77,465	$1,958	$35,473
Paid-in capital	1,538,429,122	28,965,841	545,027,362
Undistributed net investment income/(accumulated net investment loss)	1,717,533	55,837	(359,259)
Accumulated net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	32,429,354	(665,680)	18,479,763
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	518,732,675	2,393,419	96,003,677
Net Assets	$2,091,386,149	$30,751,375	$659,187,016
INSTITUTIONAL CLASS
Net assets	$1,587,479,270	$30,751,375	$659,187,016
Shares outstanding	58,731,281	1,957,783	35,472,833
Net asset value, offering and redemption price per share	$27.03	$15.71	$18.58
INVESTOR CLASS
Net assets	$503,906,879	$—	$—
Shares outstanding	18,733,894	—	—
Net asset value, offering and redemption price per share	$26.90	$—	$—
† Investments in securities, at cost	$1,478,407,474	$27,954,856	$536,756,427
^ Includes market value of securities on loan	177,505,974	6,507,407	34,041,777
** Short-term investments, at cost	268,996,905	7,228,154	58,178,724
# Foreign currency, at cost	—	—	311,355
‡ Proceeds received, securities sold short	—	—	—
+ Premiums received, options written	—	—	—
◊ Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	55

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (concluded) February 28, 2018 (unaudited)

	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund
ASSETS
Investments in securities, at value † ^	$978,061,641	$47,975,701	$6,130,646
Short-term investments, at value **	24,042,866	25,050,896	3,474,298
Cash	—	—	2,863
Foreign currency, at value #	453,524	349,145	42,504
Receivables
Investments sold	8,295,965	594,600	20,473
Deposits with brokers for contracts for difference	740,000	4,069,844	—
Deposits with brokers for securities sold short	443,460,188	80,337	—
Capital shares sold	2,352,340	18,481	—
Dividends and interest	2,405,538	107,794	5,042
Due from Advisor	—	—	313
Unrealized appreciation on contracts for difference ◊	322,156	840,420	38,829
Prepaid expenses and other assets	57,952	26,628	566
Total assets	1,460,192,170	79,113,846	9,715,534
LIABILITIES
Securities sold short, at fair value ‡	429,958,540	294,172	—
Options written, at value + ◊	364,375	—	—
Due to custodian	—	140	—
Payables
Securities lending collateral	—	—	—
Investments purchased	12,752,624	1,007,126	51,025
Capital shares redeemed	2,269,727	—	—
Investment advisory fees	1,166,820	89,354	—
Custodian fees	38,612	18,070	6,128
Distribution and service fees	298	—	—
Dividends on securities sold-short	751,495	—	—
Administration and accounting fees	42,323	7,085	607
Transfer agent fees	65,284	170	892
Unrealized depreciation on contracts for difference ◊	691,077	1,017,840	70,460
Other accrued expenses and liabilities	437,257	18,123	7,329
Total liabilities	448,538,432	2,452,080	136,441
Net Assets	$1,011,653,738	$76,661,766	$9,579,093
NET ASSETS CONSIST OF:
Par value	$85,683	$6,476	$909
Paid-in capital	899,158,312	72,028,613	9,308,482
Undistributed net investment income/(accumulated net investment loss)	(11,735,404)	(470,883)	(49,883)
Accumulated net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	(3,009,076)	2,792,259	278,761
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	127,154,223	2,305,301	40,824
Net Assets	$1,011,653,738	$76,661,766	$9,579,093
INSTITUTIONAL CLASS
Net assets	$978,393,459	$76,661,766	$9,579,093
Shares outstanding	82,842,892	6,475,777	908,977
Net asset value, offering and redemption price per share	$11.81	$11.84	$10.54
INVESTOR CLASS
Net assets	$33,260,279	$—	$—
Shares outstanding	2,840,431	—	—
Net asset value, offering and redemption price per share	$11.71	$—	$—
† Investments in securities, at cost	$836,481,617	$45,400,416	$6,056,735
^ Includes market value of securities on loan	—	—	—
** Short-term investments, at cost	24,042,866	25,050,896	3,474,298
# Foreign currency, at cost	460,062	347,606	42,634
‡ Proceeds received, securities sold short	415,869,961	294,797	—
+ Premiums received, options written	424,413	—	—
◊ Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

56	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended February 28, 2018 (unaudited)

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund
Investment Income
Dividends †	$5,838,448	$5,922,060	$42,869,199
Interest	76,044	26,808	1,833,804
Income from securities loaned (Note 8)	171,435	429,267	—
Prime broker interest income	—	—	6,173,605
Total investment income	6,085,927	6,378,135	50,876,608

Expenses
Advisory fees (Note 2)	2,804,738	10,811,224	42,553,609
Distribution fees (Investor Class) (Note 2)	192,690	107,543	231,363
Transfer agent fees (Note 2)	179,294	247,088	1,474,051
Administration and accounting fees (Note 2)	75,096	134,826	946,429
Printing and shareholder reporting fees	27,720	27,526	171,536
Legal fees	19,595	33,648	99,911
Audit and tax service fees	18,786	28,188	45,118
Directors fees	13,602	25,469	178,826
Custodian fees (Note 2)	10,918	26,552	156,393
Officers fees	8,176	15,673	101,161
Other expenses	38,373	46,857	15,976
Dividend expense on securities sold-short	—	921,672	20,910,490
Prime broker interest expense	—	2,713,655	—
Total expenses before waivers and reimbursements	3,388,988	15,139,921	66,884,863
Less: waivers and reimbursements	(111,087)	—	—
Net expenses after waivers and reimbursements	3,277,901	15,139,921	66,884,863
Net investment income/(loss)	2,808,026	(8,761,786)	(16,008,255)

Net realized gain/(loss) from:
Investment securities	29,708,384	76,199,849	319,951,003
Investments sold short	—	(33,382,678)	(241,422,607)
Foreign currency transactions	(200)	31,995	55,500,965
Contracts for difference**	—	—	44,915,609
Options written**	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investment securities	1,185,151	5,452,402	336,394,027
Investments sold short	—	(6,473,674)	(59,165,827)
Foreign currency translation	(37)	75,570	(45,269,581)
Options written**	—	669,876	—
Contracts for difference**	—	—	(8,747,718)
Net realized and unrealized gain/(loss)	30,893,298	42,573,340	402,155,871
Net increase/(decrease) in net assets resulting from operations	$33,701,324	$33,811,554	$386,147,616
† Net of foreign withholding taxes of	$(9,305)	$(71,277)	$(571,460)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	57

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (continued) For the Six Months Ended February 28, 2018 (unaudited)

	Boston Partners All-Cap Value Fund	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund
Investment Income
Dividends †	$13,745,401	$184,385	$3,616,185
Interest	392,343	2,957	96,796
Income from securities loaned (Note 8)	176,659	51,400	24,095
Prime broker interest income	—	—	—
Total investment income	14,314,403	238,742	3,737,076

Expenses
Advisory fees (Note 2)	6,857,074	128,961	2,834,827
Distribution fees (Investor Class) (Note 2)	588,437	—	—
Transfer agent fees (Note 2)	426,206	5,576	59,893
Administration and accounting fees (Note 2)	235,887	7,286	93,888
Printing and shareholder reporting fees	60,361	719	5,803
Legal fees	57,949	1,317	17,660
Audit and tax service fees	19,895	22,205	23,175
Directors fees	44,218	—	13,875
Custodian fees (Note 2)	26,666	6,146	51,777
Officers fees	28,953	—	8,075
Other expenses	79,896	9,755	28,130
Dividend expense on securities sold-short	—	—	—
Prime broker interest expense	—	—	—
Total expenses before waivers and reimbursements	8,425,542	181,965	3,137,103
Less: waivers and reimbursements	(19,380)	(5,324)	(144,784)
Net expenses after waivers and reimbursements	8,406,162	176,641	2,992,319
Net investment income/(loss)	5,908,241	62,101	744,757

Net realized gain/(loss) from:
Investment securities	53,396,571	762,067	27,845,976
Investments sold short	—	—	—
Foreign currency transactions	—	(4,961)	(103,359)
Contracts for difference**	—	—	—
Options written**	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investment securities	128,834,810	486,397	25,466,982
Investments sold short	—	—	—
Foreign currency translation	(189)	—	14,500
Options written**	—	—	—
Contracts for difference**	—	—	—
Net realized and unrealized gain/(loss)	182,231,192	1,243,503	53,224,099
Net increase/(decrease) in net assets resulting from operations	$188,139,433	$1,305,604	$53,968,856
† Net of foreign withholding taxes of	$(14,276)	$(800)	$(131,332)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

58	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF OPERATIONS (concluded) For the Six Months Ended February 28, 2018 (unaudited)

	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund	Boston Partners Emerging Markets Fund
Investment Income
Dividends †	$6,071,022	$188,839	$5,620
Interest	128,664	108,348	12,042
Income from securities loaned (Note 8)	—	—	—
Prime broker interest income	1,471,253	—	—
Total investment income	7,670,939	297,187	17,662

Expenses
Advisory fees (Note 2)	7,756,647	594,487	23,329
Distribution fees (Investor Class) (Note 2)	44,797	—	—
Transfer agent fees (Note 2)	287,138	7,989	2,442
Administration and accounting fees (Note 2)	147,720	28,287	6,356
Printing and shareholder reporting fees	28,519	2,669	564
Legal fees	35,037	1,490	5,497
Audit and tax service fees	31,861	33,070	6,961
Directors fees	25,455	1,329	—
Custodian fees (Note 2)	91,390	51,809	10,366
Officers fees	15,674	795	—
Other expenses	65,724	17,118	3,640
Dividend expense on securities sold-short	3,380,124	—	—
Prime broker interest expense	—	108	—
Total expenses before waivers and reimbursements	11,910,086	739,151	59,155
Less: waivers and reimbursements	—	(96,353)	(28,964)
Net expenses after waivers and reimbursements	11,910,086	642,798	30,191
Net investment income/(loss)	(4,239,147)	(345,611)	(12,529)

Net realized gain/(loss) from:
Investment securities	72,488,007	3,121,039	167,255
Investments sold short	(50,169,261)	—	—
Foreign currency transactions	(175,141)	(62,449)	(5,006)
Contracts for difference**	(1,719,069)	393,714	116,512
Options written**	—	—	—
Net change in unrealized appreciation/(depreciation) on:
Investment securities	18,711,085	(994,728)	73,911
Investments sold short	7,486,154	625	—
Foreign currency translation	(999)	(23,861)	(1,456)
Options written**	(145,423)	—	—
Contracts for difference**	(21,913)	(145,188)	(31,631)
Net realized and unrealized gain/(loss)	46,453,440	2,289,152	319,585
Net increase/(decrease) in net assets resulting from operations	$42,214,293	$1,943,541	$307,056
† Net of foreign withholding taxes of	$(221,674)	$(24,447)	$(431)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	59

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$2,808,026	$2,215,474	$(8,761,786)	$(11,541,965)
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	29,708,184	24,012,473	42,849,166	3,350,098
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	1,185,114	20,433,718	(275,826)	42,340,418
Net increase/(decrease) in net assets resulting from operations	33,701,324	46,661,665	33,811,554	34,148,551

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(3,131,857)	(2,781,092)	—	—
Investor Class	(786,948)	(870,239)	—	—
Net realized capital gains
Institutional Class	(15,168,411)	(4,527,424)	(6,788,431)	—
Investor Class	(5,613,779)	(1,908,313)	(720,622)	—
Net decrease in net assets from dividends and distributions to shareholders	(24,700,995)	(10,087,068)	(7,509,053)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	77,922,859	143,360,524	59,948,111	251,115,617
Reinvestment of distributions	18,092,538	7,224,434	5,867,217	—
Shares redeemed	(43,600,772)	(93,047,367)	(103,596,565)	(154,556,632)
Redemption fees	—	—	—	—
Investor Class
Proceeds from shares sold	18,938,445	55,351,017	2,584,554	28,174,624
Reinvestment of distributions	6,316,311	2,742,456	716,185	—
Shares redeemed	(55,378,557)	(35,771,687)	(14,789,591)	(41,269,077)
Redemption fees	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	22,290,824	79,859,377	(49,270,089)	83,464,532
Total increase/(decrease) in net assets	31,291,153	116,433,974	(22,967,588)	117,613,083

Net assets:
Beginning of period	521,944,751	405,510,777	946,924,090	829,311,007
End of period	$553,235,904	$521,944,751	$923,956,502	$946,924,090
Undistributed net investment income/(accumulated net investment loss), end of period	$(489,902)	$620,877	$(16,976,694)	$(8,214,908)

Share transactions:
Institutional Class
Shares sold	2,942,647	5,859,848	2,708,575	11,819,997
Shares reinvested	703,990	286,570	270,753	—
Shares redeemed	(1,649,874)	(3,750,327)	(4,722,514)	(7,287,722)
Net increase/(decrease)	1,996,763	2,396,091	(1,743,186)	4,532,275
Investor Class
Shares sold	742,322	2,326,311	126,459	1,428,241
Shares reinvested	256,656	113,325	35,827	—
Shares redeemed	(2,183,782)	(1,512,331)	(729,695)	(2,116,120)
Net increase/(decrease)	(1,184,804)	927,305	(567,409)	(687,879)

The accompanying notes are an integral part of the financial statements.

60	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(16,008,255)	$(48,540,573)	$5,908,241	$12,034,291
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	178,944,970	82,068,221	53,396,571	68,705,899
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	223,210,901	395,642,097	128,834,621	127,436,220
Net increase/(decrease) in net assets resulting from operations	386,147,616	429,169,745	188,139,433	208,176,410

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(10,210,846)	(11,995,129)
Investor Class	—	—	(2,182,624)	(3,222,915)
Net realized capital gains		—
Institutional Class	—	—	(52,523,501)	(28,594,882)
Investor Class	—	—	(16,724,996)	(9,675,303)
Net decrease in net assets from dividends and distributions to shareholders	—	—	(81,641,967)	(53,488,229)

Capital transactions:
Institutional Class
Proceeds from shares sold	953,599,381	1,410,703,594	223,779,435	407,408,037
Reinvestment of distributions	—	—	52,423,689	33,690,794
Shares redeemed	(737,964,311)	(1,867,016,913)	(139,944,811)	(202,947,193)
Redemption fees	—	—	—	—
Investor Class
Proceeds from shares sold	26,425,086	50,886,104	93,964,580	142,238,260
Reinvestment of distributions	—	—	18,427,873	12,755,592
Shares redeemed	(97,344,131)	(113,462,680)	(60,956,816)	(114,699,120)
Redemption fees	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	144,716,025	(518,889,895)	187,693,950	278,446,370
Total increase/(decrease) in net assets	530,863,641	(89,720,150)	294,191,416	433,134,551

Net assets:
Beginning of period	6,573,083,257	6,662,803,407	1,797,194,733	1,364,060,182
End of period	$7,103,946,898	$6,573,083,257	$2,091,386,149	$1,797,194,733
Undistributed net investment income/(accumulated net investment loss), end of period	$(36,810,394)	$(20,802,139)	$1,717,533	$8,202,762

Share transactions:
Institutional Class
Shares sold	56,469,285	89,651,745	8,321,487	16,593,193
Shares reinvested	—	—	2,009,340	1,413,797
Shares redeemed	(43,695,765)	(119,188,304)	(5,193,805)	(8,365,867)
Net increase/(decrease)	12,773,520	(29,536,559)	5,137,022	9,641,123
Investor Class
Shares sold	1,599,798	3,295,129	3,530,044	5,824,450
Shares reinvested	—	—	709,583	537,530
Shares redeemed	(5,896,537)	(7,364,065)	(2,297,806)	(4,701,396)
Net increase/(decrease)	(4,296,739)	(4,068,936)	1,941,821	1,660,584

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	61

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$62,101	$102,865	$744,757	$3,974,180
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	757,106	3,354,776	27,742,617	29,126,368
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	486,397	(1,846,986)	25,481,482	26,459,740
Net increase/(decrease) in net assets resulting from operations	1,305,604	1,610,655	53,968,856	59,560,288

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(107,927)	(151,830)	(4,011,353)	(8,112,334)
Investor Class	—	—	—	—
Net realized capital gains
Institutional Class	(2,015,406)	—	(8,902,218)	—
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(2,123,333)	(151,830)	(12,913,571)	(8,112,334)

Capital transactions:
Institutional Class
Proceeds from shares sold	475,364	386,144	19,917,316	132,357,913
Reinvestment of distributions	2,038,894	140,330	12,899,308	8,098,384
Shares redeemed	(1,726,525)	(5,133,072)	(5,209,612)	(17,378,631)
Redemption fees	—	—	—	—
Investor Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Redemption fees	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	787,733	(4,606,598)	27,607,012	123,077,666
Total increase/(decrease) in net assets	(29,996)	(3,147,773)	68,662,297	174,525,620

Net assets:
Beginning of period	30,781,371	33,929,144	590,524,719	415,999,099
End of period	$30,751,375	$30,781,371	$659,187,016	$590,524,719
Undistributed net investment income/(accumulated net investment loss), end of period	$55,837	$101,663	$(359,259)	$2,907,337

Share transactions:
Institutional Class
Shares sold	28,119	23,570	1,093,840	7,816,097
Shares reinvested	123,869	8,279	711,097	514,837
Shares redeemed	(102,935)	(312,202)	(286,811)	(1,040,014)
Net increase/(decrease)	49,053	(280,353)	1,518,126	7,290,920
Investor Class
Shares sold	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease)	—	—	—	—
Net increase/(decrease) in shares outstanding	—	(280,353)	—	7,290,920

The accompanying notes are an integral part of the financial statements.

62	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Global Long/Short Fund		Boston Partners Emerging Markets Long/Short Fund
	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017	For the Six Months Ended February 28, 2018 (unaudited)	For the Year Ended August 31, 2017
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(4,239,147)	$(8,659,447)	$(345,611)	$(156,422)
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	20,424,536	17,879,108	3,452,304	2,821,322
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	26,028,904	28,183,947	(1,163,152)	3,250,607
Net increase/(decrease) in net assets resulting from operations	42,214,293	37,403,608	1,943,541	5,915,507

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	(1,846,463)	(1,225,534)	(801,763)
Investor Class	—	(41,737)	—	—
Net realized capital gains		—
Institutional Class	—	—	(2,134,264)	(96,418)
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	—	(1,888,200)	(3,359,798)	(898,181)

Capital transactions:
Institutional Class
Proceeds from shares sold	167,594,955	509,043,085	26,620,271	41,751,644
Reinvestment of distributions	—	1,628,987	3,358,724	898,183
Shares redeemed	(238,214,488)	(390,372,329)	(8,729,940)	(1,776,494)
Redemption fees	—	—	—	—
Investor Class
Proceeds from shares sold	8,733,812	13,182,670	—	—
Reinvestment of distributions	—	41,560	—	—
Shares redeemed	(10,938,404)	(11,692,134)	—	—
Redemption fees	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	(72,824,125)	121,831,839	21,249,055	40,873,333
Total increase/(decrease) in net assets	(30,609,832)	157,347,247	19,832,798	45,890,659

Net assets:
Beginning of period	1,042,263,570	884,916,323	56,828,968	10,938,309
End of period	$1,011,653,738	$1,042,263,570	$76,661,766	$56,828,968
Undistributed net investment income/(accumulated net investment loss), end of period	$(11,735,404)	$(7,496,257)	$(470,883)	$1,100,262

Share transactions:
Institutional Class
Shares sold	14,176,772	45,625,568	2,208,682	3,775,651
Shares reinvested	—	147,420	294,625	90,179
Shares redeemed	(20,270,528)	(35,115,302)	(716,081)	(158,221)
Net increase/(decrease)	(6,093,756)	10,657,686	1,787,226	3,707,609
Investor Class
Shares sold	754,695	1,192,120	—	—
Shares reinvested	—	3,782	—	—
Shares redeemed	(938,127)	(1,057,685)	—	—
Net increase/(decrease)	(183,432)	138,217	—	—
Net increase/(decrease) in shares outstanding	—	10,795,903	—	3,707,609

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	63

BOSTON PARTNERS INVESTMENT FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Boston Partners Emerging Markets Fund
For the Six Months Ended February 28, 2018 (unaudited)
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(12,529)
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	278,761
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	40,824
Net increase/(decrease) in net assets resulting from operations	307,056

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(37,354)
Investor Class	—
Net realized capital gains
Institutional Class	—
Investor Class	—
Net decrease in net assets from dividends and distributions to shareholders	(37,354)

Capital transactions:
Institutional Class
Proceeds from shares sold	9,272,037
Reinvestment of distributions	37,354
Shares redeemed	—
Redemption fees	—
Investor Class
Proceeds from shares sold	—
Reinvestment of distributions	—
Shares redeemed	—
Redemption fees	—
Net increase/(decrease) in net assets from capital transactions	9,309,391
Total increase/(decrease) in net assets	9,579,093

Net assets:
Beginning of period	—
End of period	$9,579,093
Undistributed net investment income/(accumulated net investment loss), end of period	$(49,883)

Share transactions:
Institutional Class
Shares sold	905,226
Shares reinvested	3,751
Shares redeemed	—
Net increase/(decrease)	908,977
Investor Class
Shares sold	—
Shares reinvested	—
Shares redeemed	—
Net increase/(decrease)	—

The accompanying notes are an integral part of the financial statements.

64	Semi-Annual Report 2018

(THIS PAGE INTENTIONALLY LEFT BLANK.)

Semi-Annual Report 2018	65

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/ (Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*^
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/17 through 2/28/18†	$24.96	$0.14	$1.50	$1.64	$(0.20)	$(0.98)	$(1.18)	$—
8/31/17	23.00	0.13	2.38	2.51	(0.21)	(0.34)	(0.55)	—
8/31/16	21.89	0.18	2.00	2.18	(0.12)	(0.95)	(1.07)	—	[3]
8/31/15	22.65	0.21	(0.54)	(0.33)	(0.15)	(0.28)	(0.43)	—
8/31/14	19.06	0.15	3.53	3.68	(0.09)	—	(0.09)	—	[3]
8/31/13	15.31	0.09	3.75	3.84	(0.09)	—	(0.09)	—
Investor Class
9/1/17 through 2/28/18†	$23.92	$0.10	$1.43	$1.53	$(0.14)	$(0.98)	$(1.12)	$
8/31/17	22.06	0.07	2.29	2.36	(0.16)	(0.34)	(0.50)	—
8/31/16	21.04	0.12	1.92	2.04	(0.07)	(0.95)	(1.02)	—	[3]
8/31/15	21.79	0.14	(0.51)	(0.37)	(0.10)	(0.28)	(0.38)	—
8/31/14	18.35	0.09	3.40	3.49	(0.05)	—	(0.05)	—	[3]
8/31/13	14.74	0.05	3.61	3.66	(0.05)	—	(0.05)	—
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/17 through 2/28/18†	$20.96	$(0.20)	$0.95	$0.75	$—	$(0.17)	$(0.17)	$—
8/31/17	20.09	(0.26)	1.13	0.87	—	—	—	—
8/31/16	19.04	(0.35)	3.04	2.69	—	(1.64)	(1.64)	—	[3]
8/31/15	22.65	(0.84)	(1.01)	(1.85)	—	(1.77)	(1.77)	0.01
8/31/14	20.94	(0.63)	3.57	2.94	—	(1.24)	(1.24)	0.01
8/31/13	20.47	(0.54)	2.24	1.70	—	(1.24)	(1.24)	0.01
Investor Class
9/1/17 through 2/28/18†	$19.36	$(0.21)	$0.87	$0.66	$—	$(0.17)	$(0.17)	$—
8/31/17	18.60	(0.29)	1.05	0.76	—	—	—	—
8/31/16	17.79	(0.37)	2.82	2.45	—	(1.64)	(1.64)	—	[3]
8/31/15	21.33	(0.84)	(0.94)	(1.78)	—	(1.77)	(1.77)	0.01
8/31/14	19.84	(0.65)	3.37	2.72	—	(1.24)	(1.24)	0.01
8/31/13	19.51	(0.57)	2.13	1.56	—	(1.24)	(1.24)	0.01
Boston Partners Long/Short Research Fund
Institutional Class
9/1/17 through 2/28/18†	$16.27	$(0.04)	$0.99	$0.95	$—	$—	$—	$—
8/31/17	15.23	(0.12)	1.16	1.04	—	—	—	—	[3]
8/31/16	15.20	(0.06)[6]	0.67	0.61	—	(0.58)	(0.58)	—	[3]
8/31/15	15.14	(0.14)	0.40	0.26	—	(0.20)	(0.20)	—	[3]
8/31/14	13.30	(0.12)	2.02	1.90	—	(0.06)	(0.06)	—	[3]
8/31/13	11.91	(0.14)	1.66	1.52	—	(0.13)	(0.13)	—	[3]
Investor Class
9/1/17 through 2/28/18†	$15.99	$(0.06)	$0.97	$0.91	$—	$—	$—	$—
8/31/17	15.00	(0.15)	1.14	0.99	—	—	—	—
8/31/16	15.01	(0.09)[6]	0.66	0.57	—	(0.58)	(0.58)	—	[3]
8/31/15	15.00	(0.18)	0.39	0.21	—	(0.20)	(0.20)	—	[3]
8/31/14	13.21	(0.15)	2.00	1.85	—	(0.06)	(0.06)	—	[3]
8/31/13	11.86	(0.18)	1.66	1.48	—	(0.13)	(0.13)	—	[3]

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
^

Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

66	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued) Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements		Portfolio Turnover Rate
Boston Partners Small Cap Value Fund II

$25.42	6.53%	$420,022	1.10%[4]	N/A	1.14%[4]	1.07%[4]		35%[5]
24.96	10.92	362,674	1.10	N/A	1.18	0.53		24
23.00	10.67	279,049	1.10	N/A	1.22	0.86		29
21.89	(1.45)	180,057	1.10	N/A	1.23	0.91		14
22.65	19.33	102,112	1.21	N/A	1.23	0.68		16
19.06	25.19	76,442	1.29	N/A	1.29	0.53		19

$24.33	6.33%	$133,214	1.35%[4]	N/A	1.39%[4]	0.82%[4]		35%[5]
23.92	10.68	159,271	1.35	N/A	1.43	0.28		24
22.06	10.38	126,461	1.35	N/A	1.47	0.61		29
21.04	(1.68)	129,474	1.35	N/A	1.48	0.66		14
21.79	19.01	112,417	1.46	N/A	1.48	0.43		16
18.35	24.90	87,237	1.54	N/A	1.54	0.28		19
Boston Partners Long/Short Equity Fund

$21.54	3.57%	$844,871	3.12%[4]	2.37%[4]	3.12%[4]	(1.80)%[4]		32%[5]
20.96	4.33	858,821	2.80	2.39	2.80	(1.21)		63
20.09	15.36	731,894	3.57	2.46	3.57	(1.79)		72
19.04	(8.35)	493,751	5.64	2.47	5.64	(4.22)		75
22.65	14.72	676,756	4.33	2.42	4.33	(2.93)		65
20.94	8.61	620,804	4.30	2.43	4.30	(2.58)		67

$19.85	3.45%	$79,085	3.37%[4]	2.62%[4]	3.37%[4]	(2.05)%[4]		32%[5]
19.36	4.09	88,103	3.05	2.64	3.05	(1.46)		63
18.60	15.07	97,417	3.82	2.71	3.82	(2.04)		72
17.79	(8.55)	94,459	5.89	2.72	5.89	(4.47)		75
21.33	14.41	211,372	4.57	2.66	4.57	(3.18)		65
19.84	8.30	220,307	4.55	2.68	4.55	(2.83)		67
Boston Partners Long/Short Research Fund

$17.22	5.84%	$6,953,044	1.96%[4]	1.34%[4]	1.96%[4]	(0.47)%[4]		32%[5]
16.27	6.83	6,361,628	2.23	1.37	2.23	(0.75)		54
15.23	4.10	6,403,404	2.51	1.41	2.51	(0.38	)6	53
15.20	1.73	6,738,894	2.43	1.39	2.43	(0.92)		62
15.14	14.28	5,054,388	2.52	1.39	2.52	(0.81)		57
13.30	12.81	1,743,406	2.75	1.48	2.71	(1.09)		65

$16.90	5.69%	$150,903	2.21%[4]	1.59%[4]	2.21%[4]	(0.72)%[4]		32%[5]
15.99	6.60	211,455	2.48	1.63	2.48	(1.00)		54
15.00	3.88	259,400	2.76	1.66	2.76	(0.63)[6]		53
15.01	1.41	300,586	2.68	1.64	2.68	(1.17)		62
15.00	13.99	294,249	2.77	1.64	2.77	(1.06)		57
13.21	12.52	132,511	3.05	1.73	3.01	(1.39)		65

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005 per share.
[4]	Annualized.
[5]	Not Annualized.
[6]

Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10) and $(0.13) for Institutional Class and Investor Class, respectively. The ratio of net investment loss would have been (0.66)% and (0.91)% for Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	67

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*		Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*^
Boston Partners All-Cap Value Fund
Institutional Class
9/1/17 through 2/28/18†	$25.57	$0.09		$2.50	$2.59	$(0.18)	$(0.95)	$(1.13)	$—
8/31/17	23.12	0.20		3.17	3.37	(0.27)	(0.65)	(0.92)	—
8/31/16	22.08	0.30		2.15	2.45	(0.30)	(1.11)	(1.41)	—
8/31/15	23.00	0.30		(0.08)	0.22	(0.22)	(0.92)	(1.14)	—
8/31/14	19.19	0.22		4.39	4.61	(0.18)	(0.62)	(0.80)	—
8/31/13	15.57	0.24		3.75	3.99	(0.27)	(0.10)	(0.37)	—
Investor Class
9/1/17 through 2/28/18†	$25.42	$0.05		$2.50	$2.55	$(0.12)	$(0.95)	$(1.07)	$—
8/31/17	23.00	0.14		3.15	3.29	(0.22)	(0.65)	(0.87)	—
8/31/16	21.98	0.25		2.13	2.38	(0.25)	(1.11)	(1.36)	—
8/31/15	22.90	0.25		(0.08)	0.17	(0.17)	(0.92)	(1.09)	—
8/31/14	19.12	0.17		4.38	4.55	(0.15)	(0.62)	(0.77)	—
8/31/13	15.50	0.20		3.75	3.95	(0.23)	(0.10)	(0.33)	—
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/17 through 2/28/18†	$16.13	$0.03		$0.70	$0.73	$(0.06)	$(1.09)	$(1.15)	$—
8/31/17	15.50	0.05		0.65	0.70	(0.07)	—	(0.07)	—
8/31/16	15.40	0.07		0.46	0.53	(0.10)	(0.33)	(0.43)	—
8/31/15	20.42	0.13		(2.84)	(2.71)	(0.13)	(2.18)	(2.31)	—	[4]
8/31/14	19.06	0.07		3.16	3.23	(0.02)	(1.85)	(1.87)	—
8/31/13	14.32	0.07		4.74	4.81	(0.07)	—	(0.07)	—
Boston Partners Global Equity Fund
Institutional Class
9/1/17 through 2/28/18†	$17.39	$0.02		$1.55	$1.57	$(0.12)	$(0.26)	$(0.38)	$—
8/31/17	15.60	0.14		1.95	2.09	(0.30)	—	(0.30)	—
8/31/16	14.66	0.35	[7]	0.66	1.01	(0.05)	(0.02)	(0.07)	—
8/31/15	15.59	0.13		(0.40)	(0.27)	(0.14)	(0.52)	(0.66)	—
8/31/14	12.97	0.18		2.82	3.00	(0.02)	(0.36)	(0.38)	—
8/31/13	11.00	0.12		2.07	2.19	(0.13)	(0.09)	(0.22)	—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
^

Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

68	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued) Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate
Boston Partners All-Cap Value Fund

$27.03	10.31%	$1,587,479	0.80%[5]	N/A	0.80%[5]	0.66%[5]	15%[6]
25.57	14.88	1,370,288	0.80	N/A	0.88	0.83	27
23.12	11.68	1,016,106	0.77	N/A	0.96	1.41	303
22.08	0.88	793,098	0.70	N/A	0.95	1.32	33
23.00	24.52	736,475	0.70	N/A	0.94	1.05	26
19.19	26.11	441,856	0.70	N/A	0.97	1.37	32

$26.90	10.20%	$503,907	1.05%[5]	N/A	1.05%[5]	0.41%[5]	15%[6]
25.42	14.56	426,904	1.05	N/A	1.13	0.58	27
23.00	11.39	347,954	1.02	N/A	1.21	1.16	303
21.98	0.66	248,643	0.95	N/A	1.20	1.07	33
22.90	24.29	217,590	0.95	N/A	1.20	0.80	26
19.12	25.93	77,936	0.95	N/A	1.22	1.12	32
WPG Partners Small/Micro Cap Value Fund

$15.71	4.10%	$30,751	1.10%[5]	N/A	1.13%[5]	0.39%[5]	39%[6]
16.13	4.50	30,781	1.10	N/A	1.29	0.30	78
15.50	3.74	33,929	1.10	N/A	1.55	0.47	62
15.40	(14.01)	36,461	1.10	N/A	1.41	0.78	80
20.42	17.46	46,008	1.36	N/A	1.42	0.35	75
19.06	33.71	40,754	1.54	N/A	1.54	0.41	72
Boston Partners Global Equity Fund

$18.58	9.05%	$659,187	0.95%[5]	N/A	1.13%[5]	0.24%[5]	47%[6]
17.39	13.59	590,525	0.95	N/A	1.04	0.84	83
15.60	6.90	415,999	0.95	N/A	1.10	2.38 [7]	80
14.66	(1.75)	279,978	0.95	N/A	1.24	0.86	98
15.59	23.39	60,087	0.96	N/A	1.39	1.20	136
12.97	20.14	11,496	1.30	N/A	3.05	1.00	102

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Annualized.
[6]	Not Annualized.
[7]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.18. The ratio of net investment income would have been 1.25%.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2018	69

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*^
Boston Partners Global Long/Short Fund
Institutional Class
9/1/17 through 2/28/18†	$11.34	$(0.05)	$0.52	$0.47	$—	$—	$—	$—
8/31/17	10.90	(0.11)	0.57	0.46	(0.02)	—	(0.02)	—
8/31/16	10.55	0.05 [7]	0.34	0.39	—	(0.04)	(0.04)	—	[4]
8/31/15	10.30	(0.13)	0.38	0.25	—	—	—	—	[4]
12/31/13** through 8/31/14	10.00	(0.14)	0.44	0.30	—	—	—	—	[4]
Investor Class
9/1/17 through 2/28/18†	$11.25	$(0.06)	$0.52	$0.46	$—	$—	$—	$—
8/31/17	10.85	(0.13)	0.54	0.41	(0.01)	—	(0.01)	—
8/31/16	10.51	0.027	0.36	0.38	—	(0.04)	(0.04)	—	[4]
8/31/15	10.29	(0.16)	0.38	0.22	—	—	—	—	[4]
4/11/14** through 8/31/14	9.86	(0.09)	0.52	0.43	—	—	—	—	[4]
Boston Partners Emerging Markets Long/Short Fund
Institutional Class
9/1/17 through 2/28/18†	$12.12	$(0.06)	$0.49	$0.43	$(0.26)	$(0.45)	$(0.71)	$—
8/31/17	11.15	(0.07)	1.96	1.89	(0.82)	(0.10)	(0.92)	—
12/15/15** through 8/31/16	10.00	(0.09)	1.24	1.15	—	—	—	—
Boston Partners Emerging Markets Fund
Institutional Class
10/17/17** through 2/28/18†	$—	$(0.02)	$10.62	$10.60	$(0.06)	$—	$(0.06)	$—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Commencement of operations.
^

Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

70	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded) Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate
Boston Partners Global Long/Short Fund

$11.81	4.14%	$978,393	2.29%[5]	1.64%[5]	2.29%[5]	(0.81)%[5]	51%[6]
11.34	4.26	1,008,234	2.63	1.70	2.63	(0.94)	109%
10.90	3.74	853,621	2.99	1.74	2.99	0.477	137
10.55	2.43	317,600	3.09	1.96	3.05	(1.27)	132
10.30	3.00	37,403	3.88 [5]	2.00 [5]	4.89 [5]	(2.04)[5]	726

$11.71	4.09%	$33,260	2.54%[5]	1.89%[5]	2.54%[5]	(1.06)%[5]	51%[6]
11.25	3.92	34,030	2.88	1.95	2.88	(1.17)	109
10.85	3.66	31,294	3.24	1.99	3.24	0.227	137
10.51	2.14	59,919	3.34	2.21	3.30	(1.52)	132
10.29	4.36	2,841	4.125	2.255	4.445	(2.28)[5]	726
Boston Partners Emerging Markets Long/Short Fund

$11.84	3.71%	$76,662	2.00%[5]	2.00%[5]	2.30%[5]	(1.08)%[5]	121%[6]
12.12	18.71	56,829	2.13	2.06	2.99	(0.60)	184
11.15	11.50	10,938	3.87 [5]	2.10 [5]	7.82 [5]	(1.26)[5]	229 [3,6]
Boston Partners Emerging Markets Fund

$10.54	6.08%	$9,579	1.10%[5]	N/A	2.15%[5]	(0.46)%[5]	77%[6]

[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.
[5]	Annualized.
[6]	Not Annualized.
[7]

Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.09) and $(0.12) for Institutional Class and Investor Class, respectively. The ratio of net investment income (loss) would have been (0.88)% and (1.13)% for Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of the financial statements.

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NOTES TO FINANCIAL STATEMENTS February 28, 2018 (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”), Boston Partners Emerging Markets Fund (“BP Emerging Markets Fund”) (collectively the “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of the end of the reporting period, the Funds (other than the WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, and BP Emerging Markets Fund) each offer two classes of shares, Institutional Class and Investor Class. As of the end of the reporting period, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund, BP Emerging Markets Long/Short Fund, and BP Emerging Markets Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of BP Small Cap Value Fund II and BP All-Cap Value Fund is to seek long-term growth of capital primarily through investment in equity securities. The investment objective of BP Global Equity Fund, BP Global/Long Short Fund, BP Emerging Markets Fund and BP Emerging Markets Long/Short Fund is to seek long-term capital growth. The investment objective of BP Long/Short Equity Fund is to seek long-term capital appreciation while reducing exposure to general equity market risk. The investment objective of WPG Small/Micro Cap Value Fund is to seek appreciation by investing primarily in common stocks, securities convertible into common stocks and in special situations. The investment objective of BP Long/Short Research Fund is to seek long-term total return.

The Funds are investment companies and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 - “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the

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value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of the end of the reporting period is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. During the current fiscal period, the Funds had no significant transfers between Levels 1, 2 and 3 that require disclosure.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions

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NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Emerging Markets Risk — The BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund invest in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside

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the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Funds also may write OTC options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of the end of the reporting period, all of the Funds' written options are exchange-traded options.

During the current fiscal period, the Funds’ average quarterly volume of derivatives was as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$—	$2,871,380
BP Global Long/Short Fund	—	1,069,770

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. During the current fiscal period, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had net income/(charges) of $(2,694,569), $6,324,392, $1,476,646 and $508 respectively, on borrowed securities. Such amounts are included in prime broker interest income and prime broker interest expense on the Statements of Operations.

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NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

As of the end of the reporting period, the BP Long/Short Equity Fund, BP Long/Short Research Fund, BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had securities sold short valued at $372,873,641, $2,965,542,875, $429,958,540 and $294,172, respectively, for which securities of $242,411,650, $2,181,688,841, $282,004,560 and $1,831,651 and cash deposits of $380,096,270, $3,048,223,865, $444,200,188 and $4,150,181, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the current fiscal period:

BP Long/Short Equity Fund			BP Long/Short Research Fund
Days Unitized	Average Daily Borrowings	Weighted Average Interest Rate	Days Unitized	Average Daily Borrowings	Weighted Average Interest Rate
97	EUR 417,365	0.02%	116	AUD 7,138,632	1.96%
52	JPY 13,957,875	0.42%	153	CAD 2,816,091	1.55%
170	USD 2,372,055	1.69%	145	CHF 1,978,410	0.32%
			82	DKK 3,096,080	0.09%
			90	EUR 2,390,922	0.02%
			76	GBP 2,264,402	0.68%
			93	HKD 24,153,064	0.78%
			115	JPY 763,252,806	0.42%
			19	MXN 132,625,589	8.01%
			60	NOK 6,900,670	0.96%
			75	SEK 7,577,525	0.05%
			181	SGD 1.76	0.00%
			74	USD 14,720,802	1.74%

BP Global Long/Short Fund			BP Emerging Markets Long/Short Fund
Days Unitized	Average Daily Borrowings	Weighted Average Interest Rate	Days Unitized	Average Daily Borrowings	Weighted Average Interest Rate
61	AUD 232,127	1.94%	54	DKK 38,897	0.06%
178	CAD 20,346	1.57%	53	EUR 10,420	0.02%
6	CHF 43,306	0.32%	38	GBP 28,672	0.79%
27	DKK 270,778	0.05%	95	HKD 791,447	0.75%
145	EUR 34,898	0.03%	71	ILS 130,553	0.57%
127	GBP 43,119	0.74%	38	JPY 58,117	0.43%
25	HKD 141,936	0.63%	85	NOK 140,354	0.94%
128	JPY 6,241,084	0.44%	83	SGD 19,317	0.93%
28	SEK 202,203	0.07%	70	USD 60,290	1.81%
48	SGD 56,081	1.43%	89	ZAR 44,875	7.19%
34	USD 2,593,297	1.78%

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund incurred interest expense during the current fiscal period, in the amount of $19,086, $150,787, $5,393 and $616, respectively.

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund, the BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because

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the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of the end of the reporting period, the BP Long/Short Research Fund, BP Global Long/Short Fund, BP Emerging Markets Long/Short Fund and the BP Emerging Markets Fund held CFDs.

During the current fiscal period, the average volume of CFDs was as follows:

Fund	Notional Amount Long	Notional Amount Short
BP Long/Short Research Fund	$124,691,936	$75,918,867
BP Global Long/Short Fund	—	13,314,132
BP Emerging Markets Long/Short Fund	22,224,385	21,093,661
BP Emerging Markets Fund	2,028,179	N/A

The following is a summary of CFD’s that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements) as of the end of the reporting period:

		Gross Amount NEt Offset in the Statement of Assets and Liabilities				Gross Amount NEt Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Net Amount[1]	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount[3]
BP Long/Short Research Fund
Goldman Sachs	1,877,376	1,877,376	—	—	14,685,629	1,877,376	7,510,000	5,298,253
Total	$1,877,376	$1,877,376	$—	$—	$14,685,629	$1,877,376	$7,510,000	$5,298,253

BP Global Long/Short Fund
Goldman Sachs	322,156	322,156	—	—	691,077	322,156	368,921	—
Total	$322,156	$322,156	$—	$—	$691,077	$322,156	$368,921	$—

BP Emerging Markets Long/Short Fund
Goldman Sachs	512,268	512,268	—	—	987,037	512,268	474,769	—
Macquarie	102,504	18,130	—	84,374	18,130	18,130	—	—
Morgan Stanley	225,648	12,673	—	212,975	12,673	12,673	—	—
Total	$840,420	$543,071	$—	$297,349	$1,017,840	$543,071	$474,769	$—

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NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

		Gross Amount NEt Offset in the Statement of Assets and Liabilities				Gross Amount NEt Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Recognized Assets	Financial Instruments	Cash Collateral Received	Net Amount[1]	Gross Amounts of Recognized Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount[3]
BP Emerging Markets Fund
Goldman Sachs	38,829	32,829	—	6,000	70,460	38,829	—	31,631
Total	$38,829	$32,829	$—	$6,000	$70,460	$38,829	$—	$31,631

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	Actual collateral pledged may be more than the amount shown.
[3]	Net amount represents the net amount payable to the counterparty in the event of default.

2.	Investment Advisers and Other Services

Boston Partners Global Investors, Inc. (“Boston Partners” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until February 28, 2019 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after these dates.

		EXPENSE CAPS
	ADVISORY FEE	INSTITUTIONAL CLASS	INVESTOR CLASS
BP Small Cap Value Fund II	1.00%	1.10%	1.35%
BP Long/Short Equity Fund	2.25%	2.50%	2.75%
BP Long/Short Research Fund	1.25%	1.50%	1.75%
BP All-Cap Value Fund	0.70%	0.80%	1.05%
WPG Partners Small/Micro Cap Value Fund*	0.80%	1.10%	N/A
BP Global Equity Fund	0.90%	0.95%	1.20%
BP Global Long/Short Fund	1.50%	2.00%	2.25%
BP Emerging Markets Long/Short Fund	1.85%	2.00%	N/A
BP Emerging Markets Fund	0.85%	1.10%	N/A

*	0.80% of net asset up to $500 million, 0.75% of net assets in excess of $500 million.

During the current fiscal period, investment advisory fees accrued, waived and reimbursed were as follows:

FUND	GROSS ADVISORY FEES	WAIVERS	REIMBURSEMENTS	NET ADVISORY FEES
BP Small Cap Value Fund II	$2,804,738	$111,087	$—	$2,693,651
BP Long/Short Equity Fund	10,811,224	—	—	10,811,224
BP Long/Short Research Fund	42,553,609	—	—	42,553,609
BP All-Cap Value Fund	6,857,074	19,380	—	6,837,694
WPG Partners Small/Micro Cap Value Fund	128,961	5,324	—	123,637
BP Global Equity Fund	2,834,827	144,784	—	2,690,043
BP Global Long/Short Fund	7,756,647	—	—	7,756,647
BP Emerging Markets Long/Short Fund	594,487	96,353	—	498,134
BP Emerging Markets Fund	23,329	28,964	—	(5,635)

78	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

The Adviser may recoup from each Fund (except BP Long/Short Equity Fund and BP All-Cap Value Fund) fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed the Expense Caps of each class of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the Expense Caps that are currently in effect, if different.

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	EXPIRATION
FUND	AUGUST 31, 2019	AUGUST 31, 2020	AUGUST 31, 2021	Total
BP Small Cap Value Fund II	$404,770	$374,241	$111,087	$890,098
WPG Small/Micro Cap Value Fund	149,394	64,536	5,324	219,254
BP Global Equity Fund	502,669	407,721	144,784	1,055,174
BP Emerging Markets Long/Short Fund	192,417	220,693	96,353	509,463
BP Emerging Markets Fund	—	—	28,964	28,964

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statements of Operations.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

Semi-Annual Report 2018	79

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Funds were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$201,291,498	$193,452,845
BP Long/Short Equity Fund	301,293,418	423,354,528
BP Long/Short Research Fund	2,089,210,713	2,157,220,337
BP All-Cap Value Fund	355,869,493	284,416,974
WPG Partners Small/Micro Cap Value Fund	12,535,606	13,220,526
BP Global Equity Fund	297,636,785	289,749,318
BP Global Long/Short Fund	514,411,710	642,757,876
BP Emerging Markets Long/Short Fund	58,052,455	49,640,074
BP Emerging Markets Fund	9,336,966	3,446,619

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Capital Share Transactions

As of the end of the reporting period, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund, BP Global Long/Short Fund and the WPG Small/Micro Cap Value Fund, which have 750,000,000 shares, 300,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board. Therefore, not all restricted securities are considered illiquid.

As of the end of the reporting period, the Funds did not hold any restricted securities that were illiquid.

7.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

80	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
BP Small Cap Value Fund II	$568,852,770	$134,028,395	$(33,631,178)	$100,397,217
BP Long/Short Equity Fund	1,031,270,976	232,936,730	(87,648,806)	145,287,924
BP Long/Short Research Fund	5,322,199,213	1,607,446,590	(582,774,353)	1,024,672,237
BP All-Cap Value Fund	1,756,429,681	442,598,642	(54,997,560)	387,601,082
WPG Small/Micro Cap Value Fund	38,578,224	5,469,157	(4,993,030)	476,127
BP Global Equity Fund	571,591,084	81,014,243	(12,965,530)	68,048,713
BP Global Long/Short Fund	931,995,723	153,224,368	(65,934,369)	87,289,999
BP Emerging Markets Long/Short Fund	50,555,007	3,954,494	(519,630)	3,434,864

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2017 were reclassified among the following accounts. They are primarily attributable to net investment loss, gains and losses on foreign currency transactions, tax reclassification of distributions received, capitalization of short sale dividends, investments in contract for differences and investments in partnerships and passive foreign investment companies.

Fund	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-in Capital
BP Small Cap Value Fund II	$(4,530)	$4,530	$—
BP Long/Short Equity Fund	10,142,356	(296,556)	(9,845,800)
BP Long/Short Research Fund	32,459,816	(3,170,725)	(29,289,091)
BP All-Cap Value Fund	(1,141)	3,254	(2,113)
WPG Small/Micro Cap Value Fund	(1,203)	1,202	1
BP Global Equity Fund	(101,100)	101,100	—
BP Global Long/Short Fund	4,049,455	(1,044,036)	(3,005,419)
BP Emerging Markets Long/Short Fund	1,343,855	(1,343,855)	—

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term capital Gains	Capital Loss Carryforwards	Qualified Late-year Loss Deferral	Unrealized Appreciation/ (Depreciation)
BP Small Cap Value Fund II	$4,383,505	$12,187,278	$—	$—	$100,397,217
BP Long/Short Equity Fund	—	898,833	—	(7,801,209)	145,568,023
BP Long/Short Research Fund	—	—	(70,902,877)	(24,793,075)	1,069,755,000
BP All-Cap Value Fund	17,104,934	41,675,659	—	—	387,601,503
WPG Small/Micro Cap Value Fund	1,307,283	817,895	—	—	476,127
BP Global Equity Fund	3,352,237	1,647,118	—	—	68,069,541
BP Global Long/Short Fund	—	—	—	(17,073,659)	87,269,109
BP Emerging Markets Long/Short Fund	2,327,851	265,218	—	—	3,449,865

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

Semi-Annual Report 2018	81

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (continued) February 28, 2018 (unaudited)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017 was as follows:

	2017
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$3,651,331	$6,435,737	$10,087,068
BP Long/Short Equity Fund	—	—	—
BP Long/Short Research Fund	—	—	—
BP All-Cap Value Fund	24,914,603	28,573,626	53,488,229
WPG Small/Micro Cap Value Fund	151,830	—	151,830
BP Global Equity Fund	8,112,334	—	8,112,334
BP Global Long/Short Fund	—	1,888,200	1,888,200
BP Emerging Markets Long/Short Fund	898,181	—	898,181

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

For the fiscal year ended August 31, 2017, the following Funds deferred to September 1, 2017, the following qualified late year losses.

Fund	Late-Year Ordinary Loss Deferral	Post-October Capital Loss Deferral
BP Small Cap Value Fund II	$—	$—
BP Long/Short Equity Fund	7,801,209	—
BP Long/Short Research Fund	24,793,075	—
BP All-Cap Value Fund	—	—
WPG Small/Micro Cap Value Fund	—	—
BP Global Equity Fund	—	—
BP Global Long/Short Fund	7,239,470	9,834,189
BP Emerging Markets Long/Short Fund	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2017, the BP Long/Short Research Fund had short-term post-enactment capital losses of $70,902,877. The capital losses can be carried forward for an unlimited period.

8.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will

82	Semi-Annual Report 2018

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (concluded) February 28, 2018 (unaudited)

be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the current fiscal period, the Funds participated in securities lending. The market value of securities on loan and collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$108,289,573	$112,450,121	$171,435
BP Long/Short Equity Fund	106,861,824	111,554,720	429,267
BP All-Cap Value Fund	177,505,974	183,482,661	176,659
WPG Small/Micro Cap Value Fund	6,507,407	6,775,803	51,400
BP Global Equity Fund	34,041,777	35,279,376	24,095

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

				Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount[2]
BP Small Cap Value Fund II	$108,289,573	—	$108,289,573	$(108,289,573)	—	—
BP Long/Short Equity Fund	106,861,824	—	106,861,824	(106,861,824)	—	—
BP All-Cap Value Fund	177,505,974	—	177,505,974	(177,505,974)	—	—
WPG Small/Micro Cap Value Fund	6,507,407	—	6,507,407	(6,507,407)	—	—
BP Global Equity Fund	34,041,777	—	34,041,777	(34,041,777)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilites. Actual collateral received may be more than the amount shown.

[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

9.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

Semi-Annual Report 2018	83

BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Investment Advisory Agreement – Boston Partners Emerging Markets Fund

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Boston Partners Emerging Markets Fund (for this section only, the “Fund”) at a meeting of the Board held on May 16-17, 2017 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term ending August 16, 2018. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, the Directors took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of the Adviser’s services to be provided to the Fund; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangements with the Company and other similarly managed clients; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information, insurance coverage and profitability analysis related to providing advisory services to the Fund; and (ix) the extent to which economies of scale are relevant to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by the Adviser. The Directors concluded the Adviser had substantial resources to provide services to the Fund and that the Adviser’s services provided to other Funds of the Company had been acceptable.

The Board also considered the advisory fee rate to be paid by the Fund under the Investment Advisory Agreement. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses through at least September 1, 2018 to limit total annual operating expenses to 1.10% for the Boston Partners Emerging Markets Fund – Institutional Class.

After reviewing the information regarding the Fund’s costs, profitability and economies of scale, and after considering the Adviser’s services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 16, 2018.

84	Semi-Annual Report 2018

INVESTMENT ADVISER

Boston Partners Global Investors, Inc.
909 Third Avenue, 32nd Floor
New York, NY 10022

ADMINISTRATOR AND TRANSFER AGENT

PRINCIPAL UNDERWRITER

CUSTODIAN

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

LEGAL COUNSEL

Drinker Biddle & Reath LLP
OneLogan Square, Ste. 2000
Philadelphia, PA 19103-6996

BOS-SAR18

Campbell Dynamic Trend Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Dynamic Trend Fund

Semi-Annual Report
Performance Data
February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended FEBRUARY 28, 2018
	Six Months*	One Year	Since Inception**
Campbell Dynamic Trend Fund	1.21%	1.55%	-2.46%
Barclay BTOP50 Index***	-0.91%	-2.44%	-2.74%

*	Not annualized.

**	Inception date of the Fund is December 31, 2014.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2017, is 3.47% and the Fund’s net operating expense ratio is 1.27%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading adviser programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Dynamic Trend Fund

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$1,012.10	$6.29
Hypothetical (5% return before expenses)	1,000.00	1,018.55	6.31

*	Expenses are equal to an annualized six-month expense ratio for the period September 1, 2017 to February 28, 2018 of 1.26%, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days (181) in the recent fiscal half-year then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 1.21%.

2

Campbell Dynamic Trend Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2018:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	86.2%	$7,967,424
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	13.8	1,277,005
NET ASSETS	100.0%	$9,244,429

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

3

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments

February 28, 2018 (Unaudited)

	Coupon*	Maturity Date	Par	Value
Short-Term Investments — 86.2%
U.S. Treasury Obligations — 86.2%
United States Treasury Bill	1.069%	03/29/18	$1,390,000	$1,388,408
United States Treasury Bill	1.274%	04/26/18	1,120,000	1,117,350
United States Treasury Bill	1.400%	05/24/18	1,950,000	1,942,754
United States Treasury Bill	1.476%	06/21/18	890,000	885,473
United States Treasury Bill	1.581%	07/19/18	895,000	888,885
United States Treasury Bill	1.795%	08/23/18	1,760,000	1,744,554
				7,967,424
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,971,010)				7,967,424

Total Investments — 86.2%
(Cost $7,971,010)				7,967,424

Other Assets in Excess of Liabilities — 13.8%				1,277,005
Net Assets — 100.0%				$9,244,429

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

4

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Futures contracts outstanding as of February 28, 2018 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
10-Year Mini Japanese Government Bond	Mar-18	11	$1,030,976	$711
3-Month Euro Euribor	Mar-19	32	9,760,025	637
90-DAY Bank Bill	Jun-18	11	8,543,689	(626)
Amsterdam Index	Mar-18	1	130,626	3,524
Brent Crude	May-18	2	129,460	(4,103)
CAC40 10 Euro	Mar-18	1	64,892	2,268
Cattle Feeder Futures	Mar-18	1	72,375	335
DJIA Mini E-CBOT	Mar-18	1	125,190	(4,462)
Euro-BTP	Mar-18	2	244,001	(5,883)
Euro-Oat	Mar-18	1	122,000	(4,174)
FTSE 100 Index	Mar-18	1	99,481	(4,455)
FTSE/JSE TOP 40	Mar-18	1	43,512	(334)
Gasoline RBOB	Apr-18	1	80,833	(2,875)
Gold 100 Oz	Apr-18	2	263,580	(8,085)
Hang Seng Index	Mar-18	1	196,348	(3,268)
London Metals Exchange Aluminum	Mar-18	2	106,475	(881)
London Metals Exchange Aluminum	Jun-18	2	106,725	(3,226)
London Metals Exchange Copper	Mar-18	1	172,588	8,166
London Metals Exchange Copper	Jun-18	1	173,575	(4,878)
London Metals Exchange Nickel	Mar-18	1	82,515	17,340
London Metals Exchange Nickel	Jun-18	1	82,830	1,935
London Metals Exchange Zinc	Mar-18	2	173,000	12,263
London Metals Exchange Zinc	Jun-18	2	172,325	(1,931)
Low Sulphur Gasoil G Futures	Apr-18	2	115,750	(7,853)
MSCI Singapore Exchange ETS	Mar-18	5	151,217	(372)
MSCI Taiwan Index	Mar-18	2	79,620	(94)
Nasdaq 100 E-Mini	Mar-18	1	137,300	11,073
Nikkie 225 (Osaka Securities Exchange)	Mar-18	1	103,590	(2,966)
Palladium	Jun-18	1	103,760	1,363
Platinum	Apr-18	3	148,215	423
Russell 2000 E-Mini	Mar-18	1	75,560	(2)
S&P 500 E-Mini	Mar-18	1	135,720	(4,045)
S&P Mid 400 E-Mini	Mar-18	1	186,450	(7,282)
S&P/TSX 60 Index	Mar-18	1	142,254	(8,621)
SPI 200 Index	Mar-18	1	116,524	(371)
Topix Index	Mar-18	1	165,706	(2,209)
WTI Crude	Apr-18	2	123,280	(2,865)
				$(25,823)

The accompanying notes are an integral part of the consolidated financial statements.

5

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
90-Day Euro	Mar-19	38	$(9,500,000)	$35,318
90-Day Sterling	Mar-19	28	(4,818,481)	2,736
Australian 10-Year Bond	Mar-18	4	(310,680)	(1,166)
Australian 3-Year Bond	Mar-18	13	(1,009,709)	(3,154)
Canadian 10-Year Bond	Jun-18	3	(233,791)	(1,806)
Coffee	May-18	2	(91,500)	819
Corn	May-18	3	(57,300)	(1,696)
Euro-Bobl	Mar-18	5	(610,002)	(2,568)
Euro-Bund	Mar-18	1	(122,000)	(1,697)
London Metals Exchange Aluminum	Mar-18	2	(106,475)	2,719
London Metals Exchange Aluminum	Jun-18	1	(53,363)	1,209
London Metals Exchange Copper	Mar-18	1	(172,588)	4,785
London Metals Exchange Nickel	Mar-18	1	(82,515)	(1,968)
London Metals Exchange Zinc	Mar-18	2	(173,000)	1,644
Long Gilt	Jun-18	2	(275,342)	(1,434)
Natural Gas	Apr-18	1	(26,700)	538
Sugar No. 11 (World)	May-18	1	(14,986)	501
U.S. Treasury 10-Year Notes	Jun-18	7	(683,945)	(1,215)
U.S. Treasury 2-Year Notes	Jun-18	31	(6,087,280)	(45)
U.S. Treasury 5-Year Notes	Jun-18	17	(1,628,461)	(956)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-18	1	(120,317)	(970)
Wheat	May-18	2	(49,500)	(2,956)
				$28,638
Total Futures Contracts				$2,815

The accompanying notes are an integral part of the consolidated financial statements.

6

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	1,000,000	USD	781,608	Mar 21 2018	UBS	$(4,891)
CAD	700,000	USD	558,785	Mar 21 2018	UBS	(13,045)
CHF	350,000	USD	376,627	Mar 21 2018	UBS	(5,297)
EUR	700,000	USD	838,960	Mar 21 2018	UBS	16,481
GBP	400,000	USD	545,003	Mar 21 2018	UBS	6,236
JPY	91,500,000	USD	837,170	Mar 22 2018	UBS	21,807
NOK	4,500,000	USD	557,465	Mar 21 2018	UBS	12,768
NZD	1,000,000	USD	719,713	Mar 21 2018	UBS	1,338
SEK	3,600,000	USD	443,077	Mar 21 2018	UBS	(7,925)
USD	502,331	AUD	650,000	Mar 21 2018	UBS	(2,536)
USD	393,591	CAD	500,000	Mar 21 2018	UBS	3,777
USD	264,294	CHF	250,000	Mar 21 2018	UBS	(941)
USD	423,117	EUR	350,000	Mar 21 2018	UBS	(4,603)
USD	137,040	GBP	100,000	Mar 21 2018	UBS	(770)
USD	541,228	JPY	60,000,000	Mar 22 2018	UBS	(22,035)
USD	186,316	NOK	1,500,000	Mar 21 2018	UBS	(3,762)
USD	309,990	NZD	450,000	Mar 21 2018	UBS	(14,483)
USD	181,582	SEK	1,500,000	Mar 21 2018	UBS	269
Total Forward Foreign Currency Contracts						$(17,612)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

7

Campbell Dynamic Trend Fund

Consolidated Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $7,971,010)	$7,967,424
Cash	783,946
Deposits with brokers:
Forward foreign currency contracts	310,000
Futures contracts	243,014
Receivables for:
Due from adviser	4,003
Unrealized apprecation on futures contracts	110,307
Unrealized appreciation on forward foreign currency contracts	62,676
Prepaid expenses and other assets	17,290
Total assets	9,498,660
LIABILITIES
Payables for:
Administration and accounting fees	5,359
Transfer agent fees	838
Custodian fees	563
Unrealized depreciation on futures contracts	107,492
Unrealized depreciation on forward foreign currency contracts	80,288
Other accrued expenses and liabilities	59,691
Total liabilities	254,231
Net assets	$9,244,429
NET ASSETS CONSIST OF:
Par value	$1,036
Paid-in capital	9,142,198
Accumulated net investment income/(loss)	(41,166)
Accumulated net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	160,484
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(18,123)
Net assets	$9,244,429
CAPITAL SHARES:
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	$1,036,065
Net asset value, offering and redemption price per share	$8.92

The accompanying notes are an integral part of the consolidated financial statements.

8

Campbell Dynamic Trend Fund

Consolidated Statement of Operations

For The Six Months Ended

February 28, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$44,295
Total investment income	44,295
EXPENSES
Advisory fees (Note 2)	48,330
Audit and tax service fees	28,708
Administration and accounting services fees (Note 2)	20,336
Registration and filing fees	12,979
Legal fees	8,785
Officers fees	4,646
Directors fees	4,635
Printing and shareholder reporting fees	3,658
Transfer agent fees (Note 2)	1,574
Custodian fees (Note 2)	1,154
Other expenses	4,432
Total expenses before waivers and reimbursements	139,237
Less: waivers and reimbursements (Note 2)	(81,478)
Net expenses after waivers and reimbursements	57,759
Net investment income/(loss)	(13,464)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(150)
Futures contracts	373,006
Foreign currency transactions	(100)
Forward foreign currency contracts	(101,813)
Net change in unrealized appreciation/(depreciation) on:
Investments	(3,742)
Futures contracts	(107,972)
Foreign currency translations	275
Forward foreign currency contracts	(34,354)
Net realized and unrealized gain/(loss) from investments	125,150
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$111,686

The accompanying notes are an integral part of the consolidated financial statements.

9

Campbell Dynamic Trend Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(13,464)	$(72,695)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	270,943	(215,793)
Net change in unrealized appreciation/(depreciation) on investments, future contracts, foreign currency translation and forward foreign currency contracts	(145,793)	35,318
Net increase/(decrease) in net assets resulting from operations	111,686	(253,170)

Dividends and Distributions to Shareholders From:
Net realized capital gains	(204,171)	—
Net decrease in net assets from dividends and distributions to shareholders	(204,171)	—

Capital Share Transactions:
Proceeds from reinvestment of distributions	204,171	—
Net increase/(decrease) in net assets from capital share transactions	204,171	—
Total increase/(decrease) in net assets	111,686	(253,170)

Net Assets:
Beginning of period	9,132,743	9,385,913
End of period	$9,244,429	$9,132,743
Accumulated net investment income/(loss), end of period	$(41,166)	$(27,702)

Share Transactions:
Shares reinvested	22,660	—
Net increase/(decrease) in shares outstanding	22,660	—

The accompanying notes are an integral part of the consolidated financial statements.

10

Campbell Dynamic Trend Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017		For the Year Ended August 31, 2016	For the Period Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$9.01		$9.26		$9.71	$10.00
Net investment income/(loss)(2)	(0.01)		(0.07)		(0.11)	(0.08)
Net realized and unrealized gain/(loss) from investments	0.12		(0.18)		(0.21)	(0.21)
Net increase/(decrease) in net assets resulting from operations	0.11		(0.25)		(0.32)	(0.29)
Dividends and distributions to shareholders from:
Net realized capital gains	(0.20)		—		(0.13)	—
Total dividends and distributions to shareholders	(0.20)		—		(0.13)	—
Net asset value, end of period	$8.92		$9.01		$9.26	$9.71
Total investment return(3)	1.21	%(6)	(2.70)%		(3.36)%	(2.90	)%(6)
Ratios/Supplemental Data
Net assets, end of period (000’s)	$9,244		$9,133		$9,386	$9,715
Ratio of expenses to average net assets with waivers and reimbursements	1.26	%(4)(5)	1.27	%(4)	1.25%	1.26	%(4)(5)
Ratio of expenses to average net assets without waivers and reimbursements	3.03	%(5)	3.47%		4.04%	4.39	%(5)
Ratio of net investment income/(loss) to average net assets	(0.29	)%(5)	(0.80)%		(1.13)%	(1.25	)%(5)
Portfolio turnover rate	0.00	%(6)	0.00%		0.00%	0.00	%(6)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.

11

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Campbell Dynamic Trend Fund (the “Fund”), which commenced investment operations on December 31, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek capital appreciation.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Consolidation of Subsidiary — The Adviser’s Campbell Dynamic Trend Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $282,288, which represented 3.05% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

12

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$7,967,424	$7,967,424	$—	$—
Commodity Contracts
Futures Contracts	54,040	54,040	—	—
Equity Contracts
Futures Contracts	16,865	16,865	—	—
Interest Rate Contracts
Futures Contracts	39,402	39,402	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	62,676	—	62,676	—
Total Assets	$8,140,407	$8,077,731	$62,676	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(43,317)	$(43,317)	$—	$—
Equity Contracts
Futures Contracts	(38,481)	(38,481)	—	—
Interest Rate Contracts
Futures Contracts	(25,694)	(25,694)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(80,288)	—	(80,288)	—
Total Liabilities	$(187,780)	$(107,492)	$(80,288)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of

13

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures about Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$54,040	$16,865	$39,402	$—	$110,307
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	62,676	62,676
Total Value - Assets		$54,040	$16,865	$39,402	$62,676	$172,983
Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(43,317)	$(38,481)	$(25,694)	$—	$(107,492)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(80,288)	(80,288)
Total Value - Liabilities		$(43,317)	$(38,481)	$(25,694)	$(80,288)	$(187,780)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

14

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/ (loss) from futures contracts	$15,577	$302,721	$54,708	$—	$373,006
Forward Contracts	Net realized gain/ (loss) from forward foreign currency contracts	—	—	—	(101,813)	(101,813)
Total Realized Gain/(Loss)		$15,577	$302,721	$54,708	$(101,813)	$271,193

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$(49,109)	$(54,354)	$(4,509)	$—	$(107,972)
Forward Contracts	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	—	—	—	(34,354)	(34,354)
Total Change in Unrealized Appreciation/(Depreciation)		$(49,109)	$(54,354)	$(4,509)	$(34,354)	$(142,326)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$52,234,580	$(13,227,255)	$(10,103,651)	$10,065,396

15

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$62,676	$(62,676)	$—	$—	$62,676	$(80,288)	$—	$(17,612)

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

16

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

17

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

18

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

Advisory Fee	Expense Cap
1.05%	1.25%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$48,330	$(81,478)	$(33,148)

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2019	August 31, 2020	August 31, 2021	Total
$265,599	$199,666	$81,478	$546,743

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Consolidated Statement of Operations.

19

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

Purchases	Sales
$—	$—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$8,213,142	$2,768	$(314,246)	$(311,478)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

20

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to disallowed expenses, short-term realized gains being offset with current net operating loss, investments in wholly-owned controlled foreign corporation and reclassifications for treatment of certain foreign currency transactions were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME/(Loss)	ACCUMULATED NET REALIZED GAIN/(Loss)	PAID-IN CAPITAL
$107,162	$329,907	$(437,069)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Capital Loss Carryforwards	Other Temporary Differences
$159,559	$—	$34,121	$—	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017, were as follows:

Ordinary Income	Long-Term Gains	Total
$ —	$ —	$ —

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2017, the Fund had no tax basis capital loss carryovers to offset future capital gains.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

21

Campbell Dynamic Trend Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CADT-SAR18

Campbell Multi-Asset Carry Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Multi-Asset Carry Fund

Performance Data

February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2018
	Six Months*	One Year	Since Inception**
Campbell Multi-Asset Carry Fund	-8.08%	-7.75%	-5.36%
Barclay BTOP50 Index***	-0.91%	-2.44%	-4.13%

*	Not annualized.

**	Inception date of the Fund is December 21, 2015.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2017, is 2.36% and the Fund’s net operating expense ratio is 1.28%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see the Consolidated Financial Highlights for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading adviser programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Multi-Asset Carry Fund

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$ 919.20	$5.95
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

*	Expenses are equal to an annualized six-month expense ratio for the period September 1, 2017 to February 28, 2018 of 1.25%, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days (181) in the recent fiscal half-year then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of -8.08%.

2

Campbell Multi-Asset Carry Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2018:

	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	81.3%	$10,834,954
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	18.7	2,488,834
NET ASSETS	100.0%	$13,323,788

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.
3

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments

February 28, 2018 (Unaudited)

	Coupon*	MATURITY DATE	Par	Value
Short-Term Investments — 81.3%
U.S. Treasury Obligations — 81.3%
United States Treasury Bill	1.048%	03/29/18	$1,605,000	$1,603,162
United States Treasury Bill	1.269%	04/26/18	825,000	823,047
United States Treasury Bill	1.400%	05/24/18	3,825,000	3,810,787
United States Treasury Bill	1.469%	06/21/18	1,525,000	1,517,243
United States Treasury Bill	1.569%	07/19/18	1,525,000	1,514,581
United States Treasury Bill	1.795%	08/23/18	1,580,000	1,566,134
				10,834,954
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,840,372)				10,834,954

Total Investments — 81.3%
(Cost $10,840,372)				10,834,954

Other Assets in Excess of Liabilities — 18.7%				2,488,834
Net Assets — 100.0%				$13,323,788

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.
4

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2018 (Unaudited)

Futures contracts outstanding as of February 28, 2018 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
3-Month Euro Euribor	Mar-19	76	$23,180,060	$146
90-Day Euro	Mar-19	222	55,500,000	(138,606)
90-Day Sterling	Mar-19	90	15,487,974	(22,638)
Amsterdam Index	Mar-18	1	130,626	3,524
Australian 10-Year Bond	Mar-18	1	77,670	581
Australian 3-Year Bond	Mar-18	104	8,077,670	(12,159)
Bank Acceptance	Mar-18	21	4,091,334	(2,459)
Brent Crude	May-18	13	841,490	(15,842)
CAC40 10 Euro	Mar-18	1	64,892	2,268
Canadian 10-Year Bond	Jun-18	1	77,930	590
Cotton No.2	May-18	14	580,510	16,638
Euro Stoxx 50	Mar-18	5	209,719	(6,692)
Euro-Bobl	Mar-18	94	11,468,030	(23,894)
Euro-Bund	Mar-18	3	366,001	4,913
Euro-Schatz	Mar-18	124	15,128,039	8,513
FTSE 100 Index	Mar-18	11	1,094,291	(23,239)
Gasoline RBOB	Apr-18	3	242,500	(8,197)
Hang Seng Index	Mar-18	1	196,348	(3,268)
IBEX 35 Index	Mar-18	13	1,559,740	17,291
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-18	3	2,811,753	3,501
London Metals Exchange Aluminum	Mar-18	17	905,038	(19,823)
London Metals Exchange Copper	Mar-18	1	172,588	(5,240)
London Metals Exchange Nickel	Mar-18	2	165,030	3,504
London Metals Exchange Nickel	Jun-18	1	82,830	(2,163)
London Metals Exchange Zinc	Mar-18	7	605,500	51,408
London Metals Exchange Zinc	Jun-18	9	775,463	(12,584)
MSCI Taiwan Index	Mar-18	9	358,290	(422)
Natural Gas	Apr-18	1	26,700	(122)
OMX Stockholm 30 Index	Mar-18	14	265,605	6,147
Soybean	May-18	27	1,424,925	18,423
Soybean Meal	May-18	14	552,580	48,800
SPI 200 Index	Mar-18	10	1,165,243	1,711
U.S. Treasury 10-Year Notes	Jun-18	1	97,709	241
U.S. Treasury 2-Year Notes	Jun-18	160	31,418,179	(9,042)
U.S. Treasury 5-Year Notes	Jun-18	1	95,792	22
WTI Crude	Apr-18	21	1,294,440	(26,611)
				$(144,780)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Coffee	May-18	16	$(732,000)	$289
Copper	May-18	8	(626,500)	16,856
Corn	May-18	71	(1,356,100)	(32,041)
Gold 100 Oz	Apr-18	14	(1,845,060)	37,586
Kansas City Hard Red Winter Wheat	May-18	14	(365,575)	(20,478)

The accompanying notes are an integral part of the consolidated financial statements.
5

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
London Metals Exchange Aluminum	Mar-18	17	$(905,038)	$(46,904)
London Metals Exchange Aluminum	Jun-18	1	(53,363)	1,654
London Metals Exchange Copper	Mar-18	1	(172,588)	(8,150)
London Metals Exchange Copper	Jun-18	1	(173,575)	5,279
London Metals Exchange Nickel	Mar-18	2	(165,030)	(35,100)
London Metals Exchange Nickel	Jun-18	2	(165,660)	(3,486)
London Metals Exchange Zinc	Mar-18	7	(605,500)	4,309
Nasdaq 100 E-Mini	Mar-18	6	(823,800)	(29,622)
S&P 500 E-Mini	Mar-18	3	(407,160)	3,359
Silver	May-18	8	(656,300)	9,271
Soybean Oil	May-18	17	(328,746)	6,827
Sugar No. 11 (World)	May-18	44	(659,366)	8,368
Wheat	May-18	26	(643,500)	(35,737)
				$(117,720)
Total Futures Contracts				$(262,500)

Forward foreign currency contracts outstanding as of February 28, 2018 were as follows:

Currency Purchased		Currency Sold		Expiration Date	Counterparty	Unrealized Appreciation/ (Depreciation)
AUD	2,350,000	USD	1,790,948	Mar 21 2018	UBS	$34,338
CAD	1,300,000	USD	1,035,863	Mar 21 2018	UBS	(22,345)
CHF	150,000	USD	161,080	Mar 21 2018	UBS	(1,938)
EUR	1,650,000	USD	2,002,339	Mar 21 2018	UBS	14,058
JPY	472,500,000	USD	4,306,857	Mar 22 2018	UBS	128,838
NOK	8,550,000	USD	1,090,721	Mar 21 2018	UBS	(7,278)
NZD	3,750,000	USD	2,665,848	Mar 21 2018	UBS	38,095
SEK	8,700,000	USD	1,046,132	Mar 21 2018	UBS	5,485
USD	1,807,316	AUD	2,300,000	Mar 21 2018	UBS	20,866
USD	1,345,316	CAD	1,700,000	Mar 21 2018	UBS	19,946
USD	1,226,253	CHF	1,150,000	Mar 21 2018	UBS	6,168
USD	4,733,175	EUR	3,900,000	Mar 21 2018	UBS	(32,854)
USD	67,156	GBP	50,000	Mar 21 2018	UBS	(1,749)
USD	7,968,875	JPY	880,500,000	Mar 22 2018	UBS	(297,009)
USD	1,284,007	NOK	10,500,000	Mar 21 2018	UBS	(46,537)
USD	1,044,828	NZD	1,450,000	Mar 21 2018	UBS	(697)
USD	1,449,317	SEK	12,000,000	Mar 21 2018	UBS	(1,189)
Total Forward Foreign Currency Contracts						$(143,802)

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.
6

Campbell Multi-Asset Carry Fund

Consolidated Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $10,840,372)	$10,834,954
Cash	878,090
Deposits with broker for:
Forward foreign currency contracts	625,000
Futures contracts	1,413,850
Receivables for:
Due from advisor	4,331
Unrealized appreciation on futures contracts	282,019
Unrealized appreciation on forward foreign currency contracts	267,794
Prepaid expenses and other assets	21,980
Total assets	14,328,018
LIABILITIES
Payables for:
Administration and accounting fees	7,305
Transfer agent fees	1,178
Custodian fees	547
Unrealized depreciation on futures contracts	544,519
Unrealized depreciation on forward foreign currency contracts	411,596
Other accrued expenses and liabilities	39,085
Total liabilities	1,004,230
Net assets	$13,323,788

NET ASSETS CONSIST OF:
Par value	$1,714
Paid-in capital	14,450,984
Accumulated net investment income/(loss)	327,832
Accumulated net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	(1,045,410)
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation and forward foreign currency contracts	(411,332)
Net assets	$13,323,788
CAPITAL SHARES:
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,713,897
Net asset value, offering and redemption price per share	$7.77

The accompanying notes are an integral part of the consolidated financial statements.
7

Campbell Multi-Asset Carry Fund

Consolidated Statement of Operations

For The Six Months Ended
February 28, 2018 (Unaudited)

INVESTMENT INCOME
Interest	$63,538
Total investment income	63,538
EXPENSES
Advisory fees (Note 2)	74,890
Audit and tax service fees	27,666
Administration and accounting fees (Note 2)	26,183
Legal fees	14,753
Registration and filing fees	10,879
Officers fees	9,711
Directors fees	7,941
Printing and shareholder reporting fees	4,299
Transfer agent fees (Note 2)	2,784
Custodian fees (Note 2)	1,290
Other expenses	6,624
Total expenses before waivers and reimbursements	187,020
Less: waivers and reimbursements (Note 2)	(97,611)
Net expenses after waivers and reimbursements	89,409
Net investment income/(loss)	(25,871)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(177)
Futures contracts	(729,424)
Foreign currency transactions	6,221
Forward foreign currency contracts	(238,212)
Net change in unrealized appreciation/(depreciation) on:
Investments	(5,742)
Futures contracts	(404,117)
Foreign currency translation	732
Forward foreign currency contracts	220,751
Net realized and unrealized gain/(loss) from investments	(1,149,968)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,175,839)

The accompanying notes are an integral part of the consolidated financial statements.

8

Campbell Multi-Asset Carry Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(25,871)	$(126,474)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions and forward foreign currency contracts	(961,592)	(704,471)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation and forward foreign currency contracts	(188,376)	(517,389)
Net increase/(decrease) in net assets resulting from operations	(1,175,839)	(1,348,334)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(10,850)	(68,163)
Net realized capital gains	(106,038)	(1,658,102)
Net decrease in net assets from dividends and distributions to shareholders	(116,888)	(1,726,265)

CAPITAL SHARE TRANSACTIONS:
Proceeds from reinvestment of distributions	116,888	1,726,265
Net increase/(decrease) in net assets from capital share transactions	116,888	1,726,265
Total increase/(decrease) in net assets	(1,175,839)	(1,348,334)

NET ASSETS:
Beginning of period	14,499,627	15,847,961
End of period	$13,323,788	$14,499,627
Accumulated net investment income/(loss), end of period	$327,832	$364,553

SHARE TRANSACTIONS:
Shares reinvested	13,482	197,966
Net increase/(decrease) in shares outstanding	13,482	197,966

The accompanying notes are an integral part of the consolidated financial statements.

9

Campbell Multi-Asset Carry Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the consolidated financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017		For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$8.53		$10.55		$10.00
Net investment income/(loss) (2)	(0.02)		(0.08)		(0.08)
Net realized and unrealized gain/(loss) from investments	(0.67)		(0.79)		0.63
Net increase/(decrease) in net assets resulting from operations	(0.69)		(0.87)		0.55
Dividends and distributions to shareholders from:
Net investment income	(0.01)		(0.05)		—
Net realized capital gain	(0.06)		(1.10)		—
Total dividends and distributions to shareholders	(0.07)		(1.15)		—
Net asset value, end of period	$7.77		$8.53		$10.55
Total investment return (3)	(8.08	)%(6)	(8.60)%		5.50	%(6)
Ratios/Supplemental Data
Net assets, end of period (000's)	$13,324		$14,500		$15,848
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(5)	1.28	%(4)	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements	2.62	%(5)	2.36%		3.29	%(5)
Ratio of net investment income/(loss) to average net assets	(0.36	)%(5)	(0.85)%		(1.09	)%(5)
Portfolio turnover rate	0.00	%(6)	0.00%		0.00	%(6)

(1)	The Fund commenced investment operations on December 21, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Campbell Multi-Asset Carry Fund (the “Fund”), which commenced investment operations on December 21, 2015.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to seek positive absolute returns.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Consolidated Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Consolidation of Subsidiary — The Adviser’s Campbell Multi-Asset Carry Program will be achieved by the Fund investing up to 25% of its total assets in the Campbell Core Carry Offshore Limited (the “Subsidiary”), a wholly-owned and controlled subsidiary for the Fund organized under the laws of the Cayman Islands. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling financial interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of the end of the reporting period, the net assets of the Subsidiary were $941,754, which represented 7.07% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1 –	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 –	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

11

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Short-Term Investments	$10,834,954	$10,834,954	$—	$—
Commodity Contracts
Futures Contracts	229,212	229,212	—	—
Equity Contracts
Futures Contracts	34,300	34,300	—	—
Interest Rate Contracts
Futures Contracts	18,507	18,507	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	267,794	—	267,794	—
Total Assets	$11,384,767	$11,116,973	$267,794	$—

	Total	Level 1	Level 2	Level 3
Commodity Contracts
Futures Contracts	$(272,478)	$(272,478)	$—	$—
Equity Contracts
Futures Contracts	(63,243)	(63,243)	—	—
Interest Rate Contracts
Futures Contracts	(208,798)	(208,798)	—	—
Foreign Currency Contracts
Forward Foreign Currency Contracts	(411,596)	—	(411,596)	—
Total Liabilities	$(956,115)	$(544,519)	$(411,596)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts

12

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures About Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the current fiscal period, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, and commodities (through investment in the Subsidiary) to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Asset Derivatives
Futures Contracts (a)	Unrealized appreciation on futures contracts	$229,212	$34,300	$18,507	$—	$282,019
Forward Contracts (a)	Unrealized appreciation on forward foreign currency contracts	—	—	—	267,794	267,794
Total Value - Assets		$229,212	$34,300	$18,507	$267,794	$549,813
Liability Derivatives
Futures Contracts (a)	Unrealized depreciation on futures contracts	$(272,478)	$(63,243)	$(208,798)	$—	$(544,519)
Forward Contracts (a)	Unrealized depreciation on forward foreign currency contracts	—	—	—	(411,596)	(411,596)
Total Value - Liabilities		$(272,478)	$(63,243)	$(208,798)	$(411,596)	$(956,115)

(a)	This amount represents the cumulative appreciation/(depreciation) of forward and futures contracts as reported in the Consolidated Portfolio of Investments.

13

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Realized Gain/(Loss)
Futures Contracts	Net realized gain/ (loss) from futures contracts	$249,423	$(38,549)	$(940,298)	$—	$(729,424)
Forward Contracts	Net realized gain/ (loss) from forward foreign currency contracts	—	—	—	(238,212)	(238,212)
Total Realized Gain/(Loss)		$249,423	$(38,549)	$(940,298)	$(238,212)	$(967,636)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Commodity Contracts	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Futures Contracts	Net change in unrealized appreciation/ (depreciation) on futures contracts	$(183,131)	$20,804	$(241,790)	$—	$(404,117)
Forward Contracts	Net change in unrealized appreciation/ (depreciation) on forward foreign currency contracts	—	—	—	220,751	220,751
Total Change in Unrealized Appreciation/(Depreciation)		$(183,131)	$20,804	$(241,790)	$220,751	$(183,366)

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Long Futures Notional Amount	Short Futures Notional Amount	Forward Foreign Currency Contracts— Payable (Value at Trade Date)	Forward Foreign Currency Contracts— Receivable (Value at Trade Date)
$258,530,982	$(13,335,328)	$(41,426,800)	$41,310,407

14

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities				Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities
Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$267,794	$(267,794)	$—	$—	$267,794	$(411,596)	$	$(143,802)

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable to the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

15

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

16

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund may use futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

17

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the investment adviser to the Fund. The Adviser is a wholly-owned subsidiary of Campbell & Company, L.P. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

Advisory Fee	Expense Cap
1.05%	1.25%

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$74,890	$(97,611)	$(22,721)

If at any time the Fund’s total annual Fund operating expenses for a year are less than the Expense cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the Expense cap that was in effect at the time of the waiver or reimbursement.

As of the end of the reporting period, the Fund had amounts available for recoupment as follows:

Expiration
August 31, 2019	August 31, 2020	August 31, 2021	Total
$166,493	$162,443	$97,611	$426,547

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Consolidated Statement of Operations.

18

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Continued)

February 28, 2018 (Unaudited)

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Consolidated Statement of Operations.

4. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

Purchases	Sales
$—	$—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$14,040,692	$—	$(2,360,606)	$(2,360,606)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying consolidated financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

19

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements (Concluded)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to short-term realized gains being offset with current net operating loss, investments in wholly-owned controlled foreign corporation, reclassifications of short-term capital gain distributions and reclassifications for treatment of certain foreign currency transactions were reclassified among the following accounts:

Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$635,307	$914,171	$(1,549,478)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
$106,032	$—	$57,785	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017, were as follows:

Ordinary Income	Long-Term Gains	Total
$ 1,047,488	$ 678,777	$ 1,726,265

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2017, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

20

Campbell Multi-Asset Carry Fund

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 will be available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

21

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

CAMC-SAR18

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2018 (Unaudited)

February 28, 2018

Dear Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have surpassed $8.1 billion. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended February 28, 2018, investors experienced broad based positive returns in the equity markets. International equity markets over the past six months have seen a steady increase, returning 6.59% as measured by the MSCI World ex USA Index. Emerging markets and international small cap stocks performed even better during the time-period, returning 10.58% and 10.59% respectively as measured by the MSCI Emerging Markets and MSCI EAFE Small Cap Indices. U.S. stocks outpaced international stocks, over the same time-period, with large cap stocks returning 10.84% as represented by the S&P 500® Index. Small cap stocks in the U.S. were right on the heels of U.S. large cap stocks, returning 8.29% as measured by the Russell 2000® Index. In contrast to the broad equity markets, rising interest rates drove bond markets negative over the last six months, with the World Government Bond Index posting a loss of 0.32%.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately seek to target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Kenneth E. Gatliff
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K. R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47: 427–465.

1

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2018 (Unaudited)

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 842 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. With 2,288 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries--excluding the United States. With 1,018 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro-cap or small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

FREE MARKET FUNDS

Performance Data

February 28, 2018 (Unaudited)

Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	9.20%	9.51%	8.57%	12.35%	9.37%
Russell 2500® Index	8.71%	11.17%	8.29%	12.30%	8.94%
Composite Index***	7.90%	9.55%	9.03%	12.48%	7.97%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.85% (included in the ratio is 0.29% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $18.52 per share on February 28, 2018.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

Free Market International Equity Fund

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	7.38%	20.82%	8.16%	8.33%	4.16%
MSCI World (excluding U.S.) Index	6.60%	18.87%	5.32%	6.58%	1.81%
Composite Index***	8.80%	24.01%	7.93%	7.63%	2.85%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.01% (included in the ratio is 0.43% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $11.40 per share on February 28, 2018.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

3

FREE MARKET FUNDS

Performance Data

February 28, 2018 (Unaudited)

Free Market Fixed Income Fund

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	-1.25%	-0.13%	0.39%	0.28%	1.43%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	-0.32%	0.65%	1.00%	1.16%	2.07%
Composite Index***	-1.11%	0.27%	0.70%	0.87%	2.12%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.74% (included in the ratio is 0.18% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.14 per share on February 28, 2018.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses.

4

FREE MARKET FUNDS

Fund Expense Example

February 28, 2018 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical ExampleS for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$ 1,000.00	$ 1,092.00	$2.85
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76

	Free Market International Equity Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$ 1,000.00	$ 1,073.80	$2.88
Hypothetical (5% return before expenses)	1,000.00	1,022.02	2.81

5

FREE MARKET FUNDS

Fund Expense Example (Concluded)

February 28, 2018 (Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$ 1,000.00	$ 987.50	$2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.07	2.76

*	Expenses are equal to an annualized six-month expense ratio of 0.55%, 0.56% and 0.55% for the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.00%-0.13%	0.00%-0.11%	0.01%-0.07%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 9.20% for the Free Market U.S. Equity Fund, 7.38% for the Free Market International Equity Fund and -1.25% for the Free Market Fixed Income Fund.

6

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 99.8%
iShares Core S&P 500 ETF	61,290	$16,753,008
U.S. Large Cap Value Portfolio III (a)	34,053,787	919,111,723
U.S. Large Company Portfolio (a)	21,225,543	447,646,705
U.S. Micro Cap Portfolio (b)	21,039,718	452,564,334
U.S. Small Cap Portfolio (b)	12,917,774	453,155,501
U.S. Small Cap Value Portfolio (b)	20,591,108	755,487,758
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,215,066,266)		3,044,719,029

SHORT-TERM INVESTMENTS — 0.2%
STIT-Government & Agency Portfolio, 1.30%*	4,664,782	4,664,782
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,664,782)*		4,664,782
TOTAL INVESTMENTS — 100.0%
(Cost $2,219,731,008)		3,049,383,811
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,305,751
NET ASSETS — 100.0%		$3,050,689,562

Portfolio Holdings Summary Table

	% of Net Assets	Value
Domestic Equity Funds	99.8%	$3,044,719,029
Short-Term Investments	0.2%	4,664,782
Other Assets In Excess Of Liabilities	0.0%	1,305,751
NET ASSETS	100.0%	$3,050,689,562

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares/Beneficial Interest	Value
INTERNATIONAL EQUITY FUNDS — 99.9%
Asia Pacific Small Company Portfolio (a)	1,294,679	$31,137,024
Canadian Small Company Series (b)	2,651,701	28,770,717
Continental Small Company Portfolio (a)	1,171,156	34,268,028
Continental Small Company Series (b)	430,577	42,592,363
DFA International Small Cap Value Portfolio (a)	41,512,170	946,477,477
DFA International Value Portfolio III (c)	33,466,224	580,638,987
DFA International Value Series (b)	4,790,381	123,016,980
Emerging Markets Portfolio (a)	4,041,522	126,055,070
Emerging Markets Small Cap Portfolio (a)	4,815,935	117,268,017
Emerging Markets Value Portfolio (a)	3,639,877	117,786,427
Japanese Small Company Portfolio (a)	1,828,638	54,584,844
Large Cap International Portfolio (a)	4,904,882	116,883,350
United Kingdom Small Company Portfolio (a)	186,330	5,576,844
United Kingdom Small Company Series (b)	539,121	38,044,014
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,900,463,815)		2,363,100,142

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 1.30%*	3,470,030	3,470,030
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,470,030)		3,470,030
TOTAL INVESTMENTS — 100.0%
(Cost $1,903,933,845)		2,366,570,172
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		870,704
NET ASSETS — 100.0%		$2,367,440,876

 Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.9%	$2,363,100,142
Short-Term Investments	0.1%	3,470,030
Other Assets In Excess Of Liabilities	0.0%	870,704
NET ASSETS	100.0%	$2,367,440,876

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.5%
DFA Five-Year Global Fixed Income Portfolio (a)	62,315,169	$672,380,671
DFA Inflation-Protected Securities Portfolio (a)	11,734,733	134,949,429
DFA Intermediate Government Fixed Income Portfolio (a)	13,413,541	161,767,300
DFA One-Year Fixed Income Portfolio (a)	38,002,687	389,527,544
DFA Short-Term Government Portfolio (a)	10,297,283	107,503,630
DFA Two-Year Global Fixed Income Portfolio (a)	40,867,761	403,364,796
iShares 1-3 Year Credit Bond ETF	6,208,957	644,862,274
iShares Intermediate Credit Bond ETF	1,503,852	161,333,242
TOTAL FIXED INCOME FUNDS
(Cost $2,719,412,433)		2,675,688,886

SHORT-TERM INVESTMENTS — 0.5%
STIT-Government & Agency Portfolio, 1.30%*	12,320,331	12,320,331
TOTAL SHORT-TERM INVESTMENTS
(Cost $12,320,331)		12,320,331
TOTAL INVESTMENTS — 100.0%
(Cost $2,731,732,764)		2,688,009,217
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		1,922,311
NET ASSETS — 100.0%		$2,689,931,528

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.5%	$2,675,688,886
Short-Term Investments	0.5%	12,320,331
Other Assets In Excess Of Liabilities	0.0%	1,922,311
NET ASSETS	100.0%	$2,689,931,528

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.

ETF Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value *	$3,044,719,029	$2,363,100,142	$2,675,688,886
Short-term investments, at value *	4,664,782	3,470,030	12,320,331
Receivables
Receivable for capital shares sold	4,095,085	3,164,336	4,378,658
Dividends receivable	2,680	2,562	436,788
Prepaid expenses and other assets	69,530	69,393	67,121
Total assets	3,053,551,106	2,369,806,463	2,692,891,784
LIABILITIES
Payables
Capital shares redeemed	1,547,157	1,318,985	1,751,252
Advisory fees	1,161,033	904,453	1,017,259
Administration and accounting fees	111,515	88,500	102,541
Transfer agent fees	15,297	11,849	10,480
Other accrued expenses and liabilities	26,542	41,800	78,724
Total liabilities	2,861,544	2,365,587	2,960,256
Net assets	$3,050,689,562	$2,367,440,876	$2,689,931,528

NET ASSETS CONSIST OF:
Par value	$164,709	$207,613	$265,359
Paid-in capital	2,107,588,538	1,889,381,004	2,733,463,530
Undistributed/accumulated net investment income/(loss)	(9,549,334)	(6,739,918)	(316,939)
Accumulated net realized gain/(loss) from investments	122,832,846	21,955,850	243,125
Net unrealized appreciation/(depreciation) on investments	829,652,803	462,636,327	(43,723,547)
Net assets	$3,050,689,562	$2,367,440,876	$2,689,931,528
Shares outstanding ($0.001 par value, 700,000,000 shares authorized)	164,708,916	207,613,085	265,358,668
Net asset value, offering and redemption price per share	$18.52	$11.40	$10.14
*Identified Cost:
Investments in non-affiliated funds, at cost	$2,215,066,226	$1,900,463,815	$2,719,412,433
Short-term investments, at cost	4,664,782	3,470,030	12,320,331

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$22,956,043	$38,924,599	$24,446,800
Total investment income	22,956,043	38,924,599	24,446,800

EXPENSES
Advisory fees (Note 2)	7,297,224	5,679,444	6,379,318
Administration and accounting fees (Note 2)	362,109	287,634	324,485
Legal fees	96,248	76,518	95,974
Directors fees	70,955	50,475	63,152
Transfer agent fees (Note 2)	44,734	35,316	41,092
Printing and shareholder reporting fees	42,676	42,620	47,263
Custodian fees (Note 2)	37,387	28,896	34,726
Officers fees	27,689	32,511	35,370
Audit fees	23,519	23,434	22,062
Registration expense	3,759	6,315	21,653
Other expenses	56,586	218,573	56,705
Total expenses	8,062,886	6,481,736	7,121,800
Net investment income/(loss)	14,893,157	32,442,863	17,325,000

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	1,617,501	1,203,160	—
Capital gain distributions from non-affiliated fund investments	128,381,141	32,041,601	590,307
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	107,962,042	97,430,642	(52,252,170)
Net realized and unrealized gain/(loss) on investments	237,960,684	130,675,403	(51,661,863)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$252,853,841	$163,118,266	$(34,336,863)

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$14,893,157	$18,308,432
Net realized gain/(loss) from investments	129,998,642	79,067,501
Net change in unrealized appreciation/(depreciation) on investments	107,962,042	224,766,196
Net increase/(decrease) in net assets resulting from operations	252,853,841	322,142,129

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(30,989,004)	(21,140,849)
Net realized capital gains	(80,730,468)	(96,166,053)
Net decrease in net assets from dividends and distributions to shareholders	(111,719,472)	(117,306,902)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	285,666,115	558,348,603
Reinvestment of distributions	111,642,406	117,302,124
Shares redeemed	(212,748,457)	(458,532,319)
Net increase/(decrease) in net assets from capital shares	184,560,064	217,118,408
Total increase/(decrease) in net assets	325,694,433	421,953,635

NET ASSETS:
Beginning of period	2,724,995,129	2,303,041,494
End of period	$3,050,689,562	$2,724,995,129
Undistributed/accumulated net investment income/(loss), end of period	$(9,549,334)	$6,546,513

SHARES TRANSACTIONS:
Shares sold	15,199,097	32,332,187
Dividends and distributions reinvested	5,913,263	6,792,248
Shares redeemed	(11,271,938)	(26,556,984)
Net increase/(decrease) in shares outstanding	9,840,422	12,567,451

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$32,442,863	$27,075,677
Net realized gain/(loss) from investments	33,244,761	24,654,989
Net change in unrealized appreciation/(depreciation) on investments	97,430,642	342,963,709
Net increase/(decrease) in net assets resulting from operations	163,118,266	394,694,375

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(52,597,992)	(34,715,335)
Net realized capital gains	(22,848,638)	(19,714,628)
Net decrease in net assets from dividends and distributions to shareholders	(75,446,630)	(54,429,963)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	213,271,760	425,920,465
Reinvestment of distributions	75,430,897	54,427,744
Shares redeemed	(199,001,253)	(302,997,096)
Net increase/(decrease) in net assets from capital shares	89,701,404	177,351,113
Total increase/(decrease) in net assets	177,373,040	517,615,525

NET ASSETS:
Beginning of period	2,190,067,836	1,672,452,311
End of period	$2,367,440,876	$2,190,067,836
Undistributed/accumulated net investment income/(loss), end of period	$(6,739,918)	$13,415,211

SHARES TRANSACTIONS:
Shares sold	18,614,962	42,918,842
Dividends and distributions reinvested	6,687,136	5,909,636
Shares redeemed	(17,296,841)	(30,251,372)
Net increase/(decrease) in shares outstanding	8,005,257	18,577,106

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$17,325,000	$21,480,464
Net realized gain/(loss) from investments	590,307	2,877,926
Net change in unrealized appreciation/(depreciation) on investments	(52,252,170)	(11,573,635)
Net increase/(decrease) in net assets resulting from operations	(34,336,863)	12,784,755

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,521,178)	(23,810,742)
Net realized capital gains	(2,540,339)	—
Net decrease in net assets from dividends and distributions to shareholders	(23,061,517)	(23,810,742)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	374,272,496	670,140,283
Reinvestment of distributions	23,061,430	23,810,100
Shares redeemed	(153,036,106)	(306,349,610)
Net increase/(decrease) in net assets from capital shares	244,297,820	387,600,773
Total increase/(decrease) in net assets	186,899,440	376,574,786

NET ASSETS:
Beginning of period	2,503,032,088	2,126,457,302
End of period	$2,689,931,528	$2,503,032,088
Undistributed/accumulated net investment income/(loss), end of period	$(316,939)	$2,879,239

SHARES TRANSACTIONS:
Shares sold	36,455,081	65,004,040
Dividends and distributions reinvested	2,257,642	2,313,401
Shares redeemed	(14,921,403)	(29,673,279)
Net increase/(decrease) in shares outstanding	23,791,320	37,644,162

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$17.60		$16.18	$16.08	$17.37	$14.66	$11.70
Net investment income/(loss)(1)	0.09		0.13	0.18	0.13	0.09	0.12
Net realized and unrealized gain/(loss) on investments	1.54		2.12	1.18	(0.71)	3.18	3.07
Net increase/(decrease) in net assets resulting from operations	1.63		2.25	1.36	(0.58)	3.27	3.19
Dividends and distributions to shareholders from:
Net investment income	(0.20)		(0.15)	(0.15)	(0.11)	(0.10)	(0.15)
Net realized capital gains	(0.51)		(0.68)	(1.11)	(0.60)	(0.46)	(0.08)
Total dividends and distributions to shareholders	(0.71)		(0.83)	(1.26)	(0.71)	(0.56)	(0.23)
Net asset value, end of period	$18.52		$17.60	$16.18	$16.08	$17.37	$14.66
Total investment return(2)	9.20	%(4)	13.97%	9.10%	(3.55)%	22.49%	27.61%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$3,050,690		$2,724,995	$2,303,041	$1,971,430	$1,943,442	$1,355,653
Ratio of expenses to average net assets(3)	0.55	%(5)	0.56%	0.59%	0.60%	0.60%	0.62%
Ratio of net investment income/(loss) to average net assets(3)	1.01	%(5)	0.72%	1.15%	0.74%	0.54%	0.91%
Portfolio turnover rate	1	%(4)	5%	1%	6%	3%	6%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$10.97		$9.24	$9.28	$10.92	$9.36	$8.04
Net investment income/(loss)(1)	0.16		0.12	0.23	0.17	0.19	0.18
Net realized and unrealized gain/(loss) on investments	0.65		1.91	0.05	(1.39)	1.71	1.36
Net increase/(decrease) in net assets resulting from operations	0.81		2.03	0.28	(1.22)	1.90	1.54
Dividends and distributions to shareholders from:
Net investment income	(0.26)		(0.19)	(0.16)	(0.22)	(0.19)	(0.15)
Net realized capital gains	(0.11)		(0.11)	(0.16)	(0.20)	(0.15)	(0.07)
Total dividends and distributions to shareholders	(0.38)		(0.30)	(0.32)	(0.42)	(0.34)	(0.22)
Net asset value, end of period	$11.40		$10.97	$9.24	$9.28	$10.92	$9.36
Total investment return(2)	7.38	%(4)	22.50%	3.13%	(11.25)%	20.49%	19.44%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,367,441		$2,190,068	$1,672,452	$1,443,094	$1,414,618	$964,096
Ratio of expenses to average net assets(3)	0.56	%(5)	0.58%	0.63%	0.64%	0.62%	0.65%
Ratio of net investment income/(loss) to average net assets(3)	2.82	%(5)	1.42%	2.60%	1.72%	1.84%	1.96%
Portfolio turnover rate	1	%(4)	2%	1%	3%	2%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$10.36		$10.43	$10.25	$10.31	$10.24	$10.54
Net investment income/(loss)(1)	0.07		0.10	0.06	0.06	0.04	0.05
Net realized and unrealized gain/(loss) on investments	(0.20)		(0.06)	0.17	(0.02)	0.09	(0.21)
Net increase/(decrease) in net assets resulting from operations	(0.13)		0.04	0.23	0.04	0.13	(0.16)
Dividends and distributions to shareholders from:
Net investment income	(0.08)		(0.11)	(0.03)	(0.07)	(0.04)	(0.08)
Net realized capital gains	(0.01)		—	(0.02)	(0.03)	(0.02)	(0.06)
Total dividends and distributions to shareholders	(0.09)		(0.11)	(0.05)	(0.10)	(0.06)	(0.14)
Net asset value, end of period	$10.14		$10.36	$10.43	$10.25	$10.31	$10.24
Total investment return(2)	(1.25	)%(4)	0.39%	2.26%	0.37%	1.34%	(1.50)%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,689,932		$2,503,032	$2,126,457	$2,004,504	$1,824,633	$1,316,799
Ratio of expenses to average net assets(3)	0.55	%(5)	0.56%	0.59%	0.60%	0.61%	0.62%
Ratio of net investment income/(loss) to average net assets(3)	1.34	%(5)	0.94%	0.54%	0.55%	0.37%	0.52%
Portfolio turnover rate	0	%(4)	0%	31%	2%	0%	0%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Free Market U.S. Equity and Free Market International Equity’s investment objective is to seek long-term capital appreciation. Free Market Fixed Income’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1— Prices are determined using quoted prices in active markets for identical securities.

●	Level 2— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3— Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total	Level 1	Level 2	Level 3
Domestic Equity Funds	$3,044,719,029	$3,044,719,029	$—	$—
Short-Term Investment	4,664,782	4,664,782	—	—
Total Investments*	$3,049,383,811	$3,049,383,811	$—	$—

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET INTERNATIONAL EQUITY FUND

	Total	Level 1	Level 2	Level 3
International Equity Funds	$2,363,100,142	$2,130,676,068	$232,424,074	$—
Short-Term Investment	3,470,030	3,470,030	—	—
Total Investments*	$2,366,570,172	$2,134,146,098	$232,424,074	$—

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total	Level 1	Level 2	Level 3
Fixed Income Funds	$2,675,688,886	$2,675,688,886	$—	$—
Short-Term Investment	12,320,331	12,320,331	—	—
Total Investments*	$2,688,009,217	$2,688,009,217	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

average daily net assets	advisory fee
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has voluntarily agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses exceed the rates (“Expense Caps”) shown in the following table annually of each Fund’s average daily net assets. The Adviser may not recoup waived advisory fees or reimbursed expenses. The Adviser may discontinue these arrangements at any time.

FUND	EXPENSE CAPS
Free Market U.S. Equity Fund	1.13%
Free Market International Equity Fund	1.35
Free Market Fixed Income Fund	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

FUND	ADVISORY FEES
Free Market U.S. Equity Fund	$7,297,224
Free Market International Equity Fund	5,679,444
Free Market Fixed Income Fund	6,379,318

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statements of Operations.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$232,949,321	$18,000,000
Free Market International Equity Fund	110,422,706	30,977,508
Free Market Fixed Income Fund	239,140,862	—

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$2,007,489,201	$723,269,653	$(7,692,146)	$715,577,507
Free Market International Equity Fund	1,830,178,921	406,009,930	(46,892,883)	359,117,047
Free Market Fixed Income Fund	2,494,680,060	16,155,607	(7,971,649)	8,183,958

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2017, primarily attributable to redesignation of dividends paid and reclassifications of short-term capital gain distributions, were reclassified to the following accounts:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Free Market U.S. Equity Fund	$410,972	$(410,972)	$—
Free Market International Equity Fund	370,444	(370,443)	(1)
Free Market Fixed Income Fund	369,579	(369,579)	—

22

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2018 (Unaudited)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$6,546,513	$79,677,926	$715,577,507
Free Market International Equity Fund	10,272,498	20,791,078	359,117,047
Free Market Fixed Income Fund	2,879,239	2,537,822	8,183,958

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2017 were as follows:

	Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	$21,140,849	$96,166,053	$117,306,902
Free Market International Equity Fund	34,715,335	19,714,628	54,429,963
Free Market Fixed Income Fund	23,810,742	—	23,810,742

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of the fiscal year ended August 31, 2017, the Funds did not have any capital loss carryforwards.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were the following subsequent events:

Management of the Funds – Portfolio Managers

Effective April 20, 2018 (the “Effective Date”), Sean Babin will serve as a portfolio manager of the Funds. In addition, as of the Effective Date, Kenneth E. Gatliff will no longer serve as a portfolio manager for the Funds.

Investment Advisory Agreement

Effective as of March 1, 2018, the Adviser has contractually agreed to reduce the investment advisory fee payable by the Funds by implementing a new breakpoint.

Under the revised investment advisory agreement with the Company, the Adviser is entitled to an advisory fee at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $3 billion	0.49
Over $3 billion to $5 billion	0.48
Over $5 billion	0.47

23

FREE MARKET FUNDS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

24

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Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

FMFI-SAR18

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

SEMI-Annual Report

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Portfolios. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolios.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2018 (Unaudited)

Dear Shareholder,

The Matson Money VI Funds (the “Funds”) have continued to gain assets since their launch in February 2014 and have surpassed the $66 million mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended February 28, 2018, investors experienced broad based positive returns in the equity markets. International equity markets over the past six months have seen a steady increase, returning 6.59% as measured by the MSCI World ex USA Index. Emerging markets and international small cap stocks performed even better during the time-period, returning 10.58% and 10.59% respectively as measured by the MSCI Emerging Markets and MSCI EAFE Small Cap Indices. U.S. stocks outpaced international stocks, over the same time-period, with large stocks returning 10.84% as represented by the S&P 500® Index. Small cap stocks in the U.S. were right on the heels of U.S. large cap stocks, returning 8.29% as measured by the Russell 2000® Index. In contrast to the broad equity markets, rising interest rates drove bond markets negative over the last six months, with the World Government Bond Index posting a loss of 0.32%.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately seek to target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Kenneth E. Gatliff
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K. R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47: 427–465.

1

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report (CONCLUDED)

February 28, 2018 (Unaudited)

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

The MSCI Emerging Markets Index captures large and mid cap representation across 24 Emerging Markets (EM) countries. With 842 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country.

The MSCI EAFE Small Cap Index is an equity index which captures small cap representation across Developed Markets countries around the world, excluding the US and Canada. With 2,288 constituents, the index covers approximately 14% of the free float-adjusted market capitalization in each country.

The MSCI World ex USA Index captures large and mid cap representation across 22 of 23 Developed Markets (DM) countries--excluding the United States. With 1,018 constituents, the index covers approximately 85% of the free float-adjusted market capitalization in each country

The World Government Bond Index (WGBI) measures the performance of fixed-rate, local currency, investment grade sovereign bonds. The WGBI is a widely used benchmark that currently comprises sovereign debt from over 20 countries, denominated in a variety of currencies, and has more than 25 years of history available. The WGBI provides a broad benchmark for the global sovereign fixed income market. Sub-indices are available in any combination of currency, maturity, or rating.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro-cap or small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2018 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money U.S. Equity VI Portfolio	9.20%	9.35%	8.44%**
Russell 2500® Index	8.71%	11.17%	8.27%****
Composite Index***	7.90%	9.55%	9.19%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.
****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 8.06%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.08% (included in the ratio is 0.27% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $30.25 per share on February 28, 2018.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

3

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2018 (Unaudited)

Matson Money International Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money International Equity VI Portfolio	7.44%	20.73%	5.12%**
MSCI World (excluding U.S.) Index	6.60%	18.87%	3.92%****
Composite Index***	8.80%	24.01%	5.97%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, weighted 25%, 25%, 25% and 25%, respectively.
****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 4.75%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.32% (included in the ratio is 0.44% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $27.79 per share on February 28, 2018.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

4

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2018 (Unaudited)

Matson Money Fixed Income VI Portfolio

Total Returns for the Periods Ended February 28, 2018
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money Fixed Income VI Portfolio	-1.39%	-0.40%	0.17%**
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	-0.32%	0.65%	1.18%****
Composite Index***	-1.11%	0.27%	1.03%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***

The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.11%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 0.95% (included in the ratio is 0.18% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $24.52 per share on February 28, 2018.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses.

5

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS

February 28, 2018 (Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLES FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Matson Money U.S. Equity VI Portfolio
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$ 1,092.00	$4.05
Hypothetical (5% return before expenses)	1,000.00	1,020.93	3.91

	Matson Money International Equity VI Portfolio
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$ 1,074.40	$4.37
Hypothetical (5% return before expenses)	1,000.00	1,020.58	4.26

6

MATSON MONEY VI PORTFOLIOS

Fund Expense ExampleS (Concluded)

February 28, 2018 (Unaudited)

	Matson Money Fixed Income VI Portfolio
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$1,000.00	$ 986.10	$3.79
Hypothetical (5% return before expenses)	1,000.00	1,020.98	3.86

*

Expenses are equal to an annualized six-month expense ratio of 0.78%, 0.85% and 0.77% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
0.01%-0.08%	0.01%-0.19%	0.01%-0.05%

Each Portfolio’s ending account values on the first line in each table are based on the actual six-month total return for each Portfolio of 9.20% for Matson Money U.S. Equity VI Portfolio, 7.44% for the Matson Money International Equity VI Portfolio and -1.39% for the Matson Money Fixed Income VI Portfolio.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
DOMESTIC EQUITY FUNDS — 98.7%
U.S. Large Cap Value Portfolio III (b)	215,207	$5,808,433
U.S. Large Company Portfolio (b)	143,654	3,029,655
U.S. Micro Cap Portfolio (a)	155,049	3,335,104
U.S. Small Cap Portfolio (a)	94,751	3,323,864
U.S. Small Cap Value Portfolio (a)	60,453	2,218,013
VA U.S. Large Value Portfolio (a)	32,945	884,250
VA U.S. Targeted Value Portfolio (a)	173,693	3,329,686
TOTAL DOMESTIC EQUITY FUNDS
(Cost $19,742,856)		21,929,005

SHORT-TERM INVESTMENTS — 1.3%
STIT-Government & Agency Portfolio, 1.30%*	287,214	287,214
TOTAL SHORT-TERM INVESTMENTS
(Cost $287,214)		287,214
TOTAL INVESTMENTS — 100.0%
(Cost $20,030,070)		22,216,219
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(7,823)
NET ASSETS — 100.0%		$22,208,396

Portfolio Holdings Summary Table
	% of Net Assets	Value
Domestic Equity Funds	98.7%	$21,929,005
Short-Term Investments	1.3	287,214
Other Assets In Excess Of Liabilities	0.0	(7,823)
NET ASSETS	100.0%	$22,208,396

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.3%
DFA International Small Cap Value Portfolio (a)	201,827	$4,601,646
DFA International Value Portfolio III (b)	281,749	4,888,339
Emerging Markets Portfolio (a)	27,661	862,757
Emerging Markets Small Cap Portfolio (a)	33,067	805,184
Emerging Markets Value Portfolio (a)	24,680	798,642
Large Cap International Portfolio (a)	27,196	648,075
VA International Small Portfolio (a)	198,143	2,789,859
VA International Value Portfolio (a)	58,870	804,167
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,787,383)		16,198,669

SHORT-TERM INVESTMENTS — 0.8%
STIT-Government & Agency Portfolio, 1.30%*	133,216	133,216
TOTAL SHORT-TERM INVESTMENTS
(Cost $133,216)		133,216
TOTAL INVESTMENTS — 100.1%
(Cost $13,920,599)		16,331,885
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(14,148)
NET ASSETS — 100.0%		$16,317,737

Portfolio Holdings Summary Table
	% of Net Assets	Value
International Equity Funds	99.3%	$16,198,669
Short-Term Investments	0.8	133,216
Other Assets In Excess Of Liabilities	(0.1)	(14,148)
NET ASSETS	100.0%	$16,317,737

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.5%
DFA Five-Year Global Fixed Income Portfolio (a)	262,274	$2,829,935
DFA Inflation Protected Securities Portfolio (a)	123,545	1,420,763
DFA Intermediate Government Fixed Income Portfolio (a)	141,059	1,701,167
DFA One-Year Fixed Income Portfolio (a)	316,632	3,245,474
DFA Short-Term Government Portfolio (a)	107,973	1,127,234
DFA Two-Year Global Fixed Income Portfolio (a)	429,266	4,236,851
iShares 1-3 Year Credit Bond ETF	65,264	6,778,319
iShares Intermediate Credit Bond ETF	15,792	1,694,166
VA Global Bond Portfolio (a)	402,246	4,243,692
VA Short-Term Fixed Income Portfolio (a)	55,643	565,333
TOTAL FIXED INCOME FUNDS
(Cost $28,368,615)		27,842,934

SHORT-TERM INVESTMENTS — 1.4%
STIT-Government & Agency Portfolio, 1.30%*	409,369	409,369
TOTAL SHORT-TERM INVESTMENTS
(Cost $409,369)		409,369
TOTAL INVESTMENTS — 99.9%
(Cost $28,777,984)		28,252,303
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		9,040
NET ASSETS — 100.0%		$28,261,343

Portfolio Holdings Summary Table
	% of Net Assets	Value
Fixed Income Funds	98.5%	$27,842,934
Short-Term Investments	1.4	409,369
Other Assets In Excess Of Liabilities	0.1	9,040
NET ASSETS	100.0%	$28,261,343

*	Seven-day yield as of February 28, 2018.
(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
10

MATSON MONEY VI PORTFOLIOS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value *	$21,929,005	$16,198,669	$27,842,934
Short-term investments, at value *	287,214	133,216	409,369
Receivables
Receivable for capital shares sold	30,820	18,658	45,326
Dividends receivable	290	135	3,953
Prepaid expenses and other assets	241	192	285
Total assets	22,247,570	16,350,870	28,301,867

LIABILITIES
Payables
Advisory fees	8,587	6,325	10,787
Transfer agent fees	3,854	—	173
Administration and accounting fees	709	437	766
Capital shares redeemed	449	401	59
Other accrued expenses and liabilities	25,575	25,970	28,739
Total liabilities	39,174	33,133	40,524
Net assets	$22,208,396	$16,317,737	28,261,343

NET ASSETS CONSIST OF:
Par Value	$734	$587	$1,153
Paid-in capital	19,170,662	13,962,047	28,798,842
Undistributed/accumulated net investment income/(loss)	(134,870)	(43,511)	(859)
Accumulated net realized gain/(loss) from investments	985,721	(12,672)	(12,112)
Net unrealized appreciation/(depreciation) on investments	2,186,149	2,411,286	(525,681)
Net assets	$22,208,396	$16,317,737	$28,261,343
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	734,249	587,127	1,152,524
Net asset value, offering and redemption price per share	$30.25	$27.79	$24.52
*Identified Cost:
Investments in non-affiliated funds, at cost	$19,742,856	$13,787,383	$28,368,615
Short-term investments, at cost	287,214	133,216	409,369

The accompanying notes are an integral part of the financial statements.
11

MATSON MONEY VI PORTFOLIOS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
INVESTMENT INCOME
Dividends from non-affiliated funds	$186,564	$299,410	$281,307
Total investment income	186,564	299,410	281,307

EXPENSES:
Advisory fees (Note 2)	54,259	39,391	66,639
Audit fees	17,443	17,028	18,408
Administration and accounting fees (Note 2)	3,864	3,170	4,455
Printing and shareholder reporting fees	3,063	2,005	5,447
Custodian fees (Note 2)	2,613	2,349	2,606
Legal fees	802	581	1,103
Officers fees	261	168	370
Directors fees	253	342	734
Transfer agent fees (Note 2)	152	299	422
Other expenses	1,908	1,886	2,050
Total expenses	84,618	67,219	102,234
Net investment income/(loss)	101,946	232,191	179,073

NET REALIZED AND UNREALIZED GAIN/ (LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	199,102	67,105	362
Capital gain distributions from non-affiliated fund investments	964,245	225,080	5,388
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	587,688	610,187	(567,222)
Net realized and unrealized gain/(loss) on investments	1,751,035	902,372	(561,472)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,852,981	$1,134,563	$(382,399)

The accompanying notes are an integral part of the financial statements.
12

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$101,946	$93,335
Net realized gain/(loss) on investments	1,163,347	789,365
Net change in unrealized appreciation/(depreciation) on investments	587,688	1,460,177
Net increase/(decrease) in net assets resulting from operations	1,852,981	2,342,877

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(231,177)	(135,895)
Net realized capital gains	(885,944)	(659,715)
Net decrease in net assets from dividends and distributions to shareholders	(1,117,121)	(795,610)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,209,417	4,474,773
Reinvestment of distributions	1,117,121	795,610
Shares redeemed	(1,947,016)	(4,215,874)
Net increase/(decrease) in net assets from capital shares	1,379,522	1,054,509
Total increase/(decrease) in net assets	2,115,382	2,601,776

NET ASSETS:
Beginning of period	20,093,014	17,491,238
End of period	$22,208,396	$20,093,014
Undistributed/accumulated net investment income/(loss), end of period	$(134,870)	$(5,639)

SHARES TRANSACTIONS:
Shares sold	71,986	154,697
Dividends and distributions reinvested	36,235	27,789
Shares redeemed	(63,164)	(146,000)
Net increase/(decrease) in shares outstanding	45,057	36,486

The accompanying notes are an integral part of the financial statements.
13

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$232,191	$167,928
Net realized gain/(loss) on investments	292,185	(14,898)
Net change in unrealized appreciation/(depreciation) on investments	610,187	2,625,450
Net increase/(decrease) in net assets resulting from operations	1,134,563	2,778,480

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(308,131)	(247,347)
Net realized capital gains	(135,929)	(166,208)
Net decrease in net assets from dividends and distributions to shareholders	(444,060)	(413,555)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,477,531	2,990,019
Reinvestment of distributions	444,060	413,555
Shares redeemed	(1,313,263)	(3,317,091)
Net increase/(decrease) in net assets from capital shares	608,328	86,483
Total increase/(decrease) in net assets	1,298,831	2,451,408

NET ASSETS:
Beginning of period	15,018,906	12,567,498
End of period	$16,317,737	$15,018,906
Undistributed/accumulated net investment income/(loss), end of period	$(43,511)	$32,429

SHARES TRANSACTIONS:
Shares sold	53,540	122,875
Dividends and distributions reinvested	16,148	18,446
Shares redeemed	(47,238)	(134,269)
Net increase/(decrease) in shares outstanding	22,450	7,052

The accompanying notes are an integral part of the financial statements.
14

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$179,073	$168,173
Net realized gain/(loss) on investments	5,750	31,054
Net change in unrealized appreciation/(depreciation) on investments	(567,222)	(115,652)
Net increase/(decrease) in net assets resulting from operations	(382,399)	83,575

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(240,545)	(107,491)
Net realized capital gains	(35,480)	(106,213)
Net decrease in net assets from dividends and distributions to shareholders	(276,025)	(213,704)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,716,473	6,706,632
Reinvestment of distributions	276,025	213,703
Shares redeemed	(1,089,492)	(2,700,382)
Net increase/(decrease) in net assets from capital shares	2,903,006	4,219,953
Total increase/(decrease) in net assets	2,244,582	4,089,824

NET ASSETS:
Beginning of period	26,016,761	21,926,937
End of period	$28,261,343	$26,016,761
Undistributed/accumulated net investment income/(loss), end of period	$(859)	$60,613

SHARES TRANSACTIONS:
Shares sold	149,457	268,602
Dividends and distributions reinvested	11,180	8,634
Shares redeemed	(43,643)	(108,026)
Net increase/(decrease) in shares outstanding	116,994	169,210

The accompanying notes are an integral part of the financial statements.
15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$29.15		$26.80	$25.65	$26.79	$25.00
Net investment income/(loss)(2)	0.14		0.14	0.19	0.03	(0.06)
Net realized and unrealized gain/(loss) on investments	2.57		3.44	1.96	(1.07)	1.85
Net increase/(decrease) in net assets resulting from operations	2.71		3.58	2.15	(1.04)	1.79
Dividends and distributions to shareholders from:
Net investment income	(0.33)		(0.21)	(0.15)	(0.10)	—
Net realized capital gains	(1.28)		(1.02)	(0.85)	—	—
Total dividends and distributions to shareholders	(1.61)		(1.23)	(1.00)	(0.10)	—
Net asset value, end of period	$30.25		$29.15	$26.80	$25.65	$26.79
Total investment return(3)	9.20	%(4)	13.42%	8.68%	(3.92)%	7.16	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$22,208		$20,093	$17,491	$13,598	$7,816
Ratio of expenses to average net assets with waivers, if any(5)	0.78	%(6)	0.81%	0.93%	1.13%	1.13	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.78	%(6)	0.81%	0.93%	1.44%	4.07	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.94	%(6)	0.49%	0.74%	0.12%	(0.47	)%(6)
Portfolio turnover rate	8	%(4)	21%	7%	14%	1	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$26.60		$22.54	$22.48	$25.82	$25.00
Net investment income/(loss)(2)	0.41		0.29	0.44	0.22	0.07
Net realized and unrealized gain/(loss) on investments	1.56		4.51	0.10	(3.26)	0.75
Net increase/(decrease) in net assets resulting from operations	1.97		4.80	0.54	(3.04)	0.82
Dividends and distributions to shareholders from:
Net investment income	(0.54)		(0.44)	(0.24)	(0.30)	—
Net realized capital gains	(0.24)		(0.30)	(0.24)	— (3)	—
Total dividends and distributions to shareholders	(0.78)		(0.74)	(0.48)	(0.30)	—
Net asset value, end of period	$27.79		$26.60	$22.54	$22.48	$25.82
Total investment return(4)	7.44	%(5)	21.90%	2.47%	(11.77)%	3.28	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$16,318		$15,019	$12,567	$9,641	$5,408
Ratio of expenses to average net assets with waivers, if any(6)	0.85	%(7)	0.88%	1.02%	1.35%	1.35	%(7)
Ratio of expenses to average net assets without waivers, if any(6)	0.85	%(7)	0.88%	1.02%	1.67%	5.07	%(7)
Ratio of net investment income to average net assets with waivers(6)	2.95	%(7)	1.22%	2.03%	0.91%	0.49	%(7)
Portfolio turnover rate	7	%(5)	21%	5%	15%	2	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$25.12		$25.31	$24.93	$25.08	$25.00
Net investment income/(loss)(2)	0.17		0.18	0.05	0.03	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.52)		(0.13)	0.36	(0.04)	0.13
Net increase/(decrease) in net assets resulting from operations	(0.35)		0.05	0.41	(0.01)	0.08
Dividends and distributions to shareholders from:
Net investment income	(0.22)		(0.12)	—	(0.14)	—
Net realized capital gains	(0.03)		(0.12)	(0.03)	—	—
Total dividends and distributions to shareholders	(0.25)		(0.24)	(0.03)	(0.14)	—
Net asset value, end of period	$24.52		$25.12	$25.31	$24.93	$25.08
Total investment return(3)	(1.39	)%(4)	0.19%	1.66%	(0.06)%	0.32	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$28,261		$26,017	$21,927	$18,098	$9,927
Ratio of expenses to average net assets with waivers, if any(5)	0.77	%(6)	0.77%	0.85%	1.00%	1.00	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.77	%(6)	0.77%	0.85%	1.37%	3.40	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	1.34	%(6)	0.70%	0.21%	0.10%	(0.40	)%(6)
Portfolio turnover rate	2	%(4)	11%	40%	11%	1	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Matson Money U.S. Equity VI Portfolio and Matson Money International Equity VI Portfolio’s investment objective is to seek long-term capital appreciation. Matson Money Fixed Income VI Portfolio’s investment objective is to seek total return (consisting of current income and capital appreciation).

The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Portfolios is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1— Prices are determined using quoted prices in active markets for identical securities.

●	Level 2— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3— Prices are determined using significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
Domestic Equity Funds	$21,929,005	$21,929,005	$—	$—
Short-Term Investments	287,214	287,214	—	—
Total Investments*	$22,216,219	$22,216,219	$—	$—

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
International Equity Funds	$16,198,669	$16,198,669	$—	$—
Short-Term Investments	133,216	133,216	—	—
Total Investments*	$16,331,885	$16,331,885	$—	$—

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total	Level 1	Level 2	Level 3
Fixed Income Funds	$27,842,934	$27,842,934	$—	$—
Short-Term Investments	409,369	409,369	—	—
Total Investments*	$28,252,303	$28,252,303	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Portfolios had no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolios estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Portfolio’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as the investment adviser to each Portfolio. Each Portfolio compensates the Adviser for its services at an annual rate based on each Portfolio’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

AVERAGE DAILY NET ASSETS	ADVISORY FEE
For the first $1 billion	0.50%
Over $1 billion to $5 billion	0.49
Over $5 billion	0.47

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Portfolio operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Portfolio’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and certain of these expenses could cause total annual Portfolio operating expenses to exceed the Expense Caps: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The Adviser may not recoup waived management fees or reimbursed expenses. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

PORTFOLIO	EXPENSE CAPS
Matson Money U.S. Equity VI Portfolio	1.13%
Matson Money International Equity VI Portfolio	1.35
Matson Money Fixed Income VI Portfolio	1.00

During the current fiscal period, investment advisory fees accrued were as follows:

PORTFOLIO	ADVISORY FEES
Matson Money U.S. Equity VI Portfolio	$ 54,259
Matson Money International Equity VI Portfolio	39,391
Matson Money Fixed Income VI Portfolio	66,639

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Portfolios. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statements of Operations.

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Portfolios or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	PURCHASES	SALES
Matson Money U.S. Equity VI Portfolio	$2,955,270	$1,648,995
Matson Money International Equity VI Portfolio	1,867,121	1,117,122
Matson Money Fixed Income VI Portfolio	3,177,883	403,585

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Portfolio were as follows:

	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Matson Money U.S. Equity VI Portfolio	$18,608,969	$1,648,864	$(119,237)	$1,529,627
Matson Money International Equity VI Portfolio	13,532,401	1,838,858	(312,390)	1,526,468
Matson Money Fixed Income VI Portfolio	26,032,617	98,218	(73,452)	24,766

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to reclassifications of short-term capital gain distributions, were reclassified among the following accounts:

	UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
Matson Money U.S. Equity VI Portfolio	$15,909	$(15,909)	$—
Matson Money International Equity VI Portfolio	15,921	(15,921)	—
Matson Money Fixed Income VI Portfolio	4,494	(4,494)	—

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
Matson Money U.S. Equity VI Portfolio	$—	$777,151	$1,529,627	$(5,639)
Matson Money International Equity VI Portfolio	32,429	105,703	1,526,468	—
Matson Money Fixed Income VI Portfolio	60,613	34,393	24,766	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of distributions paid during the fiscal year ended August 31, 2017 were as follows:

	Ordinary Income	Long-Term Gains	Total
Matson Money U.S. Equity VI Portfolio	$135,895	$659,715	$795,610
Matson Money International Equity VI Portfolio	247,347	166,208	413,555
Matson Money Fixed Income VI Portfolio	107,491	106,213	213,704

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, or (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

For the fiscal year ended August 31, 2017, the Portfolios deferred to September 1, 2017, the following qualified late-year losses:

	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Matson Money U.S. Equity VI Portfolio	$(5,639)	$—	$—

24

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Concluded)

February 28, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of the fiscal year ended August 31, 2017, the Portfolios did not have any capital loss carryforwards.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there was the following subsequent event:

Effective April 20, 2018 (the “Effective Date”), Sean Babin will serve as a portfolio manager of the Portfolios. In addition, as of the Effective Date, Kenneth E. Gatliff will no longer serve as a portfolio manager for the Portfolios.

25

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

26

Investment Adviser

Matson Money, Inc.

5955 Deerfield Blvd.

Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square, Suite 1800

2001 Market Street

Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

MMFI-SAR18

SEMI-ANNUAL REPORT 2018

Motley Fool Funds
A Series of The RBB Fund Inc.

2/28/18
(UNAUDITED)

Motley Fool Global Opportunities Fund

Motley Fool Small-Mid Cap Growth Fund

Motley Fool Emerging Markets Fund

IMPORTANT…DON'T MISS OUT!

Stay on top of your investment with up-to-date insights from our portfolio managers. Sign up for our free email newsletter today!

Details are on the back inside cover.

Motley Fool Global Opportunities Fund (FOOLX)

The portfolio’s “active share” – an industry measure between 0% and 100% that shows how different the portfolio looks from its benchmark – was 93%. The major reason for scoring so highly is philosophical. We seek to own the world’s highest-quality businesses that offer compelling return opportunities, period. We don’t pay much mind to any holding’s presence or weighting in the benchmark, and we don’t mind being different – it works for us.

The Fund doesn’t currently own any securities in the Energy, Basic Materials, or Utilities sectors. We don’t see many high quality businesses in this sector right now, and we prefer to fish in more fertile waters.

As a global fund, we are afforded the luxury of looking in almost any country to find opportunities. The smallest country represented in the portfolio is Georgia, with 3.7 million citizens. That’s fewer people than live in Los Angeles, but in a land mass 57 times larger. Georgia is a very mountainous country and has several peaks that rise above 16,000 feet.

Motley Fool Small-Mid Cap Growth Fund (TMFGX)

The two top-performing stocks in the portfolio during the six-month period were GrubHub and XPO Logistics. GrubHub delivers food, and XPO delivers large items (like washing machines). Technology and one-click ordering have made it easier than ever to order anything your stomach or heart desire and get it quickly. We are invested alongside this trend.

While six months is a very small sample size, it is still remarkable to see how the Small-Mid Cap Growth Fund performed relative to its benchmark, the Russell 2500 Growth index. During weeks when the benchmark declined, our fund fell only 65% as much. During weeks when the benchmark advanced, our fund improved by 114% as much. Folks in the industry call this “downside and upside capture.” We call it good investing and a dose of luck.

Our three largest holdings, IPG Photonics, Thor Industries, and XPO Logistics, each represent 5% or more of net assets. If you’ve read our prospectus, you’ll know we can’t buy any more of these companies because of our 5% purchase ceiling. They can grow larger (XPO represents more than 7%), but we cannot add to them. We’re happy to have this problem. Each of these holdings has grown into a substantial holding because of fabulous business performance, not because we made a huge bet.

Motley Fool Emerging Markets Fund (TMFEX)

The Emerging Markets Fund owns stakes in 30 businesses with operations as varied as rubber-glove making to dental plans in countries as varied as Peru and Kenya.

The largest industry group represented in the portfolio is Transportation Infrastructure. If you’re passing through a Mexican airport, take extra pride when you purchase a $5 bottle of water, because a portion of that sale will find its way back into your wallet. We also own a pair of port operators who facilitate global trade.

Emerging markets in general underperformed domestic stocks over the relevant six-month period. China continues to be a white-hot market, and even though it’s the largest component of most emerging market indexes, it could not drive emerging market indexes to outperform. Our fund has five investments in Chinese companies. The newest is Yum China, which we believe is in a great position to capitalize on the convenience of delivery given its large footprint, digital initiatives, and broad name recognition.

This report has been prepared for shareholders of Motley Fool Global Opportunities Fund, Motley Fool Small-Mid Cap Growth Fund and Motley Fool Emerging Markets Fund. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus, which contains more complete information about the Funds. Investors are reminded to read the prospectus carefully before investing. Returns quoted represent past performance, which is no guarantee of future results. Current returns may be lower or higher and can be found at foolfunds.com. Share prices will fluctuate and there may be a gain or loss when shares are redeemed. Fund shares are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Letter to Shareholders	1
Portfolio Characteristics	4
Fund Expense Examples	12
Schedules of Investments	14
Financial Statements	24
Notes to Financial Statements	34
Notice to Shareholders	47

MOTLEY FOOL FUNDS

Letter to Shareholders

February 28, 2018 (Unaudited)

In Search of the Investing Gold Medal

“You train four years for this one game, but the time that it takes and the amount of work and sacrifice it takes, not just the 23 players on this roster but those who worked hard to get on this team and did not make it. This is what we worked for, the chance to win a gold medal.”

- Monique Lamoureux-Morando, U.S. Women’s Ice Hockey

Dear Fellow Shareholder,

The 2018 Winter Olympics in PyeongChang wrapped up a few weeks ago, and I am still in awe of the athletic prowess demonstrated by the 2,900 athletes who competed. Across the 102 events these athletes demonstrated incredible skill. But focusing too much on the skill sells these athletes short. What is truly remarkable is their ability to perform at such a high level, under pressure, and sometimes in the elements.

Many Olympians get one shot in their entire life to perform for just a few seconds for a shot at a medal. The lucky ones get additional chances four or eight years later. This makes the cost of failure, psychologically, extremely high. Not to mention, the cost of failure physically can be serious (think downhill skiing or skeleton).

The pressure doesn’t end there. The PyeongChang Olympics grabbed headlines for its bad weather, too. It was the coldest games since the 1994 Lillehammer, Norway games. It was so cold and windy that numerous events had to be rescheduled several times! Eventually, some events had to take place in blizzard-like conditions. Still, thanks to endless training, muscle memory, and focus the athletes were able to perform.

Blizzard-like conditions for stocks

Calendar year 2017 was a remarkably balmy year for stocks. The largest peak-to-trough fall was less than 3% for the S&P 500 Index. Global stocks, as measured by the FTSE Global All Cap Index, did not experience a down month the entire year. Astoundingly, 9 of the 10 lowest volatility readings on record (as measured by the VIX) occurred in 2017. In July, the VIX broke through its 23-year low, and in November, it closed at its lowest level ever. The market weather in 2017 was as calm as it gets.

And then came February 2018. Early in the month, global markets dropped between 2% and 5% on several days. The VIX more than tripled. Intraday market swings were breathtaking. Stock-price volatility continued throughout the month and finished with a 4.4% decline. This was a storm, to be sure, but far from a storm of epic proportions. Clearly, the preceding year of sunshine had lulled investors into a false sense of security, and at the earliest hint of a break in the calm investors sprinted to the exits. More than $14 billion was withdrawn from equity mutual funds in the first week of February alone.

Just as Olympic athletes have no control over the weather on their day to compete, your fund managers have no control over the weather in the market. Yet, both the gold medal and your investment dollars hang in the balance anyway. The cost of failure is high. We must perform.

The Olympic Athletes of MFAM

Our strategy for dealing with market volatility is to (1) know what we own and why we own it, (2) know what we want to own, and (3) keep our long-term mindset.

I know of no way to predict market volatility. It is simply a random variable inherent to investing. However, labeling something as random does not minimize its potential emotional impact. Watching asset prices swing wildly can be unnerving. What we do know, is that asset values do not change nearly as dramatically as asset prices. Knowing the businesses and competitive dynamics underlying the stocks we own helps us keep our focus on value instead of price. Clearly articulating a thesis for why we want to underwrite an investment helps keep us focused on the fundamental business drivers, which are almost never tied to market prices. In short, maintaining a business focus instead of a stock focus dilutes the emotional impact that can come with vacillating prices.

Keeping a list of what we believe to be the highest-quality businesses in the world is another key way we deal with volatility. We spend each day trying to identify the types of businesses we’d like to own, and we vet them rigorously. Rather than scramble to conduct research during turbulent times, we simply turn to our wish list and see which opportunities are best. Of course we weigh

1

these wish-list companies against the opportunities in the ones we already own and act accordingly. True to form, your managers were net buyers during the February sell-off. We made purchases in four companies (three were new) and sold only one. Having this process in place allows for volatility to be an opportunity rather than a threat.

Finally, we deal with volatility by having a long-term mindset firmly embedded in our philosophy and culture. In fact, our core investing belief is that “independent research, conducted with a long-term mindset, can outperform.” As illustrated by the table below, history demonstrates that, while stock returns can and do vary wildly over annual (or shorter) periods, they have consistently been positive and healthy as the time frame lengthens. When your horizon, and behavior, extends beyond five years, your probability of earning positive returns skyrockets. Maintaining a long-term mindset further forces us to search for the type of businesses – high-quality ones – that are most likely to stand the test of time and generate those rewards.

S&P 500® Total Returns: 1926-2015
Time Frame	Positive	Negative
Daily	54%	46%
Quarterly	68%	32%
One Year	74%	26%
Five Years	86%	14%
10 Years	94%	6%
20 Years	100%	0%
Source: Ben Carlson, Playing the Probabilities. A Wealth of Common Sense.

Pride in our performance

I have no idea if you, dear investor, think our team has earned a gold, silver, or bronze medal. (If so, I’d like to think you’ll play our anthem, “Survivor” by Destiny’s Child, in celebration.) Regardless, I am proud of the training our team puts in each day, our behavior in volatile times, and our commitment to managing portfolios of the highest-quality businesses on earth. Thank you for your continued trust.

Onward,

Bryan Hinmon
Chief Investment Officer, Motley Fool Asset Management

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Past performance does not guarantee future results. There can be no guarantee that any strategy (risk management or otherwise) will be successful. All investing involves risk, including potential loss of principal. Securities in a Fund may not match those in an index and performance of the Fund will be differ. You cannot invest directly into an index.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Funds that are discussed in the Letter to Shareholders were held during the period covered by the semi-annual report. They do not comprise the entire investment portfolio of the Funds, may be sold at any time, and may no longer be held by the Funds. The opinions of the Adviser with respect to those securities may change at any time.

New to investing? Reading your first mutual fund semi-annual report?

Welcome! Here are some important things you need to know. Mutual fund investing offers many potential benefits. But there also are risks. Financial gain is not guaranteed when it comes to investing in equity securities. It’s possible to lose money, including your principal — especially during the short term.

We focus on the stocks of high quality businesses. Even the best businesses in the world fall in price — and sometimes a lot. Over the longer term, stock prices usually reflect business values, but the relationship is much more tenuous in the short term.

We also construct focused portfolios. This means we’re likely to own far fewer securities than are in the “market” or our benchmark. This could result in higher volatility or performance that is worse from the market and benchmark. To be fair, it could also result in lower volatility and performance that is better.

Our funds may invest in foreign companies and in companies with small market capitalization. There are certain risks associated with these types of investments. The risks are described on pages 4, 7 and 10 of this report. Additional risk information is provided in section 2 of the Notes to Financial Statements.

3

Motley Fool Global Opportunities Fund
Portfolio Characteristics
(Unaudited)

The Motley Fool Global Opportunities Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016, at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund.

At February 28, 2018, the Motley Fool Global Opportunities Fund Investor Shares had an unaudited net asset value of $24.65 per share attributed to 15,580,007 shares outstanding and the Institutional Shares had an unaudited net asset value of $24.69 per share attributed to 3,008,476 shares outstanding. This compares with an unaudited net asset value as of June 16, 2009 for the Investor Shares of $10.00 per share attributed to 100,000 shares outstanding and as of June 17, 2014 for the Institutional Shares of $20.36 per share attributed to 1 share outstanding. From the Investor Shares launch on June 16, 2009 to February 28, 2018, the Investor Shares had an average annual total return of 13.93% versus a return of 11.97% over the same period for its benchmark, FTSE Global All Cap Net Tax Index. From the Institutional Shares launch on June 17, 2014 to February 28, 2018, the Institutional Shares returned 10.73% versus a return of 7.83% over the same period for the FTSE Global All Cap Net Tax Index.

Average Annual Total Returns for the periods ended February 28, 2018
	Six months†	One Year	Five Year	Since Inception	Inception Date
Investor Shares*	16.38%	33.88%	12.79%	13.93%	6/16/2009
Institutional Shares*	16.45%	34.03%	N/A	10.73%	6/17/2014
FTSE Global All Cap Net Tax Index**	8.79%	18.62%	10.53%	— (1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.15% and Net 1.15%; Institutional Shares: Gross 1.17% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.FoolFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 11. 97% from the inception date of the Investor Shares and 7.83% from the inception date of the Institutional Shares.

(2)

The expense ratios of the Fund are set forth according to the 12/31/2017 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*	These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Global All Cap Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Developed and Emerging markets. The index is comprised of approximately 7,600 securities from 47 countries and captures 98% of the world’s investable market capitalization. Fair value prices and foreign exchange as of 4 pm ET are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States. The index is unmanaged and not available for direct investments. Its performance does not reflect deductions for fees, expenses or taxes.

The investment objective of the Global Opportunities Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies located anywhere in the world. The Fund employs a growth at a reasonable price investment strategy and seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns.

4

Motley Fool Global Opportunities Fund
Portfolio Characteristics (Continued)
(Unaudited)

The following tables show the top eleven holdings, sector allocations, and top eleven countries in which the Fund was invested in as of February 28, 2018. Portfolio holdings are subject to change without notice.

Top Eleven Holdings	% of Net Assets
Amazon.com, Inc.	5.61%
NMC Health PLC	4.47
XPO Logistics, Inc.	4.00
IPG Photonics Corp.	3.86
Mastercard, Inc. Class A	3.66
Medtronic PLC	3.58
MercadoLibre, Inc.	3.08
Align Technology, Inc.	3.04
Douzone Bizon Co., Ltd.	2.96
Tencent Holdings Ltd.	2.81
BGEO Group PLC	2.67
39.74%

The Motley Fool Global Opportunities Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% of Net Assets
Information Technology	32.87%
Consumer Discretionary	17.68
Health Care	15.98
Industrials	10.64
Financials	10.19
Real Estate	4.00
Consumer Staples	3.92
Telecommunication Services	1.73
97.01%

5

Motley Fool Global Opportunities Fund
Portfolio Characteristics (Concluded)
(Unaudited)

Top Eleven Countries	% of Net Assets
United States *	57.35%
United Arab Emirates	5.31
China	4.82
Ireland	3.58
Argentina	3.08
South Korea	2.96
Georgia	2.67
Japan	2.61
Indonesia	2.54
India	2.12
Panama	2.09
89.13%

*	As of the date of the report, the Fund had a holding of 2.39% in the First American Treasury Obligations Fund, Class X.

6

Motley Fool Small-Mid Cap Growth Fund
Portfolio Characteristics
(Unaudited)

The Motley Fool Small-Mid Cap Growth Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016, at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents performance of the Predecessor Fund.

At February 28, 2018, the Motley Fool Small-Mid Cap Growth Fund Investor Shares had an unaudited net asset value of $25.22 per share attributed to 10,571,162 shares outstanding and the Institutional Shares had an unaudited net asset value of $25.36 per share attributed to 1,072,118 shares outstanding. This compares with an unaudited net asset value as of November 1, 2010 for the Investor Shares of $10.00 per share attributed to 102,000 shares outstanding and as of June 17, 2014 for the Institutional Shares of $17.94 per share attributed to 1 share outstanding. From the Investor Shares launch on November 1, 2010 to February 28, 2018, the Investor Shares had an average annual total return of 14.64% versus a return of 14.35% over the same period for its benchmark, the Russell 2500 Growth Index. From the Institutional Shares launch on June 17, 2014 to February 28, 2018, the Institutional Shares returned 11.59% versus a return of 10.51% over the same period for the Russell 2500 Growth Index.

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Five Year	Since Inception	Inception Date
Investor Shares*	20.82%	29.20%	14.51%	14.64%	11/1/2010
Institutional Shares*	20.90%	29.38%	N/A	11.59%	6/17/2014
Russell 2500 Growth Index**	12.52%	19.82%	14.15%	— (1)	—
Fund Expense Ratios(2): Investor Shares: Gross 1.16% and Net 1.15%; Institutional Shares: Gross 1.47% and Net 0.95%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.FoolFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	The index returned 14.35% from the inception date of the Investor Shares and 10.51% from the inception date of the Institutional Shares.

(2)

The expense ratios of the Fund are set forth according to the 12/31/2017 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. See the Financial Highlights for more current expense ratios.

*	These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The Russell 2500 Growth Index is an unmanaged, free float-adjusted, market capitalization weighted index that is designed to measure the performance of the small and mid-cap growth segment of the U.S. stock market. The Russell 2500 Growth Index is a subset of the Russell 3000® Index. It includes approximately 2,500 of the smallest securities based on a combination of their market cap and current index membership. The Fund may invest in companies that are not included within the Russell 2500 Growth Index and its investment portfolio is not weighted in terms of issuers the same as the Russell 2500 Growth Index. For this reason, the Fund’s investment performance should not be expected to track, and may exceed or trail, the Russell 2500 Growth Index. The index is unmanaged and not available for direct investment. Its performance does not reflect deductions for fees, expenses or taxes.

The investment objective of the Small-Mid Cap Growth Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in the United States. The Fund employs a growth at a reasonable price investment strategy and seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

7

Motley Fool Small-Mid Cap Growth Fund
Portfolio Characteristics (concluded)
(Unaudited)

The allocations to various sectors, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Although the Small-Mid Cap Fund may invest in companies with any market capitalization, the Adviser expects that investments in the securities of companies having smaller- and mid-market capitalizations will be important components of the Fund’s investment program. Investments in securities of these companies may involve greater risk than do investments in larger, more established companies. Small- and mid-cap stocks tend to be more volatile and less liquid than their large-cap counterparts.

The following tables show the top eleven holdings, and sector allocations in which the Fund was invested in as of February 28, 2018. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
XPO Logistics, Inc.	7.20%
Thor Industries, Inc.	5.05
IPG Photonics Corp.	4.98
LCI Industries	4.12
Jones Lang LaSalle, Inc.	3.96
Align Technology, Inc.	3.66
Texas Roadhouse, Inc.	3.48
Cooper Companies, Inc. (The)	3.25
ResMed, Inc.	3.21
Markel Corp.	2.99
SBA Communications Corp.	2.94
44.84%

*	As of the date of the report, the Fund had a holding of 4.21% in the First American Treasury Obligations Fund Class X.

The Motley Fool Small-Mid Cap Growth Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% of Net Assets
Consumer Discretionary	21.02%
Industrials	18.24
Health Care	15.92
Information Technology	15.21
Financials	11.90
Real Estate	8.42
Consumer Staples	2.88
Materials	2.17
95.76%

8

Motley Fool Emerging Markets Fund
Portfolio Characteristics
(Unaudited)

The Motley Fool Emerging Markets Fund operated as a series of The Motley Fool Funds Trust (the “Predecessor Fund”) prior to December 21, 2016, at which time the Predecessor Fund was reorganized into the Fund. The performance shown for periods prior to December 21, 2016 represents the performance of the Predecessor Fund

At February 28, 2018, the Motley Fool Emerging Markets Fund Investor Shares had an unaudited net asset value of $15.40 per share attributed to 2,502,804 shares outstanding. This compares with an unaudited net asset value as of November 1, 2011 for the Investor Shares of $10.00 per share attributed to 106,350 shares outstanding. From the Investor Shares launch on November 1, 2011 to February 28, 2018, the Investor Shares had an average annual total return of 8.16% versus a return of 5.97% over the same period for its benchmark, the FTSE Emerging Markets All Cap China A Inclusion Net Tax Index.

Average Annual Total Returns for periods ended February 28, 2018
	Six Months†	One Year	Five Year	SINCE Inception	Inception Date
Investor Shares*	8.15%	31.26%	7.52%	8.16%	11/1/2011
FTSE Emerging Markets All Cap China A Inclusion Net Tax Index**	8.87%	25.14%	5.02%	5.97%(1)	—
Fund Expense Ratios(2): Investor Shares: Gross 2.00% and Net 1.15%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at www.FoolFunds.com. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

†	Not annualized.

(1)	Benchmark performance is from inception date of the Investor Shares only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the 12/31/2017 Prospectus for the Fund and may differ from the expense ratios disclosed in the Financial Highlights table in this report. See the Financial Highlights for more current expense ratios.

*	These returns reflect expense waivers by the Fund’s investment adviser. Without these waivers, returns would have been lower.

**

The FTSE Emerging Markets All Cap China A Inclusion Net Tax Index is a market-capitalization weighted index representing the performance of large, mid and small cap companies in Emerging markets. The index is comprised of approximately 3,350 securities from 22 countries, and is part of the FTSE China A Inclusion Indexes which contain FTSE China A All Cap Index securities adjusted for the aggregate approved QFII and RQFII quotas available to international investors. Fair value prices and foreign exchange as of 4 pm EST are used in the calculation of this index, and returns are adjusted for withholding taxes applicable to dividends received by a U.S. Regulated Investment Company domiciled in the United States.

The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation, and it pursues this objective by investing primarily in common stocks of companies organized in emerging market foreign countries. In prior years, the Fund’s strategy included investments in both developed and emerging markets countries. Along with a name change effective February 28, 2017, the Fund has been focused on emerging economies.

The Fund employs a growth at a reasonable price investment strategy and seeks long-term growth by identifying and acquiring securities of companies that are, in the view of Motley Fool Asset Management, LLC (the “Adviser”), high quality. To identify these high-quality businesses, the Adviser engages in research to evaluate each company under consideration using four criteria: management, culture, and incentives; the economics of the business; competitive advantage; and the durability of its competitive advantage period. The Adviser’s approach prizes a long-term mindset and a balance of qualitative and quantitative factors. While emerging markets have always been included in the Fund, the new focus following the name change mentioned above resulted in several new companies entering the portfolio.

The Fund will invest in areas of the market, that, in the view of the Adviser, offer the greatest potential for long-term capital appreciation, and it does not attempt to match the allocations of its benchmark. As such, significant deviation from the benchmark is expected from time to time, especially over shorter time frames.

9

Motley Fool Emerging Markets Fund
Portfolio Characteristics (Continued)
(Unaudited)

The allocations to various sectors, countries, or any other macro-economic designation, are the byproduct of rigorous bottom-up analysis rather than an intentional top-down opinion of asset classes. While market conditions are constantly changing, exposure to equity market risk is needed to consistently achieve equity-like returns. The Adviser views its time as best spent focused on evaluating businesses and seeking to minimize company-specific risk in order to pursue its objective of long-term capital appreciation.

Because the Emerging Markets Fund is free to invest in companies of any size around the world, investments in companies with smaller market capitalizations will be an important component of the Fund’s investment program. Small-cap stocks tend to be more volatile and less liquid than their large-cap counterparts. In addition to company risk, fluctuations in currency exchange rates can cause losses when investing in foreign securities, with emerging markets presenting additional risks of illiquidity, political instability, and lax regulation. Please refer to the prospectus for a more detailed discussion of the Fund’s strategies and risks.

While investing in a particular sector is not a principal investment strategy of the Emerging Markets Fund, the portfolio may be significantly invested in a sector as a result of the portfolio management decisions made pursuant to its principal investment strategy.

The following tables show the top eleven holdings, sector allocations, and top eleven countries in which the Fund was invested in as of February 28, 2018. Portfolio holdings are subject to change without notice.

Top Eleven Holdings*	% of Net Assets
Tencent Holdings Ltd.	6.47%
NMC Health PLC	6.11
MercadoLibre, Inc.	5.54
Top Glove Corp Bhd	5.14
Douzone Bizon Co., Ltd.	5.03
Yum China Holdings, Inc.	4.05
Ctrip.com International Ltd. ADR	3.97
Odontoprev SA	3.69
Taiwan Semiconductor Manufacturing Co., Ltd. SP ADR	3.66
BGEO Group PLC	3.62
International Container Terminal Services, Inc.	3.53
50.81%

*	As of the date of the report, the Fund had a holding of 5.71% in the First American Treasury Obligations Fund, Class X.

The Motley Fool Emerging Markets Fund uses the Global Industry Classification StandardSM (“GICS SM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”).We believe that this makes the SOI classifications more standard with the rest of the industry.

10

Motley Fool Emerging Markets Fund
Portfolio Characteristics (Concluded)
(Unaudited)

Sector Allocation	% of Net Assets
Information Technology	23.00%
Financials	16.47
Health Care	16.00
Industrials	14.94
Consumer Discretionary	13.03
Consumer Staples	5.53
Telecommunication Services	4.18
Real Estate	0.97
94.12%

Top Eleven Countries*	% of Net Assets
China	16.80%
United Arab Emirates	8.77
Mexico	8.69
Indonesia	6.66
Argentina	5.54
Brazil	5.34
Malaysia	5.14
South Korea	5.03
Turkey	4.80
Georgia	4.69
Taiwan	3.66
84.88%

*	As of the date of the report, the Fund had a holding of 5.71% in the First American Treasury Obligations Fund, Class X.

11

Motley Fool Funds
Fund Expense Examples
February 28, 2018 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you to understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 to February 28, 2018, and held for the entire period.

Actual Expenses

The first section of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical ExampleS for Comparison Purposes

The second section of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund as compared to the costs of investing in other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain, etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Global Opportunities Fund - Investor Shares
Actual	$1,000.00	$1,163.80	1.07%	$5.74
Hypothetical (5% return before expenses)	1,000.00	1,019.49	1.07	5.63
Global Opportunities Fund - Institutional Shares
Actual	$1,000.00	$1,164.50	0.95%	$5.10
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95	4.76

12

Motley Fool Funds
Fund Expense Examples (Concluded)
February 28, 2018 (Unaudited)

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Annualized Expense Ratio(1)	Expenses Paid During Period(2)
Small-Mid Cap Growth Fund - Investor Shares
Actual	$1,000.00	$1,208.20	1.15%	$6.30
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15	5.76
Small-Mid Cap Growth Fund - Institutional Shares
Actual	$1,000.00	$1,209.00	0.95%	$5.20
Hypothetical (5% return before expenses)	1,000.00	1,020.08	0.95	4.76
Emerging Markets Fund - Investor Shares
Actual	$1,000.00	$1,081.50	1.15%	$5.94
Hypothetical (5% return before expenses)	1,000.00	1,019.09	1.15	5.76

(1)	These ratios reflect expenses waived by the Funds’ investment adviser. Without these waivers, the Funds’ expenses would have been higher and the ending account values would have been lower.

(2)

Expenses are equal to the Funds’ annualized expense ratio for the period September 1, 2017 to February 28, 2018, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

13

Motley Fool Global Opportunities Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 96.18%
Air Freight & Logistics — 4.00%
XPO Logistics, Inc. (United States)*	186,000	$18,307,980
Auto Components — 2.30%
Gentex Corp. (United States)	200,000	4,542,000
LCI Industries (United States)	55,000	6,011,500
		10,553,500
Banks — 6.88%
Banco Latinoamericano de Comercio Exterior SA (Panama)	343,129	9,556,142
BGEO Group PLC (Georgia)	263,132	12,255,913
HDFC Bank Ltd. ADR (India)	100,000	9,718,000
		31,530,055
Biotechnology — 1.61%
Ionis Pharmaceuticals, Inc. (United States)*	140,000	7,394,800
Commercial Services & Supplies — 1.39%
KAR Auction Services, Inc. (United States)	117,708	6,365,649
Communications Equipment — 1.44%
Infinera Corp. (United States)*	661,100	6,577,945
Consumer Finance — 1.28%
Gentera SAB de CV (Mexico)	7,200,000	5,885,845
Diversified Financial Services — 2.03%
Berkshire Hathaway, Inc., Class A (United States)*	30	9,307,500
Electronic Equipment, Instruments & Components — 3.86%
IPG Photonics Corp. (United States)*	72,000	17,686,080
Equity Real Estate Investment Trusts — 4.01%
American Tower Corp. (United States)	64,000	8,917,120
SBA Communications Corp. (United States)*	60,000	9,436,200
		18,353,320
Food & Staples Retailing — 1.67%
Costco Wholesale Corp. (United States)	40,000	7,636,000

See Notes to Financial Statements.

14

Motley Fool Global Opportunities Fund
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Food Products — 2.25%
Nestle SA (Switzerland)	68,694	$5,457,811
Nippon Indosari Corpindo Tbk PT (Indonesia)	54,234,800	4,852,079
		10,309,890
Health Care Equipment & Supplies — 8.73%
Align Technology, Inc. (United States)*	53,000	13,913,560
Medtronic PLC (Ireland)	205,272	16,399,180
ResMed, Inc. (United States)	102,000	9,717,540
		40,030,280
Health Care Providers & Services — 4.47%
NMC Health PLC (United Arab Emirates)	435,482	20,495,822
Hotels, Restaurants & Leisure — 3.40%
Starbucks Corp. (United States)	195,000	11,134,500
Texas Roadhouse, Inc. (United States)	80,500	4,448,430
		15,582,930
Internet & Direct Marketing Retail — 9.19%
Amazon.com, Inc. (United States)*	17,000	25,711,650
Ctrip.com International Ltd. ADR (China)*	200,752	9,230,577
zooplus AG (Germany)*	33,000	7,171,697
		42,113,924
Internet Software & Services — 10.21%
Alphabet, Inc., Class C (United States)*	9,024	9,969,084
Facebook, Inc. (United States)*	55,000	9,807,600
MercadoLibre, Inc. (Argentina)	36,437	14,136,463
Tencent Holdings Ltd. (China)	235,000	12,856,502
		46,769,649
IT Services — 5.40%
Mastercard, Inc. (United States)	95,500	16,785,080
PayPal Holdings, Inc. (United States)*	100,000	7,941,000
		24,726,080
Life Sciences Tools & Services — 1.16%
Horizon Discovery Group PLC (United Kingdom)*	2,135,499	5,335,581

See Notes to Financial Statements.

15

Motley Fool Global Opportunities Fund
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Machinery — 0.88%
FANUC Corp. (Japan)	16,000	$4,043,078
Media — 1.31%
Multiplus SA (Brazil)	278,600	2,954,263
System1 Group PLC (United Kingdom)	700,000	3,025,806
		5,980,069
Multiline Retail — 1.48%
Mitra Adiperkasa Tbk PT (Indonesia)	12,301,000	6,799,840
Semiconductors & Semiconductor Equipment — 2.03%
Taiwan Semiconductor Manufacturing Co., Ltd. SP ADR (Taiwan)	215,000	9,320,250
Software — 8.19%
Douzone Bizon Co., Ltd. (South Korea)	265,680	13,563,672
Paycom Software, Inc. (United States)*	88,000	8,704,960
Splunk, Inc. (United States)*	97,500	9,087,000
Ultimate Software Group, Inc. (The) (United States)*	26,000	6,199,960
		37,555,592
Technology Hardware, Storage & Peripherals — 1.75%
Apple, Inc. (United States)	45,000	8,015,400
Trading Companies & Distributors — 1.80%
Watsco, Inc. (United States)	50,000	8,268,500
Transportation Infrastructure — 1.73%
International Container Terminal Services, Inc. (Philippines)	3,750,000	7,920,507
Wireless Telecommunication Services — 1.73%
SoftBank Group Corp. (Japan)	96,000	7,910,100
Total Common Stocks (Cost $259,746,225)		440,776,166

See Notes to Financial Statements.

16

Motley Fool Global Opportunities Fund
Schedule of Investments (concluded)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Participatory Notes — 0.84%
Air Freight & Logistics — 0.84%
Aramex PJSC (United Arab Emirates) (a)	3,134,000	$3,859,677
Total Participatory Notes (Cost $2,790,802)		3,859,677

Short-Term Investments — 2.39%
First American Treasury Obligations Fund, Class X (United States) 1.27% (b)	10,939,991	10,939,991
Total Short-Term Investments (Cost $10,939,991)		10,939,991

Total Investments (Cost $273,477,018) — 99.41%		455,575,834
Other Assets in Excess of Liabilities — 0.59%		2,728,222
NET ASSETS — 100.00%
(Applicable to 18,588,483 shares outstanding)		$458,304,056

*	Non-income producing security.

PLC — Public Limited Company

ADR — American Depositary Receipt

SP ADR — Sponsored ADR

(a)

Security exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $3,859,677 and represents 0.84% of net assets as of February 28, 2018.

(b)	Seven-day yeild as of February 28, 2018.

See Notes to Financial Statements.

17

Motley Fool Small-Mid Cap Growth Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 95.75%
Air Freight & Logistics — 8.67%
CH Robinson Worldwide, Inc. (United States)	46,000	$4,294,560
XPO Logistics, Inc. (United States)*	215,000	21,162,450
		25,457,010
Auto Components — 7.28%
Dorman Products, Inc. (United States)*	35,938	2,479,722
Gentex Corp. (United States)	300,000	6,813,000
LCI Industries (United States)	110,670	12,096,231
		21,388,953
Automobiles — 5.05%
Thor Industries, Inc. (United States)	115,000	14,835,000
Banks — 4.47%
Access National Corp. (United States)	124,832	3,489,054
Carter Bank & Trust (United States)*	170,000	2,864,500
Huntington Bancshares, Inc. (United States)	100,000	1,570,000
Lakeland Financial Corp. (United States)	60,000	2,718,600
SVB Financial Group (United States)*	10,000	2,489,800
		13,131,954
Biotechnology — 2.23%
Ionis Pharmaceuticals, Inc. (United States)*	124,100	6,554,962
Building Products — 2.22%
American Woodmark Corp. (United States)*	50,736	6,514,502
Capital Markets — 4.44%
Diamond Hill Investment Group, Inc. (United States)	36,959	7,577,704
Oaktree Capital Group LLC (United States)	131,072	5,465,702
		13,043,406
Chemicals — 0.86%
Eastman Chemical Co. (United States)	25,000	2,527,000
Commercial Services & Supplies — 1.56%
KAR Auction Services, Inc. (United States)	85,000	4,596,800
Electronic Equipment, Instruments & Components — 4.98%
IPG Photonics Corp. (United States)*	59,500	14,615,580

See Notes to Financial Statements.

18

Motley Fool Small-Mid Cap Growth Fund
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Equity Real Estate Investment Trusts — 4.46%
SBA Communications Corp. (United States)*	55,000	$8,649,850
STAG Industrial, Inc. (United States)	195,000	4,440,150
		13,090,000
Food Products — 1.09%
McCormick & Co, Inc. (United States)	30,000	3,203,400
Health Care Equipment & Supplies — 13.69%
Align Technology, Inc. (United States)*	41,000	10,763,320
Cooper Cos, Inc. (The) (United States)	41,400	9,543,528
NuVasive, Inc. (United States)*	51,449	2,488,074
ResMed, Inc. (United States)	99,000	9,431,730
Varian Medical Systems, Inc. (United States)*	67,000	7,995,780
		40,222,432
Hotels, Restaurants & Leisure — 3.58%
Papa John's International, Inc. (United States)	5,000	288,700
Texas Roadhouse, Inc. (United States)	184,929	10,219,177
		10,507,877
Household Durables — 0.24%
TRI Pointe Group, Inc. (United States)*	46,000	705,180
Household Products — 1.79%
Church & Dwight Co., Inc. (United States)	106,600	5,243,654
Insurance — 2.99%
Markel Corp. (United States)*	7,900	8,784,800
Internet Software & Services — 2.71%
GrubHub, Inc. (United States)*	80,000	7,952,800
IT Services — 0.85%
Broadridge Financial Solutions, Inc. (United States)	25,000	2,509,500
Leisure Products — 2.23%
Hasbro, Inc. (United States)	68,615	6,557,536
Machinery — 1.48%
Proto Labs, Inc. (United States)*	40,000	4,358,000

See Notes to Financial Statements.

19

Motley Fool Small-Mid Cap Growth Fund
Schedule of Investments (concluded)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Paper & Forest Products — 1.31%
KapStone Paper and Packaging Corp. (United States)	110,400	$3,851,856
Real Estate Management & Development — 3.96%
Jones Lang LaSalle, Inc. (United States)	72,500	11,644,225
Road & Rail — 1.18%
Genesee & Wyoming, Inc. (United States)*	50,000	3,476,500
Software — 6.67%
Paycom Software, Inc. (United States)*	75,000	7,419,000
Splunk, Inc. (United States)*	77,000	7,176,400
Ultimate Software Group, Inc. (The) (United States)*	21,000	5,007,660
		19,603,060
Specialty Retail — 2.64%
AutoZone, Inc. (United States)*	7,300	4,852,456
Tractor Supply Co. (United States)	44,800	2,908,864
		7,761,320
Trading Companies & Distributors — 3.12%
Fastenal Co. (United States)	76,750	4,199,760
Watsco, Inc. (United States)	30,000	4,961,100
		9,160,860
Total Common Stocks (Cost $158,076,756)		281,298,167

Short-Term Investments — 4.21%
First American Treasury Obligations Fund, Class X (United States), 1.27% (a)	12,373,646	12,373,646
Total Short-Term Investments (Cost $12,373,646)		12,373,646

Total Investments (Cost $170,450,402) — 99.96%		293,671,813
Other Assets in Excess of Liabilities — 0.04%		101,383
NET ASSETS — 100.00%
(Applicable to 11,643,280 shares outstanding)		$293,773,196

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018.

See Notes to Financial Statements.

20

Motley Fool Emerging Markets Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 94.12%
Banks — 13.61%
Banco Latinoamericano de Comercio Exterior SA (Panama)	45,000	$1,253,250
BGEO Group PLC (Georgia)	30,000	1,397,312
Credicorp Ltd. (Peru)	6,000	1,298,700
HDFC Bank Ltd. ADR (India)	13,350	1,297,353
		5,246,615
Beverages — 1.88%
Coca-Cola Icecek AS (Turkey)	75,000	725,540
Consumer Finance — 2.86%
Gentera SAB de CV (Mexico)	1,350,000	1,103,596
Diversified Telecommunication Services — 1.13%
Telkom SA SOC Ltd. (South Africa)	100,000	435,543
Food & Staples Retailing — 1.32%
CP ALL PCL NVDR (Thailand)	190,000	508,442
Food Products — 2.33%
Nippon Indosari Corpindo Tbk PT (Indonesia)	10,022,700	896,674
Health Care Equipment & Supplies — 5.15%
Top Glove Corp. Bhd (Malaysia)	800,000	1,983,150
Health Care Providers & Services — 10.85%
Georgia Healthcare Group PLC (Georgia)*(a)	90,000	408,882
NMC Health PLC (United Arab Emirates)	50,000	2,353,234
Odontoprev SA (Brazil)	300,000	1,421,048
		4,183,164
Hotels, Restaurants & Leisure — 4.05%
Yum China Holdings, Inc. (China)	36,000	1,559,520
Internet & Direct Marketing Retail — 3.97%
Ctrip.com International Ltd. ADR (China)*	33,300	1,531,134
Internet Software & Services — 14.31%
Alibaba Group Holding Ltd. SP ADR (China)*	2,400	446,736
Baidu, Inc. SP ADR (China)*	1,750	441,595
MercadoLibre, Inc. (Argentina)	5,500	2,133,835
Tencent Holdings Ltd. (China)	45,600	2,494,709
		5,516,875

See Notes to Financial Statements.

21

Motley Fool Emerging Markets Fund
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Media — 1.65%
Multiplus SA (Brazil)	60,000	$636,238
Multiline Retail — 3.36%
Mitra Adiperkasa Tbk PT (Indonesia)	2,342,000	1,294,628
Real Estate Management & Development — 0.97%
Lippo Karawaci Tbk PT (Indonesia)	10,000,000	374,586
Semiconductors & Semiconductor Equipment — 3.66%
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	32,500	1,408,875
Software — 5.03%
Douzone Bizon Co. Ltd. (South Korea)	38,000	1,940,001
Transportation Infrastructure — 14.94%
DP World Ltd. (United Arab Emirates)	42,000	1,026,900
Grupo Aeroportuario del Pacifico SAB de CV ADR (Mexico)	11,500	1,110,325
Grupo Aeroportuario del Sureste SAB de CV ADR (Mexico)	6,400	1,134,592
International Container Terminal Services, Inc. (Philippines)	645,000	1,362,327
TAV Havalimanlari Holding AS (Turkey)	185,000	1,124,224
		5,758,368
Wireless Telecommunication Services — 3.05%
Safaricom Ltd. (Kenya)	4,000,000	1,175,127
Total Common Stocks (Cost $25,024,870)		36,278,076

See Notes to Financial Statements.

22

Motley Fool Emerging Markets Fund
Schedule of Investments (concluded)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 5.71%
First American Treasury Obligations Fund, Class X (United States), 1.27% (b)	2,200,999	$2,200,999
Total Short-Term Investments (Cost $2,200,999)		2,200,999

Total Investments (Cost $27,225,869) — 99.83%		38,479,075
Other Assets in Excess of Liabilities — 0.17%		64,116
NET ASSETS — 100.00%
(Applicable to 2,502,804 shares outstanding)		$38,543,191

ADR — American Depositary Receipt

NVDR — Non-Voting Depository Receipt

*	Non-income producing security.

(a)

Security exempt form registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is $408,882 and represents 1.06% of net assets as of February 28, 2018.

(b)	Seven-day yield as of February 28, 2018.

See Notes to Financial Statements.

23

Motley Fool Funds
StatementS of Assets and Liabilities
February 28, 2018 (Unaudited)

	Motley Fool Global Opportunities Fund	Motley Fool Small-Mid Cap Growth Fund	Motley Fool Emerging Markets Fund
ASSETS
Investments in securities of unaffiliated issuers, at value (cost $262,537,027, $158,076,756 and $25,024,870, respectively)	$444,635,843	$281,298,167	$36,278,076
Short-term investments, at value (cost $10,939,991, $12,373,646 and $2,200,999, respectively)	10,939,991	12,373,646	2,200,999
Foreign currency, at value (cost $2,484,531, $0 and $43,476, respectively)	2,537,228	—	44,274
Receivables for:
Dividends and tax reclaims	391,325	103,404	38,665
Shares of beneficial interest sold	398,525	488,071	39,865
Prepaid expenses and other assets	38,221	36,996	24,474
Total assets	458,941,133	294,300,284	38,626,353

LIABILITIES
Payables for:
Advisory fees	291,250	206,565	16,475
Shares of beneficial interest redeemed	211,040	191,554	14,566
Investments purchased	—	49,627	—
Custodian fees	35,597	5,782	11,693
Accounting and administration fees	33,042	16,381	12,549
Transfer agent fees	27,453	26,432	13,867
Audit fees	10,413	10,413	10,413
Other accrued expenses and liabilities	28,282	20,334	3,599
Total liabilities	637,077	527,088	83,162
Net assets	$458,304,056	$293,773,196	$38,543,191

NET ASSETS CONSIST OF:
Par value	$18,588	$11,643	$2,503
Paid-in-capital	268,535,543	167,632,626	27,897,889
Undistributed/(accumulated) net investment income/(loss)	(802,076)	(838,811)	(27,637)
Accumulated net realized gain/(loss) from investments and foreign currency transactions	8,400,488	3,746,327	(583,568)
Net unrealized appreciation/(depreciation) on investments, foreign currencies, and assets and liabilities denominated in foreign currencies	182,151,513	123,221,411	11,254,004
Net assets	$458,304,056	$293,773,196	$38,543,191

NET ASSET VALUE:
Investor Shares:
Net assets applicable to capital shares outstanding	$384,010,764	$266,579,252	$38,543,191
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	15,580,007	10,571,162	2,502,804
Net asset value, offering and redemption price per share	$24.65	$25.22	$15.40

Institutional Shares:
Net assets applicable to capital shares outstanding	$74,293,292	$27,193,944	N/A
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,008,476	1,072,118	N/A
Net asset value, offering and redemption price per share	$24.69	$25.36	N/A

The accompanying notes are an integral part of these financial statements.

24

Motley Fool Funds
Statements of Operations
February 28, 2018 (Unaudited)

	Motley Fool Global Opportunities Fund	Motley Fool Small-Mid Cap Growth Fund	Motley Fool Emerging Markets Fund
INVESTMENT INCOME
Dividends	$1,459,618	$1,176,029	$219,509
Less foreign taxes withheld	(32,846)	—	(14,793)
Total investment income	1,426,772	1,176,029	204,716
EXPENSES
Advisory fees	1,787,949	1,103,941	149,240
Transfer agent fees - Investor Shares	110,518	75,457	47,174
Transfer agent fees - Institutional Shares	30,475	22,359	—
Shareholder account-related services - Investor Shares	96,309	70,636	11,836
Shareholder account-related services - Institutional Shares	1,344	1,391	—
Accounting fees - Investor Shares	68,447	45,312	8,574
Accounting fees - Institutional Shares	16,907	4,499	—
Custodian fees	41,768	9,190	13,398
Shareholder reporting fees - Investor Shares	24,516	17,839	3,855
Shareholder reporting fees - Institutional Shares	534	470	—
Professional fees	21,896	17,892	11,630
Blue sky fees - Investor Shares	11,639	7,463	9,078
Blue sky fees - Institutional Shares	2,109	948	—
Administration fees	9,686	5,276	1,783
Directors fees	8,087	6,257	190
Officers fees	1,908	1,250	190
Other expenses	11,966	6,555	2,779
Total expenses	2,246,058	1,396,735	259,727
Management fees waived/reimbursed net of amount recaptured - Investor Shares	—	97,136	—
Management fees waived/reimbursed net of amount recaptured - Institutional Shares	(27,114)	(23,642)	(57,625)
Net expenses after waivers/reimbursements	2,218,944	1,470,229	202,102
Net investment income/(loss)	(792,172)	(294,200)	2,614
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	11,195,736	5,997,434	962,394
Foreign currency transactions	(9,725)	—	(48)
Net change in unrealized appreciation/(depreciation) on:
Investments	54,389,235	42,165,709	1,912,846
Foreign currency translation	55,713	—	1,560
Net realized and unrealized gain/(loss)	65,630,959	48,163,143	2,876,752
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,838,787	$47,868,943	$2,879,366

The accompanying notes are an integral part of these financial statements.

25

Motley Fool Global Opportunities Fund
Statements of Changes in Net Assets

	For the Six-Months Ended February 28, 2018 (Unaudited)	For the Fiscal Period Ended August 31, 2017 (1)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income/(loss)	$(792,172)	$657,803	$747,966
Net realized gain/(loss) from investments and foreign currency transactions	11,186,011	47,847,421	9,546,196
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	54,444,948	24,608,203	(10,795,721)
Net increase/(decrease) in net assets resulting from operations	64,838,787	73,113,427	(501,559)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
Investor Shares	(740,296)	(604,493)	(34,910)
Institutional Shares	(84,137)	(186,098)	(13,802)
Distributions from net realized capital gains
Investor Shares	(42,375,430)	(8,485,045)	(166,111)
Institutional Shares	(7,912,273)	(1,167,344)	(3,300)
Total dividends and distributions to shareholders	(51,112,136)	(10,442,980)	(218,123)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold (943,146, 1,001,231 and 1,642,369 shares, respectively)	23,117,482	22,119,265	32,544,953
Reinvestment of dividends (1,874,618, 449,511 and 9,795 shares, respectively)	42,328,884	8,937,049	197,667
Shares redeemed (1,262,461, 4,767,676 and 3,682,983 shares, respectively)	(30,862,386)	(100,374,196)	(72,564,161)
Redemption fees(2)	7,887	33,388	38,069
Total from Investor Shares	34,591,867	(69,284,494)	(39,783,472)
Institutional Shares
Proceeds from shares sold (221,927, 2,235,895 and 44,003 shares, respectively)	5,574,938	46,460,601	876,179
Reinvestment of dividends (349,692, 66,891 and 837 shares, respectively)	7,910,044	1,333,174	16,889
Shares redeemed (79,199, 141,726 and 69,455 shares, respectively)	(1,943,408)	(3,097,677)	(1,365,672)
Redemption fees(2)	262	519	20
Total from Institutional Shares	11,541,836	44,696,617	(472,584)
Net increase/(decrease) in net assets from capital share transactions	46,133,703	(24,587,877)	(40,256,056)
Total increase/(decrease) in net assets	59,860,354	38,082,570	(40,975,738)
NET ASSETS:
Beginning of period	398,443,702	360,361,132	401,336,870
End of period (3)	$458,304,056	$398,443,702	$360,361,132
Undistributed/accumulated net investment income/(loss)	$(802,076)	$814,529	$(760,546)

(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(3)	Including undistributed/accumulated net investment income/(loss).

The accompanying notes are an integral part of these financial statements.

26

Motley Fool Small-Mid Cap Growth Fund
Statements of Changes in Net Assets

	For the Six-Months Ended February 28, 2018 (Unaudited)	For the Fiscal Period Ended August 31, 2017 (1)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income/(loss)	$(294,200)	$(537,448)	$(653,431)
Net realized gain/(loss) from investments and foreign currency transactions	5,997,434	15,186,364	(2,484,075)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	42,165,709	26,696,119	(1,992,860)
Net increase/(decrease) in net assets resulting from operations	47,868,943	41,345,035	(5,130,366)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
Investor Shares	—	—	(349,750)
Institutional Shares	—	—	(20,359)
Distributions from net realized capital gains
Investor Shares	(12,858,211)	—	—
Institutional Shares	(1,293,568)	—	—
Total dividends and distributions to shareholders	(14,151,779)	—	(370,109)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold (1,326,705, 894,155 and 1,202,801 shares, respectively)	33,120,811	18,375,235	21,811,467
Reinvestment of dividends (520,849, 0 and 18,293 shares, respectively)	12,578,509	—	343,728
Shares redeemed (824,868, 2,559,950 and 2,748,791 shares, respectively)	(20,234,368)	(52,151,022)	(50,140,829)
Redemption fees(2)	4,200	22,135	24,628
Total from Investor Shares	25,469,152	(33,753,652)	(27,961,006)
Institutional Shares
Proceeds from shares sold (134,895, 818,234 and 77,879 shares, respectively)	3,416,901	16,606,797	1,388,492
Reinvestment of dividends (53,255, 0 and 1,083 shares, respectively)	1,293,568	—	20,358
Shares redeemed (35,988, 198,206 and 152,821 shares, respectively)	(892,627)	(4,083,956)	(2,787,636)
Redemption fees(2)	—	3,350	175
Total from Institutional Shares	3,817,842	12,526,191	(1,378,611)
Net increase/(decrease) in net assets from capital share transactions	29,286,994	(21,227,461)	(29,339,617)
Total increase/(decrease) in net assets	63,004,158	20,117,574	(34,840,092)
NET ASSETS:
Beginning of period	230,769,038	210,651,464	245,491,556
End of period (3)	$293,773,196	$230,769,038	$210,651,464
Undistributed/accumulated net investment income/(loss)	$(838,811)	$(544,611)	$(639,202)

(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(3)	Including undistributed/accumulated net investment income/(loss).

The accompanying notes are an integral part of these financial statements.

27

Motley Fool Emerging Markets Fund
Statements of Changes in Net Assets

	For the Six-Months Ended February 28, 2018 (Unaudited)	For the Fiscal Period Ended August 31, 2017 (1)	For the Year Ended October 31, 2016
OPERATIONS
Net investment income/(loss)	$2,614	$310,507	$200,032
Net realized gain/(loss) from investments and foreign currency transactions	962,346	(1,181,087)	638,236
Net change in unrealized appreciation/(depreciation) on investments, foreign currency translation, and assets and liabilities denominated in foreign currencies	1,914,406	6,836,590	2,234,424
Net increase/(decrease) in net assets resulting from operations	2,879,366	5,966,010	3,072,692
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income
Investor Shares	(314,358)	(150,543)	(300,972)
Institutional Shares	—	(27,959)	(18,444)
Total dividends and distributions to shareholders	(314,358)	(178,502)	(319,416)
CAPITAL SHARE TRANSACTIONS:
Investor Shares
Proceeds from shares sold (263,145, 508,484 and 228,294 shares, respectively)	3,868,642	6,665,378	2,517,000
Reinvestment of dividends (22,184, 13,160 and 27,787 shares, respectively)	313,688	150,020	300,095
Shares redeemed (181,585, 534,316 and 709,020 shares, respectively)	(2,661,124)	(6,442,570)	(7,766,303)
Redemption fees(2)	1,146	1,728	3,403
Total from Investor Shares	1,522,352	374,556	(4,945,805)
Institutional Shares
Proceeds from shares sold (0, 132,224 and 13,740 shares, respectively)(3)	—	1,528,574	147,950
Reinvestment of dividends (0, 2,448 and 1,705 shares, respectively)(3)	—	27,959	18,444
Shares redeemed (0, 309,403 and 387 shares, respectively)(3)	—	(4,132,249)	(4,349)
Redemption fees(2)	—	61	—
Total from Institutional Shares	—	(2,575,655)	162,045
Net increase/(decrease) in net assets from capital share transactions	1,522,352	(2,201,099)	(4,783,760)
Total increase/(decrease) in net assets	4,087,360	3,586,409	(2,030,484)
NET ASSETS:
Beginning of period	34,455,831	30,869,422	32,899,906
End of period (3)	$38,543,191	$34,455,831	$30,869,422
Undistributed/accumulated net investment income/(loss)	$(27,637)	$284,107	$178,488

(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)	Effective December 31, 2017, the Fund eliminated the redemption fee.
(3)

Effective on May 2, 2017, the Institutional Shares closed to all new and existing shareholders. Any Institutional Shares that were not exchanged for Investor Shares, or redeemed, by June 30, 2017, were liquidated and the proceeds returned to the shareholder.

(4)	Including undistributed/accumulated net investment income/(loss).

The accompanying notes are an integral part of these financial statements.

28

Motley Fool Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six Months Ended February 28, 2018		Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(Unaudited)		2017(1)(2)		2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.09		$20.36		$20.32	$21.00	$19.24	$15.48	$14.15
Net investment income/(loss)(3)	(0.05)		0.03		0.04	0.05	0.11	0.07	0.14
Net realized and unrealized gain/(loss) from invetsments	3.71		4.30		0.01	(0.29)	1.87	3.79	1.29
Net increase/(decrease) in net assets resulting from operations	3.66		4.33		0.05	(0.24)	1.98	3.86	1.43
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.04)		— *	(0.11)	(0.04)	(0.11)	(0.10)
Net realized capital gains	(3.05)		(0.56)		(0.01)	(0.33)	(0.18)	—	—
Total dividends and distributions to shareholders	(3.10)		(0.60)		(0.01)	(0.44)	(0.22)	(0.11)	(0.10)
Redemption and small-balance account fees	—	*	—	*	— *	— *	— *	0.01	—
Net asset value, end of period	$24.65		$24.09		$20.36	$20.32	$21.00	$19.24	15.48
Total investment return(4)	16.38	%(5)	21.91	%(5)	0.25%	(1.13)%	10.43%	25.14%	10.21
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$384,011		$337,821		$353,118	$393,611	$413,624	$354,081	$227,881
Ratio of expenses to average net assets	1.07	%(6)	1.15	%(6)	1.14%	1.15%	1.26%	1.36%	1.47%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.07	%(6)	1.15	%(6)	1.14%	1.13%	1.23%	1.37%	1.54%
Ratio of net investment income/(loss) to average net assets	(0.40	)%(6)	0.18	%(6)	0.20%	0.23%	0.55%	0.44%	0.93%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.40	)%(5)	0.18	%(6)	0.20%	0.25%	0.59%	0.43%	0.86%
Portfolio turnover rate	4	%(5)	38	%(5)	26%	21%	24%	22%	37%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return reflects the rate an investor would have earned on an investment in the Fund during the period. During the year ended October 31, 2013, 0.06% of the Fund’s total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total return would have been 25.08%. For the six months ended February 28, 2018, the fiscal period ended August 31, 2017 and the years ended October 31, 2016, October 31, 2015, October 31, 2014 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

29

Motley Fool Global Opportunities Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six Months Ended February 28, 2018		Fiscal Period Ended August 31,		Years Ended October 31,		Period Ended October 31,
Institutional Shares	(Unaudited)		2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$24.09		$20.40		$20.35	$21.01	$20.36
Net investment income/(loss)(4)	(0.03)		0.09		0.08	0.10	0.03
Net realized and unrealized gain/(loss) from investments	3.71		4.25		0.02	(0.31)	0.62
Net increase/(decrease) in net assets resulting from operations	3.68		4.34		0.10	(0.21)	0.65
Dividends and distributions to shareholders from:
Net investment income	(0.03)		(0.09)		(0.04)	(0.12)	—
Net realized capital gains	(3.05)		(0.56)		(0.01)	(0.33)	—
Total dividends and distributions to shareholders	(3.08)		(0.65)		(0.05)	(0.45)	—
Redemption and small-balance account fees	—	*	—	*	— *	— *	—	*
Net asset value, end of period	$24.69		$24.09		$20.40	$20.35	$21.01
Total investment return(5)	16.45	%(6)	21.97	%(6)	(0.47)%	(0.97)%	3.19	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$74,293		$60,623		$7,243	$7,726	$4,038
Ratio of expenses to average net assets	0.95	%(7)	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.03	%(7)	1.17	%(7)	2.12%	2.14%	3.78	%(7)
Ratio of net investment income/(loss) to average net assets	(0.27	)%(7)	0.48	%(7)	0.39%	0.46%	0.39	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.35	)%(7)	0.26	%(7)	(0.78)%	0.73%	(2.43	)%(7)
Portfolio turnover rate	4	%(6)	38	%(6)	26%	21%	24	%(6)

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Global Opportunities Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

30

Motley Fool Small-Mid Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six Months Ended February 28, 2018		Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(Unaudited)		2017(1)(2)		2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$22.04		$18.29		$18.72	$18.59	$17.25	$12.58	$11.04
Net investment income/ (loss)(3)	(0.03)		(0.05)		(0.05)	0.03	0.07	— *	(0.06)
Net realized and unrealized gain/(loss) from investments	4.56		3.80		(0.35)	0.14	1.51	4.69	1.60
Net increase/(decrease) in net assets resulting from operations	4.53		3.75		(0.40)	0.17	1.58	4.69	1.54
Dividends and distributions to shareholders from:
Net investment income	—		—		(0.03)	(0.04)	(0.03)	(0.03)	— *
Net realized capital gains	(1.35)		—		—	—	(0.22)	—	—
Total dividends and distributions to shareholders	(1.35)		—		(0.03)	(0.04)	(0.25)	(0.03)	— *
Redemption and small-balance account fees	—	*	—	*	— *	— *	0.01	0.01	— *
Net asset value, end of period	$25.22		$22.04		$18.29	$18.72	$18.59	$17.25	$12.58
Total investment return(4)	20.82	%(5)	20.50	%(5)	(2.15)%	0.91%	9.35%	37.44%	13.96%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$266,579		$210,404		$205,149	$238,482	$231,600	$162,336	$67,337
Ratio of expenses to average net assets	1.15	%(6)	1.15	%(6)	1.15%	1.15%	1.27%	1.38%	1.37%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.07	%(6)	1.16	%(6)	1.17%	1.16%	1.30%	1.54%	1.74%
Ratio of net investment income/(loss) to average net assets	(0.25	)%(6)	(0.30	)%(6)	(0.29)%	0.17%	0.38%	0.03%	(0.51)%
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.16	)%(6)	(0.31	)%(6)	(0.31)%	0.17%	0.36%	(0.13)%	(0.88)%
Portfolio turnover rate	6	%(5)	24	%(5)	21%	30%	18%	24%	30%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return reflects the rate an investor would have earned on an investment in the Fund during the period. For the years ended October 31, 2014 and October 31, 2013, 0.06% and 0.08%, respectively, of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received. Excluding this item, the total investment return would have been 9.29% and 37.36%, respectively. For the six months ended February 28, 2018, the fiscal period ended August 31, 2017 and years ended October 31, 2016, October 31, 2015 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

31

Motley Fool Small-Mid Cap Growth Fund
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six Months Ended February 28, 2018		Fiscal Period Ended August 31,		Years Ended October 31,		Period Ended October 31,
Institutional Shares	(Unaudited)		2017(1)(2)		2016	2015	2014(3)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$22.14		$18.34		$18.75	$18.61	$17.94
Net investment income/(loss)(4)	—	*	(0.03)		(0.02)	0.07	0.02
Net realized and unrealized gain/(loss) from investments	4.56		3.83		(0.33)	0.13	0.65
Net increase/(decrease) in net assets resulting from operations	4.56		3.80		(0.35)	0.20	0.67
Dividends and distributions to shareholders from:
Net investment income	—		—		(0.06)	(0.06)	—
Net realized capital gains	(1.34)		—		—	—	—
Total dividends and distributions to shareholders	(1.34)		—		(0.06)	(0.06)	—
Redemption and small-balance account fees	—		—	*	— *	— *	—	*
Net asset value, end of period	$25.36		$22.14		$18.34	$18.75	$18.61
Total investment return(5)	20.90	%(6)	20.72	%(6)	(1.89)%	1.04%	3.73	%(6)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$27,194		$20,365		$5,502	$7,010	$2,798
Ratio of expenses to average net assets	0.95	%(7)	0.95	%(7)	0.95%	0.95%	0.95	%(7)
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.15	%(7)	1.47	%(7)	2.40%	2.45%	4.93	%(7)
Ratio of net investment income/(loss) to average net assets	(0.40	)%(7)	(0.15	)%(7)	(0.08)%	0.35%	0.27	%(7)
Ratio of net investment income/(loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.24	)%(7)	(0.67	)%(7)	(1.53)%	(1.15)%	(3.71	)%(7)
Portfolio turnover rate	6	%(6)	24	%(6)	21%	30%	18	%(6)

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Small-Mid Cap Growth Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Commenced operations on June 17, 2014. Because of commencement of operations and related preliminary transaction costs, these ratios are not necessarily indicative of future ratios.
(4)	Per share data calculated using average shares outstanding method.
(5)

Total investment return reflects the rate an investor would have earned on an investment in the Fund during the period. Redemption and small-balance account fees received had no effect on the Fund’s Institutional Shares total investment return.

(6)	Not annualized.
(7)	Annualized.

The accompanying notes are an integral part of these financial statements.

32

Motley Fool Emerging Markets Fund

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Six Months Ended February 28, 2018		Fiscal Period Ended August 31,		Years Ended October 31,
Investor Shares	(Unaudited)		2017(1)(2)		2016	2015	2014	2013	2012
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$14.36		$11.93		$10.88	$12.61	$12.66	$10.94	$10.00
Net investment income/ (loss)(3)	—	*	0.12		0.07	0.09	0.16	0.13	0.18
Net realized and unrealized gain/(loss) from investments	1.17		2.38		1.09	(1.63)	(0.12)	1.73	0.77
Net increase/(decrease) in net assets resulting from operations	1.17		2.50		1.16	(1.54)	0.04	1.86	0.95
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.07)		(0.11)	(0.19)	(0.08)	(0.15)	(0.01)
Net realized capital gains	—		—		—	—	(0.02)	—	—
Total dividends and distributions to shareholders	(0.13)		(0.07)		(0.11)	(0.19)	(0.10)	(0.15)	(0.01)
Redemption and small-balance account fees	—	*	—	*	— *	— *	0.01	0.01	— *
Net asset value, end of period	$15.40		$14.36		$11.93	$10.88	$12.61	$12.66	$10.94
Total investment return(4)	8.15	%(5)	21.06	%(5)	(10.76)%	(12.33)%	0.47%	17.32%	9.52%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (thousands)	$38,543		$34,456		$28,776	$31,160	$47,566	$40,119	$19,272
Ratio of expenses to average net assets	1.15	%(6)	1.15	%(6)	1.15%	1.13%	1.24%	1.35%	1.35%
Ratio of expenses to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	1.48	%(6)	2.00	%(6)	2.09%	1.84%	1.88%	2.60%	4.13%
Ratio of net investment income (loss) to average net assets	0.01	%(6)	1.17	%(6)	0.64%	0.80%	1.29%	1.15%	1.75%
Ratio of net investment income/ (loss) to average net assets (before waivers and reimbursement of expenses and/or recapture of previously waived fees)	(0.31	)%(6)	0.32	%(6)	(0.30)%	0.09%	0.66%	(0.10)%	(1.03)%
Portfolio turnover rate	5	%(5)	21	%(5)	54%	20%	25%	26%	17%

*	Amount represents less than $0.005 per share.
(1)	The Fund changed its fiscal year end to August 31 during the period.
(2)

Effective as of December 21, 2016, the Fund acquired all the assets and liabilities of the Motley Fool Emerging Markets Fund, a series of The Motley Fool Funds Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performances of the Predecessor Fund.

(3)	Per share data calculated using average shares outstanding method.
(4)

Total investment return reflects the rate an investor would have earned on an investment in the Fund during the period. During the years ended October 31, 2014 and October 31, 2013, 0.08% and 0.09%, respectively of the Fund’s Investor Shares total investment return was attributable to redemption and small-balance account fees received as reference in Note 3. Excluding this item, total investment return would have been 0.39% and 17.23%, respectively For the six months ended February 28, 2018, the fiscal period ended August 31, 2017, years ended October 31, 2016, October 31, 2015 and October 31, 2012, redemption and small-balance account fees received had no effect on the Fund’s Investor Shares total investment return.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

33

MOTLEY FOOL FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. Organization AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Motley Fool Global Opportunities Fund (“Global Opportunities Fund”) (formerly known as Motley Fool Independence Fund), Motley Fool Small-Mid Cap Growth Fund (“Small-Mid Cap Growth Fund”) (formerly known as Motley Fool Great America Fund) and Motley Fool Emerging Markets Fund (“Emerging Markets Fund”) (formerly known as Motley Fool Epic Voyage Fund) (each a “Fund” and together the “Funds”), which became series of RBB at the close of business on December 21, 2016. As of February 28, 2018, Global Opportunities Fund and Small-Mid Cap Growth Fund each offer two classes of shares, Investor and Institutional. Emerging Markets Fund offered one class of shares, Investor.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Prior to December 21, 2016, the Funds were diversified series (the “Predecessor Funds”) of The Motley Fool Funds Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on November 7, 2008, as a statutory trust under the laws of the State of Delaware. Each of the Predecessor Funds was reorganized into a corresponding Fund on December 21, 2016 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of each Predecessor Fund was assumed by its corresponding Fund. Performance and accounting information prior to December 21, 2016 included herein is that of the relevant Predecessor Fund.

The investment objective of each Fund is to achieve long-term capital appreciation. The Global Opportunities Fund pursues its objective by investing primarily in common stocks of United States companies and of companies that are organized under the laws of other countries around the world. The Small-Mid Cap Fund pursues its objective by investing primarily in common stocks of companies that are organized in the United States and that are engaged in a broad range of industries. The Emerging Markets Fund pursues its objective by investing primarily in common stocks of companies organized in emerging market foreign countries.

Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Funds is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and

34

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

You’d think that it would be easy to determine what a share of the Fund is worth – just add up the value of everything it holds, and then divide by the number of shares. It’s not that simple, though. Some foreign markets have different operating hours (when it’s daytime in Chicago, for example, it is night in Shanghai). That means that when we calculate a Fund’s value at the end of the day, the market quotations for some of the securities held by the Fund could be several hours old, and intervening events may have affected what the stocks are worth. In addition, characteristics of the relevant markets and stocks might, in some cases, cast doubt on a particular valuation. For these reasons, we may rely on a pricing service to determine the value of particular securities. It is possible that when a Fund buys or sells the securities, the price on the real market will be different from the value used for the fair-value pricing.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

GLOBAL OPPORTUNITIES FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Common Stocks	$251,887,053	$251,887,053	$—	$—
Foreign Common Stocks
Banks	31,530,055	19,274,142	12,255,913	—
Beverages	—	—	—	—
Consumer Finance	5,885,845	5,885,845	—	—
Diversified Telecommunication Services	—	—	—	—
Food & Staples Retailing	—	—	—	—
Food Products	10,309,890	4,852,079	5,457,811	—
Health Care Equipment & Supplies	16,399,180	16,399,180	—	—
Health Care Providers & Services	20,495,822	—	20,495,822	—
Hotels, Restaurants & Leisure	—	—	—	—

35

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

Global opportunities fund (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Internet & Direct Marketing Retail	$16,402,274	$9,230,577	$7,171,697	$—
Internet Software & Services	26,992,965	14,136,463	12,856,502	—
Life Sciences Tools & Services	5,335,581	—	5,335,581	—
Machinery	4,043,078	—	4,043,078	—
Media	5,980,069	2,954,263	3,025,806	—
Multiline Retail	6,799,840	6,799,840	—	—
Real Estate Management & Development	—	—	—	—
Semiconductors & Semiconductor Equipment	9,320,250	9,320,250	—	—
Software	13,563,672	—	13,563,672	—
Transportation Infrastructure	7,920,507	7,920,507	—	—
Wireless Telecommunication Services	7,910,100	—	7,910,100	—
Warrants	3,859,677	—	3,859,677	—
Short-Term Investments	10,939,991	10,939,991	—	—
Total Investments*	$455,575,849	$359,600,190	$95,975,659	$—

SMALL-MID CAP GROWTH FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
U.S. Common Stocks	$281,298,167	$281,298,167	$—	$—
Short-Term Investments	12,373,646	12,373,646	—	—
Total Investments*	$293,671,813	$293,671,813	$—	$—

EMERGING MARKETS FUND

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Foreign Common Stocks
Banks	$5,246,615	$3,849,303	$1,397,312	$—
Beverages	725,540	—	725,540	—
Consumer Finance	1,103,596	1,103,596	—	—
Diversified Telecommunication Services	435,543	—	435,543	—
Food & Staples Retailing	508,442	508,442	—	—
Food Products	896,674	896,674	—	—
Health Care Equipment & Supplies	1,983,150	1,983,150	—	—
Health Care Providers & Services	4,183,164	1,829,930	2,353,234	—
Hotels, Restaurants & Leisure	1,559,520	1,559,520	—	—
Internet & Direct Marketing Retail	1,531,134	1,531,134	—	—

36

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

EMERGING MARKETS FUND (Continued)

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Internet Software & Services	$5,516,875	$3,022,166	$2,494,709	$—
Media	636,238	636,238	—	—
Multiline Retail	1,294,628	1,294,628	—	—
Real Estate Management & Development	374,586	374,586	—	—
Semiconductors & Semiconductor Equipment	1,408,875	1,408,875	—	—
Software	1,940,001	—	1,940,001	—
Transportation Infrastructure	5,758,368	4,634,144	1,124,224	—
Wireless Telecommunication Services	1,175,127	—	1,175,127	—
Short-Term Investments	2,200,999	2,200,999	—	—
Total Investments*	$38,479,075	$26,833,385	$11,645,690	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires each Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

The Global Opportunities Fund and the Emerging Markets Fund had significant transfers between Level 1 to Level 2 of $7,920,507 and $3,951,590 respectively, and between Level 2 to Level 1 of $8,361,387 and $3,007,982 respectively, during the current fiscal period due to fair value pricing.

The Small-Mid Cap Growth Fund did not have any transfers between Level 1 and Level 2 during the current fiscal period.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

37

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Each Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. All dividends and other distributions will be reinvested in Fund shares unless a shareholder chooses either to (1) receive dividends in cash, while reinvesting capital gains distributions in additional Fund shares; or (2) receive all distributions in cash. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

When a Fund pays a dividend or other distribution, its net asset value (NAV) per share will decline by the per-share amount of the distribution. Investors are no poorer for this “distribution drop,” however. As this section explains, investors may elect to reinvest their dividend and distribution payments. Doing so would allow them to acquire additional shares at the post-distribution NAV per share. They may also choose to receive a check in the amount of their portion of the dividend or distribution.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars as follows: (1) the values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Funds and the investment practices in which the Funds may engage.

38

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

When we say that the Funds may invest in other types of securities and in other asset classes, the “may” is well worth emphasizing, as the Funds’ primary focus is the common stocks of companies that the Adviser believes are both high-quality and available at a reasonable price.

FOREIGN SECURITIES — The Global Opportunities Fund and Emerging Markets Fund invest, and the Small-Mid Cap Growth Fund may invest, in equity and fixed-income securities of foreign companies, including companies located in both developed and emerging-market countries. Investment in foreign securities may include the purchase of American Depositary Receipts (“ADRs”) and other depositary receipts (European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)) that represent indirect interests in securities of foreign issuers. A significant portion of a Fund’s exposure to foreign investments may be composed of such investments. Investments in foreign securities are affected by risk factors generally not associated with investments in the securities of U.S. companies in the U.S. With respect to such securities, there may be more limited information publicly available concerning the issuer than would be the case with respect to domestic securities, foreign issuers may use different accounting standards, and foreign trading markets may not be as liquid as are U.S. markets. Foreign securities also involve such risks as currency risks, possible imposition of withholding or confiscatory taxes, possible currency transfer restrictions, expropriation or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries. These risks may be greater in emerging-market countries and in less-developed countries.

If a Fund holds a foreign stock, and the stock is traded on a foreign exchange, with its price denominated in that foreign currency, the value of the stock will change, for the Fund, whenever the relative value of the U.S. dollar and that foreign currency change. To take an imaginary example, if the Fund holds shares in Ruritania Telecom, traded on the Ruritanian Stock Exchange, those shares will be worth more to the Fund if the value of the Ruritanian ploof increases against the U.S. dollar, and vice versa, all other things being equal.

The purchase of securities denominated in foreign currencies will subject the value of the Funds’ investments in those securities to fluctuations caused by changes in foreign exchange rates. To hedge against the effects of changes in foreign exchange rates, the Funds may enter into forward foreign currency exchange contracts (“forward contracts”). These contracts represent agreements to exchange an amount of currency at an agreed-upon future date and rate. The Funds will generally use forward contracts only to “lock in” the price in U.S. dollars of a foreign security that a Fund plans to purchase or to sell. In certain limited cases, it may use such contracts to hedge against an anticipated substantial decline in the price of a foreign currency against the U.S. dollar that would adversely affect the U.S. dollar value of foreign securities held by the Fund. Forward contracts will not be used in all cases and, in any event, cannot completely protect the Funds against all changes in the values of foreign securities resulting from fluctuations in foreign exchange rates. The Funds will not enter into a forward contract if, as a result, forward contracts would represent more than 20% of a Fund’s total assets. For hedging purposes, the Funds may also use options on foreign currencies, which expose the Funds to certain risks.

Some foreign securities are traded in the U.S. in the form of ADRs. ADRs are receipts typically issued by a U.S. bank or company evidencing ownership of the underlying securities of foreign issuers. EDRs and GDRs are receipts typically issued by foreign banks or trust companies, evidencing ownership of underlying securities issued by either a foreign or U.S. issuer. Generally, depositary receipts in registered form are designed for use in the U.S. and depositary receipts in bearer form are designed for use in securities markets outside the U.S. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary receipts generally involve the same risks as other investments in foreign securities. However, holders of ADRs and other depositary receipts may not have all the legal rights of shareholders and may experience difficulty in receiving shareholder communications.

TYPES OF FIXED-INCOME SECURITIES — A Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by a Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned,

39

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

-controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of a Fund. Subsequent to the purchase of a fixed-income security by a Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by a Fund would not require a Fund to sell the security.

PARTICIPATORY NOTES — A participatory note, as used by a Fund, is an instrument used by investors to obtain exposure to an equity investment, including common stocks and warrants, in a local market where direct ownership is not permitted (or is impractical.) In countries where direct ownership by a foreign investor, such as a Fund, is not allowed by local law, such as Saudi Arabia, an investor may gain exposure to the market through a participatory note, which derives its value from a group of underlying equity securities. A participatory note is intended (disregarding the effect of any fees and expenses) to reflect the performance of the underlying equity securities on a one-to-one basis so that investors will not normally gain more in absolute terms than they would have made had they invested in the underlying securities directly, and will not normally lose more than they would have lost had they invested in the underlying securities directly.

In addition to providing access to otherwise closed markets, participatory notes can also provide a less expensive option to direct investment (where ownership by foreign investors is permitted) by reducing registration and transaction costs in acquiring and selling local registered shares. The Funds’ investment manager also believes that participatory notes can offer greater liquidity in markets that restrict the ability of the Funds to dispose of an investment by either restricting transactions by size or requiring registration and/or regulatory approvals.

The purchase of participatory notes involves risks that are in addition to the risks normally associated with a direct investment in the underlying securities. The Fund is subject to the risk that the issuer of the participatory note (i.e., the issuing bank or broker-dealer), which is the only responsible party under the note, is unable or refuses to perform under the terms of the participatory note, also known as counterparty risk.

While the holder of a participatory note is entitled to receive from the bank or broker-dealer any dividends or other distributions paid on the underlying securities, the holder is not entitled to the same rights as an owner of the underlying securities, such as voting rights.

Participatory notes may not be traded on exchanges, are privately issued, and may be illiquid. To the extent a participatory note is determined to be illiquid, it would be subject to the Fund’s limitation on investments in illiquid securities. There can be no assurance that the trading price or value of participatory notes will equal the value of the underlying value of the equity securities they seek to replicate.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset

40

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for a Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent. During the current fiscal period, the Global Opportunities Fund, Small-Mid Cap Growth Fund and Emerging Markets Fund invested in REITs.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, a Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, a Fund would not be pursuing its stated investment objective with its usual investment strategies. A Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for US. Government Securities. In lieu of purchasing money market instruments, a Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. A Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Funds. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

SECURITIES LENDING — Each Fund may lend its portfolio securities pursuant to a securities lending agreement with the Bank of New York Mellon. The Funds may lend its securities to brokers, dealers, and financial institutions in an amount not exceeding 33 1/3% of the value of the Funds total assets. These loans will be secured by collateral (consisting of cash, U.S. Government Securities, or irrevocable letters of credit) maintained in an amount equal to at least 100% of the market value, determined daily, of the loaned securities. The Funds may, subject to certain notice requirements, at any time call the loan and obtain the return of the securities loaned. The Funds will be entitled to payments equal to the interest and dividends on the loaned securities and may receive a premium for lending the securities. The Funds did not lend any portfolio securities during the current fiscal period.

3. investment adviser and other services

Each Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management (the “Adviser”). Expenses of each Fund are deducted from the Funds’ total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Funds in accordance with the Funds’ investment objective and policies and formulates a continuing investment strategy for the Funds pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Funds. The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, LLC, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

41

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

The Adviser has contractually agreed to pay, waive or absorb a portion of the operating expenses of each Fund’s share classes to the extent that total annual Fund operating expenses of the Investor and Institutional Shares of each Fund (as applicable) (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

		EXPENSE CAPS
FUND	ADVISORY FEE	INVESTOR CLASS	INSTITUTIONAL CLASS
Global Opportunities Fund	0.85%	1.15%	0.95%
Small-Mid Cap Growth Fund	0.85%	1.15%	0.95%
Emerging Markets Fund	0.85%	1.15%	N/A

During the current fiscal period, investment advisory fees accrued and waived were as follows:

FUND	GROSS ADVISORY FEES	RECOUPMENT/ WAIVERS	NET ADVISORY FEES
Global Opportunities Fund	$ 1,787,949	$ (27,114)	$ 1,760,835
Small-Mid Cap Growth Fund	1,103,941	73,494	1,177,435
Emerging Markets Fund	149,240	(57,625)	91,615

The Adviser may recover from the Investor and Institutional Shares of each Fund fees and expenses previously paid, waived, or absorbed for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the Funds’ operating expenses (excluding brokerage commissions, taxes, interest expense, acquired fund fees and expenses, and any extraordinary expenses) to exceed the expense limits of the Investor and Institutional Class, respectively, of each Fund that were in effect at the time the fees and expenses were paid, waived, or absorbed by the Adviser, as well as the expense limits that are currently in effect, if different. Previously waived fees subject to future recovery by the Adviser are as follows:

	EXPIRATION
FUND	OCTOBER 31, 2018	OCTOBER 31, 2019	AUGUST 31, 2020	AUGUST 31, 2021	TOTAL
Global Opportunities Fund - Investor Class	$ —	$ —	$ —	$ —	$ —
Global Opportunities Fund - Institutional Class	56,078	85,311	83,548	27,114	252,051
Small-Mid Cap Growth Fund - Investor Class	—	2,543	24,999	—	27,542
Small-Mid Cap Growth Fund - Institutional Class	59,879	88,812	73,109	23,642	245,442
Emerging Markets Fund - Investor Class	165,052	271,449	202,227	57,625	696,353

42

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Funds through December 3, 2017. Effective December 4, 2017, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Funds’ transfer and dividend disbursing agent through December 3, 2017. Effective December 4, 2017, USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Funds through December 3, 2017. Effective December 4, 2017, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statements of Operations.

DIRECTOR’S AND OFFICER’S COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

SHAREHOLDER ACCOUNT-RELATED SERVICES — The Company’s Board has authorized it to pay fees to financial intermediaries, including securities dealers, that provide shareholder account-related services to their customers who own shares of the Company’s Funds, or to reimburse the Adviser for such expenses it paid on the Company’s behalf. These financial intermediaries generally have omnibus accounts with the Company’s Transfer Agent and provide shareholder services or sub-transfer agent services to the shareholders who are their customers. The fees paid by the Funds for these services will not exceed the fees they would have incurred if customers of the financial intermediaries maintained their accounts directly with the Company.

During the current fiscal period, the amounts paid by the Funds for third-party shareholder account-related services were as follows:

FUND	SHAREHOLDER SERVICE FEES
Global Opportunities Fund	$ 97,653
Small-Mid Cap Growth Fund	72,027
Emerging Markets Fund	11,836

REDEMPTION FEE — Prior to January 1, 2018, the Funds imposed a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 90 days. The redemption fee is calculated as a percentage of the net asset value of the total redemption proceeds and is retained by the Funds and accounted for as additional paid-in capital. Certain exceptions to the imposition of the redemption fee exist. Effective January 1, 2018, the Funds have eliminated their redemption fees. Please see the Funds’ prospectus for more information.

SMALL-BALANCE ACCOUNT FEE — The Funds charge a small-balance account fee of $24 annually if the value of an account is less than $10,000. The fee is assessed by redeeming shares from that account. Certain exceptions to the imposition of the small-balance account fee exist. Please see the Funds’ prospectus for more information.

43

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

TRANSACTIONS WITH AFFILIATES — Advisers to investment companies, including Motley Fool Funds, are permitted under 17a-7 of the 1940 Act to purchase or sell securities directly between affiliated clients. When affecting these “cross” transactions, Rule 17a-7 imposes restrictions on how the trades are processed and reported. The specified conditions within Rule 17a-7 are outlined in procedures established by or under the direction of the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another Fund complies with Rule 17a-7 under the 1940 Act.

During the current fiscal period, the Funds did not engage in any security transactions with affiliates.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities of the Funds were as follows:

FUND	PURCHASES	SALES
Global Opportunities Fund	$ 17,540,575	$ 26,218,766
Small-Mid Cap Growth Fund	30,699,846	16,016,184
Emerging Markets Fund	2,149,941	1,705,445

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

5. Federal Income tax information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

FUND	FEDERAL TAX COST	UNREALIZED APPRECIATION	UNREALIZED (DEPRECIATION)	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$ 271,267,819	$ 135,624,277	(8,072,562)	$ 127,551,715
Small-Mid Cap Growth Fund	150,147,265	81,712,472	(808,085)	80,904,387
Emerging Markets Fund	26,548,449	9,360,456	(20,096)	9,340,360

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

44

MOTLEY FOOL FUNDS

Notes to Financial Statements (continued)

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to net operating loss adjustments, foreign currency transactions, and investments in partnerships and PFICs, were reclassified among the following accounts:

FUND	UNDISTRIBUTED NET INVESTMENT INCOME/(LOSS)	ACCUMULATED NET REALIZED GAIN/(LOSS)	PAID-IN CAPITAL
Global Opportunities Fund	$ 186,772	$ (187,040)	$ 268
Small-Mid Cap Growth Fund	632,039	(203,088)	(428,951)
Emerging Markets Fund	(26,386)	26,386	—

As of August 31, 201 7, the components of distributable earnings on a tax basis were as follows:

FUND	UNDISTRIBUTED ORDINARY INCOME	UNDISTRIBUTED LONG-TERM CAPITAL GAINS	CAPITAL LOSS CARRYOVER	OTHER	UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Opportunities Fund	$ 2,302,285	$ 46,172,290	$ —	$ —	$ 127,548,699
Small-Mid Cap Growth Fund	—	12,051,987	—	(544,611)	80,904,387
Emerging Markets Fund	284,107	—	(1,545,914)	—	9,339,598

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal period ended August 31, 2017 and fiscal year ended October 31, 2016 were as follows:

FUND	TAX YEAR END	ORDINARY INCOME	LONG-TERM CAPITAL GAIN	TOTAL
Global Opportunities Fund	2017	$ 799,221	$ 9,643,760	$ 10,442,981
Global Opportunities Fund	2016	48,712	169,411	218,123
Small-Mid Cap Growth Fund	2017	—	—	—
Small-Mid Cap Growth Fund	2016	370,109	—	370,109
Emerging Markets Fund	2017	178,502	—	178,502
Emerging Markets Fund	2016	319,416	—	319,416

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the fiscal year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

45

MOTLEY FOOL FUNDS

Notes to Financial Statements (concluded)

February 28, 2018 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2017, the Emerging Markets Fund had unexpiring short-term losses of $479,367 and long-term losses of $1,066,547. Small-Mid Cap Growth Fund deferred qualified late-year losses of $544,611 which will be treated as arising on the first business day of the following fiscal year.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there was the following subsequent event:

Change in Investment Policy

Effective March 1, 2018, the Small-Mid Cap Growth Fund modified its 80% policy to read as follows: “Under normal conditions, the Small-Mid Cap Growth Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by United States companies having smaller and mid-market capitalizations”.

46

MOTLEY FOOL FUNDS

Notice to Shareholders (Unaudited)

Information on Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders can obtain the Form N-Q (i) without charge, upon request, by calling(888) 863-8803; (ii) on the SEC’s website at http://www.sec.gov; and (iii) on the Funds website at http://www.FoolFunds.com. The Form N-Q may be reviewed or copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

47

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53212

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Distributor

Foreside Funds Distributors LLC
899 Cassatt Road
400 Berwyn Park, Suite 110
Berwyn, PA 19312

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

48

SEMI-ANNUAL REPORT 2018

2/28/18
(UNAUDITED)

IMPORTANT...DON'T MISS OUT!

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Details are on the back inside cover.

Motley Fool 100 Index ETF (TMFC)

Nearly 79% of the assets of the ETF are invested in just three sectors (technology, consumer discretionary, and healthcare). The S&P 500®, by contrast, has 52% allotted to those same sectors. Interestingly, these sectors have grown in prominence (primarily technology) over time. Back in 2013, they represented 44% of the S&P 500®.

In February, one company in the ETF changed its name. Priceline.com, the well-known online travel agency business, changed its name to Booking Holdings. Booking.com is the company’s primary non-U.S. website and is responsible for generating the bulk of sales and profits. This may come as a surprise to some, but Booking.com has long been the crown jewel in the business. If you are looking to book accommodations and activities for any upcoming fun, give Booking.com a shot and see what you’ve been missing out on.

The three largest holdings all begin with the letter A (Apple, Alphabet, and Amazon.com). As far as we know, the index our ETF aims to track (the Motley Fool 100 Index) shows no preference to the front of the alphabet. There are lots of V and W companies in the portfolio, but nothing in the land of X, Y, or Z.

Letter to Shareholders	3
Portfolio Characteristics	5
Fund Expense Example	7
Schedule of Investments	8
Financial Statements	14
Notes to Financial Statements	18
Notice to Shareholders	24
Board Approval of Advisory Agreement	25

Motley Fool 100 Index ETF
Letter to Shareholders
February 28, 2018 (Unaudited)

President Denise H. Coursey

Dear Fellow Fool 100 ETF Shareholders,

Welcome, and from everyone at Motley Fool Asset Management, we sincerely thank you for being in the very first wave of investors in our very first exchange-traded fund (ETF). We are delighted and humbled by the excitement and support from you, our investors, and from our many partners for the Motley Fool 100 ETF.

The launch of a new product is always exhilarating, intense, and more than a little nerve-wracking. And with the Motley Fool 100 ETF, we were not only introducing a new product, we were stepping out of our known and comfortable world of mutual funds into the unknown (to us): exchange-traded funds. That meant learning a whole new set of rules, creating new partnerships, building a new website, and filing lots of very long documents with the Securities and Exchange Commission¹. I definitely had a few sleepless nights leading up to our opening day.

All of that was well worth it, though, because it allowed us to deliver exactly the product so many of you have been asking for – what we believe to be an easy, less expensive way to invest in The Motley Fool’s top investment ideas.

ETFs seem ubiquitous now, but I was surprised how many times over the past few months I was asked to explain how they work and their history. The first exchange-traded fund was introduced in 1993, and now, 25 years later, ETFs are a more than $3 trillion market. It’s not difficult to understand why these investment vehicles have taken off. They’re generally less expensive, tax-efficient², offer low or no minimum investment requirement, and if you have a brokerage account, you can buy any ETF on the market for the same trading cost as buying any stock. Easy, cheap, tax-efficient³. And with the right investment strategy, a very Foolish solution.

We believe the Motley Fool 100 Index is just that investment strategy – the 100 largest stocks in the Motley Fool universe, weighted by market cap and vetted by the Fool’s analysts. It aims to be a simple, less expensive way to build the core of any portfolio.

We’re delighted so many of you agreed and have been early adopters in investing with us. (By the way, I was right there with you, investing on the first day.) More than that, we hope you will continue to embrace the Foolish long-term, buy-and-hold investing philosophy. We’re only a month into this adventure, and we want to have you with us for many years to come.

Foolish best,

Denise Coursey

¹	The SEC does not endorse, indemnify, approve, nor disapprove of any security.

²

Any tax or legal information provided is merely a summary of our understanding and interpretation of some of the current income tax regulations and it is not exhaustive. Investors must consult their tax advisor or legal counsel for advice and information concerning their particular situation. Neither the Fund nor any of its representatives may give legal or tax advice.

³	Mutual funds, ETFs, hedge funds, equities, bonds, and other asset classes have different risk profiles, which should be considered when investing. All investments contain risk and may lose value.

3

Must be preceded or accompanied by a prospectus.

Shares of any ETF are bought and sold at market price, not net asset value (“NAV”), and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

The Motley Fool 100 Index is a new market-cap weighted index that measures the performance of The Motley Fool’s 100 largest active buy recommendations or highest-rated stocks in Fool IQ, the company’s analyst opinion database. Every company included in the Index is incorporated and listed in the U.S. You cannot invest directly in an index.

Investing involves risk. Principal loss is possible. The Fund is non-diversified, which means its NAV, market price and total returns may fluctuate or fall more than a diversified fund. Gains or losses on a single stock may have a greater impact on the Fund. The Fund is not actively managed and the Adviser does not attempt to take defensive positions in any market conditions, including adverse markets. The Index is comprised of the 100 largest U.S. companies that are either active recommendations of The Motley Fool LLC’s newsletter or are among the 150 highest rated U.S. companies in The Motley Fool LLC’s analyst opinion database, and are weighted based on their market value relative to the total market value of other companies in the Index. Changes in The Motley Fool LLC’s recommendations or rankings methodologies may have an adverse effect on the Fund. Factors that affect a security’s value can change over time, and these changes may not be reflected in the Index methodology. The Fund is recently organized, with no operating history. As a result, prospective investors have a limited track record on which to base their investment decision. In addition, there can be no assurance that the Fund will grow to, or maintain, an economically viable size.

The Motley Fool 100 ETF is distributed by Quasar Distributors, LLC.

4

Motley Fool 100 Index ETF
Portfolio Characteristics
(Unaudited)

At February 28, 2018, the Fund had an unaudited net asset value of $19.49 per share attributed to 4,625,000 shares outstanding. This compares with an unaudited net asset value as of January 29, 2018 of $20.00 per share attributed to 100,000 shares outstanding. From the Fund launch on January 29, 2018 to February 28, 2018, the Fund had an average annual total return of -2.55% versus a return of -2.62% over the same period for its benchmark, the Motley Fool 100 Index.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2018
	Since Inception	Inception Date
Motley Fool 100 Index ETF	-2.55%	1/29/18
Motley Fool 100 Index*	-2.62%(1)
S&P 500® Total Return Index**	-4.68%(1)
Fund Expense Ratio(2)	0.50%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

(1)	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

(2)

The expense ratios of the Fund are set forth according to the 1/22/2018 Prospectus for the Fund and may differ from the expense ratio disclosed in the Financial Highlights table in this report. See the Financial Highlights for most current expense ratio.

*

The Motley Fool 100 Index was established by The Motley Fool in 2017 and is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters. The Index is calculated and administered by Solactive AG (the “Index Calculation Agent”), which is not affiliated with the Fund, the Adviser or The Motley Fool. Additional information regarding the Index, including its value, is available on the websites of the Fund at www.fool100etf.com and the Index Calculation Agent, at www.solactive.com.

**

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date. The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to refl ect the risk/return characteristics of the large cap universe. The S&P 500® Index was fi rst introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

The investment objective of the Fund is to seek investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index.

5

Motley Fool 100 Index ETF
Portfolio Characteristics (Continued)
(Unaudited)

The following tables show the top eleven holdings and sector allocations, in which the Fund was invested in as of February 28, 2018. Portfolio holdings are subject to change without notice.

Top Eleven Holdings	% of Net Assets
Apple, Inc.	8.95%
Alphabet, Inc., Class C	7.41
Amazon.com, Inc.	6.93
Microsoft Corp.	6.86
Facebook, Inc., Class A	4.96
Berkshire Hathaway, Inc., Class B	4.81
Johnson & Johnson	3.33
Visa, Inc., Class A	2.60
Intel Corp.	2.18
Cisco Systems, Inc.	2.09
UnitedHealth Group, Inc.	2.07
52.19%

The Fund uses the Global Industry Classification StandardSM (“GICSSM”) as the basis for the classification of securities on the Schedule of Investments (“SOI”). We believe that this makes the SOI classifications more standard with the rest of the industry.

Sector Allocation	% of Net Assets
Information Technology	48.11%
Consumer Discretionary	19.46
Health Care	11.39
Financials	8.25
Industrials	4.45
Telecommunication Services	2.32
Consumer Staples	1.79
Real Estate	1.45
Energy	1.18
Materials	0.89
Utilities	0.45
99.74%

6

Motley Fool 100 Index ETF
fund expense example
February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other ETFs.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period. The actual values and expenses are based on the 30 day period from inception January 29, 2018 through February 28, 2018.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Do you know how many times a fund, or the market, has returned a smooth 5% over a long period of time? Never. But we have to pick some example. In reality, the market’s returns are always far bumpier, with the market returning 20% one year, followed by a loss of 10% the next year, followed by a 3% gain,etc. These variations affect actual expenses as well. Happily, over almost all time periods of 20 years or longer, according to the research of University of Pennsylvania’s Jeremy Siegel and others, the domestic market’s returns have been at least 5% per year on average.

	Beginning Account Value September 1, 2017	Ending Account Value february 28, 2018	Annualized Expense Ratio	Expenses Paid During Period*
Actual	$ 1,000.00	$ 974.50	0.50%	$0.41
Hypothetical (5% return before expenses)	1,000.00	1,022.32	0.50	2.51

*

Expenses are equal to the Fund’s annualized six-month expense ratio, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The actual dollar amounts shown as expenses paid during the period for the Fund are multiplied by 30 days, which is based on the date of inception (January 29, 2018). The Fund’s ending account value on the first line in the table is based on the actual since inception total return for the Fund as of February 28, 2018 of -2.55%.

7

Motley Fool 100 Index ETF
Schedule of Investments
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks — 99.74%
Aerospace & Defense — 0.28%
Textron, Inc. (United States)	2,182	$130,592
TransDigm Group, Inc. (United States)	438	126,280
		256,872
Air Freight & Logistics — 0.60%
FedEx Corp. (United States)	2,188	539,145
Airlines — 0.54%
Delta Air Lines, Inc. (United States)	6,023	324,640
United Continental Holdings, Inc. (United States)*	2,364	160,255
		484,895
Automobiles — 0.99%
Ford Motor Co. (United States)	34,666	367,806
Tesla, Inc. (United States)*	1,541	528,656
		896,462
Beverages — 0.34%
Monster Beverage Corp. (United States)*	4,779	302,845
Biotechnology — 2.77%
Biogen, Inc. (United States)*	1,821	526,251
BioMarin Pharmaceutical, Inc. (United States)*	1,480	120,132
Celgene Corp. (United States)*	6,860	597,643
Gilead Sciences, Inc. (United States)	11,522	907,127
Vertex Pharmaceuticals, Inc. (United States)*	2,068	343,350
		2,494,503
Capital Markets — 1.92%
Charles Schwab Corp. (The) (United States)	11,399	604,375
CME Group, Inc. (United States)	2,965	492,664
Intercontinental Exchange, Inc. (United States)	4,950	361,746
Moody's Corp. (United States)	1,629	271,848
		1,730,633
Chemicals — 0.70%
Ecolab, Inc. (United States)	2,462	321,168
Sherwin-Williams Co. (The) (United States)	776	311,626
		632,794

The accompanying notes are an integral part of these financial statements.

8

Motley Fool 100 Index ETF
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Commercial Services & Supplies — 0.38%
Cintas Corp. (United States)	908	$154,959
Republic Services, Inc. (United States)	2,739	184,006
		338,965
Communications Equipment — 2.27%
Arista Networks, Inc. (United States)*	603	162,653
Cisco Systems, Inc. (United States)	42,070	1,883,895
		2,046,548
Consumer Finance — 1.06%
American Express Co. (United States)	7,344	716,114
Synchrony Financial (United States)	6,475	235,625
		951,739
Diversified Financial Services — 4.81%
Berkshire Hathaway, Inc., Class B (United States)*	20,909	4,332,345
Diversified Telecommunication Services — 1.85%
Verizon Communications, Inc. (United States)	34,990	1,670,423
Electrical Equipment — 0.42%
Emerson Electric Co. (United States)	5,304	376,902
Electronic Equipment, Instruments & Components — 0.24%
Corning, Inc. (United States)	7,391	214,930
Equity Real Estate Investment Trusts — 1.45%
American Tower Corp. (United States)	3,602	501,866
Crown Castle International Corp. (United States)	3,380	372,003
Equinix, Inc. (United States)	660	258,786
Welltower, Inc. (United States)	3,342	175,455
		1,308,110
Food & Staples Retailing — 1.45%
Costco Wholesale Corp. (United States)	3,833	731,720
CVS Health Corp. (United States)	8,468	573,537
		1,305,257
Health Care Equipment & Supplies — 1.50%
Align Technology, Inc. (United States)*	713	187,177
Baxter International, Inc. (United States)	4,643	314,749
Becton Dickinson and Co. (United States)	1,994	442,708

The accompanying notes are an integral part of these financial statements.

9

Motley Fool 100 Index ETF
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc. (United States)*	955	$407,259
		1,351,893
Health Care Providers & Services — 3.09%
Express Scripts Holding Co. (United States)*	4,625	348,956
HCA Healthcare, Inc. (United States)	3,036	301,323
McKesson Corp. (United States)	1,803	269,062
UnitedHealth Group, Inc. (United States)	8,241	1,863,785
		2,783,126
Health Care Technology — 0.20%
Cerner Corp. (United States)*	2,863	183,690
Hotels, Restaurants & Leisure — 1.24%
Marriott International, Inc. (United States)	3,014	425,607
Starbucks Corp. (United States)	12,167	694,736
		1,120,343
Industrial Conglomerates — 1.60%
3M Co. (United States)	5,105	1,202,278
Roper Technologies, Inc. (United States)	864	237,678
		1,439,956
Insurance — 0.47%
Aflac, Inc. (United States)	3,302	293,482
Markel Corp. (United States)*	114	126,768
		420,250
Internet & Direct Marketing Retail — 9.20%
Amazon.com, Inc. (United States)*	4,132	6,249,443
Booking Holdings, Inc. (United States)*	420	854,297
Expedia, Inc. (United States)	1,295	136,195
Netflix, Inc. (United States)*	3,605	1,050,425
		8,290,360
Internet Software & Services — 13.62%
Alphabet, Inc., Class C (United States)*	6,044	6,676,988
Altaba, Inc. (United States)*	7,359	550,821
eBay, Inc. (United States)*	8,903	381,583
Facebook, Inc., Class A (United States)*	25,082	4,472,622
Twitter, Inc. (United States)*	6,290	200,399
		12,282,413

The accompanying notes are an integral part of these financial statements.

10

Motley Fool 100 Index ETF
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
IT Services — 6.56%
Automatic Data Processing, Inc. (United States)	3,774	$435,218
Cognizant Technology Solutions Corp. (United States)	5,021	411,822
Global Payments, Inc. (United States)	1,353	153,417
Mastercard, Inc. (United States)	9,028	1,586,761
PayPal Holdings, Inc. (United States)*	10,366	823,164
Square, Inc. (United States)*	3,515	161,866
Visa, Inc. (United States)	19,060	2,343,236
		5,915,484
Life Sciences Tools & Services — 0.50%
Illumina, Inc. (United States)*	1,212	276,360
IQVIA Holdings, Inc. (United States)*	1,785	175,519
		451,879
Machinery — 0.48%
Cummins, Inc. (United States)	1,354	227,702
PACCAR, Inc. (United States)	2,925	209,401
		437,103
Media — 3.89%
Comcast Corp. (United States)	38,931	1,409,692
Omnicom Group, Inc. (United States)	1,949	148,572
Time Warner, Inc. (United States)	6,415	596,338
Walt Disney Co. (The) (United States)	13,072	1,348,508
		3,503,110
Metals & Mining — 0.19%
Nucor Corp. (United States)	2,590	169,386
Multi-Utilities — 0.45%
Dominion Energy, Inc. (United States)	5,510	408,126
Oil, Gas & Consumable Fuels — 1.18%
Enterprise Products Partners LP (United States)	18,343	466,279
Kinder Morgan, Inc. (United States)	18,685	302,697
Magellan Midstream Partners LP (United States)	1,850	115,551
ONEOK, Inc. (United States)	3,145	177,158
		1,061,685
Pharmaceuticals — 3.33%
Johnson & Johnson (United States)	23,129	3,003,995

The accompanying notes are an integral part of these financial statements.

11

Motley Fool 100 Index ETF
Schedule of Investments (continued)
February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Common Stocks (continued)
Professional Services — 0.16%
Verisk Analytics, Inc. (United States)*	1,375	$140,511
Semiconductors & Semiconductor Equipment — 3.77%
Intel Corp. (United States)	39,805	1,961,988
NVIDIA Corp. (United States)	5,220	1,263,240
Skyworks Solutions, Inc. (United States)	1,560	170,430
		3,395,658
Software — 12.69%
Activision Blizzard, Inc. (United States)	6,617	483,901
Adobe Systems, Inc. (United States)*	4,170	872,072
Electronic Arts, Inc. (United States)*	2,649	327,681
Intuit, Inc. (United States)	2,188	365,090
Microsoft Corp. (United States)	65,963	6,185,350
Oracle Corp. (United States)	35,559	1,801,775
Salesforce.com, Inc. (United States)*	6,211	722,029
VMware, Inc. (United States)*	3,485	459,149
Workday, Inc. (United States)*	1,775	224,839
		11,441,886
Specialty Retail — 3.07%
Home Depot, Inc. (The) (United States)	9,576	1,745,418
Lowe's Cos, Inc. (United States)	6,585	589,950
TJX Cos, Inc. (The) (United States)	5,278	436,385
		2,771,753
Technology Hardware, Storage & Peripherals — 8.95%
Apple, Inc. (United States)	45,304	8,069,549
Textiles, Apparel & Luxury Goods — 1.06%
NIKE, Inc., Class B (United States)	14,252	955,312
Wireless Telecommunication Services — 0.47%
T-Mobile US, Inc. (United States)*	6,988	423,543
Total Common Stocks (Cost $88,898,771)		89,904,379

The accompanying notes are an integral part of these financial statements.

12

Motley Fool 100 Index ETF
Schedule of Investments (concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value (Note 2)

Short-Term Investments — 0.18%
First American Treasury Obligations Fund, Class X (United States), 1.27% (a)	162,038	$162,038
Total Short-Term Investments (Cost $162,038)		162,038

Total Investments (Cost $89,060,809) — 99.92%		90,066,417
Other Assets in Excess of Liabilities — 0.08%		71,575
NET ASSETS — 100.00%
(Applicable to 4,625,000 shares outstanding)		$90,137,992

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018

The accompanying notes are an integral part of these financial statements.

13

Motley Fool 100 Index ETF
Statement of Assets and Liabilities
February 28, 2018 (Unaudited)

ASSETS
Investments, at value (cost $88,898,771)	$89,904,379
Short-term investments, at value (cost $162,038)	162,038
Receivables for:
Capital shares sold	974,465
Dividends	75,693
Total assets	91,116,575

LIABILITIES
Payables for:
Investments purchased	955,290
Advisory fees	23,293
Total liabilities	978,583
Net assets	$90,137,992

NET ASSETS CONSIST OF:
Par value	$4,625
Paid-in capital	89,049,015
Undistributed/accumulated net investment income/(loss)	78,744
Accumulated net realized gain/(loss) from investments	—
Net unrealized appreciation/(depreciation) on investments	1,005,608
Net assets	$90,137,992

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	4,625,000
Net asset value, price per share	$19.49

The accompanying notes are an integral part of these financial statements.

14

Motley Fool 100 Index ETF
Statement of Operations
for the period ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Dividends	$102,037
Total investment income	102,037

EXPENSES
Advisory fees (Note 3)	23,293
Total expenses	23,293
Net investment income/(loss)	78,744

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	—
Net change in unrealized appreciation/(depreciation) on investments	1,005,608
Net realized and unrealized gain/(loss) on investments	1,005,608
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,084,352

The accompanying notes are an integral part of these financial statements.

15

Motley Fool 100 Index ETF
Statement of Changes in Net Assets

For the Period Ended February 28, 2018* (Unaudited)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$78,744
Net realized gain/(loss) from investments	—
Net change in unrealized appreciation/(depreciation) on investments	1,005,608
Net increase/(decrease) in net assets resulting from operations	1,084,352

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	89,053,640
Net increase/(decrease) in net assets from capital share transactions	89,053,640
Total increase/(decrease) in net assets	90,137,992

NET ASSETS:
Beginning of period	—
End of period	$90,137,992
Undistributed/accumulated net investment income/(loss), end of year	$78,744

SHARES TRANSACTIONS:
Shares sold	4,625,000
Net increase/(decrease) in shares outstanding	4,625,000

*	Inception date of the Fund was January 29, 2018.

The accompanying notes are an integral part of these financial statements.

16

Motley Fool 100 Index ETF
Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.

	For the Period Ended February 28, 2018(1)
	(Unaudited)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$20.00
Net investment income/(loss) (2)	0.03
Net realized and unrealized gain/(loss) from investments	(0.54)
Net increase/(decrease) in net assets resulting from operations	(0.51)
Net asset value, end of period	$19.49
Total investment return (3)	(2.55	%)(4)
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)	$90,138
Ratio of expenses to average net assets	0.50	%(5)
Ratio of net investment income/(loss) to average net assets	1.69	%(5)
Portfolio turnover rate	0	%(4)

(1)	Inception date of the Fund was January 29, 2018.

(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

The accompanying notes are an integral part of these financial statements.

17

Motley Fool 100 Index ETF
Notes to Financial Statements

FEBRUARY 28, 2018 (UNAUDITED)

1. Organization AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Motley Fool 100 Index ETF (the “Fund”), which commenced investment operations on January 29, 2018.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Fund is to achieve investment results that correspond (before fees and expenses) generally to the total return performance of the Motley Fool 100 Index (the “Index”). The Index was developed by The Motley Fool, LLC (“The Motley Fool”), an affiliate of the Adviser, and was established in 2017. It is a proprietary, rules-based index designed to track the performance of the 100 largest, most liquid U.S. companies that have been recommended by The Motley Fool’s analysts and newsletters.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Financial Statements is the period January 29, 2018 through February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 – Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

Motley Fool 100 Index ETF
Notes to Financial Statements (continued)

FEBRUARY 28, 2018 (UNAUDITED)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$89,904,379	$89,904,379	$—	$—
Short-Term Investments	162,038	162,038	—	—
Total Investments*	$90,066,417	$90,066,417	$—	$—

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses and fees, including investment advisory fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund pays dividends from its net investment income and distributes any net capital gains that it realizes. Dividends and capital gains distributions are generally paid once a year and as required to comply with federal excise tax requirements. Distributions to shareholders are determined in accordance with tax regulations and recorded on ex dividend date. Additionally, each Fund reports details of distribution-related transactions on quarterly account statements. You may not receive a separate confirmation statement for these transactions.

19

Motley Fool 100 Index ETF
Notes to Financial Statements (continued)

FEBRUARY 28, 2018 (UNAUDITED)

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Policies and Practices

The sections below describe some of the different types of investments that may be made by the Fund and the investment practices in which the Fund may engage.

When we say that the Fund may invest in other types of securities and in other asset classes, the “may” is well worth emphasizing, as the Fund’s primary focus is to track the makeup and returns of the Motley Fool 100 Index.

TYPES OF FIXED-INCOME SECURITIES — The Fund may invest in bonds and other types of debt obligations of U.S. and foreign issuers. Fixed income securities purchased by the Fund may include, among others, bonds, notes, and debentures issued by corporations; debt securities issued or guaranteed by the U.S. government or one of its agencies or instrumentalities (“U.S. Government Securities”); municipal securities; mortgage-backed and asset-backed securities; and debt securities issued or guaranteed by foreign governments, their agencies, instrumentalities, or political subdivisions, or by government-owned, -controlled, or -sponsored entities, including central banks. These investments also include money market instruments and other types of obligations. Investors should recognize that, although securities ratings issued by Standard & Poor’s® Ratings Services (“S&P”), a division of The McGraw-Hill Companies, Inc., and Moody’s Investors Services©, Inc. (“Moody’s”), provide a generally useful guide as to credit risks, they do not offer any criteria to evaluate interest rate risk. Changes in interest rate levels generally cause fluctuations in the prices of fixed-income securities and will, therefore, cause fluctuations in the NAV per share of the Fund. Subsequent to the purchase of a fixed-income security by the Fund, the ratings or credit quality of such security may deteriorate. Any such subsequent adverse changes in the rating or quality of a security held by the Fund would not require the Fund to sell the security.

REAL ESTATE INVESTMENT TRUSTS — Real estate investment trusts (“REITs”) are pooled investment vehicles that manage a portfolio of real estate or real estate-related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of the borrower on any credit extended. REITs are dependent upon management skills, may not be diversified geographically or by property type, and are subject to heavy cash-flow dependency, default by borrowers, and self-liquidation. REITs must also meet certain requirements under the Internal Revenue Code of 1986, as amended (the “Code”), to avoid entity level tax and be eligible to pass through certain tax attributes of their income to shareholders. REITs are consequently subject to the risk of failing to meet these requirements for favorable tax treatment and of failing to maintain their exemptions from registration under the 1940 Act. REITs are also subject to the risks of changes in the Code, affecting their tax status.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable-rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

20

Motley Fool 100 Index ETF
Notes to Financial Statements (continued)

FEBRUARY 28, 2018 (UNAUDITED)

The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties through joint ventures or in other circumstances in which a REIT may not have control over its investments. REITs may use significant amounts of leverage.

REITs often do not provide complete tax information until after the end of the calendar year. Consequently, because of the delay, it may be necessary for the Fund, if invested in REITs, to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. Alternatively, amended Forms 1099-DIV may be sent.

TEMPORARY INVESTMENTS — During periods of adverse market or economic conditions, the Fund may temporarily invest all or a substantial portion of its assets in high-quality, fixed-income securities, money market instruments, and shares of money market mutual funds, or it may hold cash. At such times, the Fund would not be pursuing its stated investment objective with its usual investment strategies. The Fund may also hold these investments for liquidity purposes. Fixed-income securities will be deemed to be of high quality if they are rated “A” or better by S&P or Moody’s or, if unrated, are determined to be of comparable quality by the Adviser. Money market instruments are high-quality, short-term fixed income obligations (which generally have remaining maturities of one year or less), and may include U.S. Government Securities, commercial paper, certificates of deposit and banker’s acceptances issued by domestic branches of United States banks that are members of the Federal Deposit Insurance Corporation, and repurchase agreements for U.S. Government Securities. In lieu of purchasing money market instruments, the Fund may purchase shares of money market mutual funds that invest primarily in U.S. Government Securities and repurchase agreements involving those securities, subject to certain limitations imposed by the 1940 Act. The Fund, as an investor in a money market fund, will indirectly bear the fees and expenses of the money market fund. These indirect fees and expenses will be in addition to the fees and expenses of the Fund. Repurchase agreements involve certain risks not associated with direct investments in debt securities.

3. investment adviser and other services

The Fund pays all of its expenses other than those expressly assumed by Motley Fool Asset Management (the “Adviser”). Expenses of the Fund are deducted from the Fund’s total income before dividends are paid. Subject to the supervision of the Board, the Adviser manages the overall investment operations of the Fund in accordance with the Fund’s investment objective and policies and formulates a continuing investment strategy for the Fund pursuant to the terms of the Investment Advisory Agreement between the Adviser and the Company on behalf of the Fund. The Adviser is a wholly owned subsidiary of The Motley Fool Holdings Inc. (“TMF Holdings”), a multimedia financial-services holding company that also owns The Motley Fool, which publishes investment information and analysis across a wide range of media, including investment newsletter services, websites, and books. TMF Holdings is controlled by David Gardner and Tom Gardner, along with other private shareholders. The Fund compensates the Adviser a unitary management fee for its services at an annual rate of 0.50% based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears. From the Advisory Fee, the Adviser pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services. However, the Adviser is not responsible for interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent directors and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business.

During the current fiscal period, investment advisory fees accrued were as follows:

GROSS ADVISORY FEES
$ 23,293

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

21

Motley Fool 100 Index ETF
Notes to Financial Statements (continued)

FEBRUARY 28, 2018 (UNAUDITED)

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

Under the Fund’s unitary fee, the Adviser compensates USBFS for its services provided.

DIRECTOR’S AND OFFICER’S COMPENSATION — The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company.

4. PURCHASES AND SALES OF INVESTMENT SECURITIES

During the current fiscal period, aggregate purchases and sales and maturities of investment securities (excluding in-kind transactions and short-term investments) of the Fund were as follows:

PURCHASES	SALES
$1,754,129	$—

There were no purchases or sales of long-term U.S. Government Securities during the current fiscal period.

During the current fiscal period, aggregate purchases and sales and maturities of in-kind transactions of the Fund were as follows:

PURCHASES	SALES
$ 87,145,535	$ —

5. Federal Income tax information

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The amount and character of tax basis distributions and composition of net assets, including undistributed/(accumulated) net investment income/(loss), are finalized at fiscal year-end; accordingly, tax basis balances have not been determined for the period ended February 28, 2018. Since the Fund does not have a full fiscal year, the tax cost of investments is the same as noted on the Schedule of Investments.

6. SHARE TRANSACTIONS

Shares of the Fund are listed and trade on the Cboe BZX Exchange, Inc. (the “Exchange”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most

22

Motley Fool 100 Index ETF
Notes to Financial Statements (concluded)

FEBRUARY 28, 2018 (UNAUDITED)

retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the custodian. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for the transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with $0.001 par value per share. Shares of the Fund have equal rights and privileges.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

23

Motley Fool 100 Index ETF
Notice to Shareholders
(Unaudited)

Information on Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Schedule of Investments

The Company files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. Shareholders can obtain the Form N-Q (i) without charge, upon request, by calling (888) 863-8803; and (ii) on the SEC’s website at http://www.sec.gov. The Form N-Q may be reviewed or copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

24

Motley Fool 100 Index ETF
Board Approval of Advisory Agreement
(Unaudited)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on December 7, 2017 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term ending August 16, 2019. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and the Adviser with respect to the Fund, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) the Adviser’s investment philosophy and process; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser’s advisory fee arrangements and other similarly managed clients, as applicable; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; and (x) a report prepared by Broadridge/Lipper comparing the Fund’s proposed management fees and total expense ratio to those of its Lipper Group. The Directors noted that the Fund had not yet commenced operations, and consequently there was no performance information to review with respect to the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by the Adviser. The Directors concluded that the Adviser had substantial resources to provide services to the Fund.

The Board also considered the advisory fee rate payable by the Fund under the Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s total operating expense ratio were compared to similar information for index exchange-traded funds advised by other, unaffiliated investment advisory firms. The Directors noted that the Fund’s actual advisor fees ranked in the first quintile of its Lipper Expense Group. The Directors also considered that the total expenses of the Fund ranked in the fourth quintile of its Lipper Expense Universe.

After reviewing the information regarding the Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to the Adviser were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial period ending August 31, 2019.

25

Investment Adviser

Motley Fool Asset Management, LLC
2000 Duke Street
Suite 275
Alexandria, VA 22314

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

26

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ORINDA FUNDS

Semi-Annual Report

February 28, 2018

(Unaudited)

Orinda Income Opportunities Fund

of

the RBB Fund, Inc.

Class I Shares – OIOIX

Class A Shares – OIOAX

Class D Shares – OIODX

Performance Data	1
Fund Expense Examples	4
Allocation of Portfolio Assets	5
Schedule of Investments	6
Schedule of Securities Sold Short	11
Schedule of Options Written	12
Financial Statements	13
Statement of Assets and Liabilities	13
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	20
Notes to the Financial Statements	23
Approval of Investment Advisory Agreement	35
Notice to Shareholders	36

Orinda Income Opportunities Fund Performance Data February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class I Shares (No Load)	-3.47%	-0.95%	2.14%	3.41%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	-2.18%	0.51%	1.14%	2.33%

†	Not annualized.

††	Inception date of Class I Shares of the Fund was June 28, 2013.

Until December 31, 2018, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class I Shares of average daily net assets of 1.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2018. The Fund’s expense ratio for the Class I Shares, as stated in the current prospectus, is 1.84%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-903-1313.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directily in an index.

1

Orinda Income Opportunities Fund Performance Data (Continued) February 28, 2018 (Unaudited)

Average Annual Total Returns for the Periods ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class A Shares (No Load)	-3.63%	-1.24%	1.83%	3.10%
Class A Shares (Load)	-8.46%	-6.17%	0.10%	1.97%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	-2.18%	0.51%	1.14%	2.33%

†	Not annualized.

††	Inception date of Class A Shares of the Fund was June 28, 2013.

Until December 31, 2018, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class A Shares of average daily net assets of 1.70% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2018. The Fund’s expense ratio for the Class A Shares, as stated in the current prospectus, is 2.14%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-903-1313.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities. It is not possible to invest directily in an index.

2

Orinda Income Opportunities Fund Performance Data (Continued) February 28, 2018 (Unaudited)

	Average Annual Total Returns for the Periods ended February 28, 2018
	Six Months†	One Year	Three Years	Since Inception††
Class D Shares (No Load)	-3.96%	-1.92%	1.19%	2.57%
Bloomberg Barclays Capital U.S. Aggregate Bond Index	-2.18%	0.51%	1.14%	2.33%

†	Not annualized.

††	Inception date of Class D Shares of the Fund was September 27, 2013.

Until December 31, 2018, the Adviser has agreed to waive its fees to the extent necessary to maintain annualized expense ratios for the Class D Shares of average daily net assets of 2.40% (excluding certain items discussed below). In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes. There can be no assurance that the Adviser will continue such waiver for the Fund after December 31, 2018. The Fund’s expense ratio for the Class D Shares, as stated in the current prospectus, is 2.81%.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-903-1313.

The Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged, market capitalization-weighted index, comprised predominately of U.S. traded investment grade bonds with maturities of one year or more. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, and corporate bonds. The index is representative of intermediate duration US investment grade debt securities.It is not possible to invest directily in an index.

3

Orinda Income Opportunities Fund Fund Expense ExampleS February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 to February 28, 2018.

ACTUAL EXPENSES

The first line in the accompanying table provides information about actual account values and actual expenses. You may use the information in this line together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual
Class I Shares	$ 1,000.00	$ 965.30	$ 7.99
Class A Shares	1,000.00	963.70	9.20
Class D Shares	1,000.00	947.26	10.89

Hypothetical (5% return before expenses)
Class I Shares	$ 1,000.00	$ 1,016.66	$ 8.20
Class A Shares	1,000.00	1,015.42	9.44
Class D Shares	1,000.00	1,007.95	11.23

*	Expenses are equal to the Class I Shares, Class A Shares, and Class D Shares annualized six-month expense ratios for the period September 1, 2017 to February 28, 2018 of 1.64%, 1.89%, and 2.65%, respectively, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one half year period. The Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for the Fund of -3.47%, -3.63% and -3.96% for Class I Shares, Class A Shares and Class D Shares, respectively.

4

Orinda Income Opportunities Fund Allocation Of Portfolio AssetS February 28, 2018 (Unaudited)

Percentages represent market value as a percentage of net assets.

5

Orinda Income Opportunities Fund Schedule Of Investments February 28, 2018 (Unaudited)

COMMON STOCKS - 2.7%	Number of Shares	Value
Financials - 0.1%
Sutherland Asset Management Corp.	20,000	$276,000

Real Estate - 1.5%
Landmark Infrastructure Partners LP	177,265	2,969,189
Summit Industrial Income REIT (c)	50,000	309,772
		3,278,961
Utilities - 1.1%
Pattern Energy Group, Inc. (d)	138,241	2,567,135
TOTAL COMMON STOCKS (Cost $6,130,267)		6,122,096

REITS - 79.6%
Financials - 18.9%
AGNC Investment Corp. - Series C, 7.00% (3 Month LIBOR USD +5.11%) (b)(d)	65,651	1,653,749
Annaly Capital Management, Inc. - Series F, 6.95% (3 Month LIBOR USD +4.99%) (b)(d)	161,174	3,984,221
Annaly Capital Management, Inc. - Series G, 6.50% (3 Month LIBOR USD +4.17%) (b)(d)	68,644	1,618,625
Arbor Realty Trust, Inc. (d)	442,071	3,784,128
ARMOUR Residential REIT, Inc. - Series B, 7.88%	98,120	2,448,094
Chimera Investment Corp. Series A, 8.00% (d)	73,276	1,839,228
Chimera Investment Corp. Series B, 8.00% (3 Month LIBOR USD +5.79%) (b)(d)	233,200	5,932,608
Great Ajax Corp., 7.25%	24,350	602,059
Invesco Mortgage Capital, Inc. - Series C, 7.50% (3 Month LIBOR USD +5.29%) (b)(d)	144,200	3,574,718
PennyMac Mortgage Investment Trust - Series A, 8.13% (3 Month LIBOR USD +5.83%) (b)(d)	88,379	2,215,661
PennyMac Mortgage Investment Trust - Series B, 8.00% (3 Month LIBOR USD +5.99%) (b)(d)	173,395	4,288,058
Resource Capital Corp., 8.25%	159,581	4,026,229
Sutherland Asset Management Corp., 7.00%	49,941	1,248,525
Two Harbors Investment Corp. - Series A, 8.13% (3 Month LIBOR USD +5.66%) (b)(d)	84,000	2,171,400
Two Harbors Investment Corp. - Series B, 7.63% (3 Month LIBOR USD +5.35%) (b)(d)	30,000	742,500
Two Harbors Investment Corp. - Series C, 7.25% (3 Month LIBOR USD +5.01%) (b)(d)	130,240	3,128,365
		43,258,168
Real Estate - 60.7%
Ashford Hospitality Trust, Inc. - Series D, 8.45% (d)	99,644	2,518,004
Ashford Hospitality Trust, Inc. - Series F, 7.38% (d)	178,856	4,169,133
Ashford Hospitality Trust - Series H, Inc., 7.50%	180,000	4,213,800
Ashford Hospitality Trust, Inc. - Series I, 7.50% (d)	235,200	5,562,480
Bluerock Residential Growth REIT, Inc. (d)	385,205	2,900,594
Bluerock Residential Growth REIT, Inc. - Series C, 7.63% (d)	161,553	3,939,308
Bluerock Residential Growth REIT, Inc. Series D, 7.13% (d)	77,899	1,789,340
CBL & Associates Properties, Inc. - Series D, 7.38% (d)	360,518	6,687,609
City Office REIT, Inc. (d)	468,356	4,702,294
City Office REIT, Inc. - Series A, 6.63%	57,384	1,397,300
Colony NorthStar, Inc (d)	91,304	710,345
Colony NorthStar, Inc. - Series B, 8.25%	59,544	1,489,195
Colony NorthStar, Inc. - Series D, 8.50% (d)	93,152	2,361,403
Colony NorthStar, Inc. - Series E, 8.75% (d)	433,587	11,212,560

The accompanying notes are an integral part of these financial statements.

6

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2018 (Unaudited)

REITS - 79.6% (Continued)	Number of Shares	Value
Real Estate - 60.7% (Continued)
Colony NorthStar, Inc. - Series G, 7.50%	77,695	$1,911,297
Colony NorthStar, Inc. - Series H, 7.13% (d)	381,909	9,100,892
Colony NorthStar, Inc. - Series I, 7.15% (d)	247,000	5,903,300
Colony NorthStar, Inc. - Series J, 7.13% (d)	231,921	5,503,485
Farmland Partners, Inc. - Series B, 6.00%	16,422	415,805
Global Medical REIT, Inc. - Series A, 7.50% (d)	101,381	2,480,793
Global Net Lease, Inc. (d)	412,415	6,450,171
Global Net Lease, Inc. - Series A, 7.25% (d)	108,352	2,717,468
Gramercy Property Trust	37,334	808,281
Independence Realty Trust, Inc. (d)	635,131	5,411,316
iStar, Inc. - Series D, 8.00% (d)	183,636	4,574,373
iStar, Inc. - Series I, 7.50% (d)	197,585	4,890,229
Jernigan Capital, Inc. - Series B, 7.00% (a)(d)	198,500	4,694,525
Monmouth Real Estate Investment Corp.	45,609	643,999
RAIT Financial Trust, 7.13%	61,501	1,345,027
RAIT Financial Trust - Series A, 7.75%	62,008	427,235
RAIT Financial Trust - Series B, 8.38%	15,132	102,292
RAIT Financial Trust - Series C, 8.88%	9,900	67,914
RAIT Financial Trust, 7.63% (d)	122,875	2,291,619
RLJ Lodging Trust - Series A, 1.95% (d)	452,273	11,754,575
Sabra Health Care REIT, Inc.	204,068	3,444,668
Seritage Growth Properties - Series A, 7.00% (d)	73,500	1,714,020
UMH Properties, Inc. Series D, 6.38% (d)	94,900	2,268,110
UMH Properties, Inc. - Series C, 6.75%	72,500	1,814,675
Uniti Group, Inc. (d)	189,803	2,913,476
Washington Prime Group, Inc. - Series H, 7.50% (d)	72,970	1,660,068
WPT Industrial Real Estate Investment Trust (c)	12,300	157,951
		139,120,929
TOTAL REITS (Cost $183,901,147)		182,379,097

CONVERTIBLE PREFERRED STOCKS - 6.0%
Real Estate - 6.0%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	214,650	5,392,008
Wheeler Real Estate Investment Trust, Inc. - Series B, 9.00% (d)	195,653	2,979,795
Wheeler Real Estate Investment Trust, Inc. - Series D, 8.75% (d)	312,553	5,329,029
		13,700,832
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $16,908,870)		13,700,832

The accompanying notes are an integral part of these financial statements.

7

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2018 (Unaudited)

PREFERRED STOCKS - 34.8%	Number of Shares	Value
Consumer Discretionary - 0.2%
TravelCenters of America LLC - Senior Unsecured, 8.00%	16,602	$412,892
TravelCenters of America LLC - Senior Unsecured, 8.25%	445	11,036
		423,928

Energy - 5.2%
GasLog Partners LP - Series A, 8.63% (3 Month LIBOR USD +6.31%) (b)(c)(d)	45,000	1,190,250
GasLog Partners LP - Series B, 8.20% (3 Month LIBOR USD +5.84%) (b)(c)(d)	48,500	1,228,505
NGL Energy Partners LP - Series B, 9.00% (3 Month LIBOR USD +7.21%) (b)	75,000	1,781,250
NuStar Energy LP - Series A, 8.50% (3 Month LIBOR USD +6.77%) (b)(d)	60,000	1,455,000
NuStar Energy LP - Series B, 7.63% (3 Month LIBOR USD +5.64%) (b)(d)	25,000	565,750
NuStar Energy LP - Series C, 9.00% (3 Month LIBOR USD +6.88%) (b)(d)	50,000	1,226,500
Teekay LNG Partners LP - Series B, 8.50% (3 Month LIBOR USD +6.24%) (b)(c)(d)	110,000	2,581,700
Tsakos Energy Navigation Ltd. - Series D, 8.75% (c)	19,150	476,835
Tsakos Energy Navigation Ltd. - Series E, 9.25% (3 Month LIBOR USD +6.88%) (b)(c)	52,600	1,319,734
		11,825,524

Financials - 17.8%
AG Mortgage Investment Trust, Inc. - Series A, 8.25%	12,200	307,928
AG Mortgage Investment Trust, Inc. - Series B, 8.00%	40,819	1,014,352
AGNC Investment Corp. - Series B, 7.75% (d)	123,583	3,210,686
Annaly Capital Management, Inc. - Series C, 7.63%	19,897	503,593
Annaly Capital Management, Inc. - Series D, 7.50% (d)	34,984	878,098
Apollo Commercial Real Estate Finance, Inc. - Series C, 8.00% (d)	363,417	9,221,706
Arbor Realty Trust, Inc., 7.38%	60,000	1,531,200
Arbor Realty Trust, Inc. - Series A, 8.25%	46,261	1,172,254
Arbor Realty Trust, Inc. - Series B, 7.75%	20,323	509,294
Arbor Realty Trust, Inc. - Series C, 8.50% (d)	81,007	2,090,386
Capstead Mortgage Corp. - Series E, 7.50%	53,622	1,347,521
Compass Diversified Holdings - Series A, 7.25%	37,400	890,494
Cowen, Inc., 7.35% (d)	88,350	2,224,653
CYS Investments, Inc. - Series B, 7.50% (d)	91,317	2,198,913
Invesco Mortgage Capital, Inc. - Series A, 7.75% (d)	81,453	2,036,325
Invesco Mortgage Capital, Inc. - Series B, 7.75% (3 Month LIBOR USD +5.18%) (b)(d)	165,097	4,242,993
MFA Financial, Inc. - Series B, 7.50% (d)	62,681	1,598,366
National General Holdings Corp., 7.63%	36,801	901,257
Resource Capital Corp., 8.63% (3 Month LIBOR USD +5.93%) (b)(d)	190,912	4,877,802
		40,757,821
Industrials - 0.6%
Seaspan Corp. - Series H, 7.88% (c)(d)	64,044	1,512,079

Real Estate - 10.9%
Ashford Hospitality Trust, Inc. - Series G, 7.38% (d)	239,578	5,551,022
Bluerock Residential Growth REIT, Inc. - Series A, 8.25% (d)	201,020	5,136,061
Cedar Realty Trust, Inc. - Series B, 7.25% (d)	4,973	121,142
Hersha Hospitality Trust - Series D, 6.50% (d)	166,694	3,858,966
iStar, Inc. - Series G, 7.65%	60,046	1,499,949
Landmark Infrastructure Partners LP - Series B, 7.90% (d)	76,800	1,864,704

The accompanying notes are an integral part of these financial statements.

8

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2018 (Unaudited)

PREFERRED STOCKS - 34.8% (Continued)	Number of Shares	Value
Real Estate - 10.9% (Continued)
STAG Industrial, Inc. - Series C, 6.88% (d)	45,405	$1,151,925
Summit Hotel Properties, Inc. - Series D, 6.45% (d)	31,693	787,254
UMH Properties, Inc. - Series B, 8.00% (d)	33,751	883,601
VEREIT, Inc. - Series F, 6.70% (d)	161,260	4,046,014
		24,900,638
Telecommunication Services - 0.1%
Qwest Corp., 6.75%	12,643	284,341
TOTAL PREFERRED STOCKS (Cost $76,472,226)		79,704,331

CONVERTIBLE BONDS - 1.5%	Principal Amount
Financials - 1.5%
Western Asset Mortgage Capital Corp.
6.750%, 10/01/2022 (d)	$3,500,000	3,451,000
TOTAL CONVERTIBLE BONDS (Cost $3,500,000)		3,451,000

CORPORATE BONDS - 0.4%
Financials - 0.4%
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.125%, 12/15/2024	1,000,000	901,250
TOTAL CORPORATE BONDS (Cost $969,513)		901,250

EXCHANGE TRADED FUNDS - 0.9%
Direxion Daily 20+ Year Treasury Bear 3x Shares (a)	100,231	2,126,902
TOTAL EXCHANGE TRADED FUNDS (Cost $1,859,203)		2,126,902

PURCHASED OPTIONS - 0.2%	Contracts
Put Options - 0.2%
Vanguard Real Estate ETF
Expiration: March 2018, Exercise Price: $75.00	3,300	478,500
TOTAL PURCHASED OPTIONS (Cost $451,680)		478,500

The accompanying notes are an integral part of these financial statements.

9

Orinda Income Opportunities Fund Schedule Of Investments (Continued) February 28, 2018 (Unaudited)

SHORT-TERM INVESTMENTS - 3.9%	Number of Shares	Value
STIT-Treasury Obligations Portfolio, 1.32% (e)	8,956,071	$8,956,071
TOTAL SHORT-TERM INVESTMENTS(Cost $8,956,071)		8,956,071

TOTAL INVESTMENTS (Cost $299,148,977) - 130.0%		297,820,079
Liabilities in Excess of Other Assets - (30.0)%		(68,802,081)
TOTAL NET ASSETS - 100.0%		$229,017,998

Percentages are stated as a percent of net assets.

(a)	Non-income producing.

(b)	Variable rate security. The rate shown represents the rate at February 28, 2018.

(c)	U.S. traded security of a foreign issuer or corporation.

(d)	All or a portion of the security has been segregated for open short positions.

(e)	Seven-day yield as of February 28, 2018.

The accompanying notes are an integral part of these financial statements.

10

Orinda Income Opportunities Fund Schedule Of Securities Sold Short February 28, 2018 (Unaudited)

COMMON STOCKS - (0.2%)	Number of Shares	Value
Consumer Discretionary - 0.1%
TravelCenters Of America LLC (a)	(77,000)	$(286,825)
Telecommunication Services - 0.1%
Windstream Holdings, Inc.	(97,400)	(153,892)
TOTAL COMMON STOCKS (Proceeds $485,120)		(440,717)

EXCHANGE TRADED FUNDS - (13.3%)
iPATH S&P 500 VIX Short-Term Futures ETN (a)(b)	(21,242)	(942,083)
iShares Mortgage Real Estate ETF	(80,000)	(3,259,200)
iShares US Preferred Stock ETF	(196,724)	(7,383,052)
Utilities Select Sector SPDR Fund	(196,250)	(9,628,025)
Vanguard Real Estate ETF	(125,113)	(9,177,038)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $32,226,798)		(30,389,398)

REITS - (3.4%)
Real Estate - 3.4%
CBL & Associates Properties, Inc.	(86,000)	(398,180)
National Retail Properties, Inc.	(81,752)	(3,044,444)
Seritage Growth Properties	(82,607)	(3,122,545)
Washington Prime Group, Inc.	(33,175)	(217,296)
Welltower, Inc.	(20,000)	(1,050,000)
		(7,832,465)
TOTAL REITS (Proceeds $8,130,343)		(7,832,465)

TOTAL SECURITIES SOLD SHORT (Proceeds $40,842,261) - (16.9%)		$(38,662,580)

(a)	Non-income producing.

(b)	U.S. traded security of a foreign issuer or corporation.

The accompanying notes are an integral part of these financial statements.

11

Orinda Income Opportunities Fund Schedule Of Options Written February 28, 2018 (Unaudited)

PUT OPTIONS	Counter- party	Contracts	Notional Cost	Value
VANGUARD REAL ESTATE ETF
Expiration: March 2018, Exercise Price: $72.00	N/A	(1,900)	$(13,936,500)	$(95,000)
TOTAL PUT OPTIONS				(95,000)

TOTAL OPTIONS WRITTEN (Premiums received $98,766)				$(95,000)

The accompanying notes are an integral part of these financial statements.

12

Orinda Income Opportunities Fund Statement Of Assets And Liabilities February 28, 2018 (Unaudited)

ASSETS
Investments in securities, at value (cost $290,192,906)	$288,864,008
Short-term investments, at value (cost $8,956,071)	8,956,071
Cash	5,782
Receivables for:
Investments sold	7,406,775
Deposit at brokers	46,567,314
Capital shares sold	289,302
Dividends and interest	1,000,669
Return of capital	31,878
Prepaid expenses and other assets	284,112
Total assets	353,405,911

LIABILITIES
Securities sold short, at fair value (proceeds $40,842,261)	38,662,580
Options written, at value (premiums received $98,766)	95,000
Payables for:
Loans payable	79,005,957
Investments purchased	5,623,480
Distribution and service fees	410,220
Capital shares redeemed	372,367
Advisory fees	180,669
Administration and accounting fees	23,440
Custodian fees	9,690
Transfer agent fees	680
Other accrued expenses and liabilities	3,830
Total liabilities	124,387,913
Net assets	$229,017,998

NET ASSETS CONSIST OF:
Par Value	$10,501
Paid-in capital	257,550,434
Undistributed/accumulated net investment income/(loss)	(501,539)
Accumulated net realized gain/(loss) from investments	(28,895,947)
Net unrealized appreciation/(depreciation) on:
Investments	(1,328,898)
Securities sold short	2,179,681
Written options	3,766
Net assets	$229,017,998

The accompanying notes are an integral part of these financial statements.

13

Orinda Income Opportunities Fund Statement Of Assets And Liabilities (Continued) February 28, 2018 (Unaudited)

CLASS I SHARES
Net assets	$167,432,835
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	7,664,787
Net asset value and redemption price per share	$21.84

CLASS A SHARES
Net assets	$40,864,618
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,877,990
Net asset value, offering and redemption price per share	$21.76
Maximum offering price per share (net asset value divided by 95.00%)	$22.91

CLASS D SHARES
Net assets	$20,720,545
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	958,487
Net asset value, offering and redemption price per share	$21.62

The accompanying notes are an integral part of these financial statements.

14

Orinda Income Opportunities Fund Statement Of Operations For the Six Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $6,379)	$13,322,683
Interest income	389,425
Total investment income	13,712,108

EXPENSES
Advisory fees (Note 2)	1,612,879
Interest expense	435,123
Dividend expense on securities sold-short	213,341
Distribution fees - Class A Shares	130,022
Distribution fees - Class D Shares	108,969
Service fees - Class I Shares	98,382
Service fees - Class A Shares	78,013
Service fees - Class D Shares	10,897
Administration and accounting fees (Note 2)	70,053
Registration and filing fees	37,386
Printing and shareholder reporting fees	33,980
Transfer agent fees (Note 2)	26,567
Custodian fees (Note 2)	15,069
Audit and tax service fees	12,061
Other expenses	2,671
Total expenses	2,885,413
Net investment income/(loss)	$10,826,695

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	$(8,454,493)
Foreign currency	33
Securities sold short	882,782
Written options	200,384
Net change in unrealized appreciation/(depreciation) on:
Investments	(17,856,354)
Securities sold short	2,153,479
Written options	(13,696)
Net realized and unrealized gain/(loss) on investments	(23,087,865)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(12,261,170)

The accompanying notes are an integral part of these financial statements.

15

Orinda Income Opportunities Fund Statements Of Changes In Net Assets

	Six Months Ended February 28, 2018 (Unaudited)	Six Months Ended August 31, 2017[1]	Year Ended February 28, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$10,826,695	$8,222,962	$11,718,936
Net realized gain/(loss) from investments	(7,371,294)	22,483	1,682,886
Net change in unrealized appreciation/(depreciation) on investments	(15,716,571)	(276,109)	28,284,505
Net increase/(decrease) in net assets resulting from operations	(12,261,170)	7,969,336	41,686,327

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	(6,926,718)	(4,918,367)	(7,030,088)
Class A Shares	(3,727,097)	(2,691,376)	(3,854,794)
Class D Shares	(646,185)	(570,380)	(896,541)
Return of Capital
Class I Shares	—	(1,724,314)	(3,874,004)
Class A Shares	—	(979,164)	(2,243,473)
Class D Shares	—	(216,399)	(601,099)
Net decrease in net assets from dividends and distributions to shareholders	(11,300,000)	(11,100,000)	(18,499,999)

CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	43,500,869	25,888,542	73,403,073
Reinvestment of distributions	6,088,123	5,748,698	9,427,050
Shares redeemed	(61,068,530)	(16,854,591)	(36,841,939)
Total from Class I Shares	(11,479,538)	14,782,649	45,988,184

Class A Shares
Proceeds from shares sold	24,394,928	28,088,135	66,186,938
Reinvestment of distributions	3,564,721	3,469,660	5,759,197
Shares redeemed	(92,056,731)	(19,230,071)	(45,028,436)
Total from Class A Shares	(64,097,082)	12,327,724	26,917,699

Class D Shares
Proceeds from shares sold	1,079,610	1,194,705	3,202,125
Reinvestment of distributions	510,692	632,721	1,214,008
Shares redeemed	(1,618,599)	(3,215,608)	(4,095,955)
Total from Class D Shares	(28,297)	(1,388,182)	320,178
Net increase/(decrease) in net assets from capital share transactions	(75,604,917)	25,722,191	73,226,061
Total increase/(decrease) in net assets	(99,166,087)	22,591,527	96,412,389

NET ASSETS:
Beginning of period	328,184,085	305,592,558	209,180,169
End of period	$229,017,998	$328,184,085	$305,592,558
Undistributed/accumulated net investment income/(loss), end of period	$(501,539)	$(28,234)	$—

[1]	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of these financial statements.

16

Orinda Income Opportunities Fund Statements Of Changes In Net Assets (Continued)

	Six Months Ended February 28, 2018 (Unaudited)	Six Months Ended August 31, 2017[1]	Year Ended February 28, 2017
SHARES TRANSACTIONS:
Class I Shares
Shares sold	1,900,636	1,103,910	3,146,019
Dividends and distributions reinvested	265,133	246,931	412,892
Shares redeemed	(2,756,029)	(720,196)	(1,617,828)
Net increase/(decrease)	(590,260)	(630,645)	1,941,083

Class A Shares
Shares sold	1,066,091	1,203,199	2,870,331
Dividends and distributions reinvested	155,742	149,547	252,826
Shares redeemed	(4,167,614)	(823,696)	(1,943,378)
Net increase/(decrease)	(2,945,781)	529,050	1,179,779

Class D Shares
Shares sold	47,576	51,429	137,483
Dividends and distributions reinvested	22,425	27,400	53,651
Shares redeemed	(72,250)	(138,260)	(178,258)
Net increase/(decrease)	(2,249)	(59,431)	12,876

Net increase/(decrease) in shares outstanding	(3,538,290)	1,100,264	3,133,738

[1]	The Fund changed its fiscal year end to August 31.

The accompanying notes are an integral part of these financial statements.

17

Orinda Income Opportunities Fund Statement Of Cash Flows

Six Months Ended February 28, 2018 (Unaudited)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase/(decrease) in net assets resulting from operations	$(12,261,170)
Adjustments to reconcile net increase/(decrease) in net assets from operations to net cash used in operating activities:
Purchases of investments	(196,258,778)
Purchases to cover securities sold short	(428,199,277)
Written options closed or exercised	(10,607)
Proceeds from sales of long-term investments	240,147,545
Proceeds from securities sold short	433,192,432
Premiums received on written options	342,662
Purchases of short-term investments, net	11,043,871
Return of capital distributions received from underlying investments	1,308,128
Amortization and accretion of premium and discount	(49,604)
Net realized gain/(loss) on investments	8,454,493
Net realized gain/(loss) on short transactions	(882,782)
Net realized gain/(loss) on written options	(200,384)
Net realized gain/(loss) on foreign currency translation	(33)
Change in unrealized appreciation/(depreciation) on investments	17,856,354
Change in unrealized appreciation/(depreciation) on short transactions	(2,153,479)
Change in unrealized appreciation/(depreciation) on written options	13,696
Increases/(decreases) in operating assets:
Increases/(decreases) in dividends and interest receivable	538,271
Increases/(decreases) in deposits at broker for short sales	(4,962,742)
Increases/(decreases) in receivable for investment securities sold	(5,403,413)
Increase in prepaid expenses and other assets	(235,612)
Increases/(decreases) in operating liabilities:
Increases/(decreases) in payable for investment securities purchased	975,857
Increases/(decreases) in payable to adviser	(97,314)
Increases/(decreases) in payable for distribution and service fees	119,149
Increases/(decreases) in other accrued expenses	(19,368)
Net cash used in operating activities	63,257,895

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	69,443,441
Payment on shares redeemed	(155,017,788)
Cash distributions paid to shareholders	(1,136,464)
Increase in loan payable	23,458,698
Net cash provided by financing activities	(63,252,113)
Net change in cash	5,782

CASH:
Beginning balance	—
Ending balance	$5,782

The accompanying notes are an integral part of these financial statements.

18

Orinda Income Opportunities Fund Statement Of Cash Flows (Continued)

Six Months Ended February 28, 2018 (Unaudited)
SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	695,913
Non-cash financing activities - distributions reinvested	10,163,536
Non-cash financing activities - decrease in receivable for Fund shares sold	468,034
Non-cash financing activities - increase in payable for Fund shares redeemed	(273,928)

The accompanying notes are an integral part of these financial statements.

19

Orinda Income Opportunities Fund Financial Highlights

For a capital share outstanding throughout the period

	CLASS I SHARES
	Six Months Ended February 28, 2018 (Unaudited)	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	June 28, 2013 through February 28, 2014 [4]
Net Asset Value – Beginning of Period	$23.42	$23.66	$21.36	$25.29	$25.60	$25.00
Income from Investment Operations:
Net investment income/(loss)[1]	0.78	0.63	1.10	0.99	1.15	0.59
Net realized and unrealized gain/(loss) on investments	(1.57)	(0.02)	2.90	(3.36)	0.12	0.50
Total from investment operations	(0.79)	0.61	4.00	(2.37)	1.27	1.09
Less Distributions:
Dividends from net investment income	(0.79)	(0.63)	(1.10)	(1.02)	(1.39)	(0.45)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.04)
Return of Capital	—	(0.22)	(0.60)	(0.54)	(0.18)	—
Total distributions	(0.79)	(0.85)	(1.70)	(1.56)	(1.58)	(0.49)
Net Asset Value – End of Period	$21.84	$23.42	$23.66	$21.36	$25.29	$25.60
Total Return	(3.47)%[5]	2.62%[5]	19.29%	(9.81)%	5.08%	4.44%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$167,433	$193,361	$180,360	$121,400	$151,017	$72,370
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.64%[6]	1.82%[6]	2.01%	1.85%	1.64%	1.96%[6]
After Recoupments/Reimbursements	1.64%[6]	1.82%[6]	2.01%	1.84%	1.70%	1.62%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.41%[6]	0.55%[6]	0.68%	0.49%	0.27%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.90%[6]	5.33%[6]	4.68%	4.21%	4.71%	6.75%[6]
After Recoupments/Reimbursements	6.90%[6]	5.33%[6]	4.68%	4.22%	4.65%	7.09%[6]
Portfolio turnover rate	58%[5]	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.

[2]	Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.

[4]	Commencement of operations for Class I shares was June 28, 2013.

[5]	Not Annualized.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

20

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS A SHARES
	Six Months Ended February 28, 2018 (Unaudited)	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	June 28, 2013 through February 28, 2014 [4]
Net Asset Value – Beginning of Period	$23.33	$23.58	$21.31	$25.25	$25.57	$25.00
Income from Investment Operations:
Net investment income/(loss)[1]	0.74	0.59	1.03	0.93	0.97	0.65
Net realized and unrealized gain/(loss) on investments	(1.56)	(0.02)	2.88	(3.37)	0.22	0.39
Total from investment operations	(0.82)	0.57	3.91	(2.44)	1.19	1.04
Less Distributions:
Dividends from net investment income	(0.75)	(0.60)	(1.04)	(0.96)	(1.32)	(0.43)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.04)
Return of Capital	—	(0.22)	(0.60)	(0.54)	(0.18)	—
Total distributions	(0.75)	(0.82)	(1.64)	(1.50)	(1.51)	(0.47)
Net Asset Value – End of Period	$21.76	$23.33	$23.58	$21.31	$25.25	$25.57
Total Return	(3.63)%[5]	2.49%[5]	18.90%	(10.09)%	4.79%	4.22%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$40,865	$112,549	$101,270	$66,375	$74,834	$14,421
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	1.89%[6]	2.12%[6]	2.29%	2.15%	1.96%	2.55%[6]
After Recoupments/Reimbursements	1.89%[6]	2.12%[6]	2.29%	2.15%	2.00%	1.92%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.38%[6]	0.55%[6]	0.66%	0.48%	0.28%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	6.53%[6]	5.03%[6]	4.34%	3.97%	4.53%	5.45%[6]
After Recoupments/Reimbursements	6.53%[6]	5.03%[6]	4.34%	3.97%	4.49%	6.08%[6]
Portfolio turnover rate	58%[5]	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.

[2]	Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.

[4]	Commencement of operations for Class A shares was June 28, 2013.

[5]	Not Annualized.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

21

Orinda Income Opportunities Fund Financial Highlights (Continued)

For a capital share outstanding throughout the period

	CLASS D SHARES
	Six Months Ended February 28, 2018 (Unaudited)	Six Months Ended August 31, 2017 [2,3]	Year Ended February 28, 2017	Year Ended February 29, 2016	Year Ended February 28, 2015	September 27, 2013 through February 28, 2014 [4]
Net Asset Value – Beginning of Period	$23.18	$23.49	$21.25	$25.17	$25.51	$25.01
Income from Investment Operations:
Net investment income/(loss)[1]	0.66	0.51	0.87	0.82	0.92	0.53
Net realized and unrealized gain/(loss) on investments	(1.55)	(0.02)	2.88	(3.37)	0.07	0.44
Total from investment operations	(0.89)	0.49	3.75	(2.55)	0.99	0.97
Less Distributions:
Dividends from net investment income	(0.67)	(0.58)	(0.90)	(0.83)	(1.14)	(0.43)
Distributions from net realized gains	—	—	—	—	(0.01)	(0.04)
Return of Capital	—	(0.22)	(0.61)	(0.54)	(0.18)	—
Total distributions	(0.67)	(0.80)	(1.51)	(1.37)	(1.33)	(0.47)
Net Asset Value – End of Period	$21.62	$23.18	$23.49	$21.25	$25.17	$25.51
Total Return	(3.96)%[5]	2.13%[5]	18.10%	(10.56)%	3.97%	3.95%[5]

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$20,721	$22,274	$23,963	$21,405	$23,336	$12,450
Ratio of operating expenses to average net assets:
Before Recoupments/Reimbursements	2.65%[6]	2.79%[6]	2.98%	2.81%	2.70%	2.77%[6]
After Recoupments/Reimbursements	2.65%[6]	2.79%[6]	2.98%	2.67%	2.76%	2.67%[6]
Ratio of interest expense and dividends on short positions to average net assets	0.43%[6]	0.55%[6]	0.67%	0.49%	0.27%	0.02%[6]
Ratio of net investment income/(loss) to average net assets:
Before Recoupments/Reimbursements	5.91%[6]	4.36%[6]	3.76%	3.32%	3.75%	7.62%[6]
After Recoupments/Reimbursements	5.91%[6]	4.36%[6]	3.76%	3.46%	3.69%	7.72%[6]
Portfolio turnover rate	58%[5]	46%[5]	121%	127%	185%	119%[5]

[1]	Calculated based on average shares outstanding during the period.

[2]	Effective as of the close of business on April 28, 2017, the Fund acquired all the assets and liabilities of the Orinda Income Opportunities Fund, a series of Advisors Series Trust (the “Predecessor Fund”). The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

[3]	The Fund changed its fiscal year end to August 31.

[4]	Commencement of operations for Class D shares was September 27, 2013.

[5]	Not Annualized.

[6]	Annualized.

The accompanying notes are an integral part of these financial statements.

22

Orinda Income Opportunities Fund Notes To Financial Statements February 28, 2018 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTing POLICIES

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Orinda Income Opportunities Fund (the “Fund”), which became a series of RBB as of the close of business on April 28, 2017. The Fund is authorized to offer three classes of shares, Class I Shares, Class A Shares and Class D Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.00%. Front-end sales charges may be reduced or waived under certain circumstances. Class I Shares, Class A Shares and Class D Shares commenced investment operations on June 28, 2013, June 28, 2013 and September 27, 2013, respectively.

Prior to April 28, 2017, the Fund was a non-diversified series (the “Predecessor Fund”) of Advisors Series Trust (the “Trust”), an open-end management investment company (or mutual fund) organized on October 3, 1996, as a statutory trust under the laws of the State of Delaware. The Predecessor Fund was reorganized into the Fund on April 28, 2017 (the “Reorganization”). As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to April 28, 2017 included herein is that of the Predecessor Fund.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective is to maximize current income with potential for modest growth of capital.

The Fund is an investment company and follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services-Investment Companies.”

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign

23

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — Prices are determined using quoted prices in active markets for identical securities.

●	Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

	Total	Level 1	Level 2	Level 3
Assets
Common Stocks
Financials	$276,000	$276,000	$—	$—
Real Estate	3,278,961	3,278,961	—	—
Utilities	2,567,135	2,567,135	—	—
Total Common Stocks	6,122,096	6,122,096	—	—
REITs
Financials	43,258,168	42,656,109	602,059	—
Real Estate	139,120,929	136,602,925	2,518,004	—
Total REITs	182,379,097	179,259,034	3,120,063	—
Convertible Preferred Stocks
Real Estate	13,700,832	13,700,832	—	—
Total Convertible Preferred Stocks	13,700,832	13,700,832	—	—
Preferred Stocks
Consumer Discretionary	423,928	423,928	—	—
Energy	11,825,524	11,825,524	—	—
Financials	40,757,821	37,495,181	3,262,640	—
Industrials	1,512,079	1,512,079	—	—
Real Estate	24,900,638	24,900,638	—	—
Telecommunication Services	284,341	284,341	—	—
Total Preferred Stocks	79,704,331	76,441,691	3,262,640	—
Convertible Bonds	3,451,000	—	3,451,000	—
Corporate Bonds	901,250	—	901,250	—
Exchange Traded Funds	2,126,902	2,126,902	—	—
Purchased Options
Put Options	478,500	478,500	—	—
Total Purchased Options	478,500	478,500	—	—
Short-Term Investments	8,956,071	8,956,071	—	—
Total Investments in Securities	$297,820,079	$287,085,126	$10,734,953	$—
Total Assets	$297,820,079	$287,085,126	$10,734,953	$—

24

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

FAIR VALUE MEASUREMENTS (continued)

	Total	Level 1	Level 2	Level 3
Liabilities
Securities Sold Short	$38,662,580	$38,662,580	$—	$—
Written Options	95,000	95,000	—	—
Total Liabilities	$38,757,580	$38,757,580	$—	$—

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

*	Please refer to the Schedule of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy.

Transfers between levels are recognized at the end of the reporting period. The Fund transferred $3,572,516 from level 2 to level 1 at February 28, 2018 because these securities were now being priced at the official market close. The Fund transferred $3,690,258 from level 1 to level 2 at February 28, 2018 because the securities were priced at the mean of the last bid and ask prices prior to the market close.

DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Fund may use are options, futures, swaps, and forward foreign currency contracts, among others. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk, and management risk. A Fund investing in a derivative instrument could lose more than the principal amount invested.

The Fund has adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Fund’s use of, and accounting for, derivative instruments and the effect of derivative instruments on the Fund’s results of operations and financial position. Tabular disclosure regarding derivative

25

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Fund may use derivatives in an attempt to achieve an economic hedge, the Fund’s derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the current fiscal period.

The following table lists the fair values of the Fund’s derivative holdings as of the end of the reporting period, grouped by contract type and risk exposure category.

Derivative Type	Statement of Assets and Liabilities Location	Equity Contracts
Asset Derivatives
Written Options	N/A	$—
Total Value- Assets		$—

Derivative Type	Statement of Assets and Liabilities Location	Equity Contracts
Liability Derivatives
Written Options	Options written, at value	$95,000
Total Value- Liabilities		$95,000

The following table lists the amounts of realized gains/(losses) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Statement of Operations Location	Equity Contracts
Realized Gain/(Loss)
Purchased Options	Net realized gain/(loss) from investments	$(456,320)
Written Options	Net realized gain/(loss) from written options	$200,384
Total Realized Gain/(Loss)		$(255,936)

26

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations during the current fiscal period, grouped by contract type and risk exposure.

Derivative Type	Statement of Operations Location	Equity Contracts
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation/(depreciation) on investments	$26,820
Written Options	Net change in unrealized appreciation/(depreciation) on written options	(13,696)
Total Change in Unrealized Appreciation/(Depreciation)		$13,124

Average Balance Information

During the current fiscal period, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)
$ 150,560	$ (46,176)

OPTIONS — The Fund may utilize options for hedging purposes as well as direct investment. Some options strategies, including buying puts, tend to hedge the Fund’s investments against price fluctuations. Other strategies, such as writing puts and calls and buying calls, tend to increase market exposure. Options contracts may be combined with each other in order to adjust the risk and return characteristics of each Fund’s overall strategy in a manner deemed appropriate to the Adviser and consistent with each Fund’s investment objective and policies. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current fair value of the written option. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon the exercise of the option.

With options, there is minimal counterparty credit risk to the Fund since the options are covered or secured, which means that the Fund will own the underlying security or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Fund’s custodian consisting of high quality liquid debt obligations equal to the market value of the option, marked to market daily.

Options purchased are recorded as investments and marked-to-market daily to reflect the current fair value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option contract. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchase put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS — The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund uses futures contracts and options on such futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an

27

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

initial margin deposit in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. The use of futures contracts, and options on futures contracts, involves the risk of imperfect correlation in movements in the price of futures contracts and options thereon, interest rates and the underlying hedged assets.

LEVERAGE AND SHORT SALES — The Fund may use leverage in connection with its investment activities and may effect short sales of securities. Leverage can increase the investment returns of the Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss. The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. The Fund would also incur increased transaction costs associated with selling securities short. In addition, if the Fund sells securities short, it must maintain a segregated account with its custodian containing cash or high-grade securities equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with the Fund’s broker (not including the proceeds from the short sales). The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of cash or liquid assets (for example, U.S. Treasury bills, repurchase agreements, high quality commercial paper and long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

MUTUAL FUND AND ETF TRADING RISK — The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs. ETFs are investment companies that are bought and sold on a national securities exchange. Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios. Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds. Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of the costs.

REITS — The Fund has made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is quite common for these dividends to exceed the REITs’ taxable earnings and profits resulting in the excess portion being designated as a return of capital. The Fund intends to include the gross dividends from such REITs in its annual distributions to shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s

28

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund distributes substantially all of its net investment income, if any, quarterly, and net realized capital gains, if any, annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

FOREIGN CURRENCY TRANSLATION — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statement of Operations.

MARKET RISK — The value of the Fund’s shares will fluctuate as a result of the movement of the overall stock market or the value of the individual securities held by the Fund, and you could lose money.

MASTER LIMITED PARTNERSHIP RISK — Investments in securities (units) of MLPs involve risks that differ from an investment in common stock. To the extent that an MLP’s interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additionally, holders of the units of MLPs have more limited control and limited rights to vote on matters affecting the partnership. There are also certain tax risks associated with an investment in units of MLPs.

FOREIGN AND EMERGING MARKET SECURITIES RISK — Foreign investments may carry risks associated with investing outside the United States, such as currency fluctuation, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Those risks are increased for investments in emerging markets.

CURRENCY RISK — Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

SMALL AND MEDIUM COMPANIES RISK — Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

DERIVATIVES RISK — The Fund’s use of derivatives (which may include options, futures and swaps, among others) may reduce the Fund’s returns and/or increase volatility. Derivatives involve the risk of improper valuation, the risk of ambiguous documentation, and the risk that changes in the value of the derivative may not correlate perfectly with the underlying security.

29

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

Derivatives are also subject to market risk, interest rate risk, credit risk, counterparty risk and liquidity risk. Derivatives may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed the Fund’s original investment.

OPTIONS RISK — Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The Fund may not fully benefit from or may lose money on an option if changes in its value do not correspond as anticipated to changes in the value of the underlying securities.

INTEREST RATE RISK — Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. It is likely there will be less governmental action in the near future to maintain low interest rates. The negative impact on fixed income securities from the resulting rate increases for that and other reasons could be swift and significant.

FIXED INCOME SECURITIES RISK — Fixed income securities are subject to interest rate risk and credit risk. There is also the risk that an issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

REAL ESTATE AND REIT CONCENTRATION RISK — The Fund is vulnerable to the risks of the real estate industry, such as the risk that a decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties, or poor management. The value and performance of REITs depends on how well the underlying properties owned by the REIT are managed. In addition, the value of an individual REIT’s securities can decline if the REIT fails to continue qualifying for special tax treatment.

CONVERTIBLE BOND RISK — Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are therefore subject to both debt security risks and equity risk. Convertible bonds are subject to equity risk especially when their conversion value is greater than the interest and principal value of the bond. The prices of equity securities may rise or fall because of economic or political changes and may decline over short or extended periods of time.

PREFERRED STOCK RISK — Preferred stocks may be more volatile than fixed income securities and are more correlated with the issuer’s underlying common stock than fixed income securities. Additionally, the dividend on a preferred stock may be changed or omitted by the issuer.

INITIAL PUBLIC OFFERING RISK — The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs, because such investments would have a magnified impact on the Fund. As the Fund’s assets grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

PORTFOLIO TURNOVER RISK — A high portfolio turnover rate (100% or more) increases the Fund’s transaction costs (including brokerage commissions and dealer costs), which would adversely impact the Fund’s performance. Higher portfolio turnover may result in the realization of more short-term capital gains than if the Fund had lower portfolio turnover.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund does not charge redemption fees to shareholders.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

30

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

2. INVESTMENT ADVISer AND OTHER services

Orinda Asset Management, LLC (the “Adviser”) serves as the investment adviser to the Fund. The Adviser furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that the total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the average daily net assets for each class of shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, dividends on securities sold short, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

Advisory Fee	Expense Caps
	Class I	Class A	Class D
1.00%	1.40%	1.70%	2.40%

During the current fiscal period, investment advisory fees accrued were as follows:

Advisory Fees
$ 1,612,879

If at any time the Fund’s total annual Fund operating expenses (not including acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes) for a year are less than the relevant share class’s Expense Cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the relevant share class’s Expense cap that was in effect at the time of the waiver or reimbursement. As of February 28, 2018, the Adviser had no fees left to recoup. During the period ended August 31, 2017 and February 28, 2017, the Adviser reimbursed the Fund for shareholder servicing fees in the amount of $8,402 and $35,183, respectively that was a result of the Fund not fully utilizing the fees that had been earned in fiscal year 2017. This amount will not be subject to recoup in the future.

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statement of Operations.

The Board has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Class A shares and up to 1.00% for the Fund’s Class D shares. The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation

31

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.

3. SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Adviser will provide, or arrange for others to provide, certain specified shareholder services. As compensation for the provision of shareholder services, the Fund may pay servicing fees at an annual rate of 0.15% of the average daily net assets of the Class A shares and 0.10% of the average daily net assets of the Class D and Class I shares. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. During the current fiscal period, the Fund incurred shareholder servicing fees as follows:

Shareholder servicing fees
Class I	$ 98,382
Class A	78,013
Class D	10,897

4. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

5. purchases and sales of investment securities

During the current fiscal period, aggregate purchases and sales of investment securities, (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$ 196,258,778	$ 240,147,545

There were no purchases or sales of long-term U.S. Government securities, during the current fiscal period.

6. LEVERAGE & LINE OF CREDIT

The Fund may purchase securities with borrowed money, including bank overdrafts (a form of leverage). The Fund may borrow amounts up to one-third of the value of its assets after giving effect to such borrowing. Leverage exaggerates the effect on the net asset value of any increase or decrease in the market value of the Fund’s portfolio securities. These borrowings will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. In certain cases, interest costs may exceed the return received on the securities purchased.

32

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

The Fund may also utilize the line of credit for short term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Fund maintains a separate line of credit with BNP Paribas (acting through its New York Branch). The Fund is charged interest of 1.20% above the one-month London Interbank Offered Rate (“LIBOR”) for borrowings under this agreement. The Fund can borrow up to a maximum of 50% of the market value of assets pledged as collateral. However, depending on the liquidity of the collateral, issuer concentration, debt ratings of fixed income investments, and the share price of equity holdings, the amount eligible to be borrowed can also be less than 50% of the market value of the assets pledged as collateral.

The Fund has pledged a portion of its investment securities as the collateral for their line of credit. As of the end of the reporting period, the value of the investment securities pledged as collateral was $216,325,405. The Fund had an outstanding average daily balance and a weighted average interest rate of $33.10 million and 2.60%, respectively. The maximum amount outstanding for the Fund during the reporting period was $78,859,520.

7. Federal income tax information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal tax cost	Unrealized appreciation	Unrealized Depreciation	Net unrealized Appreciation (depreciation)
$ 330,792,223	$ 24,206,158	$ (11,331,645)	$ 12,874,513

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2017, were reclassified to the following accounts:

Undistributed Net Investment Income/(Loss)	accumulated net realized gain/(loss)	paid-in capital
$ (71,073)	$ (69,320)	$ 140,393

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

undistributed ordinary income	undistributed long-term capital gains	net UNrealized appreciation/ (depreciation)	capital loss carryforwards	qualified late-year losses
$ —	$ —	$ 12,874,513	$ (17,856,280)	$ —

33

Orinda Income Opportunities Fund Notes To Financial Statements (Continued) February 28, 2018 (Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the six months ended August 31, 2017 and year ended February 28, 2017 were as follows:

	ordinary income	Long-term capital gains	return of capital
Six Months Ended August 31, 2017	$8,180,121	$—	$2,919,879
Year Ended February 28, 2017	11,781,423	—	6,718,576

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

For the fiscal period ended August 31, 2017, 69.10% of dividends paid from net investment income qualify for the dividends received deduction available to corporate shareholders of the Fund. For shareholders of the Fund, 72.62% of the dividend income distributed for the period ended August 31, 2017 is designated as qualified dividend income under the Jobs and Growth Relief Act of 2003.

8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

34

ORINDA INCOME OPPORTUNITIES FUND APPROVAL OF INVESTMENT ADVISORY AGREEMENT February 28, 2018 (Unaudited)

As required by the 1940 Act, the Board of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of the investment advisory agreement between the Adviser and the Company (the “Investment Advisory Agreement”) on behalf of the Fund at a meeting of the Board held on November 17, 2016 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the Investment Advisory Agreement for an initial term ending August 16, 2018. In approving the Investment Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the Investment Advisory Agreement between the Company and the Adviser with respect to each Fund, the Directors took into account all the materials provided prior to and during the Meeting, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by the Adviser; (ii) descriptions of the experience and qualifications of the Adviser’s personnel providing those services; (iii) the Adviser’s investment philosophies and processes; (iv) the Adviser’s assets under management and client descriptions; (v) the Adviser’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) the Adviser ’s proposed advisory fee arrangements with the Fund and other similarly managed clients; (vii) the Adviser’s compliance procedures; (viii) the Adviser’s financial information and insurance coverage; (ix) the extent to which economies of scale are relevant to the Fund; and (x) performance information provided by the Adviser regarding the Fund.

As part of their review, the Directors considered the nature, extent and quality of the services to be provided by the Adviser. The Directors concluded that the Adviser had substantial resources to provide services to the Fund.

The Directors also considered the investment performance of the Fund. The Directors considered the Fund’s investment performance in light of its investment objectives and investment strategies. The Directors concluded that the investment performance of the Fund as compared to its benchmark and Lipper peer group was acceptable.

The Board also considered the advisory fee rates payable by the Fund under the proposed Investment Advisory Agreement. In this regard, information on the fees to be paid by the Fund and the Fund’s expected total operating expense ratios (before and after fee waivers and expense reimbursements) were compared to similar information for mutual funds advised by other, unaffiliated investment advisory firms. The Directors noted that the Adviser had contractually agreed to waive management fees and reimburse expenses through at least December 31, 2018 to limit total annual operating expenses to agreed upon levels for the Fund.

After reviewing the information regarding the Adviser’s costs, profitability and economies of scale, and after considering the services to be provided by the Adviser, the Directors concluded that the investment advisory fees to be paid by the Fund to the Adviser were fair and reasonable and that the Investment Advisory Agreement should be approved for an initial term ending August 16, 2018.

35

Orinda Income Opportunities Fund Notice To Shareholders February 28, 2018 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-467-4632 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2017

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-855-467-4632. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-855-467-4632.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-467-4632 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

36

(This Page Intentionally Left Blank.)

Investment Adviser

Orinda Asset Management LLC

4 Orinda Way, Suite 150-A

Orinda, CA 94563

Distributor

Quasar Distributors, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Custodian

U.S. Bank National Association

Custody Operations

1555 North River Center Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

1818 Market Street, Suite 2400

Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP

One Logan Square, Suite 2000

Philadelphia, PA 19103-6996

OR-SAR18

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Schneider Small Cap Value Fund

of The RBB Fund, Inc.

SEMI-Annual Report February 28, 2018 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCHNEIDER SMALL CAP VALUE FUND

Semi-Annual Investment Report
Performance Data
February 28, 2018 (Unaudited)

Total Returns for the Periods Ended February 28, 2018
	Average Annual
	Six Months†	1 Year	5 Years	10 Years	Since Inception*
Schneider Small Cap Value Fund	6.05%	-0.26%	6.80%	5.37%	12.79%
Russell 2000® Value Index	5.09%	2.96%	10.59%	8.64%	9.64%**

†	Not annualized.
*	The Fund commenced operations on September 2, 1998.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 1.58% and 1.16%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than 30 days are subject to a 1.00% redemption fee.

Portfolio holdings are subject to change at any time.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

1

SCHNEIDER SMALL CAP VALUE FUND

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Actual	$ 1,000.00	$ 1,060.50	$5.88
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

*

Expenses are equal to the Fund’s annualized six-month expense ratio for the period September 1, 2017 to February 28, 2018 of 1.15%, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund as of February 28, 2018 of 6.05%.

2

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Oil & Gas	25.8%	$10,739,938
Insurance	11.4	4,742,720
Banks	9.1	3,772,429
Telecommunications	9.0	3,764,929
Commercial Services	5.8	2,407,004
Real Estate Investment Trust	4.8	2,005,258
Machinery-Diversified	4.7	1,958,125
Auto Parts & Equipment	4.6	1,905,366
Pharmaceuticals	4.2	1,749,515
Oil & Gas Services	3.8	1,585,743
Transportation	3.7	1,571,548
Retail	2.7	1,120,540
Semiconductors	2.1	887,263
Real Estate	1.9	782,008
Chemicals	1.5	618,662
Home Builders	0.5	198,819
Building Materials	0.5	191,800
Savings & Loans	0.3	126,936
Warrants	0.0	30,130
Securities Lending Collateral	32.6	13,550,165
Short-Term Investments	3.8	1,571,033
Liabilities In Excess Of Other Assets	(32.8)	(13,667,860)
NET ASSETS	100.0%	$41,612,071

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS — 96.4%
Auto Parts & Equipment — 4.6%
Adient PLC(a)	30,702	$1,905,366
Banks — 9.1%
Dundee Corp., Class A*	3,133	5,705
HomeStreet, Inc.*	74,750	2,145,325
KeyCorp	53,216	1,124,459
OFG Bancorp	46,227	496,940
		3,772,429
Building Materials — 0.5%
Builders FirstSource, Inc.*	10,000	191,800
Chemicals — 1.5%
Venator Materials PLC*	32,323	618,662
Commercial Services — 5.8%
Herc Holdings, Inc.*	33,277	2,169,993
Hudson Global, Inc.*	120,924	237,011
		2,407,004
Home Builders — 0.5%
Taylor Morrison Home Corp., Class A*	8,860	198,819
Insurance — 11.4%
American Equity Investment Life Holding Co.	67,622	2,069,909
Assured Guaranty Ltd.	59,698	2,064,357
Enstar Group Ltd.*	3,073	608,454
		4,742,720
Machinery-Diversified — 4.7%
Intevac, Inc.*	323,657	1,958,125
Oil & Gas — 25.8%
Chesapeake Energy Corp.*(a)	1,165,288	3,286,112
Halcon Resources Corp.*	1	7
MRC Global, Inc.*	33,019	545,804
NOW, Inc.*(a)	84,787	804,629
Oasis Petroleum, Inc.*	29,525	232,657
QEP Resources, Inc.*	401,536	3,461,240
Range Resources Corp.(a)	9,882	131,332
Whiting Petroleum Corp.*	83,725	2,278,157
		10,739,938
Oil & Gas Services — 3.8%
Weatherford International PLC*(a)	571,794	1,503,818
Willbros Group, Inc.*	86,400	81,925
		1,585,743
Pharmaceuticals — 4.2%
Mallinckrodt PLC*(a)	104,887	1,749,515
Real Estate — 1.9%
Alexander & Baldwin, Inc.	35,562	782,008
Real Estate Investment Trust — 4.8%
Boardwalk Real Estate Investment Trust(a)	47,991	1,694,629
Forest City Realty Trust, Inc., Class A	13,969	297,121
NorthStar Realty Europe Corp.	1,314	13,508
		2,005,258
Retail — 2.7%
Tuesday Morning Corp.*(a)	355,727	1,120,540
Savings & Loans — 0.3%
Flagstar Bancorp, Inc.*	3,600	126,936
Semiconductors — 2.1%
Veeco Instruments, Inc.*(a)	48,885	887,263
Telecommunications — 9.0%
Aviat Networks, Inc.*	181,742	3,047,808
UTStarcom Holdings Corp.*	130,149	717,121
		3,764,929
Transportation — 3.7%
Aegean Marine Petroleum Network, Inc.(a)	185,118	425,771
Ardmore Shipping Corp.*	110,810	836,616
Scorpio Tankers, Inc.	134,418	309,161
		1,571,548
TOTAL COMMON STOCKS
(Cost $41,769,683)		40,128,603

WARRANTS — 0.0%
Oil & Gas — 0.0%
C&J Energy Services, Inc. *	4,153	30,130
TOTAL WARRANTS
(Cost $—)		30,130

SECURITIES LENDING COLLATERAL — 32.6%
Mount Vernon Liquid Assets Portfolio, LLC, 1.65%	13,550,165	13,550,165
TOTAL SECURITIES LENDING COLLATERAL
(Cost $13,550,165)		13,550,165

The accompanying notes are an integral part of the financial statements.
4

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS — 3.8%
STIT-Treasury Obligations Portfolio, 1.31%(b)	1,571,033	$1,571,033
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,571,033)		1,571,033

TOTAL INVESTMENTS — 132.8%
(Cost $56,891,104)		55,279,931
LIABILITIES IN EXCESS OF OTHER ASSETS — (32.8)%		(13,667,860)
NET ASSETS — 100.0%		$41,612,071

*	Non-income producing security.
(a)	All or a portion of the security is on loan. At February 28, 2018, the market value of securities on loan was $12,303,269.
(b)	Seven-day yield as of February 28, 2018.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.
5

SCHNEIDER SMALL CAP VALUE FUND

Statement of Assets and Liabilities

February 28, 2018 (Unaudited)

ASSETS
Investments, at value^ (cost $55,319,848)	$53,708,898
Short-term investments, at value (cost $1,571,033)	1,571,033
Receivables for:
Investments sold	35,753
Dividends	14,151
Prepaid expenses	21,232
Total assets	55,351,067

LIABILITIES
Payables for:
Securities lending collateral	13,550,165
Investments purchased	135,813
Advisory fees	19,263
Administration and accounting fees	8,493
Other accrued expenses and liabilities	25,262
Total liabilities	13,738,996
Net Assets	$41,612,071

NET ASSETS CONSIST OF:
Par value	$3,025
Paid-in capital	42,778,967
Undistributed/(accumulated) net investment income/(loss)	(24,603)
Accumulated net realized gain/(loss) from investments	465,632
Net unrealized appriciation/(depreciation) on investments	(1,610,950)
Net Assets	$41,612,071

Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	3,024,971
Net asset value, offering and redemption price per share	13.76
^Includes market value of securities on loan	$12,303,269

The accompanying notes are an integral part of the financial statements.
6

SCHNEIDER SMALL CAP VALUE FUND

Statement of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $5,997)	$344,413
Securities lending income	75,785
Total Investment Income	420,198

EXPENSES
Advisory fees (Note 2)	222,934
Administration and accounting services fees (Note 2)	21,358
Audit fees	20,940
Legal fees	13,378
Registration and filing fees	13,359
Transfer agent fees (Note 2)	12,326
Directors' fees	9,854
Officers' fees	7,231
Printing and shareholder reporting fees	5,582
Custodian fees (Note 2)	4,393
Other expenses	5,681
Total expenses	337,036
Less: waivers	(80,662)
Net expenses after waivers	256,374
Net investment income (loss)	163,824

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	2,470,846
Net change in unrealized appreciation (depreciation) on:
Investments	(8,258)
Net realized and unrealized gain (loss) on investments	2,462,588
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,626,412

The accompanying notes are an integral part of the financial statements.
7

SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$163,824	$(164,197)
Net realized gain/(loss) from investments	2,470,846	11,057,111
Net change in unrealized appreciation/(depreciation) on investments	(8,258)	(2,927,020)
Net increase/(decrease) in net assets resulting from operations	2,626,412	7,965,894

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(188,427)	—
Net realized capital gains	(8,787,559)	—
Net decrease in net assets from dividends and distributions to shareholders	(8,975,986)	—

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	386,559	6,471,850
Reinvestment of distributions	7,194,872	—
Redemption fees*	5,959	86,813
Shares redeemed	(1,296,608)	(9,728,036)
Net increase/(decrease) in net assets from capital shares	6,290,782	(3,169,373)
Total increase/(decrease) in net assets	(58,792)	4,796,521

NET ASSETS:
Beginning of period	41,670,863	36,874,342
End of period	$41,612,071	$41,670,863
Undistributed/(accumulated) net investment income/(loss), end of period	$(24,603)	$—

SHARES TRANSACTIONS:
Shares sold	25,778	401,314
Dividends and distributions reinvested	497,227	—
Shares redeemed	(82,517)	(598,006)
Net increase/(decrease) in shares outstanding	440,488	(196,692)

*

Prior to December 31, 2017, there was a 1.75% redemption fee on shares redeemed which have been held less than one year. Effective December 31, 2017, the Fund has changed its redemption fees to 1.00% on redemptions of Fund shares held less than 30 days. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.
8

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2018		For the Years Ended August 31,
	(Unaudited)		2017	2016	2015	2014	2013
Per Share Operating Performance
Net asset value, beginning of period	$16.12		$13.26	$11.00	$20.16	$21.07	$16.09
Net investment income/(loss)(1)	0.06		(0.06)	0.03	(0.01)	(0.09)	0.08
Net realized and unrealized gain/(loss) on investments	1.08		2.89	2.29	(4.53)	2.63	4.90
Net increase/(decrease) in net assets resulting from operations	1.14		2.83	2.32	(4.54)	2.54	4.98
Dividends and distributions to shareholders from:
Net investment income	(0.07)		—	(0.03)	—	—	—
Net realized gains	(3.43)		—	(0.03)	(4.58)	(3.45)	—
Tax return of capital	—		—	—	(0.04)	—	—
Total dividends and distributions to shareholders	(3.50)		—	(0.06)	(4.62)	(3.45)	—
Redemption fees	—	(2)	0.03	— (2)	— (2)	— (2)	— (2)
Net asset value, end of period	$13.76		$16.12	$13.26	$11.00	$20.16	$21.07
Total investment return(3)	6.05	%(5)	21.57%	21.15%	(25.88)%	12.59%	30.95%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$41,612		$41,671	$36,874	$30,387	$61,240	$70,556
Ratio of expenses to average net assets(4)	1.15	%(6)	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.51	%(6)	1.57%	2.13%	1.82%	1.52%	1.50%
Ratio of net investment income/(loss) to average net assets(4)	0.73	%(6)	(0.37)%	0.23%	(0.05)%	(0.44)%	0.38%
Portfolio turnover rate	45.04	%(5)	137.61%	113.69%	88.80%	72.33%	63.87%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Reflects waivers and reimbursements.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
9

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements

February 28, 2018 (Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Schneider Small Cap Value Fund (the “Fund”), which commenced investment operations on September 2, 1998. As of the date hereof, the Fund offers one class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund’s investment objective seeks long-term capital growth.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies”.

The end of the reporting period for the Fund is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1— Prices are determined using quoted prices in active markets for identical securities.

●	Level 2— Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

●	Level 3— Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stocks	$40,128,603	$40,128,603	$—	$—
Warrants	30,130	30,130	—	—
Securities Lending Collateral	13,550,165	13,550,165	—	—
Short-Term Investments	1,571,033	1,571,033	—	—
Total*	$55,279,931	$55,279,931	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no transfers between Levels 1, 2 and 3.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Fund’s investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly

11

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, and paid at least annually to shareholders recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — Prior to December 31, 2017, the Fund imposed a redemption fee of 1.75% on redemptions of Fund shares held less than one year. Effective December 31, 2017, the Fund has changed its redemption fees to 1.00% on redemptions of Fund shares held less than 30 days. The fees are reflected on the Statement of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as the investment adviser to the Fund. The Fund compensates the Adviser for its services at an annual rate based on the Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rate (“Expense Cap”) shown in the following table of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed the Expense Cap as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018. The Fund will not pay the Adviser at a later time for any amounts it may waive or any amounts that the Adviser has assumed.

Advisory Fee	Expense Cap Institutional Class
1.00%	1.15%

12

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

During the current fiscal period, investment advisory fees accrued and waived were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$222,934	$(80,662)	$142,272

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statement of Operations.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

4.	Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$18,553,832	$19,067,600

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

5.	Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by the Fund were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$57,538,038	$4,390,483	$(7,845,264)	$(3,454,781)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2017, primarily attributable to short-term capital gains being netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income/(loss)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$194,064	$(194,064)	$—

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income/(loss)	Undistributed Long-Term capital Gains/(loss)	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$7,467,600	$1,166,834	$(3,454,781)	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017 were as follows:

Ordinary Income	Long-Term Gains	Return of Capital	Total
$ —	$ —	$ —	$ —

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2017, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2017.

14

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

For the fiscal year ended August 31, 2017, the Fund deferred to September 1, 2017, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$—	$—	$—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2017 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. During the year ended August 31, 2017, the Fund utilized $56,873 of capital loss carryfowards. As of August 31, 2017, the Fund did not have any capital loss carryforwards.

6.	Securities Lending

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of the end of the reporting period and the income generated from the program during the current fiscal period with respect to such secured loans were as follows:

Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
$12,303,269	$13,550,165	$75,785

Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of the end of the reporting period:

			Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount[2]
$12,303,269	$—	$12,303,269	($12,303,269)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

15

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Concluded)

February 28, 2018 (Unaudited)

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

16

SCHNEIDER SMALL CAP VALUE FUND

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

17

Investment Adviser

Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SCH-SAR18

SUMMIT GLOBAL INVESTMENTS
U.S. LOW VOLATILITY EQUITY FUND

SUMMIT GLOBAL INVESTMENTS
SMALL CAP LOW VOLATILITY FUND

SUMMIT GLOBAL INVESTMENTS
GLOBAL LOW VOLATILITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2018
(Unaudited)

This report is submitted for the general information of the shareholders of the Funds.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report
February 28, 2018 (Unaudited)

Dear Shareholder:

We appreciate the confidence you have placed in us and are continually grateful to work with you. It enables all of us at Summit Global Investments to do what we love every day. We believe that investors are ultimately rewarded when equity risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while also seeking to provide a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio does not eliminate risk, it has the potential to considerably lessen the effect of market gyrations.

Our investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s return seems unwarranted. Investing for return must always be weighed against the risk of the investments.

Since our last letter to shareholders dated August 31, 2017, U.S. equities have experienced quite the ride. Volatility spiked in February and the market experienced a correction followed by a sharp recovery from the lows. For the six-month period from September 1, 2017 through February 28, 2018, the total return for the U.S Low Volatility Equity Fund was 10.51% vs. 10.84% for the S&P 500® Index. The Fund has faced numerous headwinds such as growth securities winning, concentration outperforming, strong isolated momentum, and most importantly, historic low volatility prior to February’s volatility spike. Nevertheless, the Fund has largely kept pace, only underperforming by -0.31% while capturing 97.13% of the return of the S&P 500® Index. On a risk-adjusted basis the Fund outperformed by 2.63%, as the beta1 for the Fund, as of February 28, 2018, was 0.75. The Fund continues to have a lower beta than the Index with positioning designed to seek downside protection in the event of continued market declines.

For the six months ending February 28, 2018, the Small Cap Low Volatility Fund has faced numerous headwinds such as the dollar weakening, growth securities winning, concentration outperforming, strong isolated momentum, and most importantly, historic low volatility. The Fund has returned 2.71% vs 8.30% for the Russell 2000 Index®. On a risk-adjusted basis the Fund underperformed by -2.10%, as the beta1 for the Fund, as of February 28, 2018, was 0.58. The Fund continues to have a lower beta than the Index with positioning designed to seek downside protection.

In 2017 Summit Global Investments officially began management of the Global Low Volatility Fund. From September 1, 2017 through February 28, 2018 the Fund has faced numerous headwinds such as the dollar weakening, growth securities winning, concentration outperforming, strong isolated momentum, and most importantly, historic low volatility. Despite such markets the Fund has returned 6.03% vs 9.29% for the MSCI ACWI Index. On a risk-adjusted basis the Fund outperformed by 0.16%, as the beta1 for the Fund, as of February 28, 2018, was 0.63. The Fund continues to have a lower beta than the Index with positioning designed to seek downside protection.

Economic Update

The economy has continued to grow modestly through the fourth quarter of 2017 and into the first quarter of 2018. During the first quarter, equity markets were generally weak and volatile. Growth stocks, as a style, significantly outperformed value stocks across all market caps.

The U.S. economy is expected to continue to grow during 2018 according to the Federal Reserve Leading Index. We do not see significant signs of a recession in the near term.

Both U.S. and non-U.S. valuations are near their 10-year peaks. Although equity market valuations are clearly stretched, we’re still finding attractively valued companies in which to invest.

[1]	Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market.

SUMMIT GLOBAL INVESTMENTS

 Semi-Annual Investment Adviser’s Report (Continued)
February 28, 2018 (Unaudited)

Our expectations:

●	Increased volatility will likely remain elevated throughout 2018.

●	U.S. economic growth are likely to remain modest as the probability of a recession remains low

●	Globally central bank balance sheets in aggregate should start to decline as debt matures creating a headwind for global growth

●	Valuations will likely remain elevated as measured by nearly every valuation metric

●	Unemployment rate should remain at generational lows

●	U.S. technology behemoth companies are likely to come under increasing regulatory scrutiny

Volatility Matters

Stock market volatility, measured by the CBOE Volatility Index: VIX®, hit historical lows in 2017. In fact, the index had fallen below 10, hitting twenty-seven year lows. In the last shareholder letter, we asked, “Why is volatility so low when uncertainty of Washington politics, infrastructure spending, tax reform, and healthcare changes remains so high?”

In periods of extreme low volatility, it becomes increasingly difficult for low volatility strategies to outpace and differentiate themselves from the market. However, over history, a Minsky moment — that is, market turmoil following an extended period of speculation and/or unsustainable growth — sometimes occurs when complacency sets in, as stability is often the prelude to instability, as we experienced in February. Usually, low volatility investment strategies perform well during periods of high or rising market volatility.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (Continued)
February 28, 2018 (Unaudited)

Interest Rates

In December, the Federal Reserve bank increased the Fed Funds rate by 0.25% to an upper-bound target of 1.50%. This is the fifth such increase since December 2015. Based upon the futures market, the implied probability of another 0.25% hike in the Fed Funds rate in March & June is 61%. Expectations exist for more than two rate hikes remaining in 2018. The recent tax cuts should boost economic growth enough for the Fed to have confidence to keep raising interest rates.

Note: In the following graphs, the shaded periods represent recessions.

Historically, an inverted yield curve, measured by the difference between the 10-Year Treasury yield and the 2-Year Treasury yield, has been an excellent indicator of oncoming recessions. During the two months of 2018, the yield curve continued to flatten, with the spread down to 0.47%. However, it’s still a quite a long way from falling below zero, or inverting.

Sentiment

Sentiment increased globally as economic growth picked up in both developed and emerging markets. In the U.S., the University of Michigan Consumer Sentiment Index increased from a quarter ago and remains near its highest level in 17 years.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (ConTINUED)
February 28, 2018 (Unaudited)

Consumers are clearly feeling good with the unemployment rate, household net worth hitting new highs, and the lowest household debt service ratio in the past 30 years. Finally, the Conference Board of Ten Leading Economic Indicators rose from a year ago, confirming that the economy continues to grow modestly.

Valuations Remain Elevated

During the past six months, most global valuation signals remained elevated. Robust earnings growth is expected across global equity markets. Strong earnings often support higher valuation multiples; however, risk of a market selloff has clearly increased.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (CONTINUED)
February 28, 2018 (Unaudited)

Both U.S. and non-U.S. valuations are at or near their 10-year peaks. The spread between them has been rising with the U.S. approximately 30-40% more expensive than international markets. Although, notably, the U.S. stock market seems to always trade at a premium to international stocks.

Lastly, while the markets are somewhat expensive, there usually exists attractively valued individual companies in which to invest. Summit Global Investments seeks attractively valued low volatility companies as part of our investment discipline.

SGI’s Multi-Factor, Multi-Faceted Investment Approach

At Summit Global Investments we are strong believers that low volatility, or managed risk, investing has the potential to ultimately result in more accumulated wealth and a smoother ride for the investor. In addition to our low volatility focus, we utilize multi-factor models and additional risk overlays as part of our investment processes.

Research has shown that a blended or multi-factor approach explains stock returns with greater consistency then single factor models which tend to go in and out of favor. Utilizing a multi-factor approach may help limit the drastic return extremes of single factor exposure (such as many passive “smart beta” approaches).

Important factor tilts that have been present are: value (cheaper companies), quality (profitable, less levered companies), momentum (companies with strong near term returns), lower capitalization (than the index), and dividend yield. We utilize a proprietary alpha model that analyzes companies across multiple dimensions. Our portfolio managers and research team continuously test the predictive power of our alpha model in addition to exploring the market for additional anomalies that we may be able to exploit. Ultimately, we fine tune these customized factors to complement our low volatility approach. These market anomalies have been well researched both internally here at SGI as well as in academia.

We recognize the inherent bias in many low volatility strategies to be highly concentrated in the most defensive sectors. We strive to produce a well-diversified portfolio, including sector allocations, to limit that structural bias within low volatility investing. In addition, we deploy both a multi-dimensional systematic and discretionary oversight to our sector allocations. This allows us to limit, or cap, our exposure to less attractive sectors from a risk adjusted basis.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (ConTINUED)
February 28, 2018 (Unaudited)

Finally, a distinct advantage of Summit Global Investments is our ability to fundamentally analyze all companies in our portfolios. Many purely quantitative strategies end up investing in companies with higher than desired downside risk given their lack of fundamental analysis. Given our desire to manage risk, we find it imperative to identify and eliminate companies with higher potential for downside loss. We seek to eliminate companies with changing business models, management turnover, in major litigation or under investigations, and other critical issues.

We feel strongly that having multiple risk management processes should allow us to hedge and grow client portfolios.

Firm Update

We’re enthusiastic about several developments here at SGI. The firm has surpassed $700 million in assets with a strong pipeline of new business opportunities across all strategies. Three new senior investment professionals recently joined the investment team and we plan to make additional strategic personnel hires to be proactive and stay ahead of our business growth.

Conclusion

We continue to reiterate that large market events are being driven more and more by world events than ever before. Company revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered. We must keep an eye on such events and company strength throughout the coming months and years.

The team at SGI has identified some themes that require close monitoring through the end of 2018. Those themes include:

●	Continuation of modest U.S. economic growth

●	The Federal Reserve will likely raise the fed funds rate at least two more times in 2018

●	No dramatic increase in U.S. long term interest rates because of modest U.S. economic growth and very low international interest rates

●	Globally, monetary policies in major economies could be less accommodative

●	Store closures for brick and mortar retailers should accelerate as eCommerce continues to gain market share

●	Narrowing of the valuation difference between U.S. and non-U.S. equities

●	Political battles in Washington will continue, however clarity regarding health care and trade policies could benefit the market

●	Due to outsized future expectations, the FAANG stocks will ultimately disappoint

●	Volatility will likely continue to be elevated

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may, vary in length and events differ in impact, we believe, for U.S. equity exposure, the Funds' approach should be effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles provides lower price fluctuations, the potential for more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach takes into account each underlying company’s stock volatility, expected

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (CONTINUED)
February 28, 2018 (Unaudited)

market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. The Funds seek to outperform the Index over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable, but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles as we seek to provide acceptable long-term, risk-adjusted returns.

We continue to adhere to our disciplined, managed-risk, multi-factor investment process. Over a full market cycle, this approach aims to limit downside risks and strives for participation in market rallies. After eight plus years of an equity bull market, we believe it is time for investors to be proactively prudent. We’re grateful for the opportunity to help steward the Funds.

Sincerely,
Summit Global Investments, LLC

Mutual fund investing involves risk. Loss of principle is possible. A portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

Diversification does not assure a profit, nor does it protect against a loss in a declining market. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Earnings Growth is not a measure of the Fund’s future performance.

S&P 500: S&P 500 Index is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

Russell 2000: The Russell 2000® Index is an unmanaged market capitalization-weighted index of 2,000 small company stocks of U.S. domiciled companies.

MSCI ACWI: The MSCI ACWI Index captures large and mid-cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With 2,495 constituents, the index covers approximately 85% of the global investable equity opportunity set.

VIX: The CBOE Volatility Index (VIX) is a popular measure of the stock market’s expectation of volatility implied by S&P 500 Index options, calculated and published by the Chicago Board Options Exchange.

Federal Reserve Leading Index: The Federal Reserve Bank of Philadelphia publishes the leading index monthly and it includes economic variables that tend to move before changes in the overall economy. These indicators give a sense of the future state of the economy.

Consumer Sentiment Index: The University of Michigan collects data on consumer attitudes and expectations regarding personal finances, business conditions, and market conditions. This data is summarized in the Consumer Sentiment Index and published monthly.

Conference Board Leading Index: The Conference Board is a non-profit research organization that uses ten component indicators that tend to move before changes in the overall economy. These indicators summarized and published monthly give a sense of the future state of the economy.

It is not possible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

Semi-Annual Investment Adviser’s Report (ConCLUDED)
February 28, 2018 (Unaudited)

Upside Capture Ratio: The upside capture ration is a statistical measure used to evaluate how well an investment manager performed relative to an index during periods when that index has risen.

EV to EBITDA: Enterprise value to earnings before interest, taxes, depreciation, and amortization is a popular valuation multiple used to measure the value of a company. It is often used in conjunction with other valuation multiples to determine the fair market value of a company or group of companies.

Smart Beta: Smart beta defines a set of investment strategies along various factor dimensions that emphasize alternative index construction methodologies using transparent rules versus traditional market capitalization-based indices.

Alpha: Alpha is a measure of the active return on an investment compared to a suitable market index.

FAANG is an acronym for the five most popular and best performing tech stocks in the market, namely Facebook, Apple, Amazon, Netflix and Alphabet’s Google.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS I SHARES

Performance Data

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Three Year	Five Year	Since Inception*
Class I Shares	10.51%	13.91%	9.48%	12.48%	12.45%
S&P 500® Index**	10.84%	17.10%	11.14%	14.73%	14.52%

†	Not annualized.

*	Class I Shares of the Fund commenced operations on February 29, 2012.

**	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 1.14% and 0.98%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS A SHARES

Performance Data (continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Class A Shares (without sales charge)	10.40%	13.65%	10.65%
Class A Shares (with sales charge)	4.63%	7.68%	8.14%
S&P 500® Index**	10.84%	17.10%	14.24%

†	Not annualized.

*	Class A Shares of the Fund commenced operations on October 29, 2015.

**	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 1.39% and 1.23%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Class C Shares	10.01%	12.91%	11.10%
S&P 500® Index**	10.84%	17.10%	16.42%

†	Not annualized.

*	Class C Shares of the Fund commenced operations on December 31, 2015.

**	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 2.14% and 1.98%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS I SHARES

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Class I Shares	2.71%	6.22%	13.65%
Russell 2000® Index**	8.30%	10.51%	18.90%

†	Not annualized.

*	Class I Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 2.40% and 1.42%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS A SHARES

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Class A Shares (without sales charge)	2.55%	5.98%	13.44%
Class A Shares (with sales charge)	-2.86%	0.45%	10.31%
Russell 2000® Index**	8.30%	10.51%	18.90%

†	Not annualized.

*	Class A Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 2.65% and 1.67%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018
	Six Months†	One Year	Since Inception*
Class C Shares	2.16%	5.08%	12.54%
Russell 2000® Index**	8.30%	10.51%	18.90%

†	Not annualized.

*	Class C Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 3.40% and 2.42%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2018 to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual Fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2018 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual Fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Performance Data (Concluded)

February 28, 2018 (Unaudited)

Average Annual Total Returns for the periods ended February 28, 2018*
	Six Months†	One Year	Three Year	Five Year	Since Inception
Class I Shares**	6.03%	14.71%	3.66%	12.28%	17.90%
MSCI ACWI Index***	9.29%	19.41%	8.93%	10.66%	14.09%

†	Not annualized.

*	Returns for periods prior to January 3, 2017 were generated under the Management of the Fund’s former investment adviser.

**

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund (the “Fund”). The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

***	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-855-744-8500.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2017, are 1.32% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2018 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2018, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination. If at any time the Fund’s total annual Fund operating expenses for a year are less than 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The MSCI ACWI Index (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 24 Emerging Markets (EM) countries. With more than 2,400 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly with an index.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 28, 2018 (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2017 through February 28, 2018 and held for the entire period.

Actual Expenses

The first line of the accompanying tables provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Summit Global Investments U.S. Low Volatility Equity Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period*
Class I Shares
Actual	$ 1,000.00	$ 1,105.10	$ 5.12
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91
Class A Shares
Actual	$ 1,000.00	$ 1,104.00	$ 6.42
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.16
Class C Shares
Actual	$ 1,000.00	$ 1,100.10	$ 10.31
Hypothetical (5% return before expenses)	1,000.00	1,014.98	9.89

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 28, 2018 (Unaudited)

	Summit Global Investments Small Cap Low Volatility Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period**
Class I Shares
Actual	$ 1,000.00	$ 1,027.10	$ 6.18
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.16
Class A Shares
Actual	$ 1,000.00	$ 1,025.50	$ 7.43
Hypothetical (5% return before expenses)	1,000.00	1,017.46	7.40
Class C Shares
Actual	$ 1,000.00	$ 1,021.60	$ 11.18
Hypothetical (5% return before expenses)	1,000.00	1,013.74	11.13

	Summit Global Investments Global Low Volatility Fund
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2018	Expenses Paid During Period***
Class I Shares
Actual	$ 1,000.00	$ 1,060.30	$ 4.29
Hypothetical (5% return before expenses)	1,000.00	1,020.63	4.21

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.98%, 1.23% and 1.98% for Class I Shares, Class A Shares and Class C Shares of the Summit Global Investments U.S. Low Volatility Equity Fund, respectively, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for the Fund of 10.51%, 10.40% and 10.01% for Class I Shares, Class A Shares and Class C Shares, respectively.

**

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.23%, 1.48% and 2.23% for Class I Shares, Class A Shares and Class C Shares of the Summit Global Investments Small Cap Low Volatility Fund, respectively, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 2.71%, 2.55 % and 2.16% for Class I Shares, Class A Shares and Class C Shares, respectively.

***

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.84% for Class I Shares of the Summit Global Investments Global Low Volatility Fund, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 6.03% for Class I Shares.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
IT Services	8.7%	$9,166,297
Specialty Retail	8.2	8,609,615
Software	7.8	8,161,009
Insurance	7.6	7,944,296
Food & Staples Retailing	7.4	7,733,537
Health Care Providers & Services	5.4	5,729,186
Oil, Gas & Consumable Fuels	4.5	4,751,380
Biotechnology	4.4	4,668,651
Capital Markets	4.4	4,645,360
Communications Equipment	3.5	3,722,710
Beverages	3.3	3,476,832
Pharmaceuticals	3.0	3,106,924
Professional Services	2.7	2,853,500
Diversified Telecommunication Services	2.5	2,597,254
Commercial Services & Supplies	2.4	2,556,048
Technology Hardware, Storage & Peripherals	2.2	2,357,128
Household Products	2.0	2,057,088
Internet Software & Services	1.6	1,687,624
Health Care Equipment & Supplies	1.5	1,593,531
Food Products	1.4	1,434,596
Textiles, Apparel & Luxury Goods	1.4	1,424,287
Electric Utilities	1.3	1,325,845
Machinery	1.2	1,241,916
Real Estate Investment Trusts (REITs)	0.9	938,268
Semiconductors & Semiconductor Equipment	0.8	824,408
Diversified Financial Services	0.7	766,640
Banks	0.7	731,403
Airlines	0.5	543,696
Independent Power and Renewable Electricity Producers	0.5	504,368
Electronic Equipment, Instruments & Components	0.4	428,773
Distributors	0.3	307,944
Personal Products	0.3	290,724
Aerospace & Defense	0.3	281,952
Consumer Finance	0.3	263,277
Media	0.2	257,900
Chemicals	0.2	236,124
Building Products	0.2	224,665
Real Estate Management & Development	0.2	215,050
Air Freight & Logistics	0.2	214,728
Hotels, Restaurants & Leisure	0.2	211,270
Multi-Utilities	0.2	202,875
Multiline Retail	0.2	198,639
Automobiles	0.1	186,736
SHORT-TERM INVESTMENTS	0.8	889,307
OTHER ASSETS IN EXCESS OF LIABILITIES	3.4	3,621,774
NET ASSETS	100%	$105,185,135

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 95.8%
Aerospace & Defense — 0.3%
Lockheed Martin Corp.	800	$281,952
Air Freight & Logistics — 0.2%
CH Robinson Worldwide, Inc.	2,300	214,728
Airlines — 0.5%
Southwest Airlines Co.	9,400	543,696
Automobiles — 0.1%
Ford Motor Co.	17,600	186,736
Banks — 0.7%
BB&T Corp.	4,500	244,575
JPMorgan Chase & Co.	2,400	277,200
Regions Financial Corp.	10,800	209,628
		731,403
Beverages — 3.3%
Coca-Cola Co., (The)	4,400	190,168
Monster Beverage Corp.*	3,900	247,143
PepsiCo, Inc.	27,700	3,039,521
		3,476,832
Biotechnology — 4.4%
AbbVie, Inc.	18,600	2,154,438
Biogen, Inc.*	8,700	2,514,213
		4,668,651
Building Products — 0.2%
AO Smith Corp., Class A	3,500	224,665
Capital Markets — 4.4%
Northern Trust Corp.	10,000	1,058,700
S&P Global, Inc.	18,700	3,586,660
		4,645,360
Chemicals — 0.2%
PPG Industries, Inc.	2,100	236,124
Commercial Services & Supplies — 2.4%
Cintas Corp.	1,600	273,056
Republic Services, Inc.	30,000	2,015,400
Waste Management, Inc.	3,100	267,592
		2,556,048
Communications Equipment — 3.5%
Cisco Systems, Inc.	76,500	3,425,670
F5 Networks, Inc.*	2,000	297,040
		3,722,710
Consumer Finance — 0.3%
American Express Co.	2,700	263,277
Distributors — 0.3%
LKQ Corp.*	7,800	307,944
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class A*	3,700	766,640
Diversified Telecommunication Services — 2.5%
AT&T, Inc.	65,500	2,377,650
Verizon Communications, Inc.	4,600	219,604
		2,597,254
Electric Utilities — 1.3%
Alliant Energy Corp.	5,300	204,845
Pinnacle West Capital Corp.	2,700	207,792
Xcel Energy, Inc.	21,100	913,208
		1,325,845
Electronic Equipment, Instruments & Components — 0.4%
Corning, Inc.	7,300	212,284
TE Connectivity Ltd., (Switzerland)	2,100	216,489
		428,773
Food & Staples Retailing — 7.4%
Costco Wholesale Corp.	4,500	859,050
Kroger Co., (The)	10,300	279,336
Sysco Corp.	49,300	2,940,745
Wal-Mart Stores, Inc.	40,600	3,654,406
		7,733,537
Food Products — 1.4%
Hershey Co., (The)	14,600	1,434,596
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	19,500	1,321,905
Medtronic PLC, (Ireland)	3,400	271,626
		1,593,531
Health Care Providers & Services — 5.4%
Aetna, Inc.	13,200	2,337,192
Anthem, Inc.	900	211,842
Humana, Inc.	800	217,456
UnitedHealth Group, Inc.	13,100	2,962,696
		5,729,186
Hotels, Restaurants & Leisure — 0.2%
Starbucks Corp.	3,700	211,270
Household Products — 2.0%
Clorox Co., (The)	1,500	193,620
Colgate-Palmolive Co.	9,600	662,112
Procter & Gamble Co., (The)	15,300	1,201,356
		2,057,088
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp.	46,400	504,368
Insurance — 7.6%
Allstate Corp., (The)	2,600	239,876
American International Group, Inc.	17,300	991,982
Marsh & McLennan Cos, Inc.	25,600	2,125,312
Principal Financial Group, Inc.	3,200	199,456
Progressive Corp., (The)	66,400	3,823,312
Prudential Financial, Inc.	3,000	318,960

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Insurance — 7.6% (Continued)
XL Group Ltd.	5,800	$245,398
		7,944,296
Internet Software & Services — 1.6%
Facebook, Inc., Class A*	5,300	945,096
VeriSign, Inc.*	6,400	742,528
		1,687,624
IT Services — 8.7%
Accenture PLC, Class A, (Ireland)	18,000	2,898,180
Cognizant Technology Solutions Corp.	40,900	3,354,618
Fidelity National Information Services, Inc.	3,100	301,258
Fiserv, Inc.*	9,500	1,362,205
Global Payments, Inc.	2,000	226,780
Paychex, Inc.	12,200	794,586
Total System Services, Inc.	2,600	228,670
		9,166,297
Machinery — 1.2%
Snap-on, Inc.	7,800	1,241,916
Media — 0.2%
Walt Disney Co., (The)	2,500	257,900
Multiline Retail — 0.2%
Dollar General Corp.	2,100	198,639
Multi-Utilities — 0.2%
CenterPoint Energy, Inc.	7,500	202,875
Oil, Gas & Consumable Fuels — 4.5%
EOG Resources, Inc.	4,500	456,390
Occidental Petroleum Corp.	6,900	452,640
Phillips 66	10,000	903,700
Valero Energy Corp.	32,500	2,938,650
		4,751,380
Personal Products — 0.3%
Estee Lauder Cos, Inc., Class A, (The)	2,100	290,724
Pharmaceuticals — 3.0%
Bristol-Myers Squibb Co.	3,300	218,460
Eli Lilly & Co.	6,300	485,226
Johnson & Johnson	16,200	2,104,056
Zoetis, Inc.	3,700	299,182
		3,106,924
Professional Services — 2.7%
Robert Half International, Inc.	50,000	2,853,500
Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	4,000	557,320
Regency Centers Corp.	3,200	185,952
UDR, Inc.	5,800	194,996
		938,268
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A*	4,600	215,050
Semiconductors & Semiconductor Equipment — 0.8%
Broadcom Ltd., (Singapore)	800	197,168
Lam Research Corp.	1,000	191,860
Skyworks Solutions, Inc.	2,200	240,350
Texas Instruments, Inc.	1,800	195,030
		824,408
Software — 7.8%
Activision Blizzard, Inc.	2,900	212,077
Adobe Systems, Inc.*	1,500	313,695
Citrix Systems, Inc.*	26,800	2,465,600
Intuit, Inc.	23,000	3,837,780
Microsoft Corp.	11,600	1,087,732
Salesforce.com, Inc.*	2,100	244,125
		8,161,009
Specialty Retail — 8.2%
Best Buy Co., Inc.	17,900	1,296,676
Home Depot, Inc., (The)	16,600	3,025,682
Lowe's Cos, Inc.	2,900	259,811
Ross Stores, Inc.	3,400	265,506
TJX Cos, Inc., (The)	45,500	3,761,940
		8,609,615
Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.	11,500	2,048,380
HP, Inc.	13,200	308,748
		2,357,128
Textiles, Apparel & Luxury Goods — 1.4%
VF Corp.	19,100	1,424,287

TOTAL COMMON STOCKS
(Cost $81,077,535)		100,674,054

SHORT-TERM INVESTMENTS - 0.8%
Fidelity Investments Money Market Funds - Government Portfolio, 1.26% (a)	889,307	889,307
TOTAL SHORT-TERM INVESTMENTS
(Cost $889,307)		889,307
TOTAL INVESTMENTS - 96.6%
(Cost $81,966,842)		101,563,361
OTHER ASSETS IN EXCESS OF LIABILITIES - 3.4%		3,621,774
NET ASSETS - 100.0%		$105,185,135

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018

PLC Public Limited Company.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Hotels, Restaurants & Leisure	6.4%	$1,407,847
Chemicals	5.8	1,267,668
Banks	5.8	1,261,453
Commercial Services & Supplies	5.5	1,212,121
Electronic Equipment, Instruments & Components	4.7	1,037,683
Real Estate Investment Trusts	4.4	960,448
Auto Components	4.0	863,705
Machinery	3.7	800,267
Health Care Equipment & Supplies	3.5	760,001
Capital Markets	3.3	729,721
Electric Utilities	3.2	698,899
IT Services	2.9	624,069
Semiconductors & Semiconductor Equipment	2.8	605,619
Health Care Providers & Services	2.3	493,210
Professional Services	2.2	482,156
Specialty Retail	2.1	459,308
Electrical Equipment	2.0	432,678
Pharmaceuticals	1.8	403,545
Household Durables	1.8	401,705
Water Utilities	1.7	374,250
Food Products	1.7	364,608
Multi-Utilities	1.6	350,156
Trading Companies & Distributors	1.1	246,400
Media	1.1	244,150
Internet & Direct Marketing Retail	1.1	244,026
Leisure Products	1.1	235,271
Diversified Consumer Services	1.1	234,092
Real Estate Management & Development	1.1	232,360
Textiles, Apparel & Luxury Goods	1.0	228,280
Thrifts & Mortgage Finance	1.0	218,161
Containers & Packaging	1.0	213,375
Communications Equipment	1.0	210,755
Air Freight & Logistics	1.0	210,600
Insurance	1.0	208,535
Construction & Engineering	0.9	205,250
Diversified Financial Services	0.9	203,740
Paper & Forest Products	0.9	191,625
Internet Software & Services	0.9	190,272
Investment Companies	0.9	187,436
Gas Utilities	0.7	179,955
SHORT-TERM INVESTMENTS	3.7	818,493
OTHER ASSETS IN EXCESS OF LIABILITIES	5.3	1,154,667
NET ASSETS	100%	$21,848,560

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.0%
Air Freight & Logistics — 1.0%
Forward Air Corp.	3,900	$210,600
Auto Components — 4.0%
Cooper-Standard Holdings, Inc.*	1,800	219,312
Dorman Products, Inc.*	3,100	213,900
Fox Factory Holding Corp.*	5,500	206,525
Standard Motor Products, Inc.	4,800	223,968
		863,705
Banks — 5.8%
Bryn Mawr Bank Corp.	4,800	209,040
Community Trust Bancorp, Inc.	4,500	195,750
First Busey Corp.	7,100	210,515
Great Southern Bancorp, Inc.	4,300	208,120
Preferred Bank	3,600	224,388
QCR Holdings, Inc.	4,900	213,640
		1,261,453
Capital Markets — 3.3%
Fidus Investment Corp.	12,900	166,152
New Mountain Finance Corp.	15,100	191,015
Solar Capital Ltd.	10,000	203,000
WhiteHorse Finance, Inc.	15,400	169,554
		729,721
Chemicals — 5.8%
AdvanSix, Inc.*	4,800	198,480
Cabot Corp.	3,600	216,648
Innospec, Inc.	3,100	201,345
KMG Chemicals, Inc.	4,052	242,998
Quaker Chemical Corp.	1,400	199,542
Sensient Technologies Corp.	2,900	208,655
		1,267,668
Commercial Services & Supplies — 5.5%
ABM Industries, Inc.	5,300	186,348
Matthews International Corp., Class A	4,100	210,125
MSA Safety, Inc.	2,600	209,638
SP Plus Corp.*	5,300	190,800
UniFirst Corp.	1,400	217,420
Viad Corp.	3,800	197,790
		1,212,121
Communications Equipment — 1.0%
Ituran Location and Control Ltd., (Israel)	6,100	210,755
Construction & Engineering — 0.9%
Comfort Systems USA, Inc.	5,000	205,250
Containers & Packaging — 1.0%
Silgan Holdings, Inc.	7,500	213,375
Diversified Consumer Services — 1.1%
Carriage Services, Inc.	8,600	234,092
Diversified Financial Services — 0.9%
Compass Diversified Holdings †	12,200	203,740
Electric Utilities — 3.2%
El Paso Electric Co.	3,700	179,820
Hawaiian Electric Industries, Inc.	5,800	191,168
PNM Resources, Inc.	4,700	165,440
Spark Energy, Inc., Class A	17,470	162,471
		698,899
Electrical Equipment — 2.0%
EnerSys	3,200	223,008
Regal Beloit Corp.	2,900	209,670
		432,678
Electronic Equipment, Instruments & Components — 4.7%
Celestica, Inc., (Canada)*	19,500	212,160
ePlus, Inc.*	2,710	207,451
Orbotech Ltd., (Israel)*	3,900	214,344
PC Connection, Inc.	8,000	198,640
Plexus Corp.*	3,400	205,088
		1,037,683
Food Products — 1.7%
B&G Foods, Inc.	5,900	163,430
Lancaster Colony Corp.	1,700	201,178
		364,608
Gas Utilities — 0.7%
Chesapeake Utilities Corp.	2,700	179,955
Health Care Equipment & Supplies — 3.5%
Globus Medical, Inc., Class A*	5,900	281,076
ICU Medical, Inc.*	1,100	254,375
LeMaitre Vascular, Inc.	6,460	224,550
		760,001
Health Care Providers & Services — 2.3%
Addus HomeCare Corp.*	6,800	233,580
Chemed Corp.	1,000	259,630
		493,210
Hotels, Restaurants & Leisure — 6.4%
Choice Hotels International, Inc.	3,000	237,450
Cracker Barrel Old Country Store, Inc.	1,500	234,150
Dave & Buster's Entertainment, Inc.*	4,400	196,988
Denny's Corp.*	16,500	248,160
Ruth's Hospitality Group, Inc.	10,100	247,955
Texas Roadhouse, Inc.	4,400	243,144
		1,407,847
Household Durables — 1.8%
Helen of Troy Ltd., (Bermuda)*	2,500	225,125
Tupperware Brands Corp.	3,600	176,580
		401,705

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Insurance — 1.0%
Argo Group International Holdings Ltd., (Bermuda)	3,580	$208,535
Internet & Direct Marketing Retail — 1.1%
PetMed Express, Inc.	5,400	244,026
Internet Software & Services — 0.9%
CommerceHub, Inc., Class A*	9,600	190,272
Investment Companies — 0.9%
TPG Specialty Lending, Inc.	10,390	187,436
IT Services — 2.9%
Sykes Enterprises, Inc.*	6,921	201,124
TTEC Holdings, Inc.	5,300	188,945
WNS Holdings Ltd., (India) ADR*	5,200	234,000
		624,069
Leisure Products — 1.1%
MCBC Holdings, Inc.*	9,599	235,271
Machinery — 3.7%
Alamo Group, Inc.	1,893	210,407
Global Brass & Copper Holdings, Inc.	6,500	183,950
Hillenbrand, Inc.	4,900	215,110
Kadant, Inc.	2,000	190,800
		800,267
Media — 1.1%
John Wiley & Sons, Inc., Class A	3,800	244,150
Multi-Utilities — 1.6%
NorthWestern Corp.	3,400	173,672
Unitil Corp.	4,198	176,484
		350,156
Paper & Forest Products — 0.9%
Neenah Paper, Inc.	2,500	191,625
Pharmaceuticals — 1.8%
Phibro Animal Health Corp., Class A	6,100	234,545
Prestige Brands Holdings, Inc.*	5,000	169,000
		403,545
Professional Services — 2.2%
Korn/Ferry International	5,100	213,741
On Assignment, Inc.*	3,500	268,415
		482,156
Real Estate Investment Trusts — 4.4%
Apollo Commercial Real Estate Finance, Inc.	11,700	213,642
LTC Properties, Inc.	4,600	169,970
Potlatch Corp.	4,200	214,830
Urban Edge Properties	8,900	192,062
Urstadt Biddle Properties, Inc., Class A	9,700	169,944
		960,448
Real Estate Management & Development — 1.1%
RMR Group Inc., Class A, (The)	3,700	232,360
Semiconductors & Semiconductor Equipment — 2.8%
Cabot Microelectronics Corp.	2,100	213,990
Nova Measuring Instruments Ltd., (Israel)*	7,700	210,903
NVE Corp.	2,600	180,726
		605,619
Specialty Retail — 2.1%
Aaron's, Inc.	5,800	268,018
Haverty Furniture Cos, Inc.	9,400	191,290
		459,308
Textiles, Apparel & Luxury Goods — 1.0%
Steven Madden Ltd.	5,200	228,280
Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	4,100	218,161
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	3,500	246,400
Water Utilities — 1.7%
California Water Service Group	5,100	193,545
Connecticut Water Service, Inc.	3,500	180,705
		374,250
TOTAL COMMON STOCKS
(Cost $18,850,870)		19,875,400

SHORT-TERM INVESTMENTS - 3.7%
Fidelity Investments Money Market Funds - Government Portfolio, 1.26% (a)	818,493	818,493
TOTAL SHORT-TERM INVESTMENTS
(Cost $818,493)		818,493
TOTAL INVESTMENTS - 94.7%
(Cost $19,669,363)		20,693,893
OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3%		1,154,667
NET ASSETS - 100.0%		$21,848,560

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018.

†	Master Limited Partnership.

ADR American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio Holdings Summary Table

February 28, 2018 (Unaudited)

The following table presents a summary by industry of the portfolio holdings of the Fund:

	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	9.8%	$2,076,489
Software	8.3	1,756,196
Aerospace & Defense	6.2	1,307,838
Health Care Equipment & Supplies	6.1	1,295,694
Internet Software & Services	6.0	1,277,378
Diversified Telecommunication Services	5.8	1,227,899
Hotels, Restaurants & Leisure	5.8	1,226,915
Household Products	5.7	1,211,963
IT Services	4.1	879,525
Road & Rail	4.0	856,663
Personal Products	3.9	822,491
Real Estate Investment Trusts (REITs)	3.9	821,334
Banks	3.9	820,682
Specialty Retail	2.1	454,740
Chemicals	2.1	448,175
Capital Markets	2.1	447,600
Diversified Financial Services	2.0	435,120
Air Freight & Logistics	2.0	429,456
Oil, Gas & Consumable Fuels	2.0	419,234
Machinery	2.0	418,522
Media	1.9	412,640
Beverages	1.9	406,268
Electric Utilities	1.9	404,576
Food Products	1.9	402,866
Insurance	1.9	400,214
Food & Staples Retailing	1.7	374,442
SHORT-TERM INVESTMENTS	1.1	243,357
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(16,392)
NET ASSETS	100%	$21,261,885

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio of Investments

February 28, 2018 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 99.0%
Aerospace & Defense — 6.2%
General Dynamics Corp.	1,950	$433,778
Raytheon Co.	2,030	441,545
United Technologies Corp.	3,210	432,515
		1,307,838
Air Freight & Logistics — 2.0%
CH Robinson Worldwide, Inc.	4,600	429,456
Banks — 3.9%
Bank of Montreal, (Canada)	5,400	410,454
Royal Bank of Canada, (Canada)	5,200	410,228
		820,682
Beverages — 1.9%
Coca-Cola Co., (The)	9,400	406,268
Capital Markets — 2.1%
T Rowe Price Group, Inc.	4,000	447,600
Chemicals — 2.1%
Nutrien Ltd., (Canada)	9,100	448,175
Diversified Financial Services — 2.0%
Berkshire Hathaway, Inc., Class B*	2,100	435,120
Diversified Telecommunication Services — 5.8%
BCE, Inc., (Canada)	9,180	400,523
Telekomunikasi Indonesia Persero Tbk PT, (Indonesia) SP ADR	14,200	412,226
TELUS Corp., (Canada)	11,500	415,150
		1,227,899
Electric Utilities — 1.9%
Duke Energy Corp.	5,370	404,576
Food & Staples Retailing — 1.7%
Wal-Mart Stores, Inc.	4,160	374,442
Food Products — 1.9%
Hershey Co., (The)	4,100	402,866
Health Care Equipment & Supplies — 6.1%
ResMed, Inc.	4,540	432,526
Smith & Nephew PLC, (United Kingdom) SP ADR	11,900	422,093
Stryker Corp.	2,720	441,075
		1,295,694
Hotels, Restaurants & Leisure — 5.8%
Carnival PLC, (United Kingdom) ADR	6,100	406,870
McDonald's Corp.	2,520	397,505
Starbucks Corp.	7,400	422,540
		1,226,915
Household Products — 5.7%
Clorox Co., (The)	3,200	413,056
Colgate-Palmolive Co.	5,800	400,026
Procter & Gamble Co., (The)	5,080	398,881
		1,211,963
Insurance — 1.9%
Chubb Ltd.	2,820	400,214
Internet Software & Services — 6.0%
Alibaba Group Holding Ltd., SP ADR*	2,300	428,122
Facebook, Inc., Class A*	2,300	410,136
Tencent Holdings Ltd., ADR	8,000	439,120
		1,277,378
IT Services — 4.1%
Mastercard, Inc., Class A	2,500	439,400
Visa, Inc., Class A	3,580	440,125
		879,525
Machinery — 2.0%
FANUC Corp., (Japan) ADR	16,500	418,522
Media — 1.9%
Walt Disney Co., (The)	4,000	412,640
Oil, Gas & Consumable Fuels — 2.0%
TransCanada Corp., (Canada)	9,700	419,234
Personal Products — 3.9%
Estee Lauder Cos, Inc., Class A, (The)	3,070	425,011
Unilever, (Netherlands)	7,600	397,480
		822,491
Pharmaceuticals — 9.8%
Bayer AG, (Germany) SP ADR	13,900	406,436
Eli Lilly & Co.	5,470	421,299
Novo Nordisk, (Denmark) SP ADR	8,300	427,284
Roche Holding AG, (Switzerland) SP ADR	14,200	410,522
Sanofi, (France) ADR	10,470	410,948
		2,076,489
Real Estate Investment Trusts (REITs) — 3.9%
Crown Castle International Corp.	3,900	429,234
Equinix, Inc.	1,000	392,100
		821,334
Road & Rail — 4.0%
Canadian National Railway Co., (Canada)	5,500	425,535
Union Pacific Corp.	3,310	431,128
		856,663

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

February 28, 2018 (Unaudited)

	Number of Shares	Value
Software — 8.3%
Adobe Systems, Inc.*	2,210	$462,178
Check Point Software Technologies Ltd., (Israel)*	4,190	435,299
Microsoft Corp.	4,700	440,719
SAP SE, (Germany) SP ADR	4,000	418,000
		1,756,196
Specialty Retail — 2.1%
TJX Cos, Inc., (The)	5,500	454,740

TOTAL COMMON STOCKS
(Cost $19,000,810)		21,034,920

SHORT-TERM INVESTMENTS - 1.1%
Fidelity Investments Money Market Funds - Government Portfolio, 1.26% (a)	243,357	243,357
TOTAL SHORT-TERM INVESTMENTS
(Cost $243,357)		243,357
TOTAL INVESTMENTS - 100.1%
(Cost $19,244,167)		21,278,277
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%		(16,392)
NET ASSETS - 100.0%		$21,261,885

*	Non-income producing security.

(a)	Seven-day yield as of February 28, 2018.

ADR American Depositary Receipt

PLC Public Limited Company

SP ADR Sponsored ADR

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities

February 28, 2018 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
ASSETS
Investments, at value (cost $81,077,535, $18,850,870 and $19,000,810, respectively)	$100,674,054	$19,875,400	$21,034,920
Short-term investments, at value (cost $889,307, $818,493 and $243,357, respectively)	889,307	818,493	243,357
Receivables for:
Capital shares sold	3,624,064	1,152,954	1,250
Dividends	128,210	10,940	38,178
Prepaid and other expenses	51,931	36,809	10,345
Total assets	$105,367,566	$21,894,596	$21,328,050

LIABILITIES
Payables for:
Advisory fees	$42,684	$7,960	$5,094
Capital shares redeemed	32,670	10,183	27,586
Other accrued expenses and liabilities	107,077	27,893	33,485
Total liabilities	182,431	46,036	66,165
Net assets	$105,185,135	$21,848,560	$21,261,885

NET ASSETS CONSIST OF:
Par value	$6,620	$1,883	$737
Paid-in capital	81,127,533	20,886,386	21,368,964
Undistributed/accumulated net investment income/(loss)	193,728	(14,685)	89,920
Accumulated net realized gain/(loss) from investments	4,260,735	(49,554)	(2,231,846)
Net unrealized appreciation/(depreciation) on investments	19,596,519	1,024,530	2,034,110
Net assets	$105,185,135	$21,848,560	$21,261,885

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Assets and Liabilities (Concluded)

February 28, 2018 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
CLASS I SHARES:
Net assets applicable to Class I Shares	$94,576,169	$18,536,556	$21,261,885
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	5,952,183	1,597,099	736,946
Net asset value, offering and redemption price per share	$15.89	$11.61	$28.85

CLASS A SHARES:
Net assets applicable to Class A Shares	$9,138,320	$3,138,615	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	573,778	270,393	—
Net asset value and redemption price per share	$15.93	$11.61	$—
Maximum offering price per share (100/94.75 of $15.93 and $11.61, respectively)	$16.81	$12.10	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$1,470,646	$173,389	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	94,099	15,111	—
Net asset value, offering and redemption price per share	$15.63	$11.47	$—

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statements of Operations

For the Six Months Ended February 28, 2018 (Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund	Summit Global Investments Global Low Volatility Fund
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $126, $642 and $7,904, respectively)	$1,008,918	$166,724	$179,250
Total investment income	1,008,918	166,724	179,250

EXPENSES
Advisory fees (Note 2)	376,806	93,684	77,582
Transfer agent fees (Note 2)	51,226	8,305	6,707
Administration and accounting fees (Note 2)	44,788	9,334	10,185
Registration and filing fees	27,539	22,193	13,796
Legal fees	22,662	3,931	8,225
Directors fees	22,520	2,534	4,931
Officers fees	18,451	2,155	3,655
Audit and tax service fees	17,559	15,326	9,368
Distribution fees - Class A Shares	17,404	4,027	—
Printing and shareholder reporting fees	11,522	1,624	10,206
Distribution fees - Class C Shares	5,143	768	—
Custodian fees (Note 2)	1,787	3,284	1,656
Other expenses	12,921	3,343	6,373
Total expenses before waivers and reimbursements	630,328	170,508	152,684
Less: waivers and reimbursements (Note 2)	(78,538)	(44,160)	(63,354)
Net expenses after waivers and reimbursements	551,790	126,348	89,330
Net investment income/(loss)	457,128	40,376	89,920

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	9,499,014	477,407	829,609
Net change in unrealized appreciation/(depreciation) on investments	598,615	(259,628)	412,929
Net realized and unrealized gain/(loss) on investments	10,097,629	217,779	1,242,538
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,554,757	$258,155	$1,332,458

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$457,128	$1,455,100
Net realized gain/(loss) from investments	9,499,014	1,060,318
Net change in unrealized appreciation/(depreciation) on investments	598,615	5,777,761
Net increase/(decrease) in net assets resulting from operations	10,554,757	8,293,179
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	(1,036,799)	(1,016,757)
Class A Shares	(51,814)	(180,710)
Class C Shares	(5,498)	(5,671)
Total net investment income	(1,094,111)	(1,203,138)
Net realized capital gains
Class I Shares	(5,396,669)	(1,371,748)
Class A Shares	(521,669)	(292,535)
Class C Shares	(85,402)	(11,450)
Total net realized capital gains	(6,003,740)	(1,675,733)
Net decrease in net assets from dividends and distributions to shareholders	(7,097,851)	(2,878,871)
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,949,323	20,225,596
Reinvestment of distributions	6,276,150	2,279,346
Shares redeemed	(15,442,536)	(40,980,435)
Redemption fees*	770	6,643
Total from Class I Shares	(216,299)	(18,468,850)
Class A Shares
Proceeds from shares sold	1,816,073	6,325,586
Reinvestment of distributions	571,954	466,338
Shares redeemed	(16,046,974)	(4,908,192)
Redemption fees*	3,400	520
Total from Class A Shares	(13,655,547)	1,884,252
Class C Shares
Proceeds from shares sold	237,264	1,031,081
Reinvestment of distributions	90,899	17,121
Shares redeemed	(125,386)	(251,350)
Redemption fees*	154	8
Total from Class C Shares	202,931	796,860
Net increase/(decrease) in net assets from capital shares transactions	(13,668,909)	(15,787,738)
Total increase/(decrease) in net assets	(10,212,003)	(10,373,430)
NET ASSETS:
Beginning of period	115,397,138	125,770,568
End of period	$105,185,135	$115,397,138
Undistributed/accumulated net investment income/(loss), end of period	$193,728	$830,711

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
SHARE TRANSACTIONS:
Class I Shares
Shares sold	563,046	1,369,045
Shares reinvested	400,265	155,799
Shares redeemed	(970,744)	(2,786,555)
Total Class I Shares	(7,433)	(1,261,711)
Class A Shares
Shares sold	114,716	428,066
Shares reinvested	36,384	31,897
Shares redeemed	(1,018,484)	(333,270)
Total Class A Shares	(867,384)	126,693
Class C Shares
Shares sold	15,261	70,954
Shares reinvested	5,883	1,185
Shares redeemed	(7,922)	(16,932)
Total Class C Shares	13,222	55,207
Net increase/(decrease) in shares outstanding	(861,595)	(1,079,811)

*

Prior to December 31, 2017, there was a 1.50% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$40,376	$37,507
Net realized gain/(loss) from investments	477,407	1,255,269
Net change in unrealized appreciation/(depreciation) on investments	(259,628)	570,119
Net increase/(decrease) in net assets resulting from operations	258,155	1,862,895
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class I Shares	(65,165)	(44,499)
Class A Shares	(4,708)	(6,975)
Class C Shares	—	—
Total net investment income	(69,873)	(51,474)
Net realized capital gains
Class I Shares	(1,486,849)	(2,053)
Class A Shares	(273,868)	(471)
Class C Shares	(19,328)	(10)
Total net realized capital gains	(1,780,045)	(2,534)
Net decrease in net assets from dividends and distributions to shareholders	(1,849,918)	(54,008)
INCREASE/(DECREASE) IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	8,873,888	3,687,970
Reinvestment of distributions	1,175,459	46,552
Shares redeemed	(3,043,704)	(2,395,742)
Redemption fees*	27	54
Total from Class I Shares.	7,005,670	1,338,834
Class A Shares
Proceeds from shares sold	511,170	1,213,017
Reinvestment of distributions	278,576	7,444
Shares redeemed	(596,262)	(412,426)
Redemption fees*	75	81
Total from Class A Shares.	193,559	808,116
Class C Shares
Proceeds from shares sold	58,669	203,995
Reinvestment of distributions	19,328	10
Shares redeemed	(56,298)	(70,906)
Redemption fees*	1	—
Total from Class C Shares	21,700	133,099
Net increase/(decrease) in net assets from capital share transactions	7,220,929	2,280,049
Total increase/(decrease) in net assets	5,629,166	4,088,936
NET ASSETS:
Beginning of period	16,219,394	12,130,458
End of period	$21,848,560	$16,219,394
Undistributed net investment income/(loss), end of period	$(14,685)	$14,812

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
SHARE TRANSACTIONS:
Class I Shares
Shares sold	700,246	306,838
Shares reinvested	96,507	3,825
Shares redeemed	(242,441)	(199,853)
Total from Class I Shares	554,312	110,810
Class A Shares
Shares sold	40,937	101,225
Shares reinvested	22,853	611
Shares redeemed	(46,450)	(34,308)
Total from Class I Shares	17,340	67,528
Class C Shares
Shares sold	4,578	17,060
Shares reinvested	1,601	1
Shares redeemed	(4,742)	(5,775)
Total from Class C Shares	1,437	11,286
Net increase/(decrease) in shares outstanding	573,089	189,624

*

Prior to December 31, 2017, there was a 1.50% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2018 (Unaudited)	For the Year Ended August 31, 2017
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$89,920	$92,781
Net realized gain/(loss) from investments	829,609	5,612,229
Net change in unrealized appreciation/(depreciation) on investments	412,929	(5,601,962)
Net increase/(decrease) in net assets resulting from operations	1,332,458	103,048

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net realized capital gains	—	—
Net decrease in net assets from dividends and distributions to shareholders	—	—

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	619,037	25,430,511
Reinvestment of distributions	—	—
Shares redeemed	(3,454,543)	(67,148,680)
Redemption fees*	5	2,495
Net increase/(decrease) in net assets from capital shares transactions	(2,835,501)	(41,715,674)
Total increase/(decrease) in net assets	$(1,503,043)	$(41,612,626)

NET ASSETS:
Beginning of period	$22,764,928	$64,377,554
End of period	$21,261,885	$22,764,928
Undistributed/accumulated net investment gain/(loss), end of period	$89,920	$—

INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class I Shares
Shares sold	20,975	965,782
Shares reinvested	—	—
Shares redeemed	(120,958)	(2,711,424)
Net increase/(decrease) in shares outstanding	(99,983)	(1,745,642)

*

Prior to December 31, 2017, there was a 2.00% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. The redemption fees were retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital. Effective December 31, 2017, the Fund eliminated its redemption fee.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013
Per Share Operating Performance
Net asset value, beginning of period	$15.43		$14.69	$13.78	$13.72	$11.85	$10.18
Net investment income/(loss)(1)	0.09		0.22	0.21	0.21	0.16	0.15
Net realized and unrealized gain/(loss) on investments(2)	1.51		0.90	1.66	0.44	2.01	1.64
Net increase/(decrease) in net assets resulting from operations	1.60		1.12	1.87	0.65	2.17	1.79
Dividends and distributions to shareholders from:
Net investment income	(0.18)		(0.16)	(0.21)	(0.16)	(0.08)	(0.05)
Net realized capital gains	(0.96)		(0.22)	(0.75)	(0.43)	(0.22)	(0.07)
Total dividends and distributions to shareholders	(1.14)		(0.38)	(0.96)	(0.59)	(0.30)	(0.12)
Net asset value, end of period	$15.89		$15.43	$14.69	$13.78	$13.72	$11.85
Total investment return(3)	10.51	%(4)	7.73%	13.99%	4.82%	18.57%	17.78%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$94,576		$91,977	$106,110	$72,850	$60,266	$25,638
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(5)	0.98%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets without waivers and reimbursements	1.13	%(5)	1.14%	1.14%	1.20%	1.35%	2.74%
Ratio of net investment income/(loss) to average net assets	0.90	%(5)	1.32%	1.49%	1.47%	1.25%	1.34%
Portfolio turnover rate(5)	63	%(4)(6)	31%	41%	42%	110%	81%

(1)	The selected per share data is calculated based on average shares outstanding method for the period.
(2)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period October 29, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$15.40		$14.67	$14.69
Net investment income/(loss)(2)	0.05		0.16	0.14
Net realized and unrealized gain/(loss) on investments(3)	1.54		0.92	0.79
Net increase/(decrease) in net assets resulting from operations	1.59		1.08	0.93
Dividends and distributions to shareholders from:
Net investment income	(0.10)		(0.13)	(0.20)
Net realized capital gains	(0.96)		(0.22)	(0.75)
Total dividends and distributions to shareholders	(1.06)		(0.35)	(0.95)
Net asset value, end of period	$15.93		$15.40	$14.67
Total investment return(4)	10.40	%(5)	7.48%	6.74	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,138		$22,195	$19,288
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.35	%(6)	1.39%	1.38	%(6)
Ratio of net investment income/(loss) to average net assets	0.62	%(6)	1.07%	1.15	%(6)
Portfolio turnover rate(7)	63	%(5)	31%	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect Sales Charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period December 31, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$15.15		$14.51	$13.57
Net investment income/(loss)(2)	(0.01)		0.04	0.03
Net realized and unrealized gain/(loss) on investments(3)	1.51		0.93	0.91
Net increase/(decrease) in net assets resulting from operations	1.50		0.97	0.94
Dividends and distributions to shareholders from:
Net investment income	(0.06)		(0.11)	—
Net realized capital gains	(0.96)		(0.22)	—
Total dividends and distributions to shareholders	(1.02)		(0.33)	—
Net asset value, end of period	$15.63		$15.15	$14.51
Total investment return(4)	10.01	%(5)	6.74%	6.93	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,471		$1,226	$373
Ratio of expenses to average net assets with waivers and reimbursements	1.98	%(6)	1.98%	1.99	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.13	%(6)	2.15%	2.16	%(6)
Ratio of net investment income/(loss) to average net assets	(0.10	)%(6)	0.30%	0.32	%(6)
Portfolio turnover rate(7)	63	%(5)	31%	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.39		$10.83	$10.00
Net investment income/(loss)(2)	0.03		0.04	0.02
Net realized and unrealized gain/(loss) on investments(3)	0.36		1.57	0.81
Net increase/(decrease) in net assets resulting from operations	0.39		1.61	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.05)		(0.05)	—
Net realized capital gains	(1.12)		— (7)	—
Total dividends and distributions to shareholders	(1.17)		(0.05)	—
Net asset value, end of period	$11.61		$12.39	$10.83
Total investment return(4)	2.71	%(5)	14.86%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$18,537		$12,919	$10,095
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23%	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.68	%(6)	2.21%	4.43	%(6)
Ratio of net investment income/(loss) to average net assets	0.46	%(6)	0.31%	0.53	%(6)
Portfolio turnover rate(8)	36	%(5)	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.38		$10.83	$10.00
Net investment income/(loss)(2)	0.01		0.01	0.01
Net realized and unrealized gain/(loss) on investments(3)	0.36		1.57	0.82
Net increase/(decrease) in net assets resulting from operations	0.37		1.58	0.83
Dividends and distributions to shareholders from:
Net investment income	(0.02)		(0.03)	—
Net realized capital gains	(1.12)		— (7)	—
Total dividends and distributions to shareholders	(1.14)		(0.03)	—
Net asset value, end of period	$11.61		$12.38	$10.83
Total investment return(4)	2.55	%(5)	14.63%	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$3,139		$3,132	$2,010
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(6)	1.48%	1.48	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.93	%(6)	2.44%	4.68	%(6)
Ratio of net investment income/(loss) to average net assets	0.23	%(6)	0.06%	0.28	%(6)
Portfolio turnover rate(8)	36	%(5)	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$12.27		$10.80	$10.00
Net investment income/(loss)(2)	(0.03)		(0.08)	(0.02)
Net realized and unrealized gain/(loss) on investments(3)	0.35		1.55	0.82
Net increase/(decrease) in net assets resulting from operations	0.32		1.47	0.80
Dividends and distributions to shareholders from:
Net realized capital gains	(1.12)		— (7)	—
Net asset value, end of period	$11.47		$12.27	$10.80
Total investment return(4)	2.16	%(5)	13.63%	8.00	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$173		$168	$26
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(6)	2.23%	2.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.67	%(6)	2.89%	5.43	%(6)
Ratio of net investment income/(loss) to average net assets	(0.53	)%(6)	(0.67)%	(0.47	)%(6)
Portfolio turnover rate(8)	36	%(5)	95%	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.
(8)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2018 (Unaudited)		For the Year Ended August 31, 2017	For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Eleven Months Ended August 31, 2014(1)(2)		For the Year Ended Sept. 30, 2013	For the Year Ended Sept. 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$27.20		$24.93	$28.29	$27.64	$27.45		$22.45	$18.83
Net investment income/(loss)(3)	0.12		0.06	(0.19)	(0.21)	(0.20)		(0.14)	(0.16)
Net realized and unrealized gain/(loss) on investments	1.53		2.21	(1.25)	3.04	2.96		5.14	4.21
Net increase/(decrease) in net assets resulting from operations	1.65		2.27	(1.44)	2.83	2.76		5.00	4.05
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—	—		—	—
Net realized capital gains	—		—	(1.93)	(2.18)	(2.57)		—	(0.50)
Total dividends and distributions to shareholders	—		—	(1.93)	(2.18)	(2.57)		—	(0.50)
Redemption fees added to paid-in capital(3)	—		— (4)	0.01	— (4)	—		—	0.07
Net asset value, end of period	$28.85		$27.20	$24.93	$28.29	$27.64		$27.45	$22.45
Total investment return(5)	6.03	%(6)	9.15%	(5.44)%	11.49%	10.62	%(6)(8)	22.27%	22.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$21,252		$22,765	$64,378	$71,523	$59,924		$55,737	$59,007
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(7)	0.84%	0.84%	0.84%	0.84	%(8)(7)	0.86%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.38	%(7)	1.32%	1.13%	1.20%	1.13	%(8)(7)	1.13%	1.25%
Ratio of net investment income/(loss) to average net assets	0.81	%(7)	0.26%	(0.76)%	(0.77)%	(0.80	)%(8)(7)	(0.63)%	(0.75)%
Portfolio turnover rate(9)	41	%(6)	247%	375%	297%	277	%(6)	345%	324%

(1)	The Fund changed its fiscal year end to August 31.
(2)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The selected per share data was calculated based on average shares outstanding method for the period.
(4)	Amount represents less than $0.005 per share.
(5)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)	Annualized.
(8)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(9)	Portfolio turnover rate is calculated for the Fund, as a whole, for the entire period.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-nine active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund (each a “Fund” and, collectively, the “Funds”). The Summit Global Investments U.S. Low Volatility Equity Fund and Summit Global Investments Small Cap Low Volatility Fund commenced investment operations on February 29, 2012 and March 31, 2016, respectively. The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. Effective January 3, 2017, the Fund changed its name from the Scotia Dynamic U.S. Growth Fund to the Summit Global Investments Global Low Volatility Fund and Summit Global Investments, LLC (“Summit” or the “Adviser”) took over management of the Fund from its predecessor investment manager.

As of the end of the reporting period, the Summit Global Investments U.S. Low Volatility Equity Fund offers three classes of shares: Class I Shares, Class A Shares and Class C Shares; the Summit Global Investments Small Cap Low Volatility Fund offers three classes of shares: Class I Shares, Class A Shares (formerly Retail Shares) and Class C Shares and the Summit Global Investments Global Low Volatility Fund offers three classes of shares: Class I Shares, Class A Shares (formerly Class II Shares) and Class C Shares (formerly Institutional Shares). As of the end of the reporting period, Class A Shares and Class C Shares of the Summit Global Investments Global Low Volatility Fund were not yet operational.

RBB has authorized capital of one hundred billion shares of common stock of which 87.023 billion shares are currently classified into one hundred and eighty-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The investment objective of the Summit Global Investments U.S. Low Volatility Equity Fund is to outperform the S&P 500® Index over a market cycle while reducing overall volatility. The investment objective of the Summit Global Investments Small Cap Low Volatility Fund is to outperform the Russell 2000® Index over a market cycle while reducing overall volatility. The investment objective of the Summit Global Investments Global Low Volatility Fund is to seek long-term capital appreciation.

The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services - Investment Companies.”

The end of the reporting period for the Funds is February 28, 2018, and the period covered by these Notes to Financial Statements is the six months ended February 28, 2018 (the “current fiscal period”).

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Investments in other open-end investment

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure the fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1 —	Prices are determined using quoted prices in active markets for identical securities.

● Level 2 —	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

● Level 3 —	Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of the end of the reporting period, in valuing the Funds’ investments carried at fair value:

	Total	Level 1	Level 2	Level 3
Summit Global Investments U.S Low Volatility Equity Fund
Common Stocks	$100,674,054	$100,674,054	$—	$—
Short-Term Investments	889,307	889,307	—	—
Total Investments*	$101,563,361	$101,563,361	$—	$—

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$19,875,400	$19,875,400	$—	$—
Short-Term Investments	818,493	818,493	—	—
Total Investments*	$20,693,893	$20,693,893	$—	$—

Summit Global Investments global Low Volatility Fund
Common Stocks	$21,034,920	$21,034,920	$—	$—
Short-Term Investments	243,357	243,357	—	—
Total Investments*	$21,278,277	$21,278,277	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Funds had no transfers between Levels 1, 2 and 3.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific expenses) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

REDEMPTION/EXCHANGE FEES — Prior to December 31, 2017, the Summit Global Investments U.S. Low Volatility Equity Fund, Summit Global Investments Small Cap Low Volatility Fund and Summit Global Investments Global Low Volatility Fund imposed a redemption/exchange fee of 1.50%, 1.50% and 2.00%, respectively, on redemptions/exchanges of Fund shares held less than 60 days. The fees are reflected on the Statement of Changes in Net Assets. Effective December 31, 2017, the Funds have eliminated their redemption/exchange fees.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the investment adviser to each Fund. Each Fund compensates the Adviser for its services at an annual rate based on each Fund’s average daily net assets (the “Advisory Fee”), payable on a monthly basis in arrears, as shown in the following table.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that total annual Fund operating expenses (excluding certain items discussed below) exceed the rates (“Expense Caps”) shown in the following table of each Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause total annual Fund operating expenses to exceed the Expense Caps as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary expenses, interest and taxes. This contractual limitation is in effect until December 31, 2018 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2018.

	ADVISORY FEE	EXPENSE CAPS
FUND		CLASS I	CLASS A	CLASS C
Summit Global Investments U.S. Low Volatility Equity Fund	0.70%	0.98%	1.23%	1.98%
Summit Global Investments Small Cap Low Volatility Fund	0.95	1.23	1.48	2.23
Summit Global Investments Global Low Volatility Fund	0.70	0.84	1.09	1.84

During the current fiscal period, investment advisory fees accrued, waived and reimbursed were as follows:

FUND	Gross Advisory Fees	Waivers	Reimbursements	Net Advisory Fees
Summit Global Investments U.S. Low Volatility Equity Fund	$376,806	$(78,538)	$—	$298,268
Summit Global Investments Small Cap Low Volatility Fund	93,684	(44,160)	—	49,524
Summit Global Investments Global Low Volatility Fund	77,582	(63,354)	—	14,228

If at any time a Fund’s total annual Fund operating expenses for a year are less than the relevant share class’s Expense cap, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made, provided such reimbursement does not cause the Fund to exceed the relevant share class’s Expense cap that was in effect at the time of the waiver or reimbursement.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

As of the end of the reporting period, the Funds had amounts available for recoupment as follows:

	expiration
FUND	August 31, 2019	August 31, 2020	August 31, 2021
Summit Global Investments U.S. Low Volatility Equity Fund	$151,284	$180,221	$78,538
Summit Global Investments Small Cap Low Volatility Fund	108,075	140,932	44,160
Summit Global Investments Global Low Volatility Fund	—	98,278	63,354

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

For compensation amounts payable to USBFS, please refer to the Statements of Operations.

The Board has adopted a Plan of Distribution (the “Plan”) for the Class A Shares and Class C Shares of the Funds pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in each Fund’s 12b-1 Plan.

3. SHAREHOLDER SERVICING PLAN

The Summit Global Investments Global Low Volatility Fund had adopted a Shareholder Services Plan for the Class I Shares. Under the Shareholder Services Plan, the Fund could pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) of the Fund’s average daily net assets attributable to Class I Shares. Effective December 31, 2017, the Fund has eliminated its Shareholder Services Plan.

4. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2018 (Unaudited)

Treasurer and Secretary and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For Director’s and Officer’s compensation amounts, please refer to the Statement of Operations.

5. Purchases and Sales of Investment Securities

During the current fiscal period, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

FUND	Purchases	Sales
Summit Global Investments U.S. Low Volatility Equity Fund	$67,164,122	$88,971,908
Summit Global Investments Small Cap Low Volatility Fund	10,703,162	6,915,063
Summit Global Investments Global Low Volatility Fund	8,843,040	11,650,698

There were no purchases or sales of long-term U.S. Government securities during the current fiscal period.

6. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of August 31, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of investments held by each Fund were as follows:

FUND	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$96,376,606	$20,397,306	$(1,421,203)	$18,976,103
Summit Global Investments Small Cap Low Volatility Fund	14,950,452	1,607,423	(334,043)	1,273,380
Summit Global Investments Global Low Volatility Fund	21,137,132	2,016,354	(395,173)	1,621,181

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (conTINUED))

February 28, 2018 (Unaudited)

The following permanent differences as of August 31, 2017, primarily attributable to the reclassification of short-term gains in the Summit Global Investments U.S. Low Volatility Equity Fund non-taxable distribution from Corporate stock in the Summit Global Investments Small Cap Low Volatility Fund and short-term capital gains netted against net operating loss in the Summit Global Investments Global Low Volatility Fund, were reclassified to the following accounts:

FUND	Undistributed Net Investments Income/(LOSS)	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Summit Global Investments U.S. Low Volatility Equity Fund	$(66,974)	$66,973	$1
Summit Global Investments Small Cap Low Volatility Fund	(349)	349	—
Summit Global Investments Global Low Volatility Fund	231,224	(461)	(230,763)

As of August 31, 2017, the components of distributable earnings on a tax basis were as follows:

FUND	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$829,871	$788,102	$18,976,103
Summit Global Investments Small Cap Low Volatility Fund	892,587	386,087	1,273,380
Summit Global Investments Global Low Volatility Fund	(3,061,455)	1,621,181	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2017 were as follows:

FUND	Ordinary Income	Long-Term Gains	Total
Summit Global Investments U.S. Low Volatility Equity Fund	$1,244,977	$1,633,894	$2,878,871
Summit Global Investments Small Cap Low Volatility Fund	53,019	989	54,008
Summit Global Investments Global Low Volatility Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of the fiscal year ended August 31, 2017, the Funds did not have any capital loss carryforwards.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (concluded)

February 28, 2018 (Unaudited)

7. Subsequent Events

On March 19th, 2018, subsequent to the end of the reporting period, the Adviser's contractual expense waiver and/or reimbursement arrangement with the Funds was extended through March 31, 2019.

SUMMIT GLOBAL INVESTMENTS FUNDS

Other Information (Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

SUMMIT GLOBAL INVESTMENTS FUNDS

Semi-Annual Report to Shareholders

Investment Adviser and Other Services

BBD, LLP (“BBD”) was replaced as the independent registered public accounting firm for Summit Global Investments Global Low Volatility Fund (the “Fund”) of The RBB Fund, Inc. (“RBB”) effective upon the completion of services related to the audit for the Fund’s 2017 fiscal year. During the Fund’s two most recent fiscal years ended August 31, 2016 and 2017, BBD’s reports on the Fund’s financial statements contained no adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles. During the Fund’s two most recent fiscal years ended August 31, 2016 and 2017 and the interim period commencing August 31, 2017 and ending September 19, 2017, there were no disagreements with BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreement in connection with its report on the financial statements for such years. During the Fund’s two most recent fiscal years and the subsequent interim period ended September 19, 2017, there were no events of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

On September 19, 2017, RBB, by actions of its Audit Committee and Board of Directors, including a majority of the members of the Board of Directors who are not "interested persons" of the Fund (as that term is defined in the Investment Company Act of 1940, as amended), selected Ernst & Young LLP (“EY”) as the independent registered public accounting firm to audit the Fund’s financial statements for the fiscal year ending August 31, 2018. During the Fund’s two most recent fiscal years ended August 31, 2016 and 2017 and the subsequent interim period ended September 19, 2017, neither the Fund nor anyone on its behalf has consulted EY on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).

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Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Suite 2000
Philadelphia, PA 19103-6996

SGI-SAR18

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable to open-end investment companies.

(4) There was a change in the registrant’s independent public accountant for the period covered by this report. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The RBB Fund, Inc.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	4/27/2018

By (Signature and Title)*	/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	4/27/2018

*	Print the name and title of each signing officer under his or her signature.